STATEMENT OF INVESTMENTS
January 31, 2023 (Unaudited)
BNY Mellon US Large Cap Core Equity ETF
Description Shares Value ($)
Common Stocks – 99.7%
Communication Services – 8.7%
Activision Blizzard, Inc. 13,093 1,002,531
Alphabet, Inc., Class A
(a)
108,495 10,723,646
Alphabet, Inc., Class C
(a)
97,192 9,706,565
AT&T, Inc. 129,446 2,636,815
Charter Communications, Inc., Class A
(a)
2,013 773,616
Comcast Corp., Class A 78,166 3,075,832
Meta Platforms, Inc., Class A
(a)
40,879 6,089,745
Netflix, Inc.
(a)
8,142 2,881,128
T-Mobile US, Inc.
(a)
10,951 1,635,094
Verizon Communications, Inc. 77,511 3,222,132
Walt Disney Co. (The)
(a)
32,963 3,576,156
45,323,260
Consumer Discretionary – 10.9%
Airbnb, Inc., Class A
(a)
7,255 806,103
Amazon.com, Inc.
(a)
161,825 16,689,012
AutoZone, Inc.
(a)
319 777,993
Booking Holdings, Inc.
(a)
718 1,747,684
Chipotle Mexican Grill, Inc., Class A
(a)
498 819,897
Dollar General Corp. 4,178 975,981
Ford Motor Co. 70,638 954,319
General Motors Co. 25,859 1,016,776
Hilton Worldwide Holdings, Inc. 4,785 694,256
Home Depot, Inc. (The) 18,621 6,036,370
Lowe's Cos., Inc. 11,520 2,399,040
Lululemon Athletica, Inc.
(a)
2,099 644,141
Marriott International, Inc., Class A 5,012 872,990
McDonald's Corp. 13,469 3,601,611
MercadoLibre, Inc.
(a)
826 976,076
NIKE, Inc., Class B 23,033 2,932,792
O'Reilly Automotive, Inc.
(a)
1,141 904,071
Starbucks Corp. 20,932 2,284,518
Target Corp. 8,370 1,440,812
Tesla, Inc.
(a)
48,739 8,442,570
TJX Cos., Inc. (The) 21,650 1,772,269
56,789,281
Consumer Staples – 7.0%
Altria Group, Inc. 32,504 1,463,980
Archer-Daniels-Midland Co. 10,086 835,625
Coca-Cola Co. (The) 70,967 4,351,697
Colgate-Palmolive Co. 15,204 1,133,154
Constellation Brands, Inc., Class A 3,072 711,229
Costco Wholesale Corp. 8,045 4,112,121
Estee Lauder Cos., Inc. (The), Class A 4,236 1,173,711
General Mills, Inc. 10,538 825,758
Keurig Dr Pepper, Inc. 15,276 538,937
Kimberly-Clark Corp. 6,051 786,691
Kraft Heinz Co. (The) 14,683 595,102
Mondelez International, Inc., Class A 25,021 1,637,374
Monster Beverage Corp.
(a)
7,005 729,080
PepsiCo, Inc. 25,151 4,301,324
Philip Morris International, Inc. 28,318 2,951,868
Procter & Gamble Co. (The) 43,104 6,137,148
SYSCO Corp. 9,147 708,527
Walmart, Inc. 25,949 3,733,283
36,726,609
Energy – 5.4%
Cheniere Energy, Inc. 4,243 648,288
Chevron Corp. 32,742 5,697,763
ConocoPhillips 23,055 2,809,713
Devon Energy Corp. 11,543 729,979
EOG Resources, Inc. 10,630 1,405,817
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Energy – 5.4% (continued)
Exxon Mobil Corp. 75,669 8,778,361
Hess Corp. 4,768 715,963
Kinder Morgan, Inc. 31,854 582,928
Marathon Petroleum Corp. 8,997 1,156,294
Occidental Petroleum Corp. 13,715 888,595
Phillips 66 8,098 811,986
Pioneer Natural Resources Co. 4,290 988,201
Schlumberger Ltd. 25,819 1,471,167
Valero Energy Corp. 7,262 1,016,898
Williams Cos., Inc. (The) 22,198 715,664
28,417,617
Financials – 11.5%
Aflac, Inc. 9,215 677,302
American Express Co. 11,012 1,926,329
American International Group, Inc. 14,003 885,270
Aon PLC, Class A 3,825 1,218,951
Bank of America Corp. 127,318 4,517,243
Berkshire Hathaway, Inc., Class B
(a)
32,943 10,262,403
BlackRock, Inc., Class A 2,765 2,099,216
Blackstone, Inc., Class A 12,680 1,216,773
Capital One Financial Corp. 6,962 828,478
Charles Schwab Corp. (The) 27,819 2,153,747
Chubb Ltd. 7,412 1,686,156
Citigroup, Inc. 35,511 1,854,384
CME Group, Inc., Class A 6,539 1,155,180
Goldman Sachs Group, Inc. (The) 6,234 2,280,460
Intercontinental Exchange, Inc. 10,271 1,104,646
JPMorgan Chase & Co. 53,293 7,458,888
KKR & Co., Inc., Class A 10,184 568,369
Marsh & McLennan Cos., Inc. 9,159 1,602,001
MetLife, Inc. 12,599 919,979
Moody's Corp. 2,894 934,038
Morgan Stanley 24,559 2,390,327
PNC Financial Services Group, Inc. (The) 7,569 1,252,140
Progressive Corp. (The) 10,504 1,432,220
Prudential Financial, Inc. 7,140 749,272
S&P Global, Inc. 6,186 2,319,379
Travelers Cos., Inc. (The) 4,430 846,662
Truist Financial Corp. 24,198 1,195,139
US Bancorp 24,265 1,208,397
Wells Fargo & Co. 68,701 3,220,016
59,963,365
Health Care – 15.4%
Abbott Laboratories 32,007 3,538,374
AbbVie, Inc. 32,336 4,777,644
Agilent Technologies, Inc. 5,292 804,807
Amgen, Inc. 9,770 2,465,948
Becton, Dickinson & Co. 5,177 1,305,743
Boston Scientific Corp.
(a)
25,636 1,185,665
Bristol-Myers Squibb Co. 38,666 2,809,085
Centene Corp.
(a)
10,564 805,399
Cigna Corp. 5,571 1,764,169
CVS Health Corp. 23,922 2,110,399
Danaher Corp. 11,933 3,154,847
DexCom, Inc.
(a)
7,281 779,722
Edwards Lifesciences Corp.
(a)
11,346 870,238
Elevance Health, Inc. 4,312 2,155,957
Eli Lilly & Co. 14,353 4,939,585
Gilead Sciences, Inc. 22,907 1,922,814
HCA Healthcare, Inc. 4,088 1,042,726
Humana, Inc. 2,372 1,213,752

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Health Care – 15.4% (continued)
Illumina, Inc.
(a)
2,839 608,114
Intuitive Surgical, Inc.
(a)
6,534 1,605,338
IQVIA Holdings, Inc.
(a)
3,430 786,876
Johnson & Johnson 47,807 7,812,620
McKesson Corp. 2,573 974,344
Medtronic PLC 23,877 1,998,266
Merck & Co., Inc. 46,221 4,964,598
Moderna, Inc.
(a)
6,030 1,061,642
Pfizer, Inc. 102,688 4,534,702
Regeneron Pharmaceuticals, Inc.
(a)
1,970 1,494,186
Stryker Corp. 6,169 1,565,754
Thermo Fisher Scientific, Inc. 7,135 4,069,305
UnitedHealth Group, Inc. 16,954 8,463,267
Vertex Pharmaceuticals, Inc.
(a)
4,673 1,509,846
Zoetis, Inc., Class A 8,666 1,434,136
80,529,868
Industrials – 6.7%
3M Co. 9,839 1,132,272
Boeing Co. (The)
(a)
10,223 2,177,499
Caterpillar, Inc. 9,604 2,422,993
Cintas Corp. 1,627 721,965
CSX Corp. 38,978 1,205,200
Deere & Co. 5,028 2,126,039
Eaton Corp. PLC 7,265 1,178,456
Emerson Electric Co. 10,990 991,518
FedEx Corp. 4,233 820,609
General Dynamics Corp. 4,132 963,004
General Electric Co. 19,927 1,603,725
Honeywell International, Inc. 12,483 2,602,456
Illinois Tool Works, Inc. 5,135 1,212,065
Johnson Controls International PLC 12,489 868,860
L3Harris Technologies, Inc. 3,551 762,826
Lockheed Martin Corp. 4,307 1,995,261
Norfolk Southern Corp. 4,310 1,059,441
Northrop Grumman Corp. 2,593 1,161,768
Raytheon Technologies Corp. 26,853 2,681,272
Republic Services, Inc., Class A 3,801 474,441
Uber Technologies, Inc.
(a)
36,723 1,135,842
Union Pacific Corp. 11,200 2,286,928
United Parcel Service, Inc., Class B 13,339 2,470,783
Waste Management, Inc. 7,024 1,086,823
35,142,046
Information Technology – 29.4%
Accenture PLC, Class A 11,459 3,197,634
Adobe, Inc.
(a)
8,512 3,152,334
Advanced Micro Devices, Inc.
(a)
29,470 2,214,671
Amphenol Corp., Class A 11,274 899,327
Analog Devices, Inc. 9,707 1,664,459
Apple, Inc. 273,335 39,439,507
Applied Materials, Inc. 15,688 1,749,055
Autodesk, Inc.
(a)
3,923 844,073
Automatic Data Processing, Inc. 7,607 1,717,737
Broadcom, Inc. 7,331 4,288,708
Cadence Design Systems, Inc.
(a)
4,961 907,020
Cisco Systems, Inc. 75,945 3,696,243
Enphase Energy, Inc.
(a)
2,459 544,373
Fidelity National Information Services, Inc. 10,788 809,532
Fiserv, Inc.
(a)
11,552 1,232,367
Fortinet, Inc.
(a)
12,045 630,435
Intel Corp. 73,762 2,084,514
International Business Machines Corp. 16,424 2,212,806
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Information Technology – 29.4% (continued)
Intuit, Inc. 5,191 2,194,080
KLA Corp. 2,667 1,046,744
LAM Research Corp. 2,503 1,251,750
Mastercard, Inc., Class A 15,571 5,770,613
Micron Technology, Inc. 19,575 1,180,373
Microsoft Corp. 136,043 33,712,816
Motorola Solutions, Inc. 2,833 728,109
NVIDIA Corp. 45,280 8,846,354
NXP Semiconductors NV 4,895 902,197
Oracle Corp. 27,967 2,473,961
Palo Alto Networks, Inc.
(a)
5,545 879,659
Paychex, Inc. 5,732 664,110
PayPal Holdings, Inc.
(a)
19,943 1,625,155
QUALCOMM, Inc. 20,348 2,710,557
Roper Technologies, Inc. 1,961 836,857
Salesforce, Inc.
(a)
18,326 3,078,218
ServiceNow, Inc.
(a)
3,743 1,703,552
Snowflake, Inc., Class A
(a)
5,296 828,506
Synopsys, Inc.
(a)
2,792 987,670
TE Connectivity Ltd. 6,042 768,240
Texas Instruments, Inc. 16,577 2,937,610
Visa, Inc., Class A
(b)
29,807 6,861,869
VMware, Inc., Class A
(a)
3,737 457,670
153,731,465
Materials – 1.6%
Air Products & Chemicals, Inc. 4,068 1,303,835
Corteva, Inc. 13,010 838,494
Ecolab, Inc. 4,505 697,509
Freeport-McMoRan, Inc. 25,911 1,156,149
Linde PLC 9,132 3,022,144
Sherwin-Williams Co. (The) 4,327 1,023,725
Southern Copper Corp.
(b)
1,592 119,734
8,161,590
Real Estate – 1.4%
American Tower Corp.
(c)
8,465 1,890,996
Crown Castle, Inc.
(c)
7,909 1,171,402
Equinix, Inc.
(c)
1,693 1,249,654
Prologis, Inc.
(c)
16,831 2,175,912
Public Storage
(c)
2,859 870,108
7,358,072
Utilities – 1.7%
American Electric Power Co., Inc. 9,039 849,304
Dominion Energy, Inc. 15,368 978,019
Duke Energy Corp. 13,999 1,434,198
Exelon Corp. 17,977 758,450
NextEra Energy, Inc. 36,351 2,712,875
Sempra Energy 5,720 917,088
Southern Co. (The) 19,537 1,322,264
8,972,198
Total Common Stocks (cost $536,815,189) 521,115,371
Investment Companies – 0.2%
Registered Investment Companies – 0.2%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
4.30%
(d)(e)
(cost $1,222,921) 1,222,921 1,222,921
Total Investments (cost $538,038,110) 99.9% 522,338,292
Cash and Receivables (Net) 0.1% 545,976
Net Assets 100.0% 522,884,268

See Notes to Statements of Investments
(a)
Non-income producing security.
(b)
Security, or portion thereof, on loan. At January 31, 2023, the value of the fund’s securities on loan was $6,836,407 and the value of the collateral was $6,939,430, consisting of U.S. Government
& Agency securities. In addition, the value of collateral may include pending sales that are also on loan.
(c)
Investment in a real estate investment trust.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(e)
The rate shown is the 1-day yield as of January 31, 2023.
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation
(Depreciation) ($)
Futures Long
S&P 500 E-mini 8 3/17/2023 1,577,174 1,636,000 58,826

STATEMENT OF INVESTMENTS
January 31, 2023 (Unaudited)
BNY Mellon US Mid Cap Core Equity ETF
Description Shares Value ($)
Common Stocks – 99.7%
Communication Services – 3.4%
Electronic Arts, Inc. 3,160 406,629
Fox Corp., Class A 3,530 119,808
Fox Corp., Class B 1,853 58,740
Interpublic Group of Cos., Inc. (The) 4,704 171,508
Liberty Broadband Corp., Class A
(a),(b)
163 14,608
Liberty Broadband Corp., Class C
(b)
1,400 125,692
Liberty Media Corp.-Liberty Formula One, Class
A
(b)
303 19,295
Liberty Media Corp.-Liberty Formula One, Class
C
(b)
2,467 174,664
Liberty Media Corp.-Liberty SiriusXM , Class A
(b)
938 38,102
Liberty Media Corp.-Liberty SiriusXM , Class C
(b)
1,869 75,321
Live Nation Entertainment, Inc.
(b)
1,721 138,523
Lumen Technologies, Inc. 11,870 62,318
Match Group, Inc.
(b)
3,277 177,351
News Corp., Class A 4,551 92,203
News Corp., Class B 1,543 31,539
Omnicom Group, Inc. 2,472 212,567
Paramount Global, Class A 8 213
Paramount Global, Class B
(a)
6,183 143,198
Pinterest, Inc., Class A
(b)
7,157 188,158
Roblox Corp., Class A
(b)
4,344 161,640
Roku, Inc., Class A
(b)
1,456 83,720
Sirius XM Holdings, Inc.
(a)
8,361 48,410
Snap, Inc., Class A
(b)
12,363 142,916
Take-Two Interactive Software, Inc.
(b)
1,917 217,062
Trade Desk, Inc. (The), Class A
(b)
5,330 270,231
ZoomInfo Technologies, Inc., Class A
(b)
3,297 93,074
3,267,490
Consumer Discretionary – 10.0%
ADT, Inc. 2,525 22,195
Advance Auto Parts, Inc. 724 110,251
Aptiv PLC
(b)
3,271 369,917
Aramark 3,096 137,865
Bath & Body Works, Inc. 2,740 126,067
Best Buy Co., Inc. 2,407 213,549
BorgWarner, Inc. 2,826 133,613
Burlington Stores, Inc.
(b)
776 178,348
Caesars Entertainment, Inc.
(b)
2,653 138,115
CarMax, Inc.
(a),(b)
1,934 136,250
Carnival Corp.
(b)
12,169 131,669
Choice Hotels International, Inc. 332 40,800
Churchill Downs, Inc. 399 98,992
Coupang , Inc., Class A
(b)
12,387 209,216
D.R. Horton, Inc. 3,763 371,371
Darden Restaurants, Inc. 1,484 219,588
Deckers Outdoor Corp.
(b)
323 138,076
Dollar Tree, Inc.
(b)
2,537 381,007
Domino's Pizza, Inc. 428 151,084
DoorDash , Inc., Class A
(b)
3,207 185,749
eBay, Inc. 6,604 326,898
Etsy, Inc.
(b)
1,509 207,608
Expedia Group, Inc.
(b)
1,771 202,425
Five Below, Inc.
(b)
663 130,697
Floor & Decor Holdings, Inc., Class A
(b)
1,233 111,919
Gamestop Corp., Class A
(a),(b)
3,135 68,563
Garmin Ltd. 1,861 184,016
Genuine Parts Co. 1,699 285,126
Hasbro, Inc. 1,568 92,779
Las Vegas Sands Corp.
(b)
3,970 234,230
Lear Corp. 705 102,775
Lennar Corp., Class A 3,050 312,320
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Consumer Discretionary – 10.0% (continued)
Lennar Corp., Class B 212 18,308
LKQ Corp. 3,024 178,295
Lucid Group, Inc.
(a),(b)
7,213 84,320
Mattel, Inc.
(b)
4,322 88,428
MGM Resorts International 3,800 157,358
Murphy USA, Inc. 248 67,463
Norwegian Cruise Line Holdings Ltd.
(b)
5,228 79,518
NVR, Inc.
(b)
37 194,990
Penske Automotive Group, Inc. 301 38,474
Pool Corp. 459 176,995
PulteGroup, Inc. 2,772 157,699
Rivian Automotive, Inc., Class A
(b)
6,593 127,904
Ross Stores, Inc. 4,176 493,561
Royal Caribbean Cruises Ltd.
(a),(b)
2,639 171,377
Service Corp. International 1,853 137,400
Tapestry, Inc. 2,840 129,419
Tractor Supply Co. 1,327 302,543
Ulta Beauty, Inc.
(b)
621 319,169
Vail Resorts, Inc. 472 123,825
VF Corp. 3,945 122,058
Whirlpool Corp. 662 103,001
Williams-Sonoma, Inc.
(a)
785 105,928
Wyndham Hotels & Resorts, Inc. 1,079 83,633
Wynn Resorts Ltd.
(a),(b)
1,232 127,685
Yum! Brands, Inc. 3,391 442,559
9,784,988
Consumer Staples – 4.2%
Albertsons Cos., Inc., Class A 1,876 39,771
BJ's Wholesale Club Holdings, Inc.
(b)
1,633 118,344
Brown-Forman Corp., Class A 634 42,161
Brown-Forman Corp., Class B 2,255 150,138
Bunge Ltd. 1,811 179,470
Campbell Soup Co. 2,442 126,813
Casey's General Stores, Inc. 452 106,631
Church & Dwight Co., Inc. 2,882 233,039
Clorox Co. (The) 1,494 216,167
ConAgra Brands, Inc. 5,750 213,842
Darling Ingredients, Inc.
(b)
1,927 127,741
Hershey Co. (The) 1,770 397,542
Hormel Foods Corp. 3,502 158,676
JM Smucker Co. (The) 1,281 195,737
Kellogg Co. 3,073 210,746
Kroger Co. (The) 7,850 350,345
Lamb Weston Holdings, Inc. 1,733 173,109
McCormick & Co., Inc. 3,003 225,585
Molson Coors Beverage Co., Class B 2,270 119,357
Performance Food Group Co.
(b)
1,886 115,650
Tyson Foods, Inc., Class A 3,529 232,032
US Foods Holding Corp.
(b)
2,456 93,647
Walgreens Boots Alliance, Inc. 8,676 319,797
4,146,340
Energy – 3.6%
Antero Resources Corp.
(b)
3,267 94,220
APA Corp. 3,893 172,577
Baker Hughes Co., Class A 11,875 376,912
Chesapeake Energy Corp. 1,319 114,384
Coterra Energy, Inc. 9,518 238,236
Diamondback Energy, Inc. 2,087 304,952
EQT Corp. 4,336 141,657
Halliburton Co. 11,006 453,667
HF Sinclair Corp. 1,622 92,292

BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Energy – 3.6% (continued)
Marathon Oil Corp. 7,653 210,228
Matador Resources Co. 1,352 89,448
Murphy Oil Corp. 1,767 77,059
New Fortress Energy, Inc., Class A 620 24,050
NOV, Inc. 4,739 115,821
ONEOK, Inc. 5,358 366,916
Ovintiv , Inc. 2,964 145,918
Range Resources Corp. 2,915 72,933
Southwestern Energy Co.
(b)
13,500 74,520
Targa Resources Corp. 2,759 206,980
Texas Pacific Land Corp. 75 149,689
3,522,459
Financials – 13.6%
Allstate Corp. (The) 3,171 407,378
Ally Financial, Inc. 3,595 116,802
American Financial Group, Inc. 851 121,344
Ameriprise Financial, Inc. 1,272 445,353
Annaly Capital Management, Inc.
(c)
5,720 134,248
Apollo Global Management, Inc. 5,204 368,339
Arch Capital Group Ltd.
(b)
4,469 287,580
Ares Management Corp., Class A 1,866 154,859
Arthur J Gallagher & Co. 2,532 495,563
Assurant, Inc. 611 81,012
Bank of New York Mellon Corp. (The) 8,840 447,039
BOK Financial Corp. 359 36,080
Brown & Brown, Inc. 2,820 165,139
Carlyle Group, Inc. (The) 2,516 90,501
Cincinnati Financial Corp. 1,892 214,080
Citizens Financial Group, Inc. 5,820 252,122
CNA Financial Corp. 393 17,119
Coinbase Global, Inc., Class A
(a),(b)
1,926 112,632
Comerica, Inc. 1,574 115,390
Commerce Bancshares, Inc. 1,379 91,786
Corebridge Financial, Inc. 945 20,563
Cullen/Frost Bankers, Inc. 776 101,097
Discover Financial Services 3,298 384,976
East West Bancorp, Inc. 1,744 136,939
Equitable Holdings, Inc. 4,070 130,525
Erie Indemnity Co., Class A 301 73,549
Everest Re Group Ltd. 476 166,452
FactSet Research Systems, Inc. 462 195,398
Fidelity National Financial, Inc. 3,255 143,318
Fifth Third Bancorp 8,323 302,042
First Citizens BancShares , Inc., Class A 143 111,208
First Horizon National Corp. 6,474 160,102
First Republic Bank 2,164 304,864
Franklin Resources, Inc. 3,443 107,422
Globe Life, Inc. 1,090 131,727
Hartford Financial Services Group, Inc. (The) 3,854 299,109
Huntington Bancshares, Inc. 17,499 265,460
Interactive Brokers Group, Inc., Class A 1,231 98,406
Invesco Ltd. 5,289 97,899
Jefferies Financial Group, Inc. 2,241 88,026
KeyCorp 11,446 219,649
Kinsale Capital Group, Inc. 266 74,065
Lincoln National Corp. 1,829 64,801
Loews Corp. 2,308 141,896
LPL Financial Holdings, Inc. 958 227,161
M&T Bank Corp. 2,078 324,168
Markel Corp.
(b)
162 228,255
MarketAxess Holdings, Inc. 450 163,733
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Financials – 13.6% (continued)
Morningstar, Inc. 288 69,949
MSCI, Inc., Class A 963 511,892
NASDAQ, Inc. 4,095 246,478
Northern Trust Corp. 2,540 246,304
Old Republic International Corp. 3,479 91,811
Principal Financial Group, Inc. 2,721 251,829
Raymond James Financial, Inc. 2,339 263,769
Regions Financial Corp. 11,266 265,202
Reinsurance Group of America, Inc., Class A 806 122,327
Robinhood Markets, Inc., Class A
(b)
6,108 63,584
SEI Investments Co. 1,223 76,352
Signature Bank 763 98,389
State Street Corp. 4,433 404,866
SVB Financial Group
(b)
723 218,664
Synchrony Financial 5,391 198,011
T Rowe Price Group, Inc.
(a)
2,657 309,461
Unum Group 2,299 96,627
W.R. Berkley Corp. 2,454 172,124
Webster Financial Corp. 2,049 107,880
Western Alliance Bancorp 1,327 100,016
Willis Towers Watson PLC 1,315 334,260
Zions Bancorp NA 1,837 97,655
13,264,626
Health Care – 10.3%
Acadia Healthcare Co., Inc.
(b)
1,106 92,926
agilon health, Inc.
(a),(b)
2,320 50,483
Align Technology, Inc.
(b)
854 230,349
Alnylam Pharmaceuticals, Inc.
(b)
1,482 335,525
AmerisourceBergen Corp., Class A 1,967 332,344
Avantor , Inc.
(b)
8,117 193,996
Baxter International, Inc. 6,098 278,618
Biogen, Inc.
(b)
1,735 504,712
BioMarin Pharmaceutical, Inc.
(b)
2,246 259,076
Bio-Rad Laboratories, Inc., Class A
(b)
261 122,007
Bio- Techne Corp. 1,874 149,283
Bruker Corp. 1,183 82,952
Cardinal Health, Inc. 3,128 241,638
Catalent , Inc.
(b)
2,193 117,435
Charles River Laboratories International, Inc.
(b)
613 149,112
Chemed Corp. 179 90,420
Cooper Cos., Inc. (The) 596 207,962
DaVita, Inc.
(b)
679 55,943
DENTSPLY SIRONA, Inc. 2,479 91,302
Henry Schein, Inc.
(b)
1,647 141,889
Hologic , Inc.
(b)
2,988 243,134
Horizon Therapeutics PLC
(b)
2,710 297,341
IDEXX Laboratories, Inc.
(b)
998 479,539
Incyte Corp.
(b)
2,231 189,947
Insulet Corp.
(b)
839 241,062
Jazz Pharmaceuticals PLC
(b)
770 120,628
Karuna Therapeutics, Inc.
(b)
328 65,400
Laboratory Corp. of America Holdings 1,053 265,482
Mettler -Toledo International, Inc.
(b)
270 413,888
Molina Healthcare, Inc.
(b)
700 218,281
Neurocrine Biosciences, Inc.
(b)
1,167 129,455
Novocure Ltd.
(a),(b)
1,095 99,842
Organon & Co. 3,037 91,505
PerkinElmer, Inc. 1,506 207,120
Quest Diagnostics, Inc. 1,363 202,378
R1 RCM, Inc.
(b)
1,654 23,669
Repligen Corp.
(b)
629 116,554

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Health Care – 10.3% (continued)
ResMed , Inc. 1,754 400,561
Royalty Pharma PLC, Class A 4,439 173,964
Sarepta Therapeutics, Inc.
(b)
1,065 133,093
Seagen , Inc.
(b)
1,649 230,003
Shockwave Medical, Inc.
(b)
431 80,998
STERIS PLC 1,211 250,084
Teleflex, Inc. 565 137,532
United Therapeutics Corp.
(b)
545 143,428
Universal Health Services, Inc., Class B 764 113,233
Veeva Systems, Inc., Class A
(b)
1,700 289,935
Viatris , Inc. 14,606 177,609
Waters Corp.
(b)
715 234,935
West Pharmaceutical Services, Inc. 902 239,571
Zimmer Biomet Holdings, Inc. 2,515 320,260
10,058,403
Industrials – 15.6%
Advanced Drainage Systems, Inc. 753 75,932
AECOM 1,699 148,272
AGCO Corp. 744 102,769
Allegion PLC 1,038 122,017
American Airlines Group, Inc.
(b)
7,975 128,716
AMETEK, Inc. 2,767 400,994
AO Smith Corp. 1,478 100,061
Avis Budget Group, Inc.
(b)
296 59,212
Axon Enterprise, Inc.
(b)
815 159,284
Booz Allen Hamilton Holding Corp., Class A 1,605 151,897
Builders FirstSource , Inc.
(b)
1,781 141,946
Carlisle Cos., Inc. 618 155,031
Carrier Global Corp. 10,042 457,212
CH Robinson Worldwide, Inc. 1,400 140,238
Chart Industries, Inc.
(a),(b)
500 66,990
Clarivate PLC
(b)
4,855 53,988
Copart , Inc.
(b)
5,175 344,707
CoStar Group, Inc.
(b)
4,895 381,320
Cummins, Inc. 1,706 425,715
Delta Air Lines, Inc.
(b)
7,787 304,472
Dover Corp. 1,707 259,174
Equifax, Inc. 1,468 326,190
Expeditors International of Washington, Inc. 1,906 206,134
Fastenal Co. 6,932 350,413
Fortive Corp. 4,193 285,250
Fortune Brands Innovations, Inc. 1,575 101,603
Generac Holdings, Inc.
(b)
728 87,797
Graco , Inc. 2,038 139,236
HEICO Corp. 471 80,517
HEICO Corp., Class A 848 113,361
Hertz Global Holdings, Inc.
(b)
1,968 35,463
Howmet Aerospace, Inc. 4,391 178,670
Hubbell, Inc., Class B 648 148,334
Huntington Ingalls Industries, Inc. 480 105,859
IDEX Corp. 914 219,067
Ingersoll Rand, Inc. 4,890 273,840
Jacobs Solutions, Inc. 1,536 189,773
JB Hunt Transport Services, Inc. 995 188,105
Knight-Swift Transportation Holdings, Inc., Class
A 1,983 117,195
Leidos Holdings, Inc. 1,635 161,603
Lennox International, Inc. 388 101,121
Lincoln Electric Holdings, Inc. 695 115,975
Masco Corp. 2,707 144,012
Middleby Corp. (The)
(b)
662 102,908
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Industrials – 15.6% (continued)
Nordson Corp. 645 156,928
Old Dominion Freight Line, Inc. 1,084 361,232
Otis Worldwide Corp. 4,948 406,874
Owens Corning 1,140 110,181
PACCAR, Inc. 4,203 459,430
Parker-Hannifin Corp. 1,544 503,344
Pentair PLC 2,028 112,311
Plug Power, Inc.
(a),(b)
6,321 107,583
Quanta Services, Inc. 1,726 262,680
RBC Bearings, Inc.
(b)
356 86,853
Regal Rexnord Corp. 806 112,195
Robert Half International, Inc. 1,272 106,797
Rockwell Automation, Inc. 1,391 392,304
Rollins, Inc. 2,761 100,500
Snap-On, Inc. 647 160,928
Southwest Airlines Co. 7,028 251,392
Stanley Black & Decker, Inc. 1,788 159,686
Tetra Tech, Inc. 650 101,088
Textron, Inc. 2,539 184,966
Toro Co. (The) 1,254 139,846
Trane Technologies PLC 2,770 496,162
TransDigm Group, Inc. 620 445,005
TransUnion 2,331 167,249
U-Haul Holding Co. 158 10,591
United Airlines Holdings, Inc.
(b)
3,929 192,364
United Rentals, Inc.
(b)
836 368,634
Verisk Analytics, Inc., Class A 1,875 340,856
Watsco , Inc. 410 117,822
Westinghouse Air Brake Technologies Corp. 2,199 228,278
Willscot Mobile Mini Holdings Corp., Class A
(b)
2,469 119,648
WW Grainger, Inc. 541 318,909
Xylem, Inc. 2,181 226,846
15,261,855
Information Technology – 15.9%
Akamai Technologies, Inc.
(b)
1,912 170,072
ANSYS, Inc.
(b)
1,057 281,542
Arista Networks, Inc.
(b)
2,983 375,918
Arrow Electronics, Inc.
(b)
725 85,180
Aspen Technology, Inc.
(b)
353 70,159
Atlassian Corp., Class A
(b)
1,796 290,269
Bentley Systems, Inc., Class B 2,416 94,345
Bill.com Holdings, Inc.
(b)
1,140 131,807
Black Knight, Inc.
(b)
1,883 114,091
Block, Inc., Class A
(b)
6,483 529,791
Broadridge Financial Solutions, Inc. 1,432 215,315
CDW Corp. 1,639 321,293
Ceridian HCM Holding, Inc.
(b)
1,860 134,441
Ciena Corp.
(b)
1,746 90,827
Cloudflare , Inc., Class A
(a),(b)
3,413 180,582
Cognex Corp. 2,120 116,049
Cognizant Technology Solutions Corp., Class A 6,214 414,784
Concentrix Corp. 505 71,614
Corning, Inc. 9,020 312,182
Crowdstrike Holdings, Inc., Class A
(b)
2,598 275,128
Datadog , Inc., Class A
(b)
2,986 223,383
Dell Technologies, Inc., Class C 3,066 124,541
DocuSign, Inc., Class A
(b)
2,351 142,565
DXC Technology Co.
(b)
2,784 79,984
Dynatrace , Inc.
(b)
2,404 92,386
Entegris , Inc. 1,819 146,811
EPAM Systems, Inc.
(b)
690 229,528

BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Information Technology – 15.9% (continued)
F5 Networks, Inc.
(b)
723 106,758
Fair Isaac Corp.
(b)
303 201,783
First Solar, Inc.
(b)
1,192 211,699
FleetCor Technologies, Inc.
(b)
888 185,423
Flex Ltd.
(b)
5,527 129,055
Gartner, Inc.
(b)
955 322,924
GEN Digital, Inc. 6,879 158,286
Genpact Ltd. 2,039 96,404
Global Payments, Inc. 3,240 365,213
GoDaddy , Inc., Class A
(b)
1,833 150,544
Hewlett Packard Enterprise Co. 15,590 251,467
HP, Inc. 10,489 305,649
HubSpot , Inc.
(b)
584 202,654
Jabil, Inc. 1,636 128,639
Jack Henry & Associates, Inc. 874 157,399
Juniper Networks, Inc. 3,951 127,617
Keysight Technologies, Inc.
(b)
2,157 386,858
Manhattan Associates, Inc.
(b)
761 99,204
Marvell Technology, Inc. 10,258 442,633
Microchip Technology, Inc. 6,651 516,251
MongoDB, Inc., Class A
(b)
823 176,295
Monolithic Power Systems, Inc. 541 230,769
NetApp, Inc. 2,573 170,410
Okta , Inc., Class A
(b)
1,820 133,970
ON Semiconductor Corp.
(b)
5,231 384,217
Palantir Technologies, Inc., Class A
(b)
21,585 167,931
Paycom Software, Inc.
(b)
573 185,618
Paylocity Holding Corp.
(b)
507 105,603
Procore Technologies, Inc.
(b)
825 46,159
PTC, Inc.
(b)
1,263 170,353
Pure Storage, Inc., Class A
(b)
3,390 98,107
Qorvo , Inc.
(b)
1,221 132,674
Seagate Technology Holdings PLC 2,245 152,166
Skyworks Solutions, Inc. 1,930 211,663
SolarEdge Technologies, Inc.
(b)
670 213,817
Splunk , Inc.
(b)
1,794 171,811
SS&C Technologies Holdings, Inc. 2,716 163,911
TD Synnex Corp. 492 50,258
Teledyne Technologies, Inc.
(b)
561 238,010
Teradyne, Inc. 1,873 190,484
Toast, Inc., Class A
(b)
3,710 82,770
Trimble, Inc.
(b)
3,028 175,806
Twilio , Inc., Class A
(b)
2,076 124,228
Tyler Technologies, Inc.
(b)
489 157,835
Unity Software, Inc.
(a),(b)
3,024 107,412
VeriSign, Inc.
(b)
1,096 238,983
Western Digital Corp.
(b)
3,923 172,416
WEX, Inc.
(b)
519 95,999
Wolfspeed , Inc.
(b)
1,492 114,899
Workday, Inc., Class A
(b)
2,418 438,698
Zebra Technologies Corp., Class A
(b)
624 197,296
Zoom Video Communications, Inc., Class A
(b)
2,657 199,275
Zscaler , Inc.
(b)
1,013 125,774
15,486,664
Materials – 7.3%
Albemarle Corp. 1,414 397,970
Alcoa Corp. 2,062 107,719
Amcor PLC 17,629 212,606
AptarGroup, Inc. 800 92,512
Avery Dennison Corp. 953 180,536
Ball Corp. 3,827 222,885
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Materials – 7.3% (continued)
Celanese Corp., Class A 1,212 149,318
CF Industries Holdings, Inc. 2,341 198,283
Cleveland-Cliffs, Inc.
(b)
6,301 134,526
Crown Holdings, Inc. 1,409 124,217
Dow, Inc. 8,541 506,908
DuPont de Nemours, Inc. 5,981 442,295
Eastman Chemical Co. 1,403 123,703
FMC Corp. 1,519 202,225
International Flavors & Fragrances, Inc., Class W 3,082 346,602
International Paper Co. 4,406 184,259
LyondellBasell Industries NV, Class A 3,099 299,642
Martin Marietta Materials, Inc. 756 271,888
Mosaic Co. (The) 4,047 200,488
Newmont Corp. 9,596 507,916
Nucor Corp. 3,087 521,765
Olin Corp. 1,520 98,177
Packaging Corp. of America 1,091 155,686
PPG Industries, Inc. 2,838 369,905
Reliance Steel & Aluminum Co. 703 159,897
RPM International, Inc. 1,575 141,608
Sealed Air Corp. 1,817 99,499
Steel Dynamics, Inc. 2,010 242,486
Vulcan Materials Co. 1,597 292,778
Westlake Corp. 396 48,609
Westrock Co. 2,965 116,347
7,153,255
Real Estate – 9.1%
Alexandria Real Estate Equities, Inc.
(c)
1,809 290,779
American Homes 4 Rent, Class A
(c)
3,694 126,667
Americold Realty Trust, Inc.
(c)
3,295 103,496
AvalonBay Communities, Inc.
(c)
1,697 301,116
Boston Properties, Inc.
(c)
1,665 124,109
Brixmor Property Group, Inc.
(c)
3,636 85,555
Camden Property Trust
(c)
1,316 162,144
CBRE Group, Inc., Class A
(b)
3,809 325,708
CubeSmart
(a)(c)
2,681 122,763
Digital Realty Trust, Inc.
(c)
3,465 397,158
EastGroup Properties, Inc.
(c)
535 90,014
Equity LifeStyle Properties, Inc.
(c)
2,050 147,149
Equity Residential
(c)
4,132 263,002
Essex Property Trust, Inc.
(c)
784 177,239
Extra Space Storage, Inc.
(c)
1,614 254,738
Federal Realty Investment Trust
(c)
849 94,689
Gaming and Leisure Properties, Inc.
(c)
3,080 164,965
Healthpeak Properties, Inc.
(c)
6,600 181,368
Host Hotels & Resorts, Inc.
(c)
8,599 162,091
Invitation Homes, Inc.
(c)
7,056 229,320
Iron Mountain, Inc.
(c)
3,467 189,229
Jones Lang LaSalle, Inc.
(b)
553 102,233
Kimco Realty Corp.
(c)
7,474 167,866
Lamar Advertising Co., Class A
(c)
1,016 108,245
Life Storage, Inc.
(c)
1,018 109,985
Medical Properties Trust, Inc.
(a)(c)
7,334 94,975
Mid-America Apartment Communities, Inc.
(c)
1,408 234,742
National Retail Properties, Inc.
(c)
2,138 101,234
OMEGA Healthcare Investors, Inc.
(c)
2,795 82,285
Realty Income Corp.
(c)
7,538 511,302
Regency Centers Corp.
(c)
1,855 123,599
Rexford Industrial Realty, Inc.
(c)
2,198 139,507
SBA Communications Corp., Class A
(c)
1,302 387,384
Simon Property Group, Inc.
(c)
3,934 505,362

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Real Estate – 9.1% (continued)
STORE Capital Corp.
(c)
3,136 101,010
Sun Communities, Inc.
(c)
1,505 236,074
UDR, Inc.
(c)
3,784 161,160
Ventas, Inc.
(c)
4,792 248,273
VICI Properties, Inc., Class A
(c)
11,546 394,642
W.P. Carey, Inc.
(c)
2,486 212,628
Welltower , Inc.
(c)
5,658 424,576
Weyerhaeuser Co.
(c)
8,927 307,357
Zillow Group, Inc., Class A
(b)
626 26,893
Zillow Group, Inc., Class C
(b)
1,961 86,696
8,861,327
Utilities – 6.7%
AES Corp. (The) 7,984 218,841
Alliant Energy Corp. 3,018 163,063
Ameren Corp. 3,115 270,600
American Water Works Co., Inc. 2,173 340,053
Atmos Energy Corp. 1,688 198,408
Avangrid , Inc. 885 37,320
CenterPoint Energy, Inc. 7,613 229,304
CMS Energy Corp. 3,578 226,094
Consolidated Edison, Inc. 4,260 406,021
Constellation Energy Corp. 3,908 333,587
DTE Energy Co. 2,293 266,836
Edison International 4,572 315,011
Entergy Corp. 2,410 260,955
Essential Utilities, Inc. 2,869 134,068
Evergy , Inc. 2,757 172,726
Eversource Energy 4,221 347,515
FirstEnergy Corp. 6,615 270,884
NiSource, Inc. 5,013 139,111
NRG Energy, Inc. 2,678 91,641
OGE Energy Corp. 2,445 96,137
PG&E Corp.
(a),(b)
19,435 309,017
Pinnacle West Capital Corp. 1,353 100,866
PPL Corp. 8,859 262,226
Public Service Enterprise Group, Inc. 6,052 374,800
UGI Corp. 2,490 99,177
Vistra Corp. 4,524 104,323
WEC Energy Group, Inc. 3,813 358,384
Xcel Energy, Inc. 6,561 451,200
6,578,168
Total Common Stocks (cost $87,491,749) 97,385,575
Investment Companies – 0.2%
Registered Investment Companies – 0.2%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
4.30%
(d)(e)
(cost $172,825) 172,825 172,825
Investment of Cash Collateral for Securities Loaned – 0.5%
Registered Investment Companies – 0.5%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
4.30%
(d)(e)
(cost $485,401) 485,401 485,401
Total Investments (cost $88,149,975) 100.4% 98,043,801
Liabilities, Less Cash and Receivables (0.4)% (368,576)
Net Assets 100.0% 97,675,225

See Notes to Statements of Investments
(a)
Security, or portion thereof, on loan. At January 31, 2023, the value of the fund’s securities on loan was $2,225,632 and the value of the collateral was $2,208,503, consisting of cash collateral of
$485,401 and U.S. Government & Agency securities valued at $1,723,102. In addition, the value of collateral may include pending sales that are also on loan.
(b)
Non-income producing security.
(c)
Investment in a real estate investment trust.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(e)
The rate shown is the 1-day yield as of January 31, 2023.
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation
(Depreciation) ($)
Futures Long
S&P MidCap 400 E-mini 1 3/17/2023 246,080 266,290 20,210

STATEMENT OF INVESTMENTS
January 31, 2023 (Unaudited)
BNY Mellon US Small Cap Core Equity ETF
Description Shares Value ($)
Common Stocks – 99.7%
Communication Services – 3.0%
Altice USA, Inc., Class A
(a)
3,046 14,925
AMC Entertainment Holdings, Inc., Class A
(a)(b)
7,148 38,242
Bumble, Inc., Class A
(a)
1,114 28,685
Cable One, Inc. 67 52,922
Cogent Communications Holdings, Inc. 596 40,868
DISH Network Corp., Class A
(a)
3,481 50,092
Endeavor Group Holdings, Inc., Class A
(a)
2,447 54,886
Frontier Communications Parent, Inc.
(a)
3,095 91,643
Globalstar , Inc.
(a)
10,052 14,173
IAC, Inc.
(a)
1,081 61,076
Iridium Communications, Inc.
(a)
1,746 104,481
John Wiley & Sons, Inc., Class A 590 27,022
Madison Square Garden Sports Corp., Class A 257 46,733
New York Times Co. (The), Class A 2,286 79,644
Nexstar Media Group, Inc., Class A 523 107,095
Playtika Holding Corp.
(a)
1,217 12,766
Rumble, Inc.
(a)(b)
1,074 10,794
Shutterstock , Inc. 350 26,345
TechTarget , Inc.
(a)
395 19,564
TEGNA, Inc. 3,094 61,663
TripAdvisor, Inc.
(a)
1,477 34,414
Warner Music Group Corp., Class A 1,616 58,903
World Wrestling Entertainment, Inc., Class A 617 52,211
Yelp, Inc., Class A
(a)
970 30,565
Ziff Davis, Inc.
(a)
654 58,520
1,178,232
Consumer Discretionary – 14.4%
Academy Sports & Outdoors, Inc. 1,119 65,372
Acushnet Holdings Corp. 449 21,081
Adient PLC
(a)
1,311 59,021
American Eagle Outfitters, Inc.
(b)
2,407 38,849
Asbury Automotive Group, Inc.
(a)
307 67,540
Autoliv , Inc. 1,082 99,674
AutoNation, Inc.
(a)
482 61,079
Bloomin ' Brands, Inc. 1,258 30,507
Boyd Gaming Corp. 1,100 68,541
Bright Horizons Family Solutions, Inc.
(a)
801 61,501
Brunswick Corp. 1,007 84,920
Capri Holdings Ltd.
(a)
1,805 120,014
Carter's, Inc. 526 43,853
Cavco Industries, Inc.
(a)
114 30,335
Chegg , Inc.
(a)
1,736 36,039
Chewy, Inc., Class A
(a)(b)
1,316 59,299
Columbia Sportswear Co. 490 46,991
Coursera, Inc.
(a)
1,190 18,981
Cracker Barrel Old Country Store, Inc.
(b)
306 34,143
Crocs, Inc.
(a)
857 104,357
Dana, Inc. 1,771 32,126
Dave & Buster's Entertainment, Inc.
(a)
597 25,880
Dick's Sporting Goods, Inc. 772 100,947
Dillard's, Inc., Class A
(b)
46 18,092
Dorman Products, Inc.
(a)
389 37,756
Draftkings , Inc., Class A
(a)(b)
6,235 93,463
Foot Locker, Inc. 1,097 47,730
Fox Factory Holding Corp.
(a)
586 69,201
Frontdoor , Inc.
(a)
1,178 32,018
Gap, Inc. (The)
(b)
2,916 39,570
Gentex Corp. 3,289 97,058
Gentherm , Inc.
(a)
468 34,833
Goodyear Tire & Rubber Co. (The)
(a)
4,035 45,394
Graham Holdings Co., Class B 52 33,972
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Consumer Discretionary – 14.4% (continued)
Grand Canyon Education, Inc.
(a)
431 50,237
Group 1 Automotive, Inc. 202 43,198
H&R Block, Inc. 2,171 84,626
Hanesbrands, Inc.
(b)
5,003 42,225
Harley-Davidson, Inc. 1,847 85,017
Helen of Troy Ltd.
(a)
331 37,439
Hilton Grand Vacations, Inc.
(a)
1,099 52,049
Hyatt Hotels Corp., Class A
(a)
668 72,892
Installed Building Products, Inc. 322 35,449
KB Home 1,147 44,102
Kohl's Corp. 1,613 52,213
Kontoor Brands, Inc. 688 32,859
Krispy Kreme, Inc.
(b)
965 11,773
Laureate Education, Inc., Class A 1,843 20,236
LCI Industries
(b)
362 40,624
Leggett & Platt, Inc. 1,839 67,234
Leslie's, Inc.
(a)
2,059 31,894
LGI Homes, Inc.
(a)(b)
283 32,220
Life Time Group Holdings, Inc.
(a)
791 14,863
Light & Wonder, Inc.
(a)
1,301 84,890
Lithia Motors, Inc., Class A 385 101,332
Luminar Technologies, Inc., Class A
(a)(b)
3,254 21,704
Macy's, Inc. 3,807 89,959
Marriott Vacations Worldwide Corp. 532 85,141
MDC Holdings, Inc. 816 30,812
Meritage Homes Corp.
(a)
507 54,599
Mister Car Wash, Inc.
(a)(b)
1,077 11,061
Mohawk Industries, Inc.
(a)
741 88,964
National Vision Holdings, Inc.
(a)
1,092 44,881
Newell Brands, Inc. 5,303 84,636
Nordstrom, Inc.
(b)
1,548 30,248
ODP Corp. (The)
(a)
567 29,257
Ollie's Bargain Outlet Holdings, Inc.
(a)
832 45,560
Papa John's International, Inc. 457 40,988
Peloton Interactive, Inc., Class A
(a)
4,369 56,491
Penn Entertainment, Inc.
(a)
2,153 76,324
Petco Health & Wellness Co., Inc., Class A
(a)
1,097 12,824
Planet Fitness, Inc., Class A
(a)
1,159 98,109
Polaris, Inc. 757 86,934
PVH Corp. 904 81,270
QuantumScape Corp., Class A
(a)(b)
3,950 33,615
Ralph Lauren Corp., Class A 569 70,471
Red Rock Resorts, Inc., Class A 699 31,462
RH
(a)(b)
271 84,549
SeaWorld Entertainment, Inc.
(a)
545 34,003
Shake Shack, Inc., Class A
(a)
525 29,862
Signet Jewelers Ltd. 652 50,080
Six Flags Entertainment Corp.
(a)(b)
1,041 27,951
Skechers USA, Inc., Class A
(a)
1,863 89,703
Skyline Champion Corp.
(a)
754 44,448
Sonos , Inc.
(a)
1,829 33,727
Steven Madden Ltd. 1,053 37,750
Sweetgreen , Inc., Class A
(a)
1,048 10,868
Taylor Morrison Home Corp., Class A
(a)
1,500 53,700
Tempur Sealy International, Inc. 2,374 96,741
Texas Roadhouse, Inc., Class A 929 93,299
Thor Industries, Inc.
(b)
744 70,926
Toll Brothers, Inc. 1,462 86,974
TopBuild Corp.
(a)
444 88,827
Topgolf Callaway Brands Corp.
(a)
1,916 46,923
Travel + Leisure Co. 1,124 47,624
Under Armour , Inc., Class A
(a)
2,594 32,140

BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Consumer Discretionary – 14.4% (continued)
Under Armour , Inc., Class C
(a)
2,839 30,945
Urban Outfitters, Inc.
(a)
823 22,542
Victoria's Secret & Co.
(a)
1,125 47,419
Visteon Corp.
(a)
389 60,816
Wayfair, Inc., Class A
(a)(b)
1,101 66,611
Wendy's Co. (The) 2,361 52,650
Wingstop , Inc.
(b)
414 65,607
YETI Holdings, Inc.
(a)
1,194 53,443
5,562,947
Consumer Staples – 3.4%
Bellring Brands, Inc.
(a)
1,930 54,735
Boston Beer Co., Inc. (The), Class A
(a)
131 50,908
Cal-Maine Foods, Inc. 526 30,098
Celsius Holdings, Inc.
(a)(b)
560 56,179
Central Garden & Pet Co.
(a)
128 5,368
Central Garden & Pet Co., Class A
(a)
575 22,787
Coca-Cola Consolidated, Inc. 65 32,941
Coty, Inc., Class A
(a)
5,195 51,742
Edgewell Personal Care Co. 714 30,602
Elf Beauty, Inc.
(a)
695 39,997
Energizer Holdings, Inc. 926 34,355
Flowers Foods, Inc. 2,692 74,541
Freshpet , Inc.
(a)
682 43,191
Grocery Outlet Holding Corp.
(a)
1,235 37,532
Herbalife Nutrition Ltd.
(a)(b)
1,406 24,703
Hostess Brands, Inc., Class A
(a)
1,854 42,883
Ingredion, Inc. 917 94,268
Inter Parfums , Inc. 249 29,437
J&J Snack Foods Corp. 206 29,520
Lancaster Colony Corp. 274 52,583
Mgp Ingredients, Inc. 211 20,581
National Beverage Corp.
(a)
318 14,056
Nu Skin Enterprises, Inc., Class A 680 29,158
Olaplex Holdings, Inc.
(a)
1,114 7,029
Pilgrim's Pride Corp.
(a)
612 14,859
Post Holdings, Inc.
(a)
759 72,067
PriceSmart , Inc. 355 26,380
Reynolds Consumer Products, Inc.
(b)
780 23,221
Seaboard Corp. 3 11,762
Simply Good Foods Co. (The)
(a)
1,164 42,253
Spectrum Brands Holdings, Inc. 562 38,149
Sprouts Farmers Market, Inc.
(a)
1,486 47,478
TreeHouse Foods, Inc.
(a)
696 33,707
United Natural Foods, Inc.
(a)
811 33,754
WD-40 Co. 195 34,035
Weis Markets, Inc. 232 20,031
1,306,890
Energy – 4.1%
Antero Midstream Corp. 4,752 51,797
Arch Resources, Inc. 252 37,301
Cactus, Inc., Class A 867 46,913
California Resources Corp. 1,015 43,371
Callon Petroleum Co.
(a)(b)
711 30,253
Championx Corp. 2,767 91,366
Chord Energy Corp. 578 82,845
Civitas Resources, Inc. 740 49,247
CNX Resources Corp.
(a)(b)
2,494 41,725
Comstock Resources, Inc. 1,309 15,904
Consol Energy, Inc. 455 26,313
CVR Energy, Inc. 396 13,147
Delek US Holdings, Inc. 963 25,770
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Energy – 4.1% (continued)
Denbury, Inc.
(a)
691 59,965
DT Midstream, Inc. 1,343 73,408
Enviva , Inc.
(b)
432 19,647
Equitrans Midstream Corp. 6,179 44,798
Helmerich & Payne, Inc. 1,460 70,722
Highpeak Energy, Inc.
(b)
173 4,837
International Seaways, Inc. 553 21,479
Kosmos Energy Ltd.
(a)
6,523 51,597
Liberty Energy, Inc., Class A 2,134 33,781
Magnolia Oil & Gas Corp., Class A
(b)
2,311 54,563
NexTier Oilfield Solutions, Inc.
(a)
2,246 21,157
Northern Oil And Gas, Inc. 968 32,447
Patterson-UTI Energy, Inc. 3,001 50,417
PBF Energy, Inc., Class A 1,583 66,470
PDC Energy, Inc. 1,279 86,627
Peabody Energy Corp.
(a)(b)
1,613 44,987
Permian Resources Corp., Class A 2,897 31,490
RPC, Inc. 1,171 11,616
SM Energy Co. 1,703 55,978
Transocean Ltd.
(a)
9,308 62,736
Valaris Ltd.
(a)
832 60,437
Weatherford International PLC
(a)
892 50,737
1,565,848
Financials – 15.4%
Affiliated Managers Group, Inc. 522 90,170
AGNC Investment Corp.
(b)(c)
8,034 93,194
American Equity Investment Life Holding Co. 960 45,744
Ameris Bancorp 929 43,812
Arbor Realty Trust, Inc.
(c)
2,463 36,773
Artisan Partners Asset Management, Inc., Class
A 957 35,237
Associated Banc-Corp. 2,091 46,859
Assured Guaranty Ltd. 843 52,772
Atlantic Union Bankshares Corp. 1,040 40,238
Axis Capital Holdings Ltd. 1,075 67,263
Axos Financial, Inc.
(a)
738 35,513
BancFirst Corp. 250 21,532
Bank of Hawaii Corp. 554 42,375
Bank OZK 1,534 70,058
BankUnited , Inc. 1,068 40,199
Banner Corp. 471 30,535
Blackstone Mortgage Trust, Inc., Class A
(b)(c)
2,368 56,453
Blue Owl Capital, Inc., Class A
(b)
4,913 61,805
Bread Financial Holdings, Inc. 712 29,213
Brighthouse Financial, Inc.
(a)
958 53,907
Cadence Bank 2,531 64,743
Cannae Holdings, Inc.
(a)
1,033 25,246
Cathay General Bancorp 1,030 45,279
Claros Mortgage Trust, Inc. 1,678 28,090
CNO Financial Group, Inc. 1,579 40,675
Cohen & Steers, Inc. 345 25,347
Columbia Banking System, Inc. 1,085 33,537
Columbia Financial, Inc.
(a)
475 9,429
Community Bank System, Inc. 743 42,878
Credit Acceptance Corp.
(a)(b)
84 38,862
CVB Financial Corp. 1,845 44,686
Eastern Bankshares , Inc. 2,223 35,946
Enact Holdings, Inc. 424 10,664
Enstar Group Ltd.
(a)
195 47,248
Essent Group Ltd. 1,493 65,737
Evercore , Inc., Class A 495 64,256

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Financials – 15.4% (continued)
Federated Hermes, Inc., Class B 1,169 45,942
First American Financial Corp. 1,437 88,907
First Bancorp 2,549 34,284
First Financial Bancorp 1,308 33,132
First Financial Bankshares , Inc. 1,800 64,116
First Hawaiian, Inc. 1,822 49,996
First Interstate BancSystem , Inc., Class A 1,230 44,132
First Merchants Corp. 845 36,031
Firstcash Holdings, Inc. 519 47,841
FNB Corp. 4,865 69,424
Focus Financial Partners, Inc., Class A
(a)
823 37,158
Freedom Holding Corp.
(a)
234 15,070
Fulton Financial Corp. 2,379 39,801
Glacier Bancorp, Inc. 1,538 70,117
Hamilton Lane, Inc., Class A 501 39,008
Hancock Whitney Corp. 1,188 61,158
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.
(c)
1,264 46,654
Hanover Insurance Group, Inc. (The) 498 67,021
Heartland Financial USA, Inc. 542 26,813
Hilltop Holdings, Inc. 642 20,993
Home Bancshares, Inc. 2,630 62,778
Houlihan Lokey , Inc., Class A 692 68,556
Independent Bank Corp. 632 50,364
Independent Bank Group, Inc. 489 29,976
International Bancshares Corp. 728 34,121
Jackson Financial, Inc., Class A 814 35,849
Janus Henderson Group PLC 1,835 47,563
Kemper Corp. 884 51,917
Lakeland Financial Corp. 350 24,748
MGIC Investment Corp. 4,114 58,090
Moelis & Co., Class A 883 41,280
Mr Cooper Group, Inc.
(a)
976 44,886
Navient Corp. 1,454 27,582
Nelnet, Inc., Class A 249 23,777
New York Community Bancorp, Inc. 9,445 94,356
Old National Bancorp 4,065 71,137
OneMain Holdings, Inc., Class A 1,695 73,122
Pacific Premier Bancorp, Inc. 1,316 42,559
PacWest Bancorp 1,676 46,358
Palomar Holdings, Inc.
(a)
344 17,582
Park National Corp. 200 25,050
PennyMac Financial Services, Inc.
(b)
412 27,777
Pinnacle Financial Partners, Inc. 1,061 83,532
Popular, Inc. 1,009 69,258
Primerica, Inc. 512 82,816
Prosperity Bancshares, Inc. 1,276 96,797
Radian Group, Inc. 2,171 47,979
RenaissanceRe Holdings Ltd. 607 118,784
Rithm Capital Corp.
(c)
6,658 62,652
RLI Corp. 566 74,967
Ryan Specialty Holdings, Inc., Class A
(a)(b)
1,182 50,377
Selective Insurance Group, Inc. 838 79,610
ServisFirst Bancshares, Inc. 695 47,385
Silvergate Capital Corp., Class A
(a)(b)
446 6,351
Simmons First National Corp., Class A 1,754 39,132
SLM Corp. 3,468 60,933
SoFi Technologies, Inc.
(a)(b)
11,616 80,499
SouthState Corp. 1,052 83,739
Starwood Property Trust, Inc.
(b)(c)
4,299 89,806
Stifel Financial Corp. 1,477 99,565
Stock Yards Bancorp, Inc. 420 25,183
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Financials – 15.4% (continued)
Synovus Financial Corp. 2,020 84,739
Texas Capital Bancshares, Inc.
(a)
711 46,976
TFS Financial Corp. 676 9,633
Towne Bank 941 28,672
Tpg , Inc., Class A
(b)
701 22,579
Tradeweb Markets, Inc., Class A 1,557 116,059
Trupanion , Inc.
(a)
493 29,097
Trustmark Corp. 839 24,432
UMB Financial Corp. 602 54,294
Umpqua Holdings Corp. 3,008 54,746
United Bankshares , Inc.
(b)
1,869 75,134
United Community Banks, Inc. 1,472 47,899
Upstart Holdings, Inc.
(a)(b)
1,016 18,979
Valley National Bancorp 5,831 69,272
Virtu Financial, Inc., Class A 1,278 24,678
Voya Financial, Inc. 1,367 95,376
Walker & Dunlop, Inc. 424 40,441
Washington Federal, Inc. 934 33,120
WesBanco , Inc. 827 30,740
White Mountains Insurance Group Ltd. 36 55,007
Wintrust Financial Corp. 844 77,201
WSFS Financial Corp. 851 41,112
5,932,852
Health Care – 12.3%
10x Genomics, Inc., Class A
(a)
1,363 63,829
Abcellera Biologics, Inc.
(a)
2,878 30,305
ACADIA Pharmaceuticals, Inc.
(a)
1,697 32,294
Agiliti , Inc.
(a)
493 9,096
Alkermes PLC
(a)
2,276 65,185
Amedisys , Inc.
(a)
465 44,947
Amicus Therapeutics, Inc.
(a)
3,569 46,540
AMN Healthcare Services, Inc.
(a)
602 57,696
Amylyx Pharmaceuticals, Inc.
(a)(b)
544 21,319
Apellis Pharmaceuticals, Inc.
(a)
1,303 68,707
Apollo Medical Holdings, Inc.
(a)(b)
552 19,673
Arrowhead Pharmaceuticals, Inc.
(a)
1,464 51,225
Arvinas , Inc.
(a)
666 21,825
AtriCure , Inc.
(a)
641 27,742
Axonics , Inc.
(a)
703 43,164
Azenta , Inc.
(a)
1,040 58,136
Beam Therapeutics, Inc.
(a)(b)
821 35,672
Blueprint Medicines Corp.
(a)
851 39,776
Cerevel Therapeutics Holdings, Inc.
(a)(b)
899 30,701
Certara , Inc.
(a)
1,486 28,828
CONMED Corp.
(b)
434 41,560
Corcept Therapeutics, Inc.
(a)
1,360 31,090
Corvel Corp.
(a)
126 22,448
CRISPR Therapeutics AG
(a)
1,114 56,836
Cytokinetics, Inc.
(a)
1,349 57,306
Denali Therapeutics, Inc.
(a)
1,522 46,071
Doximity , Inc., Class A
(a)(b)
1,578 55,656
Elanco Animal Health, Inc.
(a)
6,260 85,950
Encompass Health Corp. 1,386 86,556
Enovis Corp.
(a)
657 41,358
Ensign Group, Inc. (The) 769 71,709
Envista Holdings Corp.
(a)
2,263 88,234
EQRx , Inc.
(a)
3,245 7,950
Evolent Health, Inc., Class A
(a)
1,272 40,984
Exact Sciences Corp.
(a)
2,470 166,774
Exelixis , Inc.
(a)
4,476 78,867
Fate Therapeutics, Inc.
(a)
1,166 6,949

BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Health Care – 12.3% (continued)
Glaukos Corp.
(a)
676 33,158
Globus Medical, Inc., Class A
(a)
1,075 81,163
Guardant Health, Inc.
(a)
1,420 44,631
Haemonetics Corp.
(a)
701 59,305
Halozyme Therapeutics, Inc.
(a)
1,880 97,328
Harmony Biosciences Holdings, Inc.
(a)
408 19,653
HealthEquity , Inc.
(a)
1,173 71,377
ICU Medical, Inc.
(a)(b)
286 55,264
Inari Medical, Inc.
(a)
686 39,136
Insmed , Inc.
(a)
1,891 40,713
Inspire Medical Systems, Inc.
(a)
402 101,730
Integer Holdings Corp.
(a)
456 30,009
Integra LifeSciences Holdings Corp.
(a)
1,007 57,701
Intellia Therapeutics, Inc.
(a)
1,181 50,122
Intra-Cellular Therapies, Inc.
(a)
1,221 58,510
Ionis Pharmaceuticals, Inc.
(a)
1,972 78,624
iRhythm Technologies, Inc.
(a)
417 40,991
Iveric Bio, Inc.
(a)
1,758 40,610
Lantheus Holdings, Inc.
(a)
952 54,740
Lifestance Health Group, Inc.
(a)
1,324 6,991
LivaNova PLC
(a)
760 42,712
Maravai Lifesciences Holdings, Inc., Class A
(a)
1,558 22,840
Masimo Corp.
(a)
672 114,294
Medpace Holdings, Inc.
(a)
350 77,375
Merit Medical Systems, Inc.
(a)
789 56,295
Mirati Therapeutics, Inc.
(a)(b)
723 38,615
Multiplan Corp.
(a)(b)
3,326 4,390
Myovant Sciences Ltd.
(a)
593 15,940
Natera , Inc.
(a)
1,511 64,867
Neogen Corp.
(a)
2,990 64,016
NuVasive , Inc.
(a)
718 32,741
Oak Street Health, Inc.
(a)(b)
1,610 46,787
Omnicell , Inc.
(a)
631 35,002
Option Care Health, Inc.
(a)
2,144 61,897
Pacira BioSciences , Inc.
(a)
632 24,819
Patterson Cos., Inc. 1,203 36,319
Penumbra, Inc.
(a)
529 132,467
Perrigo Co. PLC 1,866 69,826
Premier, Inc., Class A 1,645 54,877
Prestige Consumer Healthcare, Inc.
(a)
689 45,309
Privia Health Group, Inc.
(a)
705 19,063
Progyny , Inc.
(a)
1,042 35,834
Prometheus Biosciences, Inc.
(a)
478 54,329
PTC Therapeutics, Inc.
(a)
1,026 47,083
Quidelortho Corp.
(a)
742 63,523
Relay Therapeutics, Inc.
(a)(b)
1,253 26,889
Roivant Sciences Ltd.
(a)
1,459 12,110
Sage Therapeutics, Inc.
(a)
727 32,235
Select Medical Holdings Corp. 1,473 42,820
Signify Health, Inc., Class A
(a)
987 28,090
Sotera Health Co.
(a)
1,347 23,222
STAAR Surgical Co.
(a)(b)
687 48,468
Surgery Partners, Inc.
(a)
892 29,614
Syneos Health, Inc., Class A
(a)
1,425 51,186
Tandem Diabetes Care, Inc.
(a)
911 37,114
Teladoc Health, Inc.
(a)
2,245 66,003
Tenet Healthcare Corp.
(a)
1,518 83,262
Tilray Brands, Inc.
(a)(b)
8,573 27,777
Ultragenyx Pharmaceutical, Inc.
(a)
969 43,925
Vaxcyte , Inc.
(a)
873 39,591
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Health Care – 12.3% (continued)
Vir Biotechnology, Inc.
(a)
1,066 31,500
4,729,740
Industrials – 18.1%
AAON, Inc. 582 44,418
ABM Industries, Inc. 915 42,923
Acuity Brands, Inc. 447 84,268
Aerojet Rocketdyne Holdings, Inc.
(a)
1,057 59,107
AeroVironment , Inc.
(a)
347 30,873
Air Lease Corp., Class A 1,430 64,307
Air Transport Services Group, Inc.
(a)
779 22,053
Alaska Air Group, Inc.
(a)
1,761 90,410
Albany International Corp., Class A 430 48,224
Alight, Inc., Class A
(a)
3,840 36,058
Allison Transmission Holdings, Inc. 1,299 58,559
Altra Industrial Motion Corp. 926 56,551
API Group Corp.
(a)
2,848 63,339
Applied Industrial Technologies, Inc. 535 76,617
Arcosa , Inc. 669 39,652
Armstrong World Industries, Inc. 632 48,923
ASGN, Inc.
(a)
692 62,937
Atkore , Inc.
(a)
574 74,763
Atlas Air Worldwide Holdings, Inc.
(a)
357 36,489
Azek Co., Inc. (The), Class A
(a)
1,509 36,412
Beacon Roofing Supply, Inc.
(a)
723 41,124
Bloom Energy Corp., Class A
(a)
2,537 63,247
Boise Cascade Co. 545 40,859
Brady Corp., Class A 638 34,114
Brink's Co. (The) 642 42,115
BWX Technologies, Inc. 1,266 77,049
CACI International, Inc., Class A
(a)
327 100,745
Casella Waste Systems, Inc., Class A
(a)
702 56,244
CBIZ, Inc.
(a)
716 34,074
ChargePoint Holdings, Inc.
(a)(b)
3,716 45,112
Clean Harbors, Inc.
(a)
698 90,949
Comfort Systems USA, Inc. 496 60,036
Core & Main, Inc., Class A
(a)
1,017 22,445
Crane Holdings Co. 662 76,732
Curtiss-Wright Corp. 533 88,371
Donaldson Co., Inc. 1,713 106,806
Driven Brands Holdings, Inc.
(a)
799 23,323
Dun & Bradstreet Holdings, Inc. 3,011 44,111
Dycom Industries, Inc.
(a)
407 38,816
EMCOR Group, Inc. 668 99,031
Encore Wire Corp. 253 40,842
EnerSys 564 46,823
EnPro Industries, Inc. 287 34,747
Esab Corp. 713 41,219
Evoqua Water Technologies Corp.
(a)
1,686 81,788
Exponent, Inc. 702 71,983
Federal Signal Corp. 859 45,742
First Advantage Corp.
(a)
795 11,035
Flowserve Corp. 1,811 62,335
Fluor Corp.
(a)(b)
1,971 72,434
Forward Air Corp. 367 39,581
Franklin Electric Co., Inc. 552 49,846
Frontier Group Holdings, Inc.
(a)
521 6,554
FTI Consulting, Inc.
(a)
479 76,410
Gates Industrial Corp. PLC
(a)
1,466 19,366
GATX Corp. 488 55,852
Gms , Inc.
(a)
585 34,702
GXO Logistics, Inc.
(a)
1,672 87,496

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Industrials – 18.1% (continued)
Hayward Holdings, Inc.
(a)
1,410 19,021
Helios Technologies, Inc. 462 30,492
Herc Holdings, Inc. 343 53,275
Hexcel Corp. 1,168 82,437
Hillenbrand, Inc. 963 45,126
Hub Group, Inc., Class A
(a)
451 38,457
IAA, Inc.
(a)
1,857 77,493
Icf International, Inc. 244 24,934
Insperity , Inc. 494 54,612
ITT, Inc. 1,149 105,237
JetBlue Airways Corp.
(a)
4,575 36,600
Joby Aviation Inc.
(a)(b)
4,080 18,034
John Bean Technologies Corp. 453 50,614
Kadant , Inc. 161 32,807
KBR, Inc. 1,906 97,644
Kennametal, Inc. 1,109 31,606
Kirby Corp.
(a)
830 58,747
Korn Ferry 738 39,845
Landstar System, Inc. 502 86,761
Legalzoom.com, Inc.
(a)
1,366 11,584
Lyft, Inc., Class A
(a)
4,419 71,809
ManpowerGroup , Inc. 704 61,361
MasTec , Inc.
(a)
817 80,254
Matson, Inc. 521 34,449
McGrath RentCorp 336 33,445
MDU Resources Group, Inc. 2,825 87,321
Mercury Systems, Inc.
(a)
802 40,088
Moog, Inc., Class A 414 39,462
MSA Safety, Inc. 512 69,832
MSC Industrial Direct Co., Inc., Class A 656 54,251
Mueller Industries, Inc. 795 52,112
Nv5 Global, Inc.
(a)
172 22,926
nVent Electric PLC 2,314 91,981
Oshkosh Corp. 907 91,407
Parsons Corp.
(a)
469 20,411
Resideo Technologies, Inc.
(a)
2,080 39,998
Rocket Lab USA, Inc.
(a)
3,036 15,089
Rush Enterprises, Inc., Class A 597 32,125
Rush Enterprises, Inc., Class B 110 6,399
Ryder System, Inc. 704 66,465
Saia, Inc.
(a)
367 100,110
Schneider National, Inc., Class B 533 14,124
Science Applications International Corp. 765 79,392
Sensata Technologies Holding PLC 2,148 109,226
Simpson Manufacturing Co., Inc. 590 63,195
SiteOne Landscape Supply, Inc.
(a)
626 94,845
Spirit AeroSystems Holdings, Inc., Class A 1,496 54,080
Spirit Airlines, Inc. 1,566 31,069
SPX Technologies, Inc.
(a)
625 46,881
Stericycle, Inc.
(a)
1,279 68,823
Sterling Check Corp.
(a)(b)
327 4,562
SunPower Corp., Class A
(a)
1,209 21,073
Sunrun , Inc.
(a)
2,960 77,789
Terex Corp. 934 47,606
Timken Co. (The) 918 75,597
Trex Co., Inc.
(a)
1,523 80,293
TriNet Group, Inc.
(a)
500 37,725
Trinity Industries, Inc. 1,123 32,309
Triton International Ltd. 826 58,349
UFP Industries, Inc. 861 80,547
UniFirst Corp. 216 42,863
Univar Solutions, Inc.
(a)
2,287 78,856
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Industrials – 18.1% (continued)
Valmont Industries, Inc. 298 98,260
Vertiv Holdings Co., Class A 4,184 59,496
Watts Water Technologies, Inc., Class A 378 61,811
Werner Enterprises, Inc. 815 38,281
WESCO International, Inc.
(a)
622 92,684
Woodward, Inc. 835 85,387
Xpo , Inc.
(a)
1,596 63,617
Zurn Elkay Water Solutions Corp. 2,019 44,135
6,990,437
Information Technology – 13.9%
ACI Worldwide, Inc.
(a)
1,550 43,291
Advanced Energy Industries, Inc. 517 47,947
Affirm Holdings, Inc., Class A
(a)(b)
2,946 47,696
Alarm.com Holdings, Inc.
(a)
707 37,895
Allegro Microsystems, Inc.
(a)
915 34,926
Altair Engineering, Inc., Class A
(a)
742 39,400
Alteryx , Inc., Class A
(a)
867 48,110
Ambarella , Inc.
(a)
503 45,189
Amkor Technology, Inc. 1,430 41,842
Appfolio , Inc., Class A
(a)
269 30,217
Appian Corp., Class A
(a)
583 24,116
AppLovin Corp., Class A
(a)
1,682 21,361
Asana, Inc., Class A
(a)
1,062 16,461
Avnet, Inc. 1,268 58,176
Badger Meter, Inc. 405 46,939
Belden, Inc. 591 47,924
Blackbaud , Inc.
(a)
637 39,628
Blackline, Inc.
(a)
772 55,430
Box, Inc., Class A
(a)
1,972 63,084
Calix, Inc.
(a)
789 41,533
CCC Intelligent Solutions Holdings, Inc.
(a)
1,543 14,273
Cirrus Logic, Inc.
(a)
763 68,968
Clear Secure, Inc., Class A 1,054 33,085
Coherent Corp.
(a)
1,950 84,630
CommVault Systems, Inc.
(a)
615 38,271
Confluent, Inc., Class A
(a)
2,128 49,157
Coupa Software, Inc.
(a)
1,053 84,156
CSG Systems International, Inc. 417 24,882
Cvent Holding Corp., Class A
(a)
871 7,029
Digitalocean Holdings, Inc.
(a)(b)
836 24,537
Diodes, Inc.
(a)
630 56,190
Dolby Laboratories, Inc., Class A 854 67,944
Doubleverify Holdings, Inc., Class Rights
(a)
1,055 28,685
Dropbox, Inc., Class A
(a)
3,745 86,996
E2open Parent Holdings, Inc.
(a)(b)
2,339 16,139
Elastic NV
(a)
1,085 63,841
Engagesmart , Inc.
(a)
395 7,781
Envestnet , Inc.
(a)
786 51,090
Euronet Worldwide, Inc.
(a)
653 73,580
EVERTEC, Inc. 936 34,576
ExlService Holdings, Inc.
(a)
458 78,135
Extreme Networks, Inc.
(a)
1,814 32,706
Fabrinet
(a)
508 66,883
Five9, Inc.
(a)
991 78,071
Flywire Corp.
(a)
866 23,356
Gitlab , Inc., Class A
(a)(b)
830 41,010
Guidewire Software, Inc.
(a)
1,151 84,299
Impinj , Inc.
(a)
293 38,025
Informatica , Inc., Class A
(a)
551 9,808
Insight Enterprises, Inc.
(a)
420 47,342
Instructure Holdings, Inc.
(a)
224 6,055

BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Information Technology – 13.9% (continued)
IPG Photonics Corp.
(a)
445 49,884
Itron , Inc.
(a)
644 37,011
Jamf Holding Corp.
(a)(b)
628 12,478
JFrog Ltd.
(a)
839 21,571
Kulicke & Soffa Industries, Inc. 821 41,953
Kyndryl Holdings, Inc.
(a)
2,872 38,456
Lattice Semiconductor Corp.
(a)
1,906 144,456
Littelfuse , Inc. 343 88,045
Lumentum Holdings, Inc.
(a)
944 56,810
MACOM Technology Solutions Holdings, Inc.
(a)
707 47,383
Marqeta , Inc., Class A
(a)
6,100 40,443
MAXIMUS, Inc. 839 62,799
MaxLinear , Inc., Class A
(a)
1,019 41,983
Microstrategy , Inc., Class A
(a)(b)
135 33,984
MKS Instruments, Inc. 793 81,140
National Instruments Corp. 1,812 97,848
nCino , Inc.
(a)
1,091 31,203
NCR Corp.
(a)
1,959 53,716
NetScout Systems, Inc.
(a)
970 31,137
New Relic, Inc.
(a)
823 50,244
Novanta , Inc.
(a)
495 79,928
Nutanix , Inc., Class A
(a)
3,233 90,104
Onto Innovation, Inc.
(a)
687 54,033
PagerDuty , Inc.
(a)
1,125 33,514
Paycor HCM, Inc.
(a)
665 16,698
Pegasystems , Inc. 563 21,889
Perficient , Inc.
(a)
495 36,699
Plexus Corp.
(a)
383 36,764
Power Integrations, Inc. 792 68,183
PowerSchool Holdings, Inc., Class A
(a)
446 10,044
Progress Software Corp. 592 31,400
Q2 Holdings, Inc.
(a)
819 26,798
Qualtrics International, Inc., Class A
(a)
1,530 24,128
Qualys , Inc.
(a)
478 55,142
Rambus, Inc.
(a)
1,489 60,260
Rapid7, Inc.
(a)
844 33,650
Remitly Global, Inc.
(a)
1,322 15,943
RingCentral, Inc., Class A
(a)
1,069 41,723
Sabre Corp.
(a)(b)
4,653 31,687
Sanmina Corp.
(a)
801 48,805
SentinelOne , Inc., Class A
(a)
2,941 44,380
Shift4 Payments, Inc., Class A
(a)
739 47,326
Silicon Laboratories, Inc.
(a)
463 72,649
SiTime Corp.
(a)
221 25,466
Smartsheet , Inc., Class A
(a)
1,812 78,296
Sprout Social, Inc., Class A
(a)
675 43,180
SPS Commerce, Inc.
(a)
499 67,904
Squarespace, Inc., Class A
(a)
591 14,018
Super Micro Computer, Inc.
(a)
637 46,074
Synaptics , Inc.
(a)
564 70,517
Tenable Holdings, Inc.
(a)
1,560 62,759
Teradata Corp.
(a)
1,410 49,181
Thoughtworks Holding, Inc.
(a)
917 9,904
TTEC Holdings, Inc. 268 13,625
UiPath , Inc., Class A
(a)
4,930 75,725
Universal Display Corp. 603 79,916
Varonis Systems, Inc., Class B
(a)
1,564 40,414
Verint Systems, Inc.
(a)
915 34,743
Verra Mobility Corp., Class A
(a)
1,919 29,610
Viasat , Inc.
(a)
1,071 36,896
Viavi Solutions, Inc.
(a)
3,123 35,290
Vishay Intertechnology , Inc. 1,791 40,996
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Information Technology – 13.9% (continued)
Vontier Corp. 2,184 50,297
Western Union Co. (The) 5,360 75,951
Workiva , Inc., Class A
(a)
633 54,773
Xerox Holdings Corp. 1,612 26,405
5,358,896
Materials – 6.0%
Alpha Metallurgical Resources, Inc. 200 32,186
Arconic Corp.
(a)
1,431 33,643
Ashland, Inc. 698 76,271
ATI, Inc.
(a)
1,793 65,247
Avient Corp. 1,183 47,935
Axalta Coating Systems Ltd.
(a)
3,063 92,196
Balchem Corp. 446 58,261
Berry Global Group, Inc. 1,751 108,089
Cabot Corp. 780 58,757
Chemours Co. (The) 2,092 76,128
Commercial Metals Co. 1,630 88,460
Eagle Materials, Inc. 512 74,793
Element Solutions, Inc. 3,121 63,918
Ginkgo Bioworks Holdings, Inc.
(a)
12,548 24,469
Graphic Packaging Holding Co. 4,267 102,792
Greif, Inc., Class A 361 25,786
Greif, Inc., Class B 82 6,757
HB Fuller Co. 755 52,171
Hecla Mining Co. 7,983 49,255
Huntsman Corp. 2,506 79,415
Ingevity Corp.
(a)
486 40,066
Innospec , Inc. 355 40,122
Livent Corp.
(a)(b)
2,487 64,463
Louisiana-Pacific Corp. 994 67,682
Minerals Technologies, Inc. 460 31,947
MP Materials Corp.
(a)
1,276 41,483
NewMarket Corp. 93 32,039
O-I Glass, Inc., Class I
(a)
2,141 41,214
Quaker Chemical Corp.
(b)
187 36,815
Royal Gold, Inc. 921 116,995
Scotts Miracle-GRO Co. (The)
(b)
558 40,282
Sensient Technologies Corp. 598 45,263
Silgan Holdings, Inc. 1,170 63,051
Sonoco Products Co. 1,353 82,682
Stepan Co. 294 32,293
Summit Materials, Inc., Class A
(a)
1,640 53,890
Sylvamo Corp. 468 22,244
Tronox Holdings PLC, Class A 1,579 27,080
U.S. Steel Corp. 3,288 93,675
Valvoline, Inc. 2,458 90,110
Worthington Industries, Inc. 435 24,738
2,304,663
Real Estate – 6.0%
Agree Realty Corp.
(c)
1,243 92,765
Apartment Income REIT Corp.
(c)
2,090 79,963
Apple Hospitality REIT, Inc.
(c)
2,945 52,215
Broadstone NET Lease, Inc., Class A
(c)
2,394 43,355
Corporate Office Properties Trust
(c)
1,569 44,042
Cousins Properties, Inc.
(c)
2,098 57,527
Cushman & Wakefield PLC
(a)(b)
2,265 32,684
DiamondRock Hospitality Co.
(c)
2,880 27,734
Digitalbridge Group, Inc. 1,978 29,274
Douglas Emmett, Inc.
(c)
2,429 40,686
EPR Properties
(c)
1,037 44,052
Equity Commonwealth
(c)
1,512 38,586

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Real Estate – 6.0% (continued)
Essential Properties Realty Trust, Inc.
(c)
2,002 51,011
eXp World Holdings, Inc.
(b)
1,025 15,980
First Industrial Realty Trust, Inc.
(c)
1,836 97,951
Four Corners Property Trust, Inc.
(c)
1,189 34,196
Highwoods Properties, Inc.
(c)
1,499 45,525
Howard Hughes Corp. (The)
(a)
475 40,608
Independence Realty Trust, Inc.
(c)
3,155 59,409
Innovative Industrial Properties, Inc., Class A
(c)
399 35,822
JBG SMITH Properties
(c)
1,384 27,874
Kennedy-Wilson Holdings, Inc. 1,622 29,001
Kilroy Realty Corp.
(c)
1,481 60,780
Kite Realty Group Trust
(c)
3,038 65,925
LXP Industrial Trust, Class B
(c)
3,812 44,029
Macerich Co. (The)
(c)
3,047 41,866
National Health Investors, Inc.
(c)
599 35,239
National Storage Affiliates Trust
(c)
1,169 47,695
Outfront Media, Inc.
(c)
2,076 41,312
Park Hotels & Resorts, Inc.
(c)
3,124 45,954
Pebblebrook Hotel Trust
(b)(c)
1,856 30,438
Phillips Edison & Co., Inc.
(c)
1,657 55,543
Physicians Realty Trust
(c)
3,160 50,118
PotlatchDeltic Corp.
(c)
1,119 54,775
Rayonier, Inc.
(c)
2,032 73,944
Retail Opportunity Investments Corp.
(c)
1,770 28,019
RLJ Lodging Trust
(c)
2,255 28,345
Ryman Hospitality Properties, Inc.
(c)
765 71,061
Sabra Health Care REIT, Inc.
(c)
3,303 44,591
Safehold , Inc.
(c)
346 12,096
SITE Centers Corp.
(c)
2,571 35,094
SL Green Realty Corp.
(c)
912 37,529
Spirit Realty Capital, Inc.
(c)
1,949 85,522
St Joe Co. (The) 463 21,807
STAG Industrial, Inc.
(c)
2,489 88,608
Sunstone Hotel Investors, Inc.
(c)
2,899 31,860
Terreno Realty Corp.
(c)
948 61,080
Uniti Group, Inc.
(c)
3,392 22,353
Vornado Realty Trust
(b)(c)
2,230 54,390
WeWork , Inc., Class A
(a)
3,341 5,312
Xenia Hotels & Resorts, Inc.
(c)
1,565 23,319
2,318,864
Utilities – 3.1%
ALLETE, Inc. 803 49,674
American States Water Co. 525 49,439
Avista Corp. 1,023 40,818
Black Hills Corp. 902 65,287
California Water Service Group 768 46,979
Chesapeake Utilities Corp. 245 30,890
Clearway Energy, Inc., Class A 495 15,865
Clearway Energy, Inc., Class C
(b)
1,136 38,385
Hawaiian Electric Industries, Inc. 1,519 64,208
IDACORP, Inc. 701 74,173
MGE Energy, Inc. 499 36,482
Montauk Renewables, Inc.
(a)
850 9,443
National Fuel Gas Co. 1,271 73,794
New Jersey Resources Corp. 1,349 67,342
NorthWestern Corp. 812 46,122
ONE Gas, Inc. 750 61,770
Ormat Technologies, Inc.
(b)
691 63,952
Otter Tail Corp. 593 38,041
PNM Resources, Inc. 1,190 58,881
Portland General Electric Co.
(b)
1,237 58,856
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Utilities – 3.1% (continued)
SJW Group 367 28,409
South Jersey Industries, Inc.
(a)
1,698 61,281
Southwest Gas Holdings, Inc. 855 57,225
Spire, Inc. 726 52,432
Sunnova Energy International, Inc.
(a)(b)
1,398 27,233
1,216,981
Total Common Stocks (cost $40,413,305) 38,466,350
Investment Companies – 0.2%
Registered Investment Companies – 0.2%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
4.30%
(d)(e)
(cost $75,504) 75,504 75,504
Investment of Cash Collateral for Securities Loaned – 1.9%
Registered Investment Companies – 1.9%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
4.30%
(d)(e)
(cost $718,263) 718,263 718,263
Total Investments (cost $41,207,072) 101.8% 39,260,117
Liabilities, Less Cash and Receivables (1.8)% (677,616)
Net Assets 100.0% 38,582,501
REIT—Real Estate Investment Trust
(a)
Non-income producing security.
(b)
Security, or portion thereof, on loan. At January 31, 2023, the value of the fund’s securities on loan was $2,652,847 and the value of the collateral was $2,647,024, consisting of cash collateral of $718,263 and U.S. Government & Agency securities valued at $1,928,761.
In addition, the value of collateral may include pending sales that are also on loan.
(c)
Investment in a real estate investment trust.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(e)
The rate shown is the 1-day yield as of January 31, 2023.

See Notes to Statements of Investments
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation
(Depreciation) ($)
Futures Long
Russell 2000 E-mini 1 3/17/2023 90,589 96,970 6,381

STATEMENT OF INVESTMENTS
January 31, 2023 (Unaudited)
BNY Mellon International Equity ETF
Description Shares Value ($)
Common Stocks – 99.3%
Australia – 7.5%
Anz Group Holdings Ltd. 31,456 556,133
APA Group 12,087 89,941
Aristocrat Leisure Ltd. 7,147 171,028
ASX Ltd. 2,147 104,344
BHP Group Ltd. 12,756 443,794
BHP Group Ltd. 41,263 1,435,776
Brambles Ltd. 15,407 130,170
Cochlear Ltd. 703 105,241
Coles Group Ltd. 14,710 184,090
Commonwealth Bank of Australia 18,105 1,404,115
Endeavour Group Ltd./Australia 13,275 62,019
Flutter Entertainment PLC
(a)
1,638 253,144
Fortescue Metals Group Ltd. 18,090 283,497
Glencore PLC 129,497 862,803
Goodman Group
(b)
18,941 266,536
Insurance Australia Group Ltd. 26,036 89,897
Macquarie Group Ltd. 3,907 515,761
Mineral Resources Ltd. 1,758 110,177
National Australia Bank Ltd. 33,822 757,643
Newcrest Mining Ltd. 9,900 155,636
Northern Star Resources Ltd. 12,742 112,682
Pilbara Minerals Ltd.
(a)
27,636 92,500
Qantas Airways Ltd.
(a)
10,617 47,431
QBE Insurance Group Ltd. 15,874 153,691
Ramsay Health Care Ltd. 2,022 94,921
REA Group Ltd. 567 50,190
Rio Tinto Ltd. 4,040 360,518
Rio Tinto PLC 11,279 877,431
Santos Ltd. 34,781 174,255
Scentre Group
(b)
53,769 115,560
Sonic Healthcare Ltd. 5,167 114,981
South32 Ltd. 47,773 152,832
Suncorp Group Ltd. 13,057 115,284
Telstra Group Ltd. 46,123 132,603
Transurban Group 32,274 314,066
Wesfarmers Ltd. 12,324 431,167
Westpac Banking Corp. 37,109 620,253
Wisetech Global Ltd. 1,857 79,219
Woodside Energy Group Ltd. 17,914 457,715
Woodside Energy Group Ltd. 2,305 59,478
Woolworths Group Ltd. 13,286 337,781
12,876,303
Austria – 0.1%
Erste Group Bank AG 3,580 135,110
OMV AG 1,483 73,846
Verbund AG 364 30,855
239,811
Belgium – 0.8%
Anheuser-Busch InBev SA/NV 10,625 635,698
D'Ieteren Group 254 48,247
Elia Group SA 363 50,777
Groupe Bruxelles Lambert SA 1,115 94,962
KBC Group NV 3,655 269,371
Sofina SA 166 39,230
Solvay SA, Class A 766 88,723
UCB SA 1,380 112,975
Umicore SA 2,249 84,585
1,424,568
Brazil – 0.2%
Wheaton Precious Metals Corp. 4,830 220,225
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.3% (continued)
Brazil – 0.2% (continued)
Yara International ASA 1,807 79,963
300,188
Canada – 10.0%
Agnico Eagle Mines Ltd. 4,922 277,168
Alimentation Couche-Tard, Inc. 8,532 388,507
Bank of Montreal 7,580 760,642
Bank of Nova Scotia (The) 12,932 698,087
Barrick Gold Corp. 19,061 371,692
BCE, Inc. 2,955 139,296
Brookfield Corp., Class A 15,251 565,762
Canadian Imperial Bank of Commerce 9,943 452,608
Canadian National Railway Co. 6,505 772,108
Canadian Natural Resources Ltd. 11,905 728,655
Canadian Pacific Railway Ltd. 9,942 782,485
Cenovus Energy, Inc. 14,607 290,969
CGI, Inc., Class A
(a)
2,286 195,373
Constellation Software, Inc. 207 364,679
Dollarama, Inc. 3,214 191,657
Enbridge, Inc. 21,393 873,452
Fortis, Inc. 5,296 216,984
Franco-Nevada Corp. 2,017 295,018
George Weston Ltd. 711 91,207
Great-West Lifeco, Inc. 3,264 86,324
Hydro One Ltd.
(c)
3,472 94,661
Imperial Oil Ltd. 1,973 107,525
Intact Financial Corp. 1,862 269,361
Loblaw Cos. Ltd. 1,570 140,251
Magna International, Inc. 2,897 187,539
Manulife Financial Corp. 19,629 387,328
Metro, Inc., Class A 2,627 142,183
National Bank of Canada 3,668 274,753
Nutrien Ltd. 5,515 455,219
Pembina Pipeline Corp. 5,782 204,570
Power Corp. of Canada 6,157 166,528
Restaurant Brands International, Inc. 3,313 221,049
Rogers Communications, Inc., Class B 3,813 184,856
Royal Bank of Canada 14,968 1,527,368
Shaw Communications, Inc., Class B 4,786 142,036
Shopify, Inc., Class A
(a)
12,776 627,813
Sun Life Financial, Inc. 6,398 320,583
Suncor Energy, Inc. 14,248 493,103
TC Energy Corp. 10,505 451,345
Teck Resources Ltd., Class B 4,873 210,207
TELUS Corp. 4,637 99,631
Thomson Reuters Corp. 1,691 200,586
Toronto-Dominion Bank (The) 19,443 1,341,419
Tourmaline Oil Corp., Class Common
Subscription Receipt 3,429 159,353
WSP Global, Inc. 1,219 155,012
17,106,952
Chile – 0.0%
Antofagasta PLC 3,582 76,400
China – 0.9%
Budweiser Brewing Co. Apac Ltd.
(c)
20,200 63,652
Prosus NV 12,393 993,572
Wilmar International Ltd. 32,800 101,568
Wuxi Biologics Cayman, Inc.
(a)(c)
39,000 324,646
1,483,438
Denmark – 2.6%
AP Moller - Maersk A/S, Class A 28 59,313
AP Moller - Maersk A/S, Class B 65 140,584

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.3% (continued)
Denmark – 2.6% (continued)
Carlsberg A/S, Class B 1,069 151,006
Coloplast A/S, Class B 1,229 147,592
Danske Bank A/S 7,265 150,713
DSV A/S 2,077 341,426
Genmab A/S
(a)
708 276,180
Novo Nordisk A/S, Class B 17,564 2,418,005
Novozymes A/S, Class B 2,285 118,390
Orsted A/S
(c)
1,923 169,847
Tryg A/S 3,780 86,363
Vestas Wind Systems A/S 10,820 313,995
4,373,414
Finland – 1.1%
Elisa OYJ 1,734 98,642
Fortum OYJ 4,480 67,217
Kesko OYJ, Class A 1,576 36,372
Kesko OYJ, Class B 2,263 52,522
Kone Oyj, Class B 4,143 225,155
Neste OYJ 4,624 220,109
Nokia OYJ 57,142 270,049
Nordea Bank Abp 34,463 400,858
Sampo OYJ, Class A 5,321 278,368
Stora ENSO OYJ, Class R 6,671 94,873
UPM-Kymmene OYJ 5,797 209,336
1,953,501
France – 10.0%
Adevinta ASA, Class B
(a)
2,530 21,556
Aeroports de Paris
(a)
304 46,965
Air Liquide SA 5,551 880,545
Airbus SE 6,561 818,299
AXA SA 21,332 662,940
BNP Paribas SA 12,022 821,251
Bollore Se 10,039 55,931
Capgemini SE 1,719 324,657
Carrefour SA 6,127 116,249
CIE de Saint-Gobain 5,596 319,374
CIE Generale DES Etablissements Michelin Sca 7,159 225,125
Credit Agricole SA 15,756 188,845
Danone SA 6,899 376,955
Dassault Aviation SA 247 42,035
Dassault Systemes SE 7,613 281,611
Edenred 2,675 145,230
Electricite de France SA 6,242 81,790
Engie SA 19,973 282,425
EssilorLuxottica SA 3,245 591,717
Hermes International 372 692,674
Kering SA 778 482,041
Legrand SA 2,937 260,664
L'Oreal SA 2,671 1,096,660
LVMH Moet Hennessy Louis Vuitton SE 2,799 2,431,878
Orange SA 20,496 216,408
Pernod Ricard SA 2,203 454,348
Publicis Groupe SA 2,543 178,800
Safran SA 3,776 540,501
Sanofi 12,268 1,194,730
Sartorius Stedim Biotech 246 85,200
Societe Generale SA 8,154 241,582
Sodexo SA 912 90,153
Teleperformance 600 166,165
Thales SA 1,130 148,986
TotalEnergies SE 26,391 1,633,154
Veolia Environnement SA 7,140 210,764
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.3% (continued)
France – 10.0% (continued)
Vinci SA 5,738 645,858
17,054,066
Germany – 6.6%
adidas AG 1,936 309,879
Allianz SE 4,347 1,034,854
BASF SE 9,895 563,114
Bayer AG 10,393 643,376
Bayerische Motoren Werke AG 3,358 340,005
Beiersdorf AG 1,079 130,778
Daimler Truck Holding AG
(a)
5,684 189,946
Deutsche Bank AG 22,104 293,065
Deutsche Boerse AG 2,023 360,869
Deutsche Post AG 10,717 458,351
Deutsche Telekom AG 37,202 826,244
E.ON SE 24,233 262,813
Fresenius SE & Co. KGaA 4,507 129,860
Hannover Rueck SE 666 134,680
Henkel AG & Co. KGaA 1,254 83,485
Infineon Technologies AG 13,850 495,099
Mercedes-Benz Group AG 8,434 624,235
Merck KGaA 1,356 281,356
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen 1,512 543,536
RWE AG 7,157 317,132
SAP SE 11,722 1,379,748
Siemens AG 7,967 1,236,448
Siemens Healthineers AG
(c)
3,143 167,498
Symrise AG, Class A 1,409 149,168
Vantage Towers AG 957 34,901
Vonovia SE 8,888 249,718
11,240,158
Hong Kong – 2.4%
AIA Group Ltd. 126,800 1,432,426
CK Asset Holdings Ltd. 21,000 134,221
CK Infrastructure Holdings Ltd. 6,500 36,113
CLP Holdings Ltd. 17,500 129,935
Hang Seng Bank Ltd. 8,400 139,740
Henderson Land Development Co. Ltd. 12,000 44,319
Hong Kong & China Gas Co. Ltd. 118,507 118,831
Hong Kong Exchanges & Clearing Ltd. 12,900 579,949
Jardine Matheson Holdings Ltd. 2,800 148,456
Link REIT
(b)
22,153 177,200
MTR Corp. Ltd. 17,500 93,544
Prudential PLC 30,084 496,104
Sun Hung KAI Properties Ltd. 17,500 248,037
Techtronic Industries Co. Ltd. 20,000 256,680
Wharf Real Estate Investment Co. Ltd. 16,000 91,446
4,127,001
Ireland – 0.4%
CRH PLC 7,925 366,526
Kerry Group PLC, Class A 1,671 155,963
Kingspan Group PLC 1,722 109,966
632,455
Israel – 0.4%
Azrieli Group Ltd. 363 23,216
Bank Hapoalim BM 13,295 118,889
Bank Leumi Le-Israel BM 16,835 147,768
Elbit Systems Ltd. 241 40,264
ICL Group Ltd. 6,837 53,818
Israel Discount Bank Ltd., Class A 13,180 66,902
Mizrahi Tefahot Bank Ltd. 1,517 49,785

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.3% (continued)
Israel – 0.4% (continued)
Nice Ltd.
(a)
703 144,651
Teva Pharmaceutical Industries Ltd.
(a)
11,808 124,899
770,192
Italy – 1.8%
Assicurazioni Generali SpA 13,038 253,462
Davide Campari-Milano NV 5,701 60,851
ENEL SpA 83,854 490,955
ENI SpA 26,845 412,134
Ferrari NV 1,363 338,837
Infrastrutture Wireless Italiane SpA
(c)
4,368 47,652
Intesa Sanpaolo SpA 178,390 466,913
Moncler SpA 2,351 146,049
Nexi SpA
(a)(c)
7,770 68,015
Poste Italiane SpA
(c)
4,442 47,210
Prysmian SpA 2,844 115,518
Snam SpA 22,307 113,234
Terna Rete Elettrica Nazionale SpA 15,885 125,111
UniCredit SpA 21,700 421,476
3,107,417
Japan – 20.5%
Advantest Corp. 1,800 127,341
AEON Co. Ltd. 9,500 194,135
AGC, Inc. 2,700 98,931
Aisin Corp. 2,400 69,760
Ajinomoto Co., Inc. 5,800 190,576
ANA Holdings, Inc.
(a)
1,600 35,305
Asahi Group Holdings Ltd. 5,500 181,099
Asahi Kasei Corp. 16,100 121,624
Astellas Pharma, Inc. 19,900 292,658
Bandai Namco Holdings, Inc. 2,500 166,404
Bridgestone Corp. 6,300 234,230
Canon, Inc. 11,100 246,932
Capcom Co. Ltd. 1,600 51,674
Central Japan Railway Co. 2,400 292,330
Chubu Electric Power Co., Inc. 8,400 90,301
Chugai Pharmaceutical Co. Ltd. 6,300 162,678
DAI Nippon Printing Co. Ltd. 3,200 75,297
Dai-ichi Life Holdings, Inc. 10,900 254,888
Daiichi Sankyo Co. Ltd. 20,800 650,015
Daikin Industries Ltd. 3,200 552,916
Daito Trust Construction Co. Ltd. 700 69,007
Daiwa House Industry Co. Ltd. 7,700 184,203
Daiwa Securities Group, Inc. 16,900 79,532
Denso Corp. 5,200 278,784
Dentsu Group, Inc. 2,800 89,677
Disco Corp. 300 89,277
East Japan Railway Co. 4,200 233,827
Eisai Co. Ltd. 3,300 203,311
ENEOS Holdings, Inc. 31,800 113,267
FANUC Corp. 2,000 352,263
Fast Retailing Co. Ltd. 700 422,115
Fujifilm Holdings Corp. 4,500 236,549
Fujitsu Ltd. 1,900 270,437
Hamamatsu Photonics KK 1,500 79,588
Hankyu Hanshin Holdings, Inc. 2,800 83,002
Hitachi Ltd. 10,400 542,372
Honda Motor Co. Ltd. 18,000 443,893
Hoya Corp. 3,900 425,853
Idemitsu Kosan Co. Ltd. 2,700 66,958
INPEX Corp. 11,200 122,296
Isuzu Motors Ltd. 6,700 84,236
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.3% (continued)
Japan – 20.5% (continued)
ITOCHU Corp. 15,700 505,003
Japan Airlines Co. Ltd.
(a)
1,400 29,605
Japan Exchange Group, Inc. 5,900 89,785
Japan Post Bank Co. Ltd. 5,000 44,369
Japan Post Holdings Co. Ltd. 26,400 231,428
Japan Tobacco, Inc. 11,700 238,867
Kansai Electric Power Co., Inc. (The) 9,000 86,370
KAO Corp. 4,700 189,959
KDDI Corp. 16,500 515,003
Keyence Corp. 2,100 957,269
Kikkoman Corp. 1,900 99,935
Kintetsu Group Holdings Co. Ltd. 1,900 61,729
Kirin Holdings Co. Ltd. 9,500 146,030
Komatsu Ltd. 10,300 249,887
Konami Group Corp. 1,000 48,983
Kose Corp. 400 43,831
Kubota Corp. 11,300 168,399
Kyocera Corp. 3,800 195,954
Kyowa Kirin Co. Ltd. 2,800 62,225
Lasertec Corp. 800 157,053
M3, Inc. 4,700 126,748
Marubeni Corp. 18,900 230,573
MEIJI Holdings Co. Ltd. 1,400 72,129
Minebea Mitsumi, Inc. 4,900 84,515
Misumi Group, Inc. 3,300 82,091
Mitsubishi Chemical Group Corp. 16,600 92,685
Mitsubishi Corp. 15,700 523,474
Mitsubishi Electric Corp. 23,800 260,977
Mitsubishi Estate Co. Ltd. 13,700 176,089
Mitsubishi HC Capital, Inc. 8,300 42,252
Mitsubishi Heavy Industries Ltd. 3,800 148,441
Mitsubishi UFJ Financial Group, Inc. 135,200 990,465
Mitsui & Co. Ltd. 17,000 499,366
Mitsui Fudosan Co. Ltd. 10,000 186,935
Mitsui Osk Lines Ltd. 4,000 98,581
Mizuho Financial Group, Inc. 26,860 418,768
Monotaro Co. Ltd. 2,900 43,574
MS&AD Insurance Group Holdings, Inc. 4,900 156,708
Murata Manufacturing Co. Ltd. 6,500 369,572
NEC Corp. 2,500 89,873
Nexon Co. Ltd. 4,800 115,345
Nidec Corp. 5,700 314,268
Nintendo Co. Ltd. 12,600 545,004
Nippon Building Fund, Inc.
(b)
16 69,760
Nippon Paint Holdings Co. Ltd. 11,300 102,273
Nippon Sanso Holdings Corp. 2,700 43,746
Nippon Steel Corp. 10,200 211,381
Nippon Telegraph & Telephone Corp. 13,000 389,065
Nippon Yusen KK 5,400 127,687
Nissan Chemical Corp. 1,400 65,670
Nissan Motor Co. Ltd. 24,100 85,859
Nissin Foods Holdings Co. Ltd. 800 62,501
Nitori Holdings Co. Ltd. 800 105,194
Nitto Denko Corp. 1,500 96,428
Nomura Holdings, Inc. 29,500 117,437
Nomura Research Institute Ltd. 4,300 102,503
NTT Data Corp. 7,000 107,817
OBIC Co. Ltd. 600 95,736
Olympus Corp. 13,900 259,573
Omron Corp. 1,900 108,993
ONO Pharmaceutical Co. Ltd. 5,100 110,730
Oracle Corp. Japan 400 27,252

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.3% (continued)
Japan – 20.5% (continued)
Oriental Land Co. Ltd. 2,700 448,045
ORIX Corp. 12,600 220,424
Osaka Gas Co. Ltd. 4,600 74,105
Otsuka Corp. 1,300 42,535
Otsuka Holdings Co. Ltd. 6,100 195,039
Pan Pacific International Holdings Corp. 5,700 104,931
Panasonic Holdings Corp. 25,400 234,380
Rakuten Group, Inc.
(a)
8,700 43,953
Recruit Holdings Co. Ltd. 18,200 579,959
Renesas Electronics Corp.
(a)
14,500 148,239
Resona Holdings, Inc. 25,700 141,933
ROHM Co. Ltd. 900 71,491
Secom Co. Ltd. 2,400 142,492
Sekisui House Ltd. 6,800 128,162
Seven & i Holdings Co. Ltd. 8,600 405,184
SG Holdings Co. Ltd. 4,700 72,210
Shimadzu Corp. 3,200 97,689
Shimano, Inc. 900 159,106
Shin-Etsu Chemical Co. Ltd. 4,500 660,060
Shionogi & Co. Ltd. 3,100 147,390
Shiseido Co. Ltd. 4,400 227,131
SMC Corp. 600 301,511
SoftBank Corp. 30,700 350,921
SoftBank Group Corp. 12,900 609,463
Sompo Holdings, Inc. 3,800 163,197
Sony Group Corp. 13,600 1,211,027
Subaru Corp. 6,500 106,538
Sumitomo Corp. 13,600 242,937
Sumitomo Electric Industries Ltd. 9,400 112,363
Sumitomo Metal Mining Co. Ltd. 3,000 121,066
Sumitomo Mitsui Financial Group, Inc. 14,900 647,582
Sumitomo Mitsui Trust Holdings, Inc. 4,100 149,283
Sumitomo Realty & Development Co. Ltd. 5,200 126,196
Suntory Beverage & Food Ltd. 1,200 40,417
Suzuki Motor Corp. 5,300 197,214
Sysmex Corp. 1,600 105,330
Takeda Pharmaceutical Co. Ltd. 17,000 534,661
TDK Corp. 4,200 148,725
Terumo Corp. 8,000 231,489
TIS, Inc. 2,700 77,442
Toho Co. Ltd. 1,300 47,833
Tokio Marine Holdings, Inc. 21,900 457,046
Tokyo Electron Ltd. 1,700 590,480
Tokyo Gas Co. Ltd. 4,400 91,996
Tokyu Corp. 6,600 84,654
Toray Industries, Inc. 18,100 110,762
Toshiba Corp. 4,500 154,297
Toyota Industries Corp. 2,500 151,294
Toyota Motor Corp. 133,600 1,948,344
Toyota Tsusho Corp. 2,600 109,162
Trend Micro, Inc.
(a)
1,400 68,792
Unicharm Corp. 4,800 182,706
West Japan Railway Co. 2,800 117,021
Yakult Honsha Co. Ltd. 1,500 106,809
Yamaha Corp. 1,700 65,623
Yamaha Motor Co. Ltd. 3,900 95,517
Yaskawa Electric Corp. 3,100 119,905
Z Holdings Corp. 30,800 87,986
ZOZO, Inc. 1,200 30,912
35,082,222
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.3% (continued)
Luxembourg – 0.2%
ArcelorMittal SA 6,184 190,469
Eurofins Scientific SE 1,400 99,956
290,425
Macau – 0.2%
Galaxy Entertainment Group Ltd. 24,000 166,562
Sands China Ltd.
(a)
25,600 95,691
262,253
Netherlands – 4.7%
Adyen NV
(a)(c)
335 501,207
Argenx SE
(a)
588 221,593
ASML Holding NV 4,345 2,843,595
Heineken Holding NV 1,136 93,333
Heineken NV 2,442 242,776
ING Groep NV 40,457 582,269
JDE Peet's NV 1,499 44,835
Koninklijke Ahold Delhaize NV 11,117 330,635
Koninklijke DSM NV 1,907 243,768
NN Group NV 3,263 141,113
Shell PLC 76,066 2,223,133
Universal Music Group NV 8,281 211,079
Wolters Kluwer NV 2,761 300,307
7,979,643
New Zealand – 0.2%
Auckland International Airport Ltd.
(a)
12,941 71,087
Fisher & Paykel Healthcare Corp. Ltd. 6,110 99,741
Meridian Energy Ltd. 12,249 42,192
Spark New Zealand Ltd. 19,669 66,161
279,181
Norway – 0.6%
AKER BP ASA 3,230 98,049
Autostore Holdings Ltd.
(a)(c)
10,351 23,721
DNB Bank ASA 10,069 187,453
Equinor ASA 11,251 341,644
Gjensidige Forsikring ASA 1,981 35,482
Kongsberg Gruppen ASA 880 34,889
Mowi ASA 4,984 91,838
Norsk Hydro ASA 14,717 118,376
Orkla ASA 8,301 61,849
Telenor ASA 7,110 74,280
Var Energi ASA 3,722 11,269
1,078,850
Poland – 0.1%
Dino Polska SA
(a)(c)
525 47,307
Polski Koncern Naftowy ORLEN SA 5,883 87,995
Powszechna Kasa Oszczednosci Bank Polski SA 8,934 66,198
Santander Bank Polska SA 379 25,061
226,561
Portugal – 0.1%
EDP - Energias de Portugal SA 30,000 148,506
Jeronimo Martins SGPS SA 2,978 64,491
212,997
Russia – 0.0%
Evraz PLC
(d)
2,845 0
Singapore – 1.4%
CapitaLand Ascendas REIT
(b)
34,396 75,368
CapitaLand Integrated Commercial Trust
(b)
51,454 83,776
CapitaLand Investment Ltd. 26,500 79,842
DBS Group Holdings Ltd. 19,563 532,704
Genting Singapore Ltd. 65,800 49,562
Great Eastern Holdings Ltd. 500 7,228

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.3% (continued)
Singapore – 1.4% (continued)
Jardine Cycle & Carriage Ltd. 1,100 24,304
Keppel Corp. Ltd. 14,700 84,441
Oversea-Chinese Banking Corp. Ltd. 44,019 433,040
Singapore Airlines Ltd. 14,300 64,409
Singapore Exchange Ltd. 8,500 59,626
Singapore Technologies Engineering Ltd. 14,900 41,718
Singapore Telecommunications Ltd. 77,000 147,046
STMicroelectronics NV 7,045 329,844
United Overseas Bank Ltd. 16,500 374,478
2,387,386
South Africa – 0.4%
Anglo American PLC 14,328 611,464
Spain – 2.3%
Aena SME SA
(a)(c)
821 122,601
Amadeus IT Group SA
(a)
4,762 298,411
Banco Bilbao Vizcaya Argentaria SA 63,685 447,013
Banco Santander SA 181,278 630,596
CaixaBank SA 46,713 206,329
Cellnex Telecom SA
(c)
6,236 243,001
Corp. Acciona Energias Renovables SA 608 24,775
EDP Renovaveis SA 2,326 50,384
Endesa SA 3,244 64,368
Ferrovial SA 5,533 162,486
Iberdrola SA 61,933 722,732
Iberdrola SA
(a)
949 11,074
Industria de Diseno Textil SA 12,102 376,163
Naturgy Energy Group SA 2,128 60,089
Repsol SA 15,573 255,217
Telefonica SA 58,148 220,209
3,895,448
Sweden – 2.8%
ALFA Laval AB 3,088 96,447
ASSA Abloy AB, Class B 10,767 252,366
Atlas Copco AB, Class A 26,012 306,436
Atlas Copco AB, Class B 17,819 186,771
Boliden AB 2,836 126,634
Epiroc AB, Class A 7,159 138,738
Epiroc AB, Class B 3,601 59,829
EQT AB 3,634 81,185
Essity AB, Class A 825 21,512
Essity AB, Class B 6,021 156,825
Evolution AB
(c)
1,974 220,632
Hennes & Mauritz AB, Class B 7,957 97,371
Hexagon AB, Class B 22,982 261,763
Holmen AB, Class B 1,053 43,227
Industrivarden AB, Class A 2,085 54,964
Industrivarden AB, Class C 1,974 51,755
Indutrade AB 2,888 63,719
Investment AB Latour, Class B 1,577 33,077
Investor AB, Class A 5,409 107,407
Investor AB, Class B 20,139 389,227
L E Lundbergforetagen AB, Class B 763 35,148
Lifco AB, Class B 2,298 41,911
Nibe Industrier AB, Class B 15,909 170,717
Sagax AB, Class B 2,012 49,792
Sagax AB, Class D 2,691 7,210
Sandvik AB 11,834 243,466
Skandinaviska Enskilda Banken AB, Class A 17,421 209,905
Skandinaviska Enskilda Banken AB, Class C 740 9,937
Skanska AB, Class B 3,636 63,831
SKF AB, Class A 259 4,576
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.3% (continued)
Sweden – 2.8% (continued)
SKF AB, Class B 4,043 71,188
Svenska Cellulosa AB SCA, Class A 1,041 14,457
Svenska Cellulosa AB SCA, Class B 5,488 75,848
Svenska Handelsbanken AB, Class A 15,751 163,756
Svenska Handelsbanken AB, Class B
(e)
1,163 14,574
Swedbank AB, Class A 9,947 190,393
Tele2 AB, Class B 6,293 54,216
Telefonaktiebolaget LM Ericsson, Class A 2,076 13,424
Telefonaktiebolaget LM Ericsson, Class B 30,363 175,105
Telia Co. AB 27,389 70,580
Volvo AB, Class A 2,742 56,727
Volvo AB, Class B 16,126 318,599
Volvo Car AB, Class B
(a)
4,850 24,023
4,829,268
Switzerland – 5.2%
ABB Ltd. 18,239 630,300
Alcon, Inc. 5,293 395,556
Chocoladefabriken Lindt & Spruengli AG 24 262,269
CIE Financiere Richemont SA, Class A 5,552 848,436
EMS-Chemie Holding AG 77 56,949
Geberit AG 402 226,476
Givaudan SA 82 263,828
Kuehne + Nagel International AG 570 135,001
Lonza Group AG 805 455,269
Novartis AG 25,701 2,306,726
Partners Group Holding AG 251 233,310
Schindler Holding AG 293 58,807
Schindler Holding AG, PC 409 86,519
SGS SA 62 150,150
Sika AG 1,657 466,755
Sonova Holding AG 549 136,182
Straumann Holding AG 1,287 166,627
Swiss Life Holding AG 319 187,494
Swisscom AG 271 159,282
UBS Group AG 37,491 793,279
Zurich Insurance Group AG 1,615 794,888
8,814,103
United Kingdom – 9.3%
3i Group PLC 10,320 200,103
Ashtead Group PLC 4,911 321,282
Associated British Foods PLC 3,661 83,651
AstraZeneca PLC 16,582 2,161,858
Aviva PLC 29,482 165,398
BAE Systems PLC 34,654 365,533
Barclays PLC 162,998 372,920
BP PLC 197,129 1,186,371
British American Tobacco PLC 23,724 904,239
BT Group PLC, Class A 71,719 110,058
Bunzl PLC 3,619 132,324
CK Hutchison Holdings Ltd. 27,500 174,713
CNH Industrial NV 10,775 188,990
Coca-Cola European Partners PLC 2,174 122,222
Compass Group PLC 19,186 456,101
Croda International PLC 1,636 138,690
Diageo PLC 24,785 1,074,053
Experian PLC 10,206 371,034
HSBC Holdings PLC 212,406 1,559,548
Imperial Brands PLC 10,395 259,913
Legal & General Group PLC 65,635 205,241
Lloyds Banking Group PLC 709,287 459,131
London Stock Exchange Group PLC 3,631 331,058

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.3% (continued)
United Kingdom – 9.3% (continued)
National Grid PLC 41,391 522,305
Natwest Group PLC 53,989 204,715
Reckitt Benckiser Group PLC 7,769 551,868
RELX PLC 21,303 629,953
Rentokil Initial PLC 27,774 167,783
SSE PLC 11,467 243,307
Standard Chartered PLC 25,905 216,609
Tesco PLC 80,917 244,959
Unilever PLC 27,918 1,412,088
Vodafone Group PLC 291,220 333,855
15,871,873
United States – 6.4%
Computershare Ltd. 6,002 100,446
CSL Ltd. 5,142 1,080,040
Ferguson PLC 2,211 309,215
GSK PLC 42,521 745,117
Haleon PLC
(a)
56,470 225,420
Holcim AG 6,049 358,562
James Hardie Industries PLC, CDI 4,923 109,100
Nestle SA 29,370 3,563,720
Roche Holding AG 7,473 2,320,189
Roche Holding AG, BR 324 117,857
Schneider Electric SE 6,028 971,006
Stellantis NV 22,260 347,546
Swiss RE AG 3,076 319,937
Tenaris SA 4,789 84,518
Waste Connections, Inc. 2,781 367,979
11,020,652
Zambia – 0.1%
First Quantum Minerals Ltd. 5,783 133,789
Total Common Stocks (cost $155,767,353) 169,741,979
Preferred Stocks – 0.3%
Germany – 0.3%
Bayerische Motoren Werke AG, 6.59% 822 77,444
Henkel AG & Co. KGaA, 2.84% 1,770 125,719
Sartorius AG, 0.30% 268 119,422
Volkswagen AG, 5.18% 1,993 274,761
597,346
Total Preferred Stocks (cost $602,021) 597,346
Investment Companies – 0.1%
Registered Investment Companies – 0.1%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
4.30%
(f)(g)
(cost $114,213) 114,213 114,213
Investment of Cash Collateral for Securities Loaned – 0.0%
Registered Investment Companies – 0.0%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
4.30%
(f)(g)
(cost $6,201) 6,201 6,201
Total Investments (cost $156,489,788) 99.7% 170,459,739
Cash and Receivables (Net) 0.3% 444,928
Net Assets 100.0% 170,904,667
BR—Bearer Shares
CDI—CREST Depository Interest
PC—Participation Certificate
REIT—Real Estate Investment Trust

STATEMENT OF INVESTMENTS
(continued)
See Notes to Statements of Investments
(a)
Non-income producing security.
(b)
Investment in a real estate investment trust.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, these securities were valued at $2,141,650 or 1.25% of net assets.
(d)
The fund held Level 3 securities at January 31, 2023. These securities were valued at $0 or 0.00% of net assets.
(e)
Security, or portion thereof, on loan. At January 31, 2023, the value of the fund’s securities on loan was $5,865 and the value of the collateral was $6,201, consisting of cash collateral. In addition, the value of collateral may include pending sales that are also on loan.
(f)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(g)
The rate shown is the 1-day yield as of January 31, 2023.
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation
(Depreciation) ($)
Futures Long
MSCI EAFE Index 4 3/17/2023 400,382 423,800 23,418

STATEMENT OF INVESTMENTS
January 31, 2023 (Unaudited)
BNY Mellon Emerging Markets Equity ETF
Description Shares Value ($)
Common Stocks – 97.6%
Australia – 0.1%
AngloGold Ashanti Ltd. 2,074 43,075
Brazil – 3.5%
Ambev SA 22,801 61,263
Atacadao SA 2,601 8,439
B3 SA - Brasil Bolsa Balcao 30,504 77,706
Banco Bradesco SA 9,225 22,902
Banco BTG Pactual SA 6,102 25,887
Banco do Brasil SA 7,247 58,116
BB Seguridade Participacoes SA 3,605 26,814
Centrais Eletricas Brasileiras SA 6,163 49,217
Cia de Saneamento Basico do Estado de Sao
Paulo 1,691 18,549
CPFL Energia SA 690 4,510
Energisa SA 1,552 12,879
Hapvida Participacoes e Investimentos SA
(a),(b)
20,808 21,211
Itausa - Investimentos Itau SA 4,788 8,257
Localiza Rent A Car SA 3,628 42,198
Petroleo Brasileiro SA 18,708 108,358
Raia Drogasil SA 5,825 28,545
Rede D'or Sao Luiz SA
(a)
3,581 22,458
Rumo SA 5,580 20,177
Suzano SA 4,048 36,930
Telefonica Brasil SA 2,139 17,506
Vale SA 19,645 366,088
WEG SA 7,629 57,433
1,095,443
Chile – 0.3%
Banco de Chile 252,501 27,497
Banco de Credito e Inversiones SA 328 9,853
Banco Santander Chile 196,339 8,226
Empresas COPEC SA 1,937 14,560
Enel Americas SA 93,943 12,394
Falabella SA 3,603 8,343
Quinenco SA 1,037 3,596
84,469
China – 32.0%
360 Security Technology, Inc., Class A 3,800 3,937
AECC Aviation Power Co. Ltd., Class A 1,100 7,383
Agricultural Bank of China Ltd., Class A 63,600 27,390
Agricultural Bank of China Ltd., Class H 160,000 57,562
Airtac International Group 1,046 35,534
Alibaba Group Holding Ltd.
(b)
79,680 1,093,770
Aluminum Corp. of China Ltd., Class A 4,900 3,836
Aluminum Corp. of China Ltd., Class H 22,000 11,704
Anhui Conch Cement Co. Ltd., Class A 1,300 5,660
Anhui Conch Cement Co. Ltd., Class H 6,500 24,628
Anhui Gujing Distillery Co. Ltd., Class A 200 8,229
Anhui Gujing Distillery Co. Ltd., Class B 600 10,257
ANTA Sports Products Ltd. 5,600 84,587
Asymchem Laboratories Tianjin Co. Ltd., Class A 140 3,307
Asymchem Laboratories Tianjin Co. Ltd., Class
H
(a)
240 3,821
Avary Holding Shenzhen Co. Ltd., Class A 600 2,560
Baidu, Inc., Class A
(b)
11,500 194,245
Bank of Beijing Co. Ltd., Class A 7,000 4,403
Bank of Chengdu Co. Ltd. 1,500 3,223
Bank of China Ltd., Class A 28,800 13,724
Bank of China Ltd., Class H 399,000 152,198
Bank of Communications Co. Ltd., Class A 12,800 9,188
Bank of Communications Co. Ltd., Class H 118,000 72,860
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.6% (continued)
China – 32.0% (continued)
Bank of Hangzhou Co. Ltd., Class A 2,600 5,010
Bank of Jiangsu Co. Ltd., Class A 6,600 7,248
Bank of Nanjing Co. Ltd., Class A 4,400 6,766
Bank of Ningbo Co. Ltd., Class A 2,800 13,592
Bank of Shanghai Co. Ltd., Class A 3,400 3,014
Baoshan Iron & Steel Co. Ltd., Class A 10,000 9,146
BeiGene Ltd.
(b)
4,200 82,140
Beijing Kingsoft Office Software, Inc., Class A 200 8,326
Beijing Oriental Yuhong Waterproof Technology
Co. Ltd., Class A 1,000 5,494
Beijing Tongrentang Co. Ltd., Class A 500 3,488
Beijing United Information Technology Co. Ltd.,
Class A 200 2,869
Beijing Wantai Biological Pharmacy Enterprise
Co. Ltd., Class A 190 3,770
Bloomage Biotechnology Corp. Ltd., Class A 116 2,138
BOC Hong Kong Holdings Ltd. 18,500 64,550
BOE Technology Group Co. Ltd., Class A 9,400 5,537
BOE Technology Group Co. Ltd., Class B 5,600 2,572
BYD Co. Ltd., Class A 700 29,608
BYD Co. Ltd., Class H 4,500 140,651
BYD Electronic International Co. Ltd. 4,000 13,804
CGN Power Co. Ltd., Class A 1,000 401
CGN Power Co. Ltd., Class H
(a)
68,000 15,875
Changchun High & New Technology Industry
Group, Inc., Class A 200 5,952
China CITIC Bank Corp. Ltd., Class H 50,000 24,112
China Coal Energy Co. Ltd., Class A 2,600 3,348
China Coal Energy Co. Ltd., Class H 11,000 8,799
China Construction Bank Corp., Class A 4,000 3,321
China Construction Bank Corp., Class H 477,000 309,134
China CSSC Holdings Ltd., Class A 1,500 5,263
China Eastern Airlines Corp. Ltd., Class A
(b)
6,500 5,166
China Eastern Airlines Corp. Ltd., Class H
(b)
12,000 4,807
China Energy Engineering Corp. Ltd., Class A 13,900 4,834
China Energy Engineering Corp. Ltd., Class H 30,000 3,865
China Everbright Bank Co. Ltd., Class A 6,200 2,817
China Everbright Bank Co. Ltd., Class H 51,000 16,266
China Galaxy Securities Co. Ltd., Class A 900 1,305
China Galaxy Securities Co. Ltd., Class H 21,500 11,575
China Hongqiao Group Ltd. 9,500 10,980
China International Capital Corp. Ltd., Class A 900 5,318
China International Capital Corp. Ltd., Class H
(a)
6,400 14,272
China Jushi Co. Ltd., Class A 1,500 3,274
China Life Insurance Co. Ltd., Class H 36,000 66,135
China Longyuan Power Group Corp. Ltd., Class H 16,000 22,004
China Mengniu Dairy Co. Ltd. 16,000 77,055
China Merchants Bank Co. Ltd., Class A 7,800 47,571
China Merchants Bank Co. Ltd., Class H 17,500 113,525
China Merchants Energy Shipping Co. Ltd., Class
A 3,600 3,404
China Merchants Securities Co. Ltd., Class A 3,000 6,345
China Merchants Securities Co. Ltd., Class H
(a)
2,600 2,836
China Merchants Shekou Industrial Zone
Holdings Co. Ltd., Class A 3,700 8,132
China Minsheng Banking Corp. Ltd., Class A 17,000 8,781
China Minsheng Banking Corp. Ltd., Class H 31,000 11,588
China Molybdenum Co. Ltd., Class A 8,600 7,217
China National Nuclear Power Co. Ltd., Class A 8,800 7,866
China National Software & Service Co. Ltd., Class
A 300 3,343

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.6% (continued)
China – 32.0% (continued)
China Northern Rare Earth Group High-Tech Co.
Ltd., Class A 1,600 6,874
China Oilfield Services Ltd. 700 1,689
China Oilfield Services Ltd., Class H 10,000 12,056
China Overseas Land & Investment Ltd. 19,500 52,615
China Pacific Insurance Group Co. Ltd., Class A 3,300 12,600
China Pacific Insurance Group Co. Ltd., Class H 10,200 27,977
China Petroleum & Chemical Corp., Class A 16,800 11,238
China Petroleum & Chemical Corp., Class H 128,000 68,911
China Railway Group Ltd., Class A 9,700 8,183
China Railway Group Ltd., Class H 21,000 11,440
China Resources Beer Holdings Co. Ltd. 8,000 60,164
China Resources Land Ltd. 14,000 67,155
China Resources Microelectronics Ltd., Class A 595 4,832
China Resources Mixc Lifestyle Services Ltd.
(a)
3,000 17,280
China Resources Power Holdings Co. Ltd. 8,000 16,615
China Resources Sanjiu Medical &
Pharmaceutical Co. Ltd., Class A 400 2,876
China Shenhua Energy Co. Ltd., Class A 3,500 14,706
China Shenhua Energy Co. Ltd., Class H 17,500 54,363
China Southern Airlines Co. Ltd., Class A
(b)
7,500 8,136
China Southern Airlines Co. Ltd., Class H
(b)
8,000 5,307
China Three Gorges Renewables Group Co. Ltd.,
Class A 10,700 9,105
China Tourism Group Duty Free Corp. Ltd., Class
A 800 25,136
China Tourism Group Duty Free Corp. Ltd., Class
H
(a),(b)
300 9,178
China Vanke Co. Ltd., Class A 3,600 9,745
China Vanke Co. Ltd., Class H 10,200 20,612
China Yangtze Power Co. Ltd., Class A 9,300 28,614
China Zhenhua Group Science & Technology Co.
Ltd., Class A 200 3,357
China Zheshang Bank Co. Ltd., Class A
(b)
5,300 2,322
China Zheshang Bank Co. Ltd., Class H
(b)
8,000 2,919
Chongqing Brewery Co. Ltd., Class A 200 3,558
Chongqing Changan Automobile Co. Ltd., Class A 4,186 8,754
Chongqing Changan Automobile Co. Ltd., Class B 4,550 2,287
Chow Tai Fook Jewellery Group Ltd. 11,400 24,346
CITIC Ltd. 32,000 37,395
CITIC Pacific Special Steel Group Co. Ltd., Class A 1,900 5,126
CITIC Securities Co. Ltd., Class A 4,335 13,736
CITIC Securities Co. Ltd., Class H 8,000 18,269
CMOC Group Ltd., Class H 15,000 8,650
CNPC Capital Co. Ltd., Class A 5,000 4,403
COSCO Shipping Energy Transportation Co. Ltd.,
Class A
(b)
1,400 2,959
COSCO Shipping Energy Transportation Co. Ltd.,
Class H
(b)
6,000 5,626
COSCO Shipping Holdings Co. Ltd., Class H 15,500 16,017
CSC Financial Co. Ltd., Class A 1,300 5,193
CSPC Pharmaceutical Group Ltd. 41,760 47,628
Dongfang Electric Corp. Ltd., Class A 1,000 3,164
Dongfang Electric Corp. Ltd., Class H 1,800 3,206
Eastroc Beverage Group Co Ltd. 100 2,633
ENN Energy Holdings Ltd. 3,900 58,710
Everbright Securities Co. Ltd., Class A 1,600 3,765
Flat Glass Group Co. Ltd., Class A 500 2,782
Flat Glass Group Co. Ltd., Class H 2,000 6,251
Focus Media Information Technology Co. Ltd.,
Class A 6,500 6,686
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.6% (continued)
China – 32.0% (continued)
Foshan Haitian Flavouring & Food Co. Ltd., Class
A 1,902 22,333
Foxconn Industrial Internet Co. Ltd., Class A 5,900 8,304
Fuyao Glass Industry Group Co. Ltd., Class A 900 5,200
Fuyao Glass Industry Group Co. Ltd., Class H
(a)
2,800 13,770
Ganfeng Lithium Co. Ltd., Class A 500 5,833
Ganfeng Lithium Co. Ltd., Class H
(a)
2,160 19,647
GCL Technology Holdings Ltd.
(b)(c)
96,000 26,454
GD Power Development Co. Ltd., Class A
(b)
6,600 3,878
Geely Automobile Holdings Ltd. 25,000 40,314
GF Securities Co. Ltd., Class A 3,100 7,983
GF Securities Co. Ltd., Class H 5,400 8,832
Gigadevice Semiconductor Beijing, Inc., Class A 280 4,747
Glodon Co. Ltd., Class A 500 4,836
GoerTek , Inc., Class A 1,300 3,979
Gotion High-tech Co. Ltd., Class A 800 3,842
Great Wall Motor Co. Ltd., Class A 1,100 5,037
Great Wall Motor Co. Ltd., Class H 16,000 22,453
Gree Electric Appliances Inc. of Zhuhai, Class A 2,300 11,788
Guangdong Haid Group Co. Ltd., Class A 600 5,536
Guanghui Energy Co. Ltd., Class A 2,600 3,932
Guangxi Guiguan Electric Power Co. Ltd., Class A 1,500 1,239
Guangzhou Automobile Group Co. Ltd., Class A 3,600 6,250
Guangzhou Automobile Group Co. Ltd., Class H 10,000 7,170
Guangzhou Tinci Materials Technology Co. Ltd.,
Class A 600 4,358
Guosen Securities Co. Ltd., Class A 3,000 4,165
Guotai Junan Securities Co. Ltd., Class A 1,600 3,379
Guotai Junan Securities Co. Ltd., Class H
(a)
5,800 7,103
H World Group Ltd. 7,200 34,445
Haidilao International Holding Ltd.
(a),(b)
6,000 16,266
Haier Smart Home Co. Ltd., Class A 3,000 11,410
Haier Smart Home Co. Ltd., Class H 11,800 43,355
Haitong Securities Co. Ltd., Class A 4,200 5,806
Haitong Securities Co. Ltd., Class H 14,000 9,645
Hangzhou First Applied Material Co. Ltd., Class A 420 4,676
Hangzhou Silan Microelectronics Co. Ltd., Class
A 600 3,137
Hansoh Pharmaceutical Group Co. Ltd.
(a)
6,000 12,278
Henan Shuanghui Investment & Development
Co. Ltd., Class A 1,300 4,906
Hengli Petrochemical Co. Ltd., Class A 3,000 7,779
Hoshine Silicon Industry Co. Ltd., Class A 200 2,752
Huadian Power International Corp. Ltd., Class A 3,100 2,670
Huadian Power International Corp. Ltd., Class H 8,000 3,194
Huadong Medicine Co. Ltd., Class A 800 5,612
Huaneng Lancang River Hydropower, Inc., Class
A 3,300 3,262
Huaneng Power International, Inc., Class A
(b)
4,100 4,539
Huaneng Power International, Inc., Class H
(b)
20,000 9,747
Huatai Securities Co. Ltd., Class A 5,300 10,173
Huatai Securities Co. Ltd., Class H
(a)
3,400 4,398
Huaxia Bank Co. Ltd., Class A 6,700 5,166
Huayu Automotive Systems Co. Ltd., Class A 1,100 2,966
Huizhou Desay Sv Automaotive Co. Ltd., Class A 200 3,883
Hundsun Technologies, Inc., Class A 800 5,591
Iflytek Co. Ltd., Class A 1,000 6,006
Industrial & Commercial Bank of China Ltd.,
Class A 39,700 25,382
Industrial & Commercial Bank of China Ltd.,
Class H 348,000 186,019
Industrial Bank Co. Ltd., Class A 8,900 23,208

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.6% (continued)
China – 32.0% (continued)
Industrial Securities Co. Ltd., Class A 3,800 3,880
Inner Mongolia BaoTou Steel Union Co. Ltd.,
Class A 14,600 4,408
Inner Mongolia Yili Industrial Group Co. Ltd.,
Class A 2,800 13,501
JA Solar Technology Co. Ltd., Class A 840 8,197
JD Health International, Inc.
(a),(b)
5,300 43,814
JD Logistics, Inc.
(a),(b)
10,100 22,317
JD.com, Inc., Class A 11,966 353,551
Jiangsu Eastern Shenghong Co. Ltd., Class A 1,600 3,699
Jiangsu Hengli Hydraulic Co. Ltd., Class A 544 5,268
Jiangsu Hengrui Medicine Co. Ltd., Class A 2,540 15,867
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd.,
Class A 700 18,192
Jiangsu Zhongtian Technology Co. Ltd., Class A 1,400 3,388
Ke Holdings, Inc., Class A
(b)
10,400 63,022
Kuaishou Technology, Class B
(a),(b)
9,500 83,201
Kweichow Moutai Co. Ltd., Class A 500 136,582
Lenovo Group Ltd. 36,000 28,796
LI Auto, Inc., Class A
(b)
5,800 70,294
Li Ning Co. Ltd. 12,000 118,185
Longfor Group Holdings Ltd.
(a)
8,500 28,086
LONGi Green Energy Technology Co. Ltd., Class A 3,136 22,347
Luxshare Precision Industry Co. Ltd., Class A 2,800 13,459
Luzhou Laojiao Co. Ltd., Class A 600 21,045
Meituan , Class B
(a),(b)
23,870 531,693
Metallurgical Corp. of China Ltd., Class A 7,900 3,940
Metallurgical Corp. of China Ltd., Class H 14,000 3,161
Midea Group Co. Ltd., Class A 2,900 23,691
Ming Yang Smart Energy Group Ltd., Class A 900 3,708
Montage Technology Co. Ltd., Class A 400 3,280
Muyuan Foods Co. Ltd., Class A 2,220 16,408
NARI Technology Co. Ltd., Class A 3,120 12,185
NAURA Technology Group Co. Ltd., Class A 200 6,935
NetEase , Inc. 9,300 165,746
New China Life Insurance Co. Ltd., Class A 1,100 5,066
New China Life Insurance Co. Ltd., Class H 3,900 10,448
New Hope Liuhe Co. Ltd., Class A
(b)
1,600 3,104
Ninestar Corp., Class A 600 4,555
Ningbo Deye Technology Co. Ltd., Class A 100 5,161
Ningbo Orient Wires & Cables Co. Ltd., Class A 300 2,848
Ningbo Tuopu Group Co. Ltd., Class A 400 4,208
Ningbo Zhoushan Port Co. Ltd., Class A 4,800 2,607
Ningxia Baofeng Energy Group Co. Ltd., Class A 2,600 5,148
NIO, Inc., Class A
(b)
7,060 82,592
Nongfu Spring Co. Ltd., Class H
(a)
9,000 50,807
Oppein Home Group, Inc., Class A 200 3,722
Orient Securities Co. Ltd., Class A 2,192 3,510
Orient Securities Co. Ltd., Class H
(a)
5,600 3,301
People's Insurance Co. Group of China Ltd.
(The), Class H 43,000 14,482
PetroChina Co. Ltd., Class H 110,000 58,518
Pinduoduo , Inc., ADR
(b)
2,761 270,523
Ping An Bank Co. Ltd., Class A 8,500 18,857
Ping An Insurance Group Co. of China Ltd., Class
A 4,500 33,952
Ping An Insurance Group Co. of China Ltd., Class
H 31,000 240,057
Poly Developments and Holdings Group Co. Ltd.,
Class A 5,200 12,105
Postal Savings Bank of China Co. Ltd., Class A 12,400 8,827
Postal Savings Bank of China Co. Ltd., Class H
(a)
45,000 30,599
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.6% (continued)
China – 32.0% (continued)
Power Construction Corp. of China Ltd., Class A 5,100 5,298
Pylon Technologies Co. Ltd., Class A 52 2,359
Quinghai Salt Lake Industry Co. Ltd., Class A
(b)
2,300 8,520
Rongsheng Petro Chemical Co. Ltd., Class A 4,100 8,034
SAIC Motor Corp. Ltd., Class A 4,700 10,448
Sany Heavy Industry Co. Ltd., Class A 3,500 9,075
Satellite Chemical Co. Ltd., Class A 1,342 3,517
SF Holding Co. Ltd., Class A 1,900 16,489
Shaanxi Coal Industry Co. Ltd., Class A 4,500 13,020
Shandong Gold Mining Co. Ltd., Class A 1,100 3,222
Shandong Gold Mining Co. Ltd., Class H
(a)
3,650 7,022
Shandong Hualu Hengsheng Chemical Co. Ltd.,
Class A 800 4,005
Shanghai Baosight Software Co. Ltd., Class A 690 5,108
Shanghai Baosight Software Co. Ltd., Class B 2,600 8,128
Shanghai Electric Group Co. Ltd., Class A
(b)
4,300 2,603
Shanghai Electric Group Co. Ltd., Class H
(b)
14,000 3,304
Shanghai Fosun Pharmaceutical Group Co. Ltd.,
Class A 700 3,524
Shanghai Fosun Pharmaceutical Group Co. Ltd.,
Class H 2,500 8,037
Shanghai Fudan Microelectronics Group Co. Ltd.,
Class A 279 2,798
Shanghai Fudan Microelectronics Group Co. Ltd.,
Class H 1,000 4,152
Shanghai International Airport Co. Ltd., Class A
(b)
1,000 8,954
Shanghai International Port Group Co. Ltd., Class
A 9,600 7,573
Shanghai Jinjiang International Hotels Co. Ltd.,
Class A 400 3,404
Shanghai Jinjiang International Hotels Co. Ltd.,
Class B 800 1,669
Shanghai Junshi Biosciences Co. Ltd., Class A
(b)
304 2,583
Shanghai Junshi Biosciences Co. Ltd., Class H
(a),(b)
800 3,863
Shanghai Pharmaceuticals Holding Co. Ltd.,
Class A 1,100 3,041
Shanghai Pharmaceuticals Holding Co. Ltd.,
Class H 3,900 6,866
Shanghai Pudong Development Bank Co. Ltd.,
Class A 12,600 13,743
Shanghai Putailai New Energy Technology Co.
Ltd., Class A 600 4,902
Shanghai Rural Commercial Bank Co. Ltd., Class
A 4,100 3,586
Shanxi Lu'an Environmental Energy
Development Co. Ltd., Class A 1,100 3,223
Shanxi Xinghuacun Fen Wine Factory Co. Ltd.,
Class A 560 24,163
Shenwan Hongyuan Group Co. Ltd., Class A 9,600 5,896
Shenwan Hongyuan Group Co. Ltd., Class H
(a)
8,800 1,785
Shenzhen Transsion Holdings Co. Ltd., Class A 292 3,696
Shenzhou International Group Holdings Ltd. 4,200 52,644
Shijiazhuang Yiling Pharmaceutical Co. Ltd.,
Class A 700 3,004
Sichuan Chuantou Energy Co. Ltd., Class A 1,700 3,150
Sichuan Road and Bridge Group Co. Ltd., Class A 1,900 3,298
Silergy Corp. 1,600 32,027
Smoore International Holdings Ltd.
(a)
7,000 10,538
StarPower Semiconductor Ltd., Class A 100 4,673
Sunny Optical Technology Group Co. Ltd. 3,700 49,752
TBEA Co. Ltd., Class A 1,600 5,039
TCL Technology Group Corp., Class A 5,000 3,108
Tencent Holdings Ltd. 30,700 1,496,902

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.6% (continued)
China – 32.0% (continued)
Tianjin Zhonghuan Semiconductor Co. Ltd.,
Class A 1,400 8,793
Tianqi Lithium Corp., Class A
(b)
600 8,523
Tingyi Cayman Islands Holding Corp. 10,000 16,610
Tongwei Co. Ltd., Class A 1,900 11,869
Trip.com Group Ltd.
(b)
2,700 99,615
Tsingtao Brewery Co. Ltd., Class A 600 8,972
Tsingtao Brewery Co. Ltd., Class H 2,000 19,251
Unigroup Guoxin Microelectronics Co. Ltd., Class
A 379 7,056
Unisplendour Corp. Ltd., Class A 1,200 4,085
Wanhua Chemical Group Co. Ltd., Class A 1,100 15,728
Want Want China Holdings Ltd. 26,000 16,916
Weichai Power Co. Ltd., Class A 1,900 3,152
Weichai Power Co. Ltd., Class H 10,000 15,079
Western Superconducting Technologies Co. Ltd. 200 2,911
Will Semiconductor Ltd., Class A 540 7,525
Wingtech Technology Co. Ltd., Class A 300 2,594
Wuliangye Yibin Co. Ltd., Class A 1,600 49,490
Wuxi AppTec Co. Ltd., Class A 1,340 18,493
Wuxi AppTec Co. Ltd., Class H
(a)
1,700 22,013
Wuxi Shangji Automation Co., Ltd. 200 3,381
Xinyi Solar Holdings Ltd. 22,266 28,860
Yankuang Energy Group Co. Ltd., Class A 1,100 5,589
Yankuang Energy Group Co. Ltd., Class H 8,000 25,668
YongXing Special Materials Technology Co. Ltd.,
Class A 100 1,677
Yonyou Network Technology Co. Ltd., Class A 1,200 4,353
YTO Express Group Co. Ltd., Class A 1,300 4,038
Yum China Holdings, Inc. 2,122 130,736
Yunnan Baiyao Group Co. Ltd., Class A 780 6,633
Yunnan Energy New Material Co. Ltd., Class A 400 9,228
Zhangzhou Pientzehuang Pharmaceutical Co.
Ltd., Class A 300 13,799
Zhejiang Chint Electrics Co. Ltd., Class A 900 4,282
Zhejiang Huayou Cobalt Co. Ltd., Class A 650 6,323
Zhejiang NHU Co. Ltd., Class A 1,580 4,555
Zhejiang Supcon Technology Co. Ltd., Class A 165 2,248
Zhongsheng Group Holdings Ltd. 3,000 16,935
Zhuzhou Crrc Times Electric Co. Ltd., Class H 1,000 5,320
Zhuzhou CRRC Times Electric Co. Ltd., Class A 1,267 10,469
Zijin Mining Group Co. Ltd., Class A 4,600 8,026
Zijin Mining Group Co. Ltd., Class H 34,000 55,954
ZTE Corp., Class A 1,600 6,308
ZTE Corp., Class H 3,800 9,162
ZTO Express Cayman, Inc. 2,150 60,562
10,059,366
Colombia – 0.1%
Bancolombia SA 1,496 13,489
Ecopetrol SA 23,619 13,553
Grupo Nutresa SA 553 5,401
Interconexion Electrica SA ESP 2,075 8,542
40,985
Czech Republic – 0.1%
CEZ AS 870 35,255
Egypt – 0.1%
Commercial International Bank Egypt SAE 11,981 19,655
Greece – 0.2%
Eurobank Ergasias Services and Holdings SA
(b)
12,666 17,057
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.6% (continued)
Greece – 0.2% (continued)
Hellenic Telecommunications Organization SA 1,106 17,381
OPAP SA 822 12,302
46,740
Hong Kong – 0.1%
Orient Overseas International Ltd.
(c)
500 8,273
Sino Biopharmaceutical Ltd. 51,500 29,894
38,167
Hungary – 0.1%
OTP Bank NYRT 1,131 33,952
India – 15.6%
ABB India Ltd. 246 8,526
Adani Enterprises Ltd. 1,408 51,108
Adani Green Energy Ltd.
(b)
1,777 26,546
Adani Ports & Special Economic Zone Ltd. 3,795 28,378
Adani Power Ltd.
(b)
3,876 10,588
Adani Total Gas Ltd. 1,405 36,154
Adani Transmission Ltd.
(b)
1,416 30,661
Adani Wilmar Ltd.
(b)
772 4,395
Ambuja Cements Ltd. 4,074 19,950
Apollo Hospitals Enterprise Ltd. 506 26,285
Asian Paints Ltd. 2,326 77,388
Avenue Supermarts Ltd., Class A
(a),(b)
747 31,933
Axis Bank Ltd. 11,568 123,066
Bajaj Auto Ltd. 335 15,613
Bajaj Finance Ltd. 1,351 97,066
Bajaj Finserv Ltd. 2,002 32,804
Bajaj Holdings & Investment Ltd. 138 9,911
Bank of Baroda 5,432 11,129
Berger Paints India Ltd. 1,000 6,703
Bharat Electronics Ltd. 18,222 21,118
Bharat Petroleum Corp. Ltd. 4,229 17,718
Bharti Airtel Ltd. 12,516 117,676
Britannia Industries Ltd. 605 31,883
Cholamandalam Investment and Finance Co. Ltd. 2,080 17,948
Cipla Ltd. 2,774 34,466
Coal India Ltd. 11,138 30,568
Dabur India Ltd. 2,856 19,443
Divi's Laboratories Ltd. 618 25,008
DLF Ltd. 3,230 14,037
Dr. Reddy's Laboratories Ltd. 604 31,879
Eicher Motors Ltd. 685 27,285
Gail India Ltd. 10,987 12,760
Godrej Consumer Products Ltd.
(b)
2,096 23,364
Grasim Industries Ltd. 1,961 38,062
Havells India Ltd. 1,322 19,069
HCL Technologies Ltd. 5,353 73,321
HDFC Bank Ltd. 20,887 408,798
HDFC Life Insurance Co. Ltd.
(a)
4,613 32,592
Hindalco Industries Ltd. 7,391 42,256
Hindustan Aeronautics Ltd. 392 12,214
Hindustan Unilever Ltd. 4,509 141,813
Housing Development Finance Corp. Ltd. 9,169 293,546
ICICI Bank Ltd. 26,409 268,156
ICICI Lombard General Insurance Co. Ltd.
(a)
1,161 16,010
ICICI Prudential Life Insurance Co. Ltd.
(a)
1,780 9,829
Indian Oil Corp. Ltd. 19,894 19,851
Indian Railway Catering & Tourism Corp. Ltd. 1,420 11,034
Indusind Bank Ltd. 2,965 39,192
Infosys Ltd. 18,647 349,082
Interglobe Aviation Ltd.
(a),(b)
527 13,664

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.6% (continued)
India – 15.6% (continued)
ITC Ltd. 15,504 66,678
JSW Steel Ltd. 4,916 42,989
Kotak Mahindra Bank Ltd. 5,454 115,233
Larsen & Toubro Ltd. 3,557 92,232
Ltimindtree Ltd.
(a)
250 13,330
Mahindra & Mahindra Ltd. 4,923 82,847
Marico Ltd. 2,651 16,117
Maruti Suzuki India Ltd. 669 72,636
Nestle India Ltd. 176 40,854
NTPC Ltd. 25,546 53,366
Oil & Natural Gas Corp. Ltd. 19,048 33,688
Pidilite Industries Ltd. 766 21,313
Power Grid Corp. of India Ltd. 17,251 45,618
Reliance Industries Ltd. 17,544 504,047
SBI Cards & Payment Services Ltd. 1,366 12,052
SBI Life Insurance Co. Ltd.
(a)
2,354 35,040
Shree Cement Ltd. 44 12,720
Siemens Ltd. 461 16,467
SRF Ltd. 747 19,899
State Bank of India 9,086 61,384
Sun Pharmaceutical Industries Ltd. 5,675 71,657
Tata Consultancy Services Ltd. 5,185 212,561
Tata Consumer Products Ltd. 2,975 26,490
Tata Motors Ltd.
(b)
9,186 50,690
Tata Motors Ltd., Class A
(b)
1,903 5,360
Tata Power Co. Ltd. (The) 8,930 23,206
Tata Steel Ltd. 39,596 57,851
Tech Mahindra Ltd. 3,336 41,329
Titan Co. Ltd. 2,214 64,239
Ultratech Cement Ltd. 562 48,604
United Spirits Ltd.
(b)
1,457 13,669
Varun Beverages Ltd. 1,145 16,019
Vedanta Ltd. 5,499 22,310
Wipro Ltd. 6,868 33,435
4,907,776
Indonesia – 2.3%
Adaro Energy Indonesia Tbk PT 71,600 14,138
Adaro Minerals Indonesia Tbk PT
(b)
33,500 3,665
Astra International Tbk PT 104,800 41,948
Bank Central Asia Tbk PT 290,200 164,072
Bank Jago Tbk PT
(b)
8,600 1,842
Bank Mandiri ( Persero ) Tbk PT 111,900 74,277
Bank Negara Indonesia ( Persero ) Tbk PT 40,600 24,783
Bank Rakyat Indonesia ( Persero ) Tbk PT 359,300 109,779
Barito Pacific Tbk PT 153,748 8,462
Bayan Resources Tbk PT 39,000 52,295
Chandra Asri Petrochemical Tbk PT 117,900 18,169
Charoen Pokphand Indonesia Tbk PT 40,400 15,699
Elang Mahkota Teknologi Tbk PT 202,200 14,568
Goto Gojek Tokopedia Tbk PT, Class A
(b)
4,751,400 35,501
Indofood CBP Sukses Makmur Tbk PT 9,000 6,064
Kalbe Farma Tbk PT 98,800 13,578
Merdeka Copper Gold Tbk PT
(b)
71,200 22,419
Sumber Alfaria Trijaya Tbk PT 94,900 17,916
Telekomunikasi Indonesia ( Persero ) Tbk PT 241,000 61,898
Unilever Indonesia Tbk PT 28,500 8,860
United Tractors Tbk PT 7,200 11,792
Vale Indonesia Tbk PT
(b)
9,800 4,854
726,579
Kuwait – 0.9%
Agility Public Warehousing Co. KSCP 8,641 16,730
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.6% (continued)
Kuwait – 0.9% (continued)
Boubyan Bank KSCP 5,512 14,157
Kuwait Finance House KSCP 39,495 108,167
Mobile Telecommunications Co. KSCP 9,804 17,793
National Bank of Kuwait SAKP 38,687 139,032
295,879
Malaysia – 1.8%
Axiata Group BHD 24,700 17,545
CIMB Group Holdings BHD 38,229 51,531
Digi.com BHD 16,500 16,284
Genting BHD 9,600 11,140
Genting Malaysia BHD 14,500 9,654
Hap Seng Consolidated BHD 2,100 3,643
Hong Leong Bank BHD 4,100 19,723
Hong Leong Financial Group BHD 1,300 5,638
IHH Healthcare BHD 17,000 23,593
IOI Corp. BHD 15,900 14,238
Kuala Lumpur Kepong BHD 2,800 14,060
Malayan Banking BHD 36,699 75,192
Maxis BHD 12,200 11,325
MISC BHD 6,500 11,139
Mr DIY Group M BHD
(a)
12,750 5,679
Nestle Malaysia BHD 200 6,339
Petronas Chemicals Group BHD 14,600 28,579
Petronas Dagangan BHD 1,800 9,199
Petronas Gas BHD 4,400 17,349
PPB Group BHD 3,600 14,853
Press Metal Aluminium Holdings BHD 17,000 20,643
Public Bank BHD 81,200 80,710
RHB Bank BHD 18,464 24,888
Sime Darby Plantation BHD 16,200 16,444
Telekom Malaysia BHD 8,800 10,768
Tenaga Nasional BHD 13,900 30,695
550,851
Mexico – 1.8%
America Movil SAB de CV, Series L 99,055 103,586
Arca Continental SAB de CV 2,207 19,499
Becle SAB de CV 1,943 4,717
El Puerto de Liverpool SAB de CV 734 4,663
Fomento Economico Mexicano SAB de CV 9,459 82,952
GMexico Transportes SAB de CV
(a)
2,066 4,468
Grupo Bimbo SAB de CV, Series A 6,578 32,711
Grupo Carso SAB de CV, Series A 2,316 11,642
Grupo Elektra SAB de CV 202 11,090
Grupo Financiero Banorte SAB de CV, Class O 12,773 105,989
Grupo Financiero Inbursa SAB de CV, Class O
(b)
10,169 21,971
Grupo Mexico SAB de CV, Series B 16,431 73,197
Wal-Mart de Mexico SAB de CV 26,163 102,356
578,841
Peru – 0.2%
Credicorp Ltd. 343 46,065
Philippines – 0.8%
Aboitiz Equity Ventures, Inc. 11,300 11,760
ACEN Corp. 66,070 8,466
Ayala Corp. 1,380 17,860
Ayala Land, Inc. 28,200 15,125
Bank of The Philippine Islands 9,940 19,106
BDO Unibank , Inc. 9,404 21,140
Emperador , Inc.
(b)
10,400 3,903
Globe Telecom, Inc. 172 6,360
International Container Terminal Services, Inc. 4,390 16,667

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.6% (continued)
Philippines – 0.8% (continued)
JG Summit Holdings, Inc. 16,422 16,098
Jollibee Foods Corp. 2,280 9,934
Manila Electric Co. 1,450 7,448
PLDT, Inc. 465 11,423
SM Investments Corp. 2,565 43,198
SM Prime Holdings, Inc. 58,500 39,516
Universal Robina Corp. 4,330 10,923
258,927
Qatar – 0.8%
Industries Qatar QSC 11,080 42,747
Masraf Al Rayan QSC 27,215 20,401
Mesaieed Petrochemical Holding Co. 22,522 13,296
Ooredoo QPSC 3,546 8,705
Qatar Islamic Bank SAQ 8,368 45,198
Qatar National Bank QPSC 22,566 111,537
241,884
Russia – 0.0%
Alrosa PJSC
(b),(d)
11,270 0
Gazprom PJSC
(d)
67,050 0
LUKOIL PJSC
(d)
2,071 0
Magnitogorsk Iron & Steel Works PJSC
(d)
5,210 0
MMC Norilsk Nickel PJSC
(d)
341 0
Novatek PJSC
(d)
5,535 0
Novolipetsk Steel PJSC
(b),(d)
6,530 0
Phosagro PJSC
(d)
229 0
PIK Group PJSC
(b),(d)
401 0
Polyus PJSC
(b),(d)
181 0
Rosneft Oil Co. PJSC
(d)
13,131 0
Sberbank of Russia PJSC
(b),(d)
59,440 0
Severstal PAO PJSC
(b),(d)
859 0
Surgutneftegas PJSC
(d)
45,300 0
Tatneft PJSC
(d)
7,934 0
United Co. RUSAL International PJSC, Class A
(d)
10,710 0
VTB Bank PJSC
(b),(d)
21,230,000 0
0
Saudi Arabia – 3.5%
ACWA Power Co. 660 26,660
Al Rajhi Bank
(b)
10,184 222,512
Alamar Foods 59 2,198
Alinma Bank 4,759 41,656
Almarai Co. JSC 1,332 19,662
Bank Albilad
(b)
2,423 28,956
Banque Saudi Fransi 3,115 33,906
Dr. Sulaiman Al Habib Medical Services Group
Co. 429 26,748
Riyad Bank 7,363 60,426
Sabic Agri -Nutrients Co. 1,173 42,819
Sahara International Petrochemical Co. 1,795 17,697
Saudi Arabian Mining Co.
(b)
4,182 82,125
Saudi Arabian Oil Co.
(a)
11,023 96,778
Saudi Basic Industries Corp. 4,677 115,523
Saudi British Bank (The) 1,980 19,151
Saudi Electricity Co. 3,983 24,431
Saudi National Bank (The) 10,981 138,396
Saudi Telecom Co. 9,025 88,735
1,088,379
South Africa – 3.0%
ABSA Group Ltd. 4,209 48,025
Anglo American Platinum Ltd. 272 20,057
Bid Corp. Ltd. 1,756 36,123
Capitec Bank Holdings Ltd. 476 48,938
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.6% (continued)
South Africa – 3.0% (continued)
Discovery Ltd.
(b)
2,408 19,068
Firstrand Ltd. 29,358 108,571
Gold Fields Ltd. 4,403 49,850
Impala Platinum Holdings Ltd. 4,361 50,385
Kumba Iron Ore Ltd. 291 8,842
MTN Group Ltd. 5,093 42,921
Naspers Ltd., Class N 1,107 212,574
Nedbank Group Ltd. 2,238 28,916
Pepkor Holdings Ltd.
(a)
5,691 6,711
Sanlam Ltd. 9,089 29,362
Sasol Ltd. 2,958 53,174
Shoprite Holdings Ltd. 2,540 35,000
Sibanye Stillwater Ltd. 14,365 37,381
Standard Bank Group Ltd. 7,048 70,057
Vodacom Group Ltd. 3,612 25,285
931,240
South Korea – 11.6%
Amorepacific Corp.
(b)
140 16,537
Celltrion Healthcare Co. Ltd. 532 24,704
Celltrion , Inc. 541 70,974
Doosan Enerbility Co. Ltd.
(b)
2,027 27,481
Ecopro BM Co. Ltd. 264 21,389
Hana Financial Group, Inc. 1,585 62,728
Hanwha Solutions Corp.
(b)
623 22,936
HMM Co. Ltd.
(b)
1,810 31,959
Hyundai Glovis Co. Ltd. 106 14,276
Hyundai Heavy Industries Co. Ltd.
(b)
100 8,995
Hyundai Mobis Co. Ltd. 326 54,386
Hyundai Motor Co. 759 102,901
Industrial Bank of Korea
(b)
1,248 10,385
Kakao Corp.
(b)
1,585 79,006
Kakaobank Corp.
(b)
1,577 34,695
KB Financial Group, Inc. 2,009 91,170
KIA Corp. 1,412 76,572
Korea Electric Power Corp.
(b)
1,180 19,006
Korea Zinc Co. Ltd.
(b)
65 28,548
Korean Air Lines Co. Ltd.
(b)
739 14,548
KT Corp.
(b)
647 18,410
KT&G Corp.
(b)
562 42,202
L&F Co. Ltd. 122 20,403
LG Chem Ltd. 242 135,558
LG Corp.
(b)
677 45,507
LG Electronics, Inc. 530 43,069
LG Energy Solution
(b)
213 90,090
LG H&H Co. Ltd. 48 28,953
LG Innotek Co. Ltd. 68 14,988
NAVER Corp. 770 126,583
NCSoft Corp.
(b)
82 30,222
POSCO Chemical Co. Ltd. 154 28,005
POSCO Holdings, Inc. 379 92,458
Samsung Biologics Co. Ltd.
(a),(b)
103 66,309
Samsung C&T Corp. 460 44,252
Samsung Electro-Mechanics Co. Ltd. 304 35,217
Samsung Electronics Co. Ltd. 26,026 1,288,834
Samsung Fire & Marine Insurance Co. Ltd. 164 27,027
Samsung Life Insurance Co. Ltd. 480 27,628
Samsung SDI Co. Ltd. 285 158,488
Samsung SDS Co. Ltd. 189 19,179
Shinhan Financial Group Co. Ltd. 2,548 85,947
SK Bioscience Co. Ltd.
(b)
108 6,576
SK Holdings Co. Ltd. 188 30,234

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.6% (continued)
South Korea – 11.6% (continued)
SK Hynix, Inc. 2,734 196,427
SK Innovation Co. Ltd.
(b)
272 35,794
SK Square Co. Ltd.
(b)
519 15,273
SK Telecom Co. Ltd. 461 17,440
S-Oil Corp. 182 13,032
Woori Financial Group, Inc. 3,200 33,226
3,630,527
Taiwan – 13.4%
Accton Technology Corp. 3,000 24,330
Advantech Co. Ltd. 2,299 26,110
ASE Technology Holding Co. Ltd. 18,000 59,950
Asia Cement Corp. 14,000 19,654
Asustek Computer, Inc. 4,000 36,237
AUO Corp. 32,600 18,187
Cathay Financial Holding Co. Ltd. 50,836 72,042
Chailease Holding Co. Ltd. 8,026 60,145
Chang Hwa Commercial Bank Ltd. 20,185 11,832
China Development Financial Holding Corp. 85,000 37,369
China Steel Corp. 66,000 69,572
Chunghwa Telecom Co. Ltd. 19,000 71,191
CTBC Financial Holding Co. Ltd. 100,000 76,103
Delta Electronics, Inc. 10,000 96,253
E Ink Holdings, Inc. 4,000 22,981
E.Sun Financial Holding Co. Ltd. 73,868 60,275
Eva Airways Corp. 14,000 13,522
Evergreen Marine Corp. Taiwan Ltd. 4,600 23,287
Far Eastern New Century Corp. 18,000 19,604
Far Eastone Telecommunications Co. Ltd. 7,000 15,550
Feng Tay Enterprise Co. Ltd. 2,600 17,059
First Financial Holding Co. Ltd. 57,659 50,122
Formosa Chemicals & Fibre Corp. 20,000 48,093
Formosa Petrochemical Corp. 9,000 25,149
Formosa Plastics Corp. 22,000 65,432
Fubon Financial Holding Co. Ltd. 42,891 85,996
Globalwafers Co. Ltd. 1,000 17,419
Hon Hai Precision Industry Co. Ltd. 62,000 205,875
Hotai Motor Co. Ltd. 2,000 43,697
Hua Nan Financial Holdings Co. Ltd. 47,139 35,717
Largan Precision Co. Ltd. 152 10,758
Lite-On Technology Corp. 12,000 26,538
MediaTek , Inc. 8,000 191,307
Mega Financial Holding Co. Ltd. 54,425 57,914
Nan Ya Plastics Corp. 28,000 70,315
Nan Ya Printed Circuit Board Corp. 1,000 8,093
Nanya Technology Corp. 6,000 11,550
Novatek Microelectronics Corp. 3,000 35,471
Pegatron Corp. 11,000 23,630
Pharmaessentia Corp.
(b)
1,000 16,287
Powerchip Semiconductor Manufacturing Corp. 14,000 15,993
President Chain Store Corp. 3,000 26,978
Quanta Computer, Inc. 14,000 34,831
Realtek Semiconductor Corp. 3,000 31,973
Shanghai Commercial & Savings Bank Ltd. (The) 24,686 38,314
SinoPac Financial Holdings Co. Ltd. 52,550 30,279
Taishin Financial Holding Co. Ltd. 65,106 35,236
Taiwan Cement Corp. 35,117 42,398
Taiwan Cooperative Financial Holding Co. Ltd. 58,642 51,660
Taiwan High Speed Rail Corp. 11,000 10,698
Taiwan Mobile Co. Ltd. 9,000 28,356
Taiwan Semiconductor Manufacturing Co. Ltd. 96,000 1,669,009
Unimicron Technology Corp. 6,000 27,277
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.6% (continued)
Taiwan – 13.4% (continued)
Uni -President Enterprises Corp. 24,000 53,795
United Microelectronics Corp. 60,000 97,519
Walsin Lihwa Corp. 13,000 23,467
Wan HAI Lines Ltd. 5,590 14,131
Wiwynn Corp. 369 9,217
Yageo Corp. 1,591 28,614
Yang Ming Marine Transport Corp. 9,000 18,734
Yuanta Financial Holding Co. Ltd. 70,699 52,980
4,222,075
Thailand – 2.1%
Advanced INFO Service PCL, NVDR 4,800 28,355
Airports of Thailand PCL, NVDR
(b)
22,700 51,060
Asset World Corp. PCL, NVDR 44,700 8,057
Bangkok Bank PCL, NVDR 2,900 13,925
Bangkok Dusit Medical Services PCL, NVDR 21,200 19,106
Bangkok Expressway & Metro PCL, NVDR 39,200 11,519
Bank of Ayudhya PCL, NVDR 11,100 10,592
Berli Jucker PCL, NVDR 4,600 5,295
Bumrungrad Hospital PCL, NVDR 1,900 12,490
Central Pattana PCL, NVDR 7,100 15,325
Central Retail Corp. PCL, NVDR 17,600 22,660
Charoen Pokphand Foods PCL, NVDR 15,400 11,010
CP ALL PCL, NVDR 21,700 43,716
Delta Electronics Thailand PCL, NVDR 2,300 62,708
Energy Absolute PCL, NVDR 9,900 25,942
Global Power Synergy PCL, NVDR 3,500 7,289
Gulf Energy Development PCL, NVDR 28,620 46,602
Home Product Center PCL, NVDR 21,100 9,141
Indorama Ventures PCL, NVDR 9,500 11,656
Intouch Holdings PCL, NVDR 6,300 13,884
Kasikornbank PCL, NVDR 5,700 25,038
Krung Thai Bank PCL, NVDR 19,300 10,232
Krungthai Card PCL, NVDR 5,800 9,927
Minor International PCL, NVDR
(b)
12,000 12,087
PTT Exploration & Production PCL, NVDR 6,900 35,848
PTT Global Chemical PCL, NVDR 9,200 13,726
PTT Oil & Retail Business PCL, NVDR 15,100 10,247
PTT PCL, NVDR 41,000 41,298
SCB X PCL, NVDR 3,300 10,397
SCG Packaging PCL, NVDR 5,700 9,022
Siam Cement PCL (The), NVDR 1,500 15,268
Siam Makro PCL, NVDR 8,200 10,371
TMBThanachart Bank PCL, NVDR 212,600 9,467
True Corp. PCL, NVDR 85,300 12,559
655,819
Turkey – 0.7%
Akbank T.A.S. 15,472 13,966
Aselsan Elektronik Sanayi ve Ticaret AS 2,952 8,914
BIM Birlesik Magazalar AS 2,250 14,892
Enka Insaat ve Sanayi AS 9,127 14,401
Eregli Demir ve Celik Fabrikalari TAS 7,006 14,190
Ford Otomotiv Sanayi AS 404 10,956
Haci OMER Sabanci Holding AS 6,568 13,625
Hektas Ticaret TAS
(b)
5,230 8,758
KOC Holding AS 5,760 23,410
Sasa Polyester Sanayi AS
(b)
2,227 11,875
Turk Hava Yollari AO
(b)
3,521 25,756
Turkiye Garanti Bankasi AS 3,108 3,972
Turkiye Is Bankasi AS, Class C 17,394 10,061
Turkiye Petrol Rafinerileri AS
(b)
665 20,908
Turkiye Sise VE CAM Fabrikalari AS 6,522 13,709

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.6% (continued)
Turkey – 0.7% (continued)
Yapi ve Kredi Bankasi AS 13,396 6,466
215,859
United Arab Emirates – 2.5%
Abu Dhabi Commercial Bank PJSC 14,301 32,744
Abu Dhabi Islamic Bank PJSC 7,121 18,263
Abu Dhabi National Oil Co. for Distribution PJSC 14,421 17,275
Abu Dhabi Ports Co. PJSC
(b)
4,356 6,997
Adnoc Drilling Co. PJSC 12,784 11,799
Aldar Properties PJSC 18,632 22,116
Alpha Dhabi Holding PJSC
(b)
7,079 46,255
Dubai Electricity & Water Authority PJSC 44,704 28,845
Dubai Islamic Bank PJSC 13,908 21,015
Emaar Properties PJSC 31,365 47,478
Emirates NBD Bank PJSC 12,044 42,463
Emirates Telecommunications Group Co. PJSC 17,147 119,976
Fertiglobe PLC 5,849 6,370
First Abu Dhabi Bank PJSC 23,390 86,605
International Holdings Co. PJSC
(b)
2,420 263,673
Multiply Group PJSC
(b)
16,998 18,696
790,570
United States – 0.0%
JBS SA 3,305 13,074
Total Common Stocks (cost $27,694,369) 30,651,452
Principal
Amount ($)
Corporate Bonds – 0.0%
India – 0.0%
Britannia Industries Ltd., Series N3, 5.50%,
6/03/2024 19,575 232
Total Corporate Bonds (cost $269) 232
Shares
Preferred Stocks – 2.3%
Brazil – 1.3%
Banco Bradesco SA, 7.29% 25,529 70,548
Centrais Eletricas Brasileiras SA, Class B, 3.82% 1,473 12,356
Gerdau SA, 11.30% 5,349 34,564
Itau Unibanco Holding SA, 4.08% 24,666 122,714
Itausa - Investimentos Itau SA, 5.56% 27,960 46,788
Petroleo Brasileiro SA, 40.93% 23,681 121,767
408,737
Chile – 0.2%
Sociedad Quimica y Minera de Chile SA, Class B,
8.93% 736 71,348
Colombia – 0.1%
Bancolombia SA, 9.02% 2,226 16,945
Russia – 0.0%
Sberbank of Russia PJSC, 14.35%
(b),(d)
4,890 0
Surgutneftegas PJSC, 16.86%
(d)
37,000 0
Tatneft PJSC, Series 3, 12.19%
(d)
266 0
0
South Korea – 0.7%
Amorepacific Corp., 2.59%
(b)
50 2,005
Hyundai Motor Co., 8.17% 160 11,158
Hyundai Motor Co., 8.07% 93 6,485
LG Chem Ltd., 3.33% 40 9,904
LG Electronics, Inc., 1.66% 102 3,780
LG H&H Co. Ltd., 1.36% 10 2,578
Samsung Electro-Mechanics Co. Ltd., 3.07% 16 887
Samsung Electronics Co. Ltd., 2.54% 4,304 192,174
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Preferred Stocks – 2.3% (continued)
South Korea – 0.7% (continued)
Samsung Fire & Marine Insurance Co. Ltd.,
8.86% 21 2,653
S-Oil Corp., 4.64% 54 2,372
233,996
Total Preferred Stocks (cost $573,307) 731,026
Investment Companies – 0.1%
Registered Investment Companies – 0.1%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
4.30%
(e)(f)
(cost $27,858) 27,858 27,858
Investment of Cash Collateral for Securities Loaned – 0.0%
Registered Investment Companies – 0.0%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
4.30%
(e)(f)
(cost $8,678) 8,678 8,678
Total Investments (cost $28,304,481) 100.0% 31,419,246
Liabilities, Less Cash and Receivables 0.0% (14,064)
Net Assets 100.0% 31,405,182
ADR—American Depositary Receipt
NVDR—Non-Voting Depositary Receipt
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, these securities were valued at $1,351,775 or
4.30% of net assets.
(b)
Non-income producing security.
(c)
Security, or portion thereof, on loan. At January 31, 2023, the value of the fund’s securities on loan was $34,710 and the value of the collateral was $36,494, consisting of cash collateral of $8,678 and U.S. Government & Agency securities valued at $27,816. In addition, the value of collateral may include pending sales that are also on loan.
(d)
The fund held Level 3 securities at January 31, 2023. These securities were valued at $0 or
0.00% of net assets.
(e)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(f)
The rate shown is the 1-day yield as of January 31, 2023.

See Notes to Statements of Investments
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation
(Depreciation) ($)
Futures Long
MSCI Emerging Market Index 2 3/17/2023 97,969 104,460 6,491

STATEMENT OF INVESTMENTS
January 31, 2023 (Unaudited)
BNY Mellon Core Bond ETF
Description
Principal
Amount ($) Value ($)
Asset-Backed Securities – 0.4%
American Express Credit Account Master Trust
Series 2022-2, Class A, 3.39%, 5/15/2027 250,000 244,118
Series 2022-3, Class A, 3.75%, 8/15/2027 100,000 98,381
Barclays Dryrock Issuance Trust, Series 2022-1,
Class A, 3.07%, 2/15/2028 100,000 96,849
Capital One Multi-Asset Execution Trust
Series 2022-A1, Class A1, 2.80%, 3/15/2027 40,000 38,616
Series 2022-A2, Class A, 3.49%, 5/15/2027 100,000 97,754
Series 2019-A3, Class A3, 2.06%, 8/15/2028 40,000 37,099
CarMax Auto Owner Trust, Series 2021-4, Class
A4, 0.82%, 4/15/2027 140,000 127,298
Ford Credit Auto Owner Trust
Series 2022-A, Class A3, 1.29%, 6/15/2026 30,000 28,574
Series 2022-B, Class A3, 3.74%, 9/15/2026 25,000 24,569
GM Financial Automobile Leasing Trust, Series
2022-2, Class A3, 3.42%, 6/20/2025 100,000 98,125
Harley-Davidson Motorcycle Trust, Series 2022-
A, Class A3, 3.06%, 2/15/2027 25,000 24,357
Honda Auto Receivables Owner Trust, Series
2020-3, Class A4, 0.46%, 4/19/2027 100,000 95,640
John Deere Owner Trust, Series 2021-A, Class
A4, 0.62%, 12/15/2027 100,000 93,406
Mercedes-Benz Auto Lease Trust, Series 2021-B,
Class A4, 0.51%, 3/15/2027 15,000 14,283
Oklahoma Development Finance Authority,
Series 2022-ONG, Class A1, 3.88%, 5/01/2037 100,000 97,173
Toyota Auto Receivables Owner Trust, Series
2020-D, Class A4, 0.47%, 1/15/2026 90,000 85,241
Volkswagen Auto Loan Enhanced Trust, Series
2021-1, Class A4, 1.26%, 10/20/2028 100,000 92,209
World Omni Auto Receivables Trust
Series 2022-B, Class A3, 3.25%, 7/15/2027 100,000 97,364
Series 2021-C, Class A4, 0.64%, 9/15/2027 100,000 91,554
Total Asset-Backed Securities (cost
$1,618,106) 1,582,610
Commercial Mortgage-Backed Securities – 1.0%
Bank Trust
Series 2019-BN16, Class A4, 4.01%,
2/15/2052 85,000 81,872
Series 2019-BN21, Class A5, 2.85%,
10/17/2052 50,000 44,661
Series 2021-BN31, Class A4, 2.04%,
2/15/2054 375,000 312,172
Series 2017-BNK6, Class A4, 3.25%,
7/15/2060 50,000 46,942
Series 2018-BN11, Class A2, 3.78%,
3/15/2061 190,000 180,995
Series 2019-BN18, Class A4, 3.58%,
5/15/2062 45,000 42,062
Barclays Commercial Mortgage Trust, Series
2019-C4, Class A5, 2.92%, 8/15/2052 25,000 22,506
BBCMS Mortgage Trust
Series 2020-C6, Class A4, 2.64%, 2/15/2053 60,000 52,703
Series 2021-C9, Class A5, 2.30%, 2/15/2054 50,000 42,116
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Commercial Mortgage-Backed Securities – 1.0% (continued)
Benchmark Mortgage Trust
Series 2020-IG1, Class AS, 2.91%, 9/15/2043 50,000 41,650
Series 2018-B2, Class A4, 3.61%, 2/15/2051 50,000 47,406
Series 2018-B3, Class A3, 3.75%, 4/10/2051 175,000 169,379
Series 2021-B27, Class A5, 2.39%, 7/15/2054 120,000 100,853
Series 2022-B32, Class A5, 3.00%, 1/15/2055 150,000 130,901
Series 2022-B34, Class A5, 3.79%, 4/15/2055 100,000 92,987
Series 2022-B35, Class A5, 4.45%, 5/15/2055 105,000 103,766
Series 2019-B13, Class A2, 2.89%, 8/15/2057 100,000 95,523
Citigroup Commercial Mortgage Trust
Series 2015-GC35, Class A4, 3.82%,
11/10/2048 100,000 96,587
Series 2016-P4, Class AS, 3.08%, 7/10/2049 120,000 108,731
Series 2017-C4, Class A4, 3.47%, 10/12/2050 125,000 117,727
Series 2022-GC48, Class A5, 4.58%,
5/15/2054 186,000 185,581
COMM Mortgage Trust
Series 2014-UBS6, Class AM, 4.05%,
12/10/2047 125,000 119,586
Series 2015-CR26, Class A3, 3.36%,
10/10/2048 85,903 82,359
Series 2015-LC23, Class A4, 3.77%,
10/10/2048 50,000 48,375
Series 2019-GC44, Class A5, 2.95%,
8/15/2057 200,000 178,573
CSAIL Commercial Mortgage Trust
Series 2015-C4, Class C, 4.56%, 11/15/2048 108,000 97,931
Series 2018-CX11, Class A4, 3.77%,
4/15/2051 50,000 47,871
GS Mortgage Securities Trust
Series 2016-GS2, Class A4, 3.05%, 5/10/2049 100,000 94,361
Series 2017-GS8, Class A3, 3.21%,
11/10/2050 80,000 74,644
Series 2017-GS8, Class A4, 3.47%,
11/10/2050 25,000 23,535
JPMBB Commercial Mortgage Securities Trust
Series 2014-C24, Class A4A1, 3.37%,
11/15/2047 100,000 96,709
Series 2015-C32, Class A5, 3.60%,
11/15/2048 100,000 95,451
Morgan Stanley Bank of America Merrill Lynch
Trust
Series 2014-C17, Class A5, 3.74%, 8/15/2047 35,000 34,043
Series 2016-C29, Class A4, 3.33%, 5/15/2049 150,000 142,722
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class A4, 3.59%,
3/15/2049 50,000 47,957
Series 2020-L4, Class A3, 2.70%, 2/15/2053 100,000 87,627
UBS Commercial Mortgage Trust
Series 2018-C8, Class A3, 3.72%, 2/15/2051 24,058 22,879
Series 2019-C16, Class A4, 3.60%, 4/15/2052 75,000 69,841

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Commercial Mortgage-Backed Securities – 1.0% (continued)
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS1, Class A5, 3.15%,
5/15/2048 95,000 90,981
Series 2015-C28, Class A4, 3.54%, 5/15/2048 60,000 57,935
Series 2016-C34, Class AS, 3.48%, 6/15/2049 100,000 91,279
Series 2017-C41, Class A3, 3.21%,
11/15/2050 250,000 232,388
Series 2017-C41, Class A4, 3.47%,
11/15/2050 10,000 9,426
Series 2019-C50, Class A5, 3.73%, 5/15/2052 150,000 141,334
Series 2020-C55, Class A5, 2.73%, 2/15/2053 100,000 87,833
Series 2016-NXS5, Class A5, 3.37%,
1/15/2059 50,000 47,774
WFRBS Commercial Mortgage Trust
Series 2014-C24, Class A5, 3.61%,
11/15/2047 30,000 29,067
Series 2014-C22, Class A5, 3.75%, 9/15/2057 10,000 9,722
Total Commercial Mortgage-Backed
Securities (cost $4,696,845) 4,279,323
Corporate Bonds – 24.6%
Basic Materials – 0.6%
Air Products & Chemicals, Inc.
2.05%, 5/15/2030 31,000 26,946
2.70%, 5/15/2040 50,000 39,658
2.80%, 5/15/2050 35,000 26,062
Albemarle Corp., 5.45%, 12/01/2044 50,000 49,255
Barrick PD Australia Finance Pty Ltd., 5.95%,
10/15/2039 50,000 54,763
BHP Billiton Finance USA Ltd., 4.13%,
2/24/2042 35,000 32,721
Celanese US Holdings LLC
5.90%, 7/05/2024 50,000 50,291
6.05%, 3/15/2025 100,000 100,781
Celulosa Arauco y Constitucion SA, 4.50%,
8/01/2024 75,000 74,090
Dow Chemical Co. (The), 4.38%, 11/15/2042 20,000 17,871
DuPont de Nemours, Inc.
4.49%, 11/15/2025 15,000 14,994
4.73%, 11/15/2028 35,000 35,510
5.42%, 11/15/2048 100,000 103,149
Eastman Chemical Co., 4.65%, 10/15/2044 50,000 44,711
Ecolab, Inc.
5.25%, 1/15/2028 100,000 103,902
4.80%, 3/24/2030
(a)
35,000 35,901
1.30%, 1/30/2031
(a)
20,000 15,969
2.13%, 8/15/2050 10,000 6,094
2.75%, 8/18/2055 10,000 6,601
EIDP, Inc., 1.70%, 7/15/2025 130,000 121,447
Fibria Overseas Finance Ltd., 5.50%, 1/17/2027 50,000 50,394
FMC Corp.
3.45%, 10/01/2029 50,000 45,997
4.50%, 10/01/2049 25,000 21,502
Freeport-McMoRan, Inc.
4.25%, 3/01/2030 50,000 46,765
5.45%, 3/15/2043 20,000 19,460
Huntsman International LLC
4.50%, 5/01/2029 10,000 9,375
2.95%, 6/15/2031 50,000 41,289
International Flavors & Fragrances, Inc., 5.00%,
9/26/2048 20,000 18,639
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Basic Materials – 0.6% (continued)
International Paper Co., 4.80%, 6/15/2044 88,000 82,616
Kinross Gold Corp., 5.95%, 3/15/2024 12,000 12,053
LYB International Finance III LLC
2.25%, 10/01/2030
(a)
84,000 69,876
3.38%, 10/01/2040 20,000 15,367
4.20%, 5/01/2050 50,000 40,565
3.63%, 4/01/2051 33,000 24,240
3.80%, 10/01/2060 10,000 7,218
LyondellBasell Industries NV, 4.63%, 2/26/2055 10,000 8,614
Mosaic Co. (The), 4.88%, 11/15/2041 10,000 9,127
NewMarket Corp., 2.70%, 3/18/2031 25,000 20,692
Newmont Corp., 4.88%, 3/15/2042 35,000 34,402
Nucor Corp., 2.00%, 6/01/2025 80,000 75,204
Nutrien Ltd.
4.20%, 4/01/2029 20,000 19,444
2.95%, 5/13/2030 70,000 62,516
4.13%, 3/15/2035 100,000 91,108
3.95%, 5/13/2050 15,000 12,309
Rio Tinto Alcan, Inc.
7.25%, 3/15/2031 26,000 30,448
6.13%, 12/15/2033 264,000 296,354
Sherwin-Williams Co. (The)
2.30%, 5/15/2030 25,000 21,385
4.00%, 12/15/2042 40,000 33,614
4.50%, 6/01/2047 25,000 22,530
3.30%, 5/15/2050 75,000 55,048
Southern Copper Corp.
3.88%, 4/23/2025 30,000 29,213
5.88%, 4/23/2045 20,000 21,301
Steel Dynamics, Inc., 3.25%, 10/15/2050 25,000 18,302
Suzano Austria GmbH
5.00%, 1/15/2030 20,000 19,130
Series DM3N, 3.13%, 1/15/2032 130,000 103,578
Teck Resources Ltd., 6.13%, 10/01/2035 150,000 156,911
Vale Overseas Ltd., 3.75%, 7/08/2030 175,000 157,012
Westlake Corp.
3.60%, 8/15/2026 34,000 32,482
5.00%, 8/15/2046 25,000 22,494
Yamana Gold, Inc., 2.63%, 8/15/2031 50,000 39,645
2,858,935
Communications – 2.3%
Alphabet, Inc.
3.38%, 2/25/2024 75,000 74,136
1.10%, 8/15/2030 24,000 19,499
2.05%, 8/15/2050 160,000 102,339
2.25%, 8/15/2060 10,000 6,163
Amazon.com, Inc.
3.80%, 12/05/2024 50,000 49,626
0.80%, 6/03/2025 25,000 23,047
3.30%, 4/13/2027 40,000 38,677
1.20%, 6/03/2027 100,000 88,198
3.15%, 8/22/2027 200,000 191,284
1.65%, 5/12/2028 25,000 22,044
1.50%, 6/03/2030 25,000 20,737
2.10%, 5/12/2031 25,000 21,296
3.60%, 4/13/2032 35,000 33,273
4.80%, 12/05/2034 50,000 51,922
3.88%, 8/22/2037 100,000 93,079

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Communications – 2.3% (continued)
2.88%, 5/12/2041 30,000 23,657
4.05%, 8/22/2047 35,000 31,763
2.50%, 6/03/2050 155,000 105,054
4.25%, 8/22/2057 25,000 22,908
2.70%, 6/03/2060
(a)
10,000 6,538
3.25%, 5/12/2061 60,000 44,338
4.10%, 4/13/2062 40,000 35,085
America Movil SAB de CV
2.88%, 5/07/2030 210,000 185,344
6.13%, 3/30/2040 70,000 77,051
4.38%, 7/16/2042 200,000 182,986
AT&T, Inc.
3.88%, 1/15/2026 115,000 113,096
1.70%, 3/25/2026 25,000 22,918
2.95%, 7/15/2026
(a)
50,000 47,597
3.80%, 2/15/2027 30,000 29,192
1.65%, 2/01/2028 200,000 175,463
4.10%, 2/15/2028 75,000 73,678
4.30%, 2/15/2030 25,000 24,387
2.75%, 6/01/2031 50,000 43,161
2.25%, 2/01/2032 50,000 40,852
2.55%, 12/01/2033 50,000 40,393
4.85%, 3/01/2039 35,000 33,498
3.50%, 6/01/2041 25,000 20,119
5.15%, 3/15/2042 139,000 134,830
3.10%, 2/01/2043 40,000 29,877
4.50%, 3/09/2048 50,000 43,908
4.55%, 3/09/2049 50,000 44,263
3.30%, 2/01/2052 200,000 146,764
3.50%, 9/15/2053 119,000 88,000
3.55%, 9/15/2055 50,000 36,660
5.70%, 3/01/2057 50,000 52,535
3.80%, 12/01/2057 65,000 49,419
3.65%, 9/15/2059 50,000 36,634
3.85%, 6/01/2060 45,000 34,125
Baidu, Inc., 4.38%, 5/14/2024 300,000 296,837
Bell Telephone Co. of Canada or Bell Canada
(The), 4.30%, 7/29/2049 50,000 43,841
Booking Holdings, Inc., 3.65%, 3/15/2025 50,000 48,927
Charter Communications Operating LLC /
Charter Communications Operating Capital
Corp.
4.50%, 2/01/2024 25,000 24,790
4.91%, 7/23/2025 210,000 208,927
4.20%, 3/15/2028 25,000 23,739
5.05%, 3/30/2029 50,000 48,638
2.80%, 4/01/2031 50,000 40,875
2.30%, 2/01/2032 45,000 34,527
6.38%, 10/23/2035 25,000 25,471
3.50%, 6/01/2041 45,000 31,512
5.75%, 4/01/2048 50,000 44,490
5.13%, 7/01/2049 75,000 61,876
4.80%, 3/01/2050 10,000 7,855
3.70%, 4/01/2051 15,000 9,927
6.83%, 10/23/2055 50,000 49,653
3.85%, 4/01/2061 100,000 63,180
4.40%, 12/01/2061 60,000 41,891
5.50%, 4/01/2063 50,000 41,564
Cisco Systems, Inc.
2.95%, 2/28/2026 25,000 24,125
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Communications – 2.3% (continued)
5.50%, 1/15/2040 25,000 27,621
Comcast Corp.
2.35%, 1/15/2027 45,000 41,785
3.55%, 5/01/2028 50,000 48,092
4.15%, 10/15/2028 25,000 24,755
1.95%, 1/15/2031 85,000 71,122
1.50%, 2/15/2031 50,000 40,398
4.25%, 1/15/2033 50,000 48,944
4.20%, 8/15/2034 50,000 48,550
5.65%, 6/15/2035 25,000 27,262
4.60%, 10/15/2038 25,000 24,556
6.55%, 7/01/2039 100,000 117,053
3.25%, 11/01/2039 143,000 118,985
3.75%, 4/01/2040 15,000 13,250
3.97%, 11/01/2047 50,000 43,185
4.70%, 10/15/2048 100,000 96,538
4.00%, 11/01/2049 50,000 43,050
2.80%, 1/15/2051 20,000 13,862
4.95%, 10/15/2058
(a)
90,000 89,382
2.65%, 8/15/2062 50,000 31,467
2.99%, 11/01/2063 185,000 123,486
Corning, Inc.
3.90%, 11/15/2049 50,000 39,612
4.38%, 11/15/2057 35,000 30,057
5.85%, 11/15/2068 25,000 25,156
Deutsche Telekom International Finance BV
8.75%, 6/15/2030 10,000 12,214
9.25%, 6/01/2032 100,000 130,701
Discovery Communications LLC
3.95%, 3/20/2028 25,000 23,363
3.63%, 5/15/2030 100,000 88,053
4.88%, 4/01/2043 25,000 20,597
4.00%, 9/15/2055 24,000 16,493
eBay, Inc.
4.00%, 7/15/2042 100,000 85,130
3.65%, 5/10/2051 3,000 2,340
Expedia Group, Inc., 3.80%, 2/15/2028 33,000 31,195
Fox Corp.
4.71%, 1/25/2029 10,000 9,884
3.50%, 4/08/2030 10,000 9,149
Interpublic Group of Cos., Inc. (The), 3.38%,
3/01/2041 60,000 45,630
Juniper Networks, Inc.
1.20%, 12/10/2025 10,000 9,025
3.75%, 8/15/2029 50,000 46,138
Meta Platforms, Inc.
3.85%, 8/15/2032 100,000 93,121
4.65%, 8/15/2062 65,000 57,144
Motorola Solutions, Inc.
2.30%, 11/15/2030 45,000 36,441
5.50%, 9/01/2044 22,000 21,281
Omnicom Group, Inc.
4.20%, 6/01/2030 25,000 24,055
2.60%, 8/01/2031 25,000 21,232
Paramount Global
2.90%, 1/15/2027
(a)
37,000 34,031
7.88%, 7/30/2030 75,000 82,630
4.38%, 3/15/2043 120,000 88,551

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Communications – 2.3% (continued)
5.85%, 9/01/2043 25,000 22,274
4.95%, 5/19/2050 110,000 87,379
Rogers Communications, Inc., 2.90%,
11/15/2026 35,000 32,606
TCI Communications, Inc., 7.88%, 2/15/2026 100,000 109,731
Telefonica Emisiones SA, 7.05%, 6/20/2036 30,000 32,891
TELUS Corp.
2.80%, 2/16/2027 80,000 75,024
4.60%, 11/16/2048 50,000 46,384
Thomson Reuters Corp., 5.65%, 11/23/2043 150,000 146,008
Time Warner Cable LLC
7.30%, 7/01/2038 10,000 10,734
5.50%, 9/01/2041 125,000 112,043
4.50%, 9/15/2042 50,000 39,670
T-Mobile USA, Inc.
3.50%, 4/15/2025 100,000 97,123
1.50%, 2/15/2026 20,000 18,249
2.25%, 2/15/2026 50,000 46,348
2.63%, 4/15/2026 50,000 46,716
3.75%, 4/15/2027 110,000 105,819
2.05%, 2/15/2028 30,000 26,436
2.40%, 3/15/2029 100,000 87,004
3.88%, 4/15/2030 10,000 9,365
2.55%, 2/15/2031 20,000 16,992
4.38%, 4/15/2040 50,000 45,317
4.50%, 4/15/2050 10,000 8,827
3.40%, 10/15/2052 350,000 255,262
5.80%, 9/15/2062 25,000 26,233
TWDC Enterprises 18 Corp.
Series E, 4.13%, 12/01/2041 100,000 91,485
4.13%, 6/01/2044 15,000 13,724
VeriSign, Inc.
5.25%, 4/01/2025 100,000 100,387
4.75%, 7/15/2027 35,000 34,734
Verizon Communications, Inc.
2.63%, 8/15/2026 30,000 28,171
4.33%, 9/21/2028 150,000 147,896
1.75%, 1/20/2031 80,000 64,411
2.55%, 3/21/2031 175,000 149,042
2.36%, 3/15/2032 150,000 123,589
4.50%, 8/10/2033 50,000 48,933
2.65%, 11/20/2040 20,000 14,459
3.40%, 3/22/2041 35,000 28,180
2.85%, 9/03/2041 50,000 37,094
6.55%, 9/15/2043 200,000 231,471
4.86%, 8/21/2046 50,000 48,264
4.52%, 9/15/2048 150,000 137,657
2.88%, 11/20/2050 55,000 37,414
5.01%, 8/21/2054 25,000 24,547
4.67%, 3/15/2055 25,000 23,209
3.00%, 11/20/2060 10,000 6,505
3.70%, 3/22/2061 50,000 37,948
Vodafone Group PLC
4.13%, 5/30/2025 54,000 53,150
5.25%, 5/30/2048 10,000 9,504
Walt Disney Co. (The)
3.70%, 10/15/2025 250,000 244,486
3.80%, 3/22/2030 150,000 144,187
2.65%, 1/13/2031 175,000 154,362
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Communications – 2.3% (continued)
3.50%, 5/13/2040 30,000 25,687
Weibo Corp., 3.38%, 7/08/2030 200,000 167,482
9,993,037
Consumer, Cyclical – 1.6%
Advance Auto Parts, Inc., 1.75%, 10/01/2027 106,000 91,757
American Airlines Pass-Through Trust, Series
2017-1, Class AA, 3.65%, 2/15/2029 36,688 33,104
American Honda Finance Corp., 1.20%,
7/08/2025 20,000 18,445
AutoNation, Inc., 4.75%, 6/01/2030 30,000 28,192
AutoZone, Inc.
3.25%, 4/15/2025 15,000 14,501
3.63%, 4/15/2025 25,000 24,433
Brunswick Corp., 0.85%, 8/18/2024 100,000 93,224
Choice Hotels International, Inc., 3.70%,
1/15/2031 50,000 44,342
Costco Wholesale Corp., 3.00%, 5/18/2027 73,000 70,083
Cummins, Inc., 2.60%, 9/01/2050 50,000 33,679
Darden Restaurants, Inc., 4.55%, 2/15/2048 70,000 58,296
Delta Air Lines Pass-Through Trust, Series 2019-
1, Class AA, 3.20%, 10/25/2025 50,000 48,963
Dick's Sporting Goods, Inc., 4.10%, 1/15/2052 50,000 35,220
Dollar General Corp., 3.50%, 4/03/2030 50,000 46,103
General Motors Co.
6.13%, 10/01/2025 150,000 153,817
4.20%, 10/01/2027 150,000 145,039
6.80%, 10/01/2027 50,000 53,158
6.60%, 4/01/2036 15,000 15,699
5.15%, 4/01/2038 100,000 91,084
5.20%, 4/01/2045 50,000 43,614
5.95%, 4/01/2049
(a)
53,000 50,847
General Motors Financial Co., Inc.
6.05%, 10/10/2025 50,000 50,951
4.00%, 10/06/2026 50,000 48,192
4.35%, 1/17/2027 20,000 19,411
6.00%, 1/09/2028 100,000 102,897
2.35%, 1/08/2031 45,000 35,982
2.70%, 6/10/2031 50,000 40,345
Genuine Parts Co., 1.88%, 11/01/2030 25,000 19,880
Hasbro, Inc.
3.55%, 11/19/2026 50,000 47,640
3.50%, 9/15/2027 25,000 23,410
3.90%, 11/19/2029 50,000 45,699
6.35%, 3/15/2040 50,000 51,480
Home Depot, Inc. (The)
3.35%, 9/15/2025 25,000 24,400
0.90%, 3/15/2028 100,000 85,138
2.70%, 4/15/2030 168,000 151,235
1.38%, 3/15/2031 127,000 102,325
4.50%, 9/15/2032
(a)
100,000 101,210
5.88%, 12/16/2036 100,000 112,446
4.25%, 4/01/2046 150,000 139,634
3.50%, 9/15/2056 15,000 12,189
Honda Motor Co., Ltd.
2.27%, 3/10/2025 300,000 285,727
2.97%, 3/10/2032 150,000 133,665
Hyatt Hotels Corp.
4.85%, 3/15/2026 50,000 49,878
4.38%, 9/15/2028 25,000 23,885

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Consumer, Cyclical – 1.6% (continued)
6.00%, 4/23/2030 25,000 25,765
Jetblue Pass-Through Trust, Series 2020-1, Class
A, 4.00%, 5/15/2034 34,765 31,536
Lear Corp.
3.50%, 5/30/2030 113,000 98,976
5.25%, 5/15/2049 50,000 44,514
Lennar Corp., 4.75%, 5/30/2025 80,000 79,122
Lowe's Cos., Inc.
1.70%, 9/15/2028 75,000 64,618
1.70%, 10/15/2030 40,000 32,550
3.75%, 4/01/2032
(a)
100,000 92,726
4.05%, 5/03/2047 10,000 8,414
3.00%, 10/15/2050 10,000 6,864
3.50%, 4/01/2051 30,000 22,624
Magna International, Inc., 2.45%, 6/15/2030 20,000 17,116
Marriott International, Inc.
3.75%, 10/01/2025 100,000 97,191
Series AA, 4.65%, 12/01/2028 50,000 49,610
McDonald's Corp.
3.38%, 5/26/2025 85,000 82,890
3.30%, 7/01/2025 60,000 58,428
2.63%, 9/01/2029 20,000 18,035
4.70%, 12/09/2035 19,000 19,015
4.88%, 12/09/2045 30,000 29,693
4.45%, 3/01/2047 50,000 46,440
4.45%, 9/01/2048 40,000 37,234
MDC Holdings, Inc.
2.50%, 1/15/2031 175,000 133,254
6.00%, 1/15/2043 40,000 35,478
Nike, Inc.
2.40%, 3/27/2025 100,000 96,766
2.38%, 11/01/2026 40,000 37,565
3.25%, 3/27/2040 40,000 34,306
O'Reilly Automotive, Inc.
3.60%, 9/01/2027 50,000 48,199
3.90%, 6/01/2029 45,000 43,045
1.75%, 3/15/2031
(a)
20,000 16,064
PACCAR Financial Corp., 0.35%, 2/02/2024 50,000 47,758
PulteGroup, Inc., 6.00%, 2/15/2035 50,000 50,848
PVH Corp., 4.63%, 7/10/2025 50,000 49,168
Southwest Airlines Co.
5.25%, 5/04/2025 153,000 154,066
5.13%, 6/15/2027 25,000 25,270
2.63%, 2/10/2030 5,000 4,356
Starbucks Corp.
2.00%, 3/12/2027 25,000 22,783
3.55%, 8/15/2029 101,000 95,506
4.50%, 11/15/2048 25,000 23,009
4.45%, 8/15/2049 40,000 36,548
3.50%, 11/15/2050 145,000 113,146
Target Corp.
2.25%, 4/15/2025 200,000 190,677
2.50%, 4/15/2026 50,000 47,531
2.35%, 2/15/2030 40,000 35,117
4.50%, 9/15/2032
(a)
100,000 100,833
3.63%, 4/15/2046 25,000 21,249
4.80%, 1/15/2053 100,000 101,288
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Consumer, Cyclical – 1.6% (continued)
Toyota Motor Corp.
0.68%, 3/25/2024 125,000 119,419
2.36%, 7/02/2024 100,000 96,849
Toyota Motor Credit Corp.
4.40%, 9/20/2024 100,000 99,563
4.80%, 1/10/2025 150,000 150,618
1.15%, 8/13/2027 20,000 17,407
4.55%, 9/20/2027 100,000 100,901
5.45%, 11/10/2027 100,000 104,359
4.63%, 1/12/2028 200,000 202,179
United Airlines Pass-Through Trust
Series 2012-1, Class A, 4.15%, 4/11/2024 13,311 12,975
Series 2013-1, Class A, 4.30%, 8/15/2025 28,909 27,498
Series 2018-1, Class AA, 3.50%, 3/01/2030 80,911 71,632
Walgreens Boots Alliance, Inc.
3.20%, 4/15/2030
(a)
50,000 44,465
4.80%, 11/18/2044 25,000 22,226
4.10%, 4/15/2050 50,000 38,307
Walmart, Inc.
5.88%, 4/05/2027 77,000 82,578
1.50%, 9/22/2028 50,000 43,951
2.38%, 9/24/2029 3,000 2,694
3.95%, 6/28/2038 10,000 9,607
2.50%, 9/22/2041 100,000 76,567
4.05%, 6/29/2048 60,000 57,089
WarnerMedia Holdings, Inc.
3.79%, 3/15/2025
(b)
50,000 48,297
5.14%, 3/15/2052
(b)
150,000 124,603
5.39%, 3/15/2062
(b)
200,000 166,470
Whirlpool Corp., 4.75%, 2/26/2029
(a)
10,000 9,929
7,158,593
Consumer, Non-cyclical – 4.1%
Abbott Laboratories
6.00%, 4/01/2039 25,000 28,848
4.90%, 11/30/2046 70,000 73,062
AbbVie, Inc.
3.85%, 6/15/2024 50,000 49,392
2.60%, 11/21/2024 150,000 144,562
3.80%, 3/15/2025 50,000 49,066
3.20%, 11/21/2029 45,000 41,798
4.05%, 11/21/2039 35,000 31,540
4.40%, 11/06/2042 45,000 41,542
4.70%, 5/14/2045 75,000 71,697
4.25%, 11/21/2049 217,000 194,392
Adventist Health System/West, 3.63%,
3/01/2049 100,000 75,828
Advocate Health & Hospitals Corp.
3.83%, 8/15/2028 50,000 47,975
Series 2020, 2.21%, 6/15/2030 15,000 12,678
Aetna, Inc.
6.63%, 6/15/2036 50,000 56,100
4.75%, 3/15/2044 35,000 32,595
3.88%, 8/15/2047 50,000 41,385
Ahold Finance USA LLC, 6.88%, 5/01/2029 25,000 26,640
AHS Hospital Corp., 5.02%, 7/01/2045 50,000 51,414
Altria Group, Inc.
4.40%, 2/14/2026 10,000 9,957
3.40%, 5/06/2030 150,000 132,814

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Consumer, Non-cyclical – 4.1% (continued)
2.45%, 2/04/2032 35,000 27,249
5.80%, 2/14/2039 75,000 72,289
3.40%, 2/04/2041 50,000 35,134
4.50%, 5/02/2043 40,000 31,804
4.45%, 5/06/2050 15,000 11,236
4.00%, 2/04/2061 10,000 6,913
AmerisourceBergen Corp., 3.45%, 12/15/2027 50,000 47,780
Amgen, Inc.
3.63%, 5/22/2024 50,000 49,229
2.20%, 2/21/2027 50,000 45,885
2.30%, 2/25/2031 45,000 37,922
4.40%, 5/01/2045 75,000 66,986
4.56%, 6/15/2048 20,000 18,233
3.38%, 2/21/2050 200,000 150,000
3.00%, 1/15/2052 50,000 34,566
2.77%, 9/01/2053 10,000 6,470
Anheuser-Busch Cos. LLC / Anheuser-Busch
InBev Worldwide, Inc., 4.90%, 2/01/2046 36,000 35,152
Anheuser-Busch InBev Finance, Inc., 4.90%,
2/01/2046 25,000 24,374
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 6/01/2030 110,000 103,705
4.90%, 1/23/2031
(a)
75,000 77,604
4.38%, 4/15/2038 25,000 23,753
8.20%, 1/15/2039 25,000 32,887
5.45%, 1/23/2039 25,000 26,217
8.00%, 11/15/2039 25,000 32,054
4.35%, 6/01/2040 100,000 92,548
4.95%, 1/15/2042 25,000 24,848
4.50%, 6/01/2050
(a)
250,000 237,361
5.80%, 1/23/2059 45,000 50,003
Archer-Daniels-Midland Co.
2.50%, 8/11/2026 25,000 23,580
4.54%, 3/26/2042 87,000 83,657
Ascension Health
3.95%, 11/15/2046 25,000 21,987
4.85%, 11/15/2053 65,000 66,951
AstraZeneca Finance LLC, 1.20%, 5/28/2026 75,000 67,778
AstraZeneca PLC
0.70%, 4/08/2026 90,000 80,325
4.00%, 9/18/2042 50,000 46,375
4.38%, 11/16/2045 75,000 72,595
Banner Health, 2.34%, 1/01/2030 25,000 21,431
Baptist Healthcare System Obligated Group,
Series 20B, 3.54%, 8/15/2050 25,000 19,378
BAT Capital Corp.
3.22%, 8/15/2024 150,000 145,967
2.79%, 9/06/2024 70,000 67,742
3.22%, 9/06/2026 40,000 37,706
3.56%, 8/15/2027 50,000 46,636
4.39%, 8/15/2037 20,000 16,477
3.73%, 9/25/2040 50,000 36,196
5.28%, 4/02/2050 50,000 41,964
BAT International Finance PLC, 1.67%,
3/25/2026 30,000 27,079
Baxalta , Inc.
4.00%, 6/23/2025 15,000 14,722
5.25%, 6/23/2045 35,000 35,010
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Consumer, Non-cyclical – 4.1% (continued)
Baxter International, Inc.
1.92%, 2/01/2027 50,000 45,129
2.54%, 2/01/2032
(a)
50,000 40,943
Becton, Dickinson & Co.
3.36%, 6/06/2024 50,000 49,026
3.73%, 12/15/2024 10,000 9,825
3.70%, 6/06/2027 10,000 9,730
3.79%, 5/20/2050 9,000 7,398
Biogen, Inc.
2.25%, 5/01/2030 75,000 63,588
5.20%, 9/15/2045 45,000 46,342
Bon Secours Mercy Health, Inc., 3.46%,
6/01/2030 121,000 111,358
Boston Scientific Corp.
1.90%, 6/01/2025 10,000 9,406
2.65%, 6/01/2030 25,000 22,190
Bristol-Myers Squibb Co.
2.90%, 7/26/2024 125,000 122,074
1.13%, 11/13/2027 50,000 43,843
3.90%, 2/20/2028 10,000 9,858
1.45%, 11/13/2030 10,000 8,183
2.95%, 3/15/2032 15,000 13,596
2.35%, 11/13/2040 20,000 14,606
3.55%, 3/15/2042 10,000 8,659
4.55%, 2/20/2048 28,000 27,232
4.25%, 10/26/2049 200,000 184,253
2.55%, 11/13/2050 20,000 13,629
3.70%, 3/15/2052 100,000 84,468
3.90%, 3/15/2062 25,000 21,130
Brown University, in Providence in the State of
Rhode Island & Providence Plantations, Series
A, 2.92%, 9/01/2050 30,000 22,756
Bunge Ltd. Finance Corp., 1.63%, 8/17/2025 50,000 46,101
California Institute of Technology, 4.70%,
11/01/2111 75,000 69,495
Campbell Soup Co.
2.38%, 4/24/2030
(a)
29,000 24,940
3.13%, 4/24/2050 15,000 11,015
Cardinal Health, Inc.
3.08%, 6/15/2024 75,000 73,119
4.60%, 3/15/2043 25,000 21,959
4.50%, 11/15/2044 40,000 34,534
Centene Corp.
2.45%, 7/15/2028 135,000 117,069
2.63%, 8/01/2031 115,000 94,222
Children's Hospital, Series 2020, 2.93%,
7/15/2050 50,000 34,473
Children's Hospital Medical Center, 4.27%,
5/15/2044 70,000 65,337
Children's Hospital of Philadelphia (The), Series
2020, 2.70%, 7/01/2050 10,000 6,778
Cigna Corp.
0.61%, 3/15/2024 50,000 47,674
4.13%, 11/15/2025 30,000 29,661
4.50%, 2/25/2026 5,000 4,984
3.40%, 3/01/2027 25,000 23,933
3.05%, 10/15/2027 50,000 46,905
2.38%, 3/15/2031 160,000 135,779
3.40%, 3/15/2051 25,000 19,001

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Consumer, Non-cyclical – 4.1% (continued)
City of Hope (The), Series 2013, 5.62%,
11/15/2043 285,000 293,142
Clorox Co. (The), 4.60%, 5/01/2032 250,000 250,343
Coca-Cola Co. (The)
1.45%, 6/01/2027 163,000 146,972
1.00%, 3/15/2028 20,000 17,244
2.13%, 9/06/2029 200,000 176,548
3.45%, 3/25/2030 65,000 61,998
2.25%, 1/05/2032
(a)
25,000 21,632
2.60%, 6/01/2050 100,000 72,325
3.00%, 3/05/2051 25,000 19,587
2.50%, 3/15/2051 35,000 24,725
Coca-Cola Femsa SAB de CV, 2.75%, 1/22/2030 50,000 44,767
Colgate-Palmolive Co., 3.70%, 8/01/2047 70,000 64,391
CommonSpirit Health
2.76%, 10/01/2024 79,000 76,384
3.35%, 10/01/2029 60,000 53,856
Community Health Network, Inc., Series 20-A,
3.10%, 5/01/2050 65,000 44,473
ConAgra Brands, Inc., 4.30%, 5/01/2024 125,000 123,697
Constellation Brands, Inc.
4.65%, 11/15/2028 40,000 39,727
4.50%, 5/09/2047 25,000 22,410
5.25%, 11/15/2048 25,000 24,929
3.75%, 5/01/2050 65,000 52,462
CVS Health Corp.
3.38%, 8/12/2024 100,000 97,953
2.63%, 8/15/2024 22,000 21,318
3.88%, 7/20/2025 25,000 24,503
2.88%, 6/01/2026 141,000 133,412
3.00%, 8/15/2026 10,000 9,458
3.63%, 4/01/2027 110,000 106,335
1.30%, 8/21/2027 20,000 17,338
4.30%, 3/25/2028 10,000 9,834
3.25%, 8/15/2029 30,000 27,518
3.75%, 4/01/2030 15,000 14,054
1.88%, 2/28/2031 45,000 36,466
4.88%, 7/20/2035 100,000 99,480
6.13%, 9/15/2039 35,000 37,480
4.13%, 4/01/2040 20,000 17,465
5.05%, 3/25/2048 40,000 38,009
4.25%, 4/01/2050 200,000 170,044
Danaher Corp., 2.60%, 10/01/2050 50,000 34,504
DENTSPLY SIRONA, Inc., 3.25%, 6/01/2030 50,000 44,280
Elevance Health, Inc.
3.50%, 8/15/2024 80,000 78,295
2.88%, 9/15/2029 90,000 81,256
2.25%, 5/15/2030 10,000 8,541
2.55%, 3/15/2031 20,000 17,289
6.38%, 6/15/2037 10,000 11,218
4.63%, 5/15/2042 35,000 33,688
4.65%, 8/15/2044 15,000 14,189
4.38%, 12/01/2047 10,000 9,087
4.55%, 3/01/2048 28,000 26,046
3.60%, 3/15/2051 10,000 8,064
ELI Lilly & Co.
5.50%, 3/15/2027 25,000 26,371
3.38%, 3/15/2029 100,000 95,987
2.50%, 9/15/2060 100,000 66,786
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Consumer, Non-cyclical – 4.1% (continued)
Emory University
Series 2020, 2.14%, 9/01/2030 15,000 12,493
Series 2020, 2.97%, 9/01/2050 95,000 71,046
Equifax, Inc., 2.60%, 12/15/2025 15,000 14,084
Fomento Economico Mexicano SAB de CV,
3.50%, 1/16/2050 70,000 53,499
GE Healthcare Technologies, Inc.
5.60%, 11/15/2025
(b)
100,000 101,655
5.86%, 3/15/2030
(b)
100,000 106,074
General Mills, Inc.
4.20%, 4/17/2028 25,000 24,714
2.88%, 4/15/2030
(a)
10,000 8,956
George Washington University (The), Series
2014, 4.30%, 9/15/2044 20,000 18,224
Georgetown University (The), Series B, 4.32%,
4/01/2049 20,000 17,855
Gilead Sciences, Inc.
3.70%, 4/01/2024 50,000 49,352
3.50%, 2/01/2025 25,000 24,464
3.65%, 3/01/2026 40,000 38,990
2.95%, 3/01/2027 25,000 23,726
1.65%, 10/01/2030 25,000 20,621
4.50%, 2/01/2045 25,000 23,507
4.75%, 3/01/2046 157,000 152,419
2.80%, 10/01/2050 25,000 17,468
GlaxoSmithKline Capital, Inc.
3.88%, 5/15/2028 50,000 49,040
6.38%, 5/15/2038 70,000 83,718
Global Payments, Inc., 2.65%, 2/15/2025 30,000 28,624
GXO Logistics, Inc.
1.65%, 7/15/2026 50,000 43,548
2.65%, 7/15/2031 50,000 39,174
Hackensack Meridian Health, Inc., Series 2020,
2.68%, 9/01/2041 45,000 33,060
HCA, Inc.
5.00%, 3/15/2024 60,000 59,859
5.25%, 4/15/2025 110,000 110,120
5.88%, 2/15/2026 50,000 50,823
5.25%, 6/15/2026 244,000 244,432
4.50%, 2/15/2027 50,000 49,159
4.13%, 6/15/2029 150,000 142,516
5.25%, 6/15/2049 5,000 4,573
Hershey Co. (The), 2.05%, 11/15/2024 40,000 38,354
Hormel Foods Corp., 1.80%, 6/11/2030 40,000 33,784
Humana, Inc., 3.85%, 10/01/2024 30,000 29,551
Illumina, Inc., 2.55%, 3/23/2031 100,000 82,960
Indiana Universal Health, Inc. Obligated Group,
3.97%, 11/01/2048 50,000 43,811
Inova Health System Foundation, 4.07%,
5/15/2052 25,000 22,255
JBS USA LUX SA / JBS USA Food Co. / JBS USA
Finance, Inc.
5.50%, 1/15/2030
(b)
100,000 97,069
5.75%, 4/01/2033
(b)
100,000 98,423
JM Smucker Co. (The)
3.50%, 3/15/2025 40,000 38,886
2.38%, 3/15/2030 88,000 75,733
2.13%, 3/15/2032
(a)
50,000 40,926

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Consumer, Non-cyclical – 4.1% (continued)
Johns Hopkins University, Series A, 2.81%,
1/01/2060 25,000 16,624
Johnson & Johnson
2.63%, 1/15/2025 40,000 38,761
0.55%, 9/01/2025 10,000 9,145
2.45%, 3/01/2026 100,000 95,456
2.95%, 3/03/2027 131,000 126,263
1.30%, 9/01/2030 25,000 20,860
4.38%, 12/05/2033 50,000 51,339
3.55%, 3/01/2036 50,000 46,680
2.10%, 9/01/2040 100,000 73,285
Kaiser Foundation Hospitals
3.15%, 5/01/2027 50,000 47,878
4.15%, 5/01/2047 25,000 22,945
Series 2021, 3.00%, 6/01/2051 5,000 3,715
Kellogg Co.
4.30%, 5/15/2028 75,000 74,802
2.10%, 6/01/2030 25,000 21,109
Keurig Dr Pepper, Inc.
4.42%, 5/25/2025 50,000 49,638
3.40%, 11/15/2025 61,000 59,080
3.95%, 4/15/2029 35,000 33,687
3.20%, 5/01/2030 28,000 25,311
3.80%, 5/01/2050 10,000 8,111
4.50%, 4/15/2052 35,000 31,668
Kimberly-Clark Corp., 1.05%, 9/15/2027 45,000 39,283
Kraft Heinz Foods Co.
3.00%, 6/01/2026 50,000 47,602
5.20%, 7/15/2045 150,000 146,561
4.38%, 6/01/2046 150,000 131,075
Kroger Co. (The), 4.00%, 2/01/2024 50,000 49,498
Laboratory Corp. of America Holdings
3.25%, 9/01/2024 25,000 24,383
2.30%, 12/01/2024 40,000 38,128
3.60%, 2/01/2025 10,000 9,743
2.95%, 12/01/2029 50,000 44,717
Leland Stanford Junior University (The)
3.65%, 5/01/2048 30,000 26,453
2.41%, 6/01/2050 50,000 34,780
Mass General Brigham, Inc., Series 2020, 3.19%,
7/01/2049 25,000 18,989
Massachusetts Institute of Technology, 3.96%,
7/01/2038 25,000 23,728
McCormick & Co., Inc.
3.15%, 8/15/2024 10,000 9,739
0.90%, 2/15/2026 20,000 17,856
1.85%, 2/15/2031 15,000 12,016
McKesson Corp., 0.90%, 12/03/2025 20,000 17,999
Mead Johnson Nutrition Co., 5.90%, 11/01/2039 20,000 21,706
MedStar Health, Inc., Series 20A, 3.63%,
8/15/2049 25,000 19,058
Memorial Sloan-Kettering Cancer Center, Series
2015, 4.20%, 7/01/2055 50,000 44,707
Merck & Co., Inc.
2.90%, 3/07/2024 20,000 19,602
0.75%, 2/24/2026 15,000 13,498
3.40%, 3/07/2029 50,000 48,052
2.15%, 12/10/2031 20,000 16,972
3.90%, 3/07/2039 10,000 9,230
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Consumer, Non-cyclical – 4.1% (continued)
4.15%, 5/18/2043 215,000 204,153
2.90%, 12/10/2061 25,000 17,415
Molson Coors Beverage Co.
3.00%, 7/15/2026 50,000 47,223
5.00%, 5/01/2042 25,000 23,647
Mondelez International, Inc., 2.63%, 9/04/2050 75,000 51,439
Montefiore Obligated Group, 4.29%, 9/01/2050 50,000 31,888
Moody's Corp.
3.25%, 1/15/2028 135,000 127,584
4.88%, 12/17/2048 25,000 23,954
Mount Sinai Hospitals Group, Inc.
Series 2017, 3.98%, 7/01/2048 20,000 16,872
Series 2019, 3.74%, 7/01/2049 75,000 60,197
Mylan, Inc., 4.55%, 4/15/2028 60,000 57,854
New York & Presbyterian Hospital (The), Series
2019, 3.95%, 8/01/2119 60,000 44,933
Northwell Healthcare, Inc.
3.98%, 11/01/2046 25,000 20,317
4.26%, 11/01/2047 50,000 42,710
Northwestern University, 4.64%, 12/01/2044 35,000 35,196
Novartis Capital Corp.
2.00%, 2/14/2027 50,000 46,319
3.10%, 5/17/2027 25,000 24,084
4.40%, 5/06/2044 70,000 69,537
NYU Langone Hospitals
Series 13-A, 5.75%, 7/01/2043 50,000 53,846
4.78%, 7/01/2044 75,000 72,234
Ochsner LSU Health System of North Louisiana,
Series 2021, 2.51%, 5/15/2031 50,000 37,640
Orlando Health Obligated Group, 4.09%,
10/01/2048 100,000 84,979
PayPal Holdings, Inc., 3.25%, 6/01/2050 25,000 18,640
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/2048 50,000 46,582
Series 2020, 3.22%, 11/15/2050 10,000 7,103
PepsiCo, Inc.
2.25%, 3/19/2025 158,000 151,550
3.50%, 7/17/2025 25,000 24,584
2.38%, 10/06/2026 16,000 15,110
3.60%, 2/18/2028 50,000 48,861
3.50%, 3/19/2040 20,000 17,435
3.60%, 8/13/2042 25,000 22,139
2.88%, 10/15/2049 20,000 15,373
2.75%, 10/21/2051 10,000 7,429
PerkinElmer, Inc.
3.30%, 9/15/2029 50,000 44,986
2.55%, 3/15/2031 50,000 41,709
Pfizer, Inc.
3.40%, 5/15/2024 28,000 27,597
3.60%, 9/15/2028 55,000 53,765
2.63%, 4/01/2030 50,000 45,269
4.00%, 12/15/2036 120,000 115,958
2.55%, 5/28/2040 125,000 96,333
4.13%, 12/15/2046 20,000 18,894
4.00%, 3/15/2049 25,000 23,154
Pharmacia LLC, 6.60%, 12/01/2028 50,000 56,324
Philip Morris International, Inc.
0.88%, 5/01/2026 50,000 44,608

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Consumer, Non-cyclical – 4.1% (continued)
2.10%, 5/01/2030 100,000 83,682
4.13%, 3/04/2043 50,000 42,057
4.25%, 11/10/2044 180,000 153,251
Piedmont Healthcare, Inc., Series 2032, 2.04%,
1/01/2032 50,000 40,222
Procter & Gamble Co. (The)
0.55%, 10/29/2025 50,000 45,437
2.80%, 3/25/2027 35,000 33,341
2.85%, 8/11/2027 50,000 47,767
3.00%, 3/25/2030 20,000 18,697
5.55%, 3/05/2037 100,000 113,497
3.50%, 10/25/2047 100,000 86,730
Quanta Services, Inc., 3.05%, 10/01/2041 50,000 35,555
Quest Diagnostics, Inc., 3.45%, 6/01/2026 50,000 48,155
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/2030 45,000 36,293
2.80%, 9/15/2050 50,000 33,367
Reynolds American, Inc.
6.15%, 9/15/2043 25,000 24,138
5.85%, 8/15/2045 50,000 45,778
S&P Global, Inc.
2.45%, 3/01/2027
(b)
50,000 46,475
1.25%, 8/15/2030 10,000 7,985
2.90%, 3/01/2032
(b)
100,000 88,565
3.90%, 3/01/2062
(b)
100,000 84,656
Seattle Children's Hospital, Series 2021, 2.72%,
10/01/2050 25,000 16,891
Sharp HealthCare, Series 20B, 2.68%,
8/01/2050 45,000 29,397
Shire Acquisitions Investments Ireland DAC,
3.20%, 9/23/2026 55,000 52,553
Smith & Nephew PLC, 2.03%, 10/14/2030 45,000 36,746
STERIS Irish FinCo UnLtd . Co., 2.70%,
3/15/2031 150,000 128,374
Stryker Corp., 3.38%, 11/01/2025 40,000 38,766
Sutter Health
Series 20A, 3.16%, 8/15/2040 40,000 31,423
Series 2018, 4.09%, 8/15/2048 50,000 42,872
SYSCO Corp.
5.95%, 4/01/2030 50,000 53,634
4.85%, 10/01/2045 15,000 14,049
3.30%, 2/15/2050 20,000 14,793
6.60%, 4/01/2050 20,000 23,198
Texas Health Resources, 4.33%, 11/15/2055 35,000 31,720
Thermo Fisher Scientific, Inc.
4.95%, 11/21/2032 100,000 104,987
4.10%, 8/15/2047 25,000 23,466
Trinity Health Corp., Series 2021, 2.63%,
12/01/2040 45,000 33,322
Trustees of Princeton University (The), Series
2020, 2.52%, 7/01/2050 75,000 53,674
Trustees of The University of Pennsylvania
(The), 3.61%, 2/15/2119 10,000 7,261
Tyson Foods, Inc.
3.95%, 8/15/2024 50,000 49,377
4.00%, 3/01/2026 150,000 147,599
Unilever Capital Corp., 2.00%, 7/28/2026 100,000 92,549
UnitedHealth Group, Inc.
3.75%, 7/15/2025 33,000 32,548
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Consumer, Non-cyclical – 4.1% (continued)
3.70%, 12/15/2025 28,000 27,570
3.10%, 3/15/2026 40,000 38,693
2.88%, 8/15/2029 25,000 22,846
2.30%, 5/15/2031 35,000 30,104
4.20%, 5/15/2032 50,000 49,283
4.63%, 7/15/2035 96,000 96,955
5.80%, 3/15/2036 22,000 24,411
6.50%, 6/15/2037 150,000 175,302
5.95%, 2/15/2041 30,000 33,551
3.05%, 5/15/2041 10,000 7,993
4.63%, 11/15/2041 17,000 16,546
3.95%, 10/15/2042 50,000 45,601
4.20%, 1/15/2047 50,000 45,646
4.25%, 6/15/2048 18,000 16,590
4.45%, 12/15/2048 10,000 9,499
3.25%, 5/15/2051 10,000 7,826
3.88%, 8/15/2059 15,000 12,716
4.95%, 5/15/2062 35,000 35,283
Universal Health Services, Inc., 1.65%,
9/01/2026 50,000 44,026
University of Notre Dame du Lac
Series 2015, 3.44%, 2/15/2045 50,000 42,522
Series 2017, 3.39%, 2/15/2048 50,000 41,776
University of Southern California
Series 2017, 3.84%, 10/01/2047 25,000 21,939
5.25%, 10/01/2111 50,000 51,969
Utah Acquisition Sub, Inc., 3.95%, 6/15/2026 10,000 9,530
Verisk Analytics, Inc., 5.50%, 6/15/2045 50,000 50,281
Viatris , Inc., 4.00%, 6/22/2050 10,000 6,933
Washington University (The), Series 2022,
3.52%, 4/15/2054 25,000 21,100
William Marsh Rice University, 3.57%,
5/15/2045 15,000 13,140
Wyeth LLC
6.50%, 2/01/2034 25,000 29,232
5.95%, 4/01/2037 50,000 56,716
Zimmer Biomet Holdings, Inc.
3.05%, 1/15/2026 15,000 14,283
5.75%, 11/30/2039 35,000 35,839
Zoetis, Inc.
3.90%, 8/20/2028 40,000 39,049
4.45%, 8/20/2048 25,000 22,837
18,104,259
Energy – 1.8%
Baker Hughes Holdings LLC, 5.13%, 9/15/2040 34,000 33,535
Baker Hughes Holdings LLC / Baker Hughes Co.-
Obligor, Inc., 3.34%, 12/15/2027 100,000 94,806
Boardwalk Pipelines LP
5.95%, 6/01/2026 95,000 97,446
3.40%, 2/15/2031 15,000 13,361
BP Capital Markets America, Inc.
3.80%, 9/21/2025 10,000 9,902
3.12%, 5/04/2026 25,000 24,041
3.59%, 4/14/2027 80,000 77,732
3.63%, 4/06/2030 10,000 9,518
1.75%, 8/10/2030 10,000 8,311
2.77%, 11/10/2050 65,000 45,105
2.94%, 6/04/2051 10,000 7,151
BP Capital Markets PLC, 3.28%, 9/19/2027 230,000 220,530

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Energy – 1.8% (continued)
Burlington Resources LLC, 7.20%, 8/15/2031 85,000 99,468
Canadian Natural Resources Ltd.
2.95%, 7/15/2030 136,000 119,081
7.20%, 1/15/2032 15,000 16,759
Cenovus Energy, Inc.
5.25%, 6/15/2037 70,000 68,097
6.75%, 11/15/2039 5,000 5,494
Cheniere Corpus Christi Holdings LLC, 5.88%,
3/31/2025 60,000 60,613
Chevron Corp., 3.08%, 5/11/2050 100,000 77,916
Chevron USA, Inc., 2.34%, 8/12/2050 15,000 10,151
ConocoPhillips Co., 4.03%, 3/15/2062 200,000 172,807
Coterra Energy, Inc., 4.38%, 3/15/2029 50,000 48,002
DCP Midstream Operating LP, 5.60%,
4/01/2044 100,000 99,837
Devon Energy Corp.
5.85%, 12/15/2025 70,000 71,768
4.50%, 1/15/2030 100,000 96,584
4.75%, 5/15/2042 25,000 22,430
Diamondback Energy, Inc.
3.25%, 12/01/2026 115,000 108,855
4.40%, 3/24/2051 100,000 82,771
Enbridge Energy Partners LP, 5.88%,
10/15/2025 25,000 25,577
Enbridge, Inc.
4.25%, 12/01/2026 25,000 24,495
5.50%, 12/01/2046 55,000 55,723
Energy Transfer LP
4.25%, 4/01/2024 50,000 49,458
2.90%, 5/15/2025 75,000 71,588
5.95%, 12/01/2025 50,000 51,165
3.90%, 7/15/2026 85,000 81,846
5.50%, 6/01/2027 108,000 109,600
4.90%, 3/15/2035 98,000 92,662
6.50%, 2/01/2042 25,000 26,399
5.95%, 10/01/2043 25,000 24,766
5.35%, 5/15/2045 50,000 45,621
5.00%, 5/15/2050 50,000 43,729
Enterprise Products Operating LLC
3.90%, 2/15/2024 98,000 96,968
2.80%, 1/31/2030 50,000 44,422
4.85%, 8/15/2042 20,000 19,064
4.45%, 2/15/2043 40,000 36,603
4.85%, 3/15/2044 30,000 28,497
4.25%, 2/15/2048 85,000 73,667
4.20%, 1/31/2050 50,000 42,770
4.95%, 10/15/2054 25,000 23,066
3.95%, 1/31/2060 10,000 7,935
EOG Resources, Inc., 4.15%, 1/15/2026 50,000 49,708
Equinor ASA
3.25%, 11/10/2024 25,000 24,552
1.75%, 1/22/2026 110,000 102,131
3.00%, 4/06/2027 50,000 47,794
4.25%, 11/23/2041 70,000 65,527
3.70%, 4/06/2050 100,000 85,374
Exxon Mobil Corp.
2.28%, 8/16/2026 40,000 37,418
2.61%, 10/15/2030 25,000 22,544
4.23%, 3/19/2040 25,000 23,894
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Energy – 1.8% (continued)
3.10%, 8/16/2049 10,000 7,689
4.33%, 3/19/2050 110,000 103,574
3.45%, 4/15/2051 65,000 53,001
Halliburton Co.
4.85%, 11/15/2035 30,000 29,357
4.50%, 11/15/2041 25,000 22,328
5.00%, 11/15/2045 10,000 9,511
Hess Corp.
4.30%, 4/01/2027 100,000 97,983
7.88%, 10/01/2029 150,000 170,526
7.30%, 8/15/2031 25,000 28,034
7.13%, 3/15/2033 60,000 67,094
6.00%, 1/15/2040 25,000 26,119
Kinder Morgan Energy Partners LP
4.30%, 5/01/2024 40,000 39,729
7.75%, 3/15/2032 150,000 172,163
6.50%, 2/01/2037 30,000 31,868
6.50%, 9/01/2039 25,000 26,901
5.00%, 8/15/2042 35,000 32,025
Kinder Morgan, Inc.
1.75%, 11/15/2026 320,000 287,173
4.30%, 3/01/2028 55,000 53,978
4.80%, 2/01/2033 50,000 48,476
3.25%, 8/01/2050 35,000 24,262
3.60%, 2/15/2051 20,000 14,816
Magellan Midstream Partners LP, 4.25%,
9/15/2046 50,000 41,009
Marathon Oil Corp.
6.80%, 3/15/2032 50,000 53,708
6.60%, 10/01/2037 25,000 26,509
5.20%, 6/01/2045 25,000 22,681
Marathon Petroleum Corp.
3.80%, 4/01/2028 88,000 83,346
6.50%, 3/01/2041 10,000 10,950
4.75%, 9/15/2044 50,000 44,846
4.50%, 4/01/2048 10,000 8,506
MPLX LP
4.88%, 6/01/2025 75,000 74,858
1.75%, 3/01/2026 15,000 13,654
4.13%, 3/01/2027 50,000 48,511
4.95%, 9/01/2032 100,000 98,572
5.20%, 3/01/2047 35,000 32,320
5.20%, 12/01/2047 25,000 22,831
5.50%, 2/15/2049 25,000 23,858
4.90%, 4/15/2058 10,000 8,573
NOV, Inc., 3.60%, 12/01/2029 20,000 18,343
ONEOK Partners LP, 6.20%, 9/15/2043 15,000 15,011
ONEOK, Inc.
4.35%, 3/15/2029 25,000 23,826
6.35%, 1/15/2031 100,000 106,449
Ovintiv Exploration, Inc., 5.38%, 1/01/2026 100,000 100,657
Ovintiv , Inc.
7.20%, 11/01/2031 50,000 54,564
6.50%, 8/15/2034
(a)
100,000 106,321
Phillips 66 Co.
1.30%, 2/15/2026 100,000 90,940
3.55%, 10/01/2026
(b)
50,000 47,596
3.90%, 3/15/2028 20,000 19,446

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Energy – 1.8% (continued)
2.15%, 12/15/2030 5,000 4,172
4.65%, 11/15/2034 50,000 49,333
4.68%, 2/15/2045
(b)
25,000 23,344
Pioneer Natural Resources Co., 2.15%,
1/15/2031 50,000 41,433
Plains All American Pipeline LP / PAA Finance
Corp.
3.80%, 9/15/2030 50,000 45,421
5.15%, 6/01/2042 40,000 34,912
4.30%, 1/31/2043 25,000 19,507
Sabine Pass Liquefaction LLC
5.75%, 5/15/2024 100,000 100,598
5.63%, 3/01/2025 50,000 50,475
5.00%, 3/15/2027 15,000 15,027
Schlumberger Investment SA, 2.65%,
6/26/2030 45,000 40,075
Shell International Finance BV
3.25%, 5/11/2025 100,000 97,684
6.38%, 12/15/2038 50,000 58,426
4.38%, 5/11/2045 160,000 151,090
3.75%, 9/12/2046 35,000 29,859
3.13%, 11/07/2049 35,000 26,747
Spectra Energy Partners LP
4.75%, 3/15/2024 50,000 49,822
4.50%, 3/15/2045 45,000 39,839
Suncor Energy, Inc.
6.50%, 6/15/2038 50,000 54,624
3.75%, 3/04/2051 35,000 27,865
TC PipeLines LP, 3.90%, 5/25/2027 25,000 24,075
Texas Eastern Transmission LP, 7.00%,
7/15/2032 25,000 28,818
Tosco Corp., 8.13%, 2/15/2030 50,000 60,009
TotalEnergies Capital International SA
2.43%, 1/10/2025 10,000 9,633
3.46%, 2/19/2029 10,000 9,543
TransCanada PipeLines Ltd.
4.88%, 1/15/2026 25,000 25,110
4.63%, 3/01/2034 40,000 38,776
5.00%, 10/16/2043 35,000 33,617
Transcontinental Gas Pipe Line Co. LLC
4.00%, 3/15/2028 53,000 51,176
3.25%, 5/15/2030 15,000 13,525
4.45%, 8/01/2042 35,000 31,805
Valero Energy Corp., 4.35%, 6/01/2028 250,000 247,081
Williams Cos., Inc. (The)
4.65%, 8/15/2032 100,000 97,548
6.30%, 4/15/2040 30,000 32,513
5.75%, 6/24/2044 15,000 15,316
4.90%, 1/15/2045 50,000 45,980
5.10%, 9/15/2045 100,000 94,945
7,700,849
Financial – 8.4%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
4.45%, 10/01/2025 150,000 146,473
3.40%, 10/29/2033 50,000 40,921
Affiliated Managers Group, Inc., 3.30%,
6/15/2030 25,000 21,646
Aflac, Inc., 4.75%, 1/15/2049 50,000 48,776
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Financial – 8.4% (continued)
Air Lease Corp.
0.70%, 2/15/2024 20,000 19,088
2.30%, 2/01/2025 100,000 94,128
3.63%, 12/01/2027 50,000 46,767
2.10%, 9/01/2028 25,000 21,351
3.00%, 2/01/2030 45,000 38,726
Aircastle Ltd., 4.25%, 6/15/2026 46,000 44,345
Alexandria Real Estate Equities, Inc.
4.90%, 12/15/2030 20,000 20,120
1.88%, 2/01/2033 100,000 77,393
3.00%, 5/18/2051 20,000 13,755
Alleghany Corp., 3.63%, 5/15/2030 57,000 54,130
Allstate Corp. (The), 4.50%, 6/15/2043 50,000 46,886
Ally Financial, Inc.
3.88%, 5/21/2024 125,000 122,714
8.00%, 11/01/2031 85,000 93,257
American Express Co.
3.40%, 2/22/2024 50,000 49,232
2.25%, 3/04/2025 100,000 95,174
4.20%, 11/06/2025 25,000 24,811
3.13%, 5/20/2026 100,000 95,628
American Financial Group, Inc., 4.50%,
6/15/2047 25,000 21,551
American International Group, Inc.
4.13%, 2/15/2024 39,000 38,795
2.50%, 6/30/2025 31,000 29,510
4.20%, 4/01/2028 25,000 24,373
3.40%, 6/30/2030 25,000 22,884
6.25%, 5/01/2036 50,000 54,687
4.80%, 7/10/2045 50,000 47,823
American Tower Corp.
5.00%, 2/15/2024 105,000 104,994
2.40%, 3/15/2025 100,000 94,781
1.30%, 9/15/2025 50,000 45,484
1.60%, 4/15/2026 15,000 13,552
3.95%, 3/15/2029 25,000 23,536
2.10%, 6/15/2030 25,000 20,513
1.88%, 10/15/2030 25,000 20,059
2.70%, 4/15/2031 25,000 21,091
2.30%, 9/15/2031 25,000 20,246
3.70%, 10/15/2049 10,000 7,533
3.10%, 6/15/2050 10,000 6,748
Ameriprise Financial, Inc.
3.70%, 10/15/2024 50,000 49,116
3.00%, 4/02/2025 10,000 9,652
Aon Corp., 2.80%, 5/15/2030 55,000 48,774
Arch Capital Group Ltd., 3.64%, 6/30/2050 45,000 34,126
Ares Capital Corp., 3.88%, 1/15/2026 10,000 9,418
Arthur J Gallagher & Co., 3.50%, 5/20/2051 10,000 7,593
Assurant, Inc.
4.90%, 3/27/2028 30,000 29,568
3.70%, 2/22/2030 50,000 44,410
Assured Guaranty US Holdings, Inc., 5.00%,
7/01/2024
(a)
25,000 25,049
Athene Holding Ltd.
3.95%, 5/25/2051 30,000 22,013
3.45%, 5/15/2052 50,000 33,691

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Financial – 8.4% (continued)
AvalonBay Communities, Inc.
2.30%, 3/01/2030 10,000 8,646
2.45%, 1/15/2031 20,000 17,277
AXIS Specialty Finance LLC, 3.90%, 7/15/2029 15,000 13,984
Bain Capital Specialty Finance, Inc.
2.95%, 3/10/2026 65,000 58,847
2.55%, 10/13/2026 50,000 43,797
Banco Bilbao Vizcaya Argentaria SA, 1.13%,
9/18/2025 232,000 210,445
Banco Santander SA
5.29%, 8/18/2027 200,000 200,189
2.75%, 12/03/2030 200,000 161,213
Bank of America Corp.
4.00%, 4/01/2024 50,000 49,608
4.00%, 1/22/2025 20,000 19,649
3.46%, 3/15/2025 200,000 196,164
0.98%, 9/25/2025 25,000 23,331
2.46%, 10/22/2025 25,000 23,907
1.53%, 12/06/2025 75,000 70,054
3.37%, 1/23/2026 150,000 144,957
2.02%, 2/13/2026 105,000 98,538
4.45%, 3/03/2026 50,000 49,558
3.50%, 4/19/2026 45,000 43,800
1.32%, 6/19/2026 10,000 9,158
4.83%, 7/22/2026 175,000 174,578
6.22%, 9/15/2026 50,000 52,565
4.25%, 10/22/2026 100,000 98,140
1.20%, 10/24/2026 35,000 31,570
Series N, 1.66%, 3/11/2027 50,000 45,148
3.56%, 4/23/2027 20,000 19,152
1.73%, 7/22/2027 25,000 22,399
3.25%, 10/21/2027 100,000 95,383
Series L, 4.18%, 11/25/2027 30,000 29,475
3.71%, 4/24/2028 143,000 136,384
3.59%, 7/21/2028 50,000 47,267
4.95%, 7/22/2028 50,000 50,125
6.20%, 11/10/2028 200,000 210,928
4.27%, 7/23/2029 54,000 52,216
3.97%, 2/07/2030 50,000 47,308
3.19%, 7/23/2030 50,000 44,805
2.88%, 10/22/2030 200,000 175,290
2.59%, 4/29/2031 50,000 42,750
1.90%, 7/23/2031 5,000 4,043
1.92%, 10/24/2031 25,000 20,092
2.69%, 4/22/2032 15,000 12,683
2.57%, 10/20/2032 20,000 16,562
2.97%, 2/04/2033 35,000 29,850
5.02%, 7/22/2033 100,000 99,947
2.48%, 9/21/2036 75,000 58,451
6.11%, 1/29/2037 50,000 54,012
4.24%, 4/24/2038 50,000 46,110
2.68%, 6/19/2041 10,000 7,384
5.00%, 1/21/2044 150,000 150,422
4.44%, 1/20/2048 50,000 46,279
4.33%, 3/15/2050 130,000 118,278
4.08%, 3/20/2051 210,000 181,143
2.97%, 7/21/2052 10,000 7,044
Bank of Montreal
2.50%, 6/28/2024 100,000 96,803
0.95%, 1/22/2027 120,000 107,369
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Financial – 8.4% (continued)
Bank of Nova Scotia (The)
3.40%, 2/11/2024 50,000 49,273
0.70%, 4/15/2024 20,000 19,034
5.25%, 12/06/2024 250,000 251,913
4.50%, 12/16/2025 20,000 19,800
1.05%, 3/02/2026 200,000 179,098
1.30%, 9/15/2026 75,000 66,526
Bank OZK, 2.75%, 10/01/2031 100,000 86,040
Barclays PLC
3.93%, 5/07/2025 200,000 196,017
2.67%, 3/10/2032 50,000 40,563
Berkshire Hathaway Finance Corp.
4.20%, 8/15/2048 127,000 118,777
4.25%, 1/15/2049 25,000 23,575
Berkshire Hathaway, Inc., 4.50%, 2/11/2043 25,000 24,907
BlackRock, Inc.
3.20%, 3/15/2027 169,000 163,010
2.40%, 4/30/2030 50,000 43,989
Blackstone Secured Lending Fund, 2.13%,
2/15/2027 50,000 42,490
Boston Properties LP
3.80%, 2/01/2024 110,000 108,463
3.65%, 2/01/2026 50,000 48,240
4.50%, 12/01/2028 75,000 72,185
BPCE SA, 3.38%, 12/02/2026 250,000 238,708
Brandywine Operating Partnership LP, 3.95%,
11/15/2027 25,000 21,551
Brighthouse Financial, Inc., 5.63%, 5/15/2030 70,000 70,112
Brookfield Corp., 4.00%, 1/15/2025 50,000 49,385
Brookfield Finance LLC / Brookfield Finance,
Inc., 3.45%, 4/15/2050 60,000 41,946
Brookfield Finance, Inc.
4.00%, 4/01/2024 100,000 98,775
3.90%, 1/25/2028 50,000 47,749
Brown & Brown, Inc.
4.50%, 3/15/2029 50,000 47,909
2.38%, 3/15/2031 50,000 40,266
Cadence Bank, 4.13%, 11/20/2029
(a)
100,000 95,440
Camden Property Trust, 3.35%, 11/01/2049 75,000 56,363
Canadian Imperial Bank of Commerce, 3.10%,
4/02/2024 50,000 49,021
Capital One Financial Corp.
3.75%, 4/24/2024 50,000 49,311
3.20%, 2/05/2025 20,000 19,399
4.20%, 10/29/2025 100,000 97,823
3.65%, 5/11/2027 40,000 38,271
CBOE Global Markets, Inc., 1.63%, 12/15/2030 75,000 61,066
CBRE Services, Inc., 4.88%, 3/01/2026 25,000 24,937
Charles Schwab Corp. (The)
3.00%, 3/10/2025 50,000 48,482
4.20%, 3/24/2025 25,000 24,894
2.75%, 10/01/2029 50,000 44,783
Chubb INA Holdings, Inc., 3.35%, 5/03/2026 15,000 14,550
CI Financial Corp.
3.20%, 12/17/2030 40,000 31,318
4.10%, 6/15/2051 50,000 31,519
Cincinnati Financial Corp., 6.92%, 5/15/2028 100,000 109,769

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Financial – 8.4% (continued)
Citigroup, Inc.
3.35%, 4/24/2025 22,000 21,520
5.50%, 9/13/2025 75,000 76,110
3.29%, 3/17/2026 100,000 96,270
3.11%, 4/08/2026 15,000 14,378
4.45%, 9/29/2027 135,000 132,481
6.63%, 1/15/2028 125,000 137,422
4.13%, 7/25/2028 87,000 83,438
3.98%, 3/20/2030 20,000 18,824
2.98%, 11/05/2030 23,000 20,220
4.41%, 3/31/2031 40,000 38,434
2.57%, 6/03/2031 250,000 211,940
6.63%, 6/15/2032 45,000 49,334
3.06%, 1/25/2033 25,000 21,425
5.88%, 2/22/2033 40,000 41,853
3.79%, 3/17/2033 100,000 90,454
4.91%, 5/24/2033 180,000 177,545
4.65%, 7/30/2045 190,000 178,445
4.75%, 5/18/2046 15,000 13,869
4.65%, 7/23/2048 30,000 28,681
Citizens Financial Group, Inc.
2.85%, 7/27/2026 105,000 98,490
5.64%, 5/21/2037 75,000 72,349
CME Group, Inc., 3.00%, 3/15/2025 117,000 113,940
CNA Financial Corp., 2.05%, 8/15/2030 50,000 40,835
Comerica Bank, 4.00%, 7/27/2025 75,000 73,225
Cooperatieve Rabobank UA
5.00%, 1/13/2025 250,000 251,673
3.75%, 7/21/2026 250,000 239,023
Corebridge Financial, Inc.
3.90%, 4/05/2032
(b)
20,000 18,212
4.40%, 4/05/2052
(b)
25,000 21,418
Corporate Office Properties LP, 2.00%,
1/15/2029 50,000 39,686
Credit Suisse AG, 3.70%, 2/21/2025 50,000 47,085
Credit Suisse Group AG
4.55%, 4/17/2026 600,000 553,639
4.88%, 5/15/2045 50,000 41,072
Crown Castle, Inc.
3.20%, 9/01/2024
(a)
145,000 141,227
4.45%, 2/15/2026 25,000 24,713
1.05%, 7/15/2026 18,000 15,880
2.90%, 4/01/2041 60,000 43,998
5.20%, 2/15/2049 15,000 14,492
4.00%, 11/15/2049 150,000 121,875
4.15%, 7/01/2050 15,000 12,482
Deutsche Bank AG
3.70%, 5/30/2024 50,000 49,648
4.10%, 1/13/2026 125,000 120,804
4.10%, 1/13/2026 15,000 14,695
3.73%, 1/14/2032 200,000 161,513
3.74%, 1/07/2033 200,000 158,135
Digital Realty Trust LP
4.45%, 7/15/2028
(a)
25,000 24,252
3.60%, 7/01/2029
(a)
34,000 31,226
Discover Financial Services, 4.10%, 2/09/2027 40,000 38,553
Eaton Vance Corp., 3.50%, 4/06/2027 50,000 47,839
EPR Properties, 4.50%, 6/01/2027 50,000 45,642
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Financial – 8.4% (continued)
Equinix , Inc.
2.63%, 11/18/2024 22,000 21,134
2.90%, 11/18/2026 20,000 18,631
3.90%, 4/15/2032 50,000 45,990
3.00%, 7/15/2050 50,000 34,466
2.95%, 9/15/2051 50,000 33,939
ERP Operating LP
3.38%, 6/01/2025 25,000 24,246
3.00%, 7/01/2029 20,000 18,104
4.00%, 8/01/2047 50,000 41,972
Essex Portfolio LP, 2.65%, 9/01/2050 50,000 31,208
Fairfax Financial Holdings Ltd., 4.63%,
4/29/2030 25,000 23,560
Fidelity National Financial, Inc., 3.40%,
6/15/2030 135,000 119,290
Fifth Third Bancorp, 2.38%, 1/28/2025 50,000 47,732
First American Financial Corp., 4.00%,
5/15/2030 25,000 22,832
First Republic Bank, 4.63%, 2/13/2047 300,000 248,299
First-Citizens Bank & Trust Co., 2.97%,
9/27/2025 25,000 23,944
Franklin Resources, Inc., 1.60%, 10/30/2030 125,000 100,191
FS KKR Capital Corp., 4.63%, 7/15/2024 55,000 54,052
Globe Life, Inc., 2.15%, 8/15/2030 29,000 23,783
GLP Capital LP / GLP Financing II, Inc.
5.25%, 6/01/2025 20,000 19,849
5.38%, 4/15/2026 40,000 39,958
5.30%, 1/15/2029 50,000 48,755
4.00%, 1/15/2030 140,000 126,957
3.25%, 1/15/2032 75,000 62,432
Goldman Sachs BDC, Inc., 3.75%, 2/10/2025 100,000 97,161
Goldman Sachs Group, Inc. (The)
4.00%, 3/03/2024 25,000 24,761
3.00%, 3/15/2024 100,000 98,046
3.50%, 4/01/2025 115,000 111,675
4.25%, 10/21/2025 203,000 199,881
3.50%, 11/16/2026 300,000 288,101
1.09%, 12/09/2026 10,000 8,941
5.95%, 1/15/2027 100,000 104,025
3.85%, 1/26/2027 325,000 314,381
1.43%, 3/09/2027 60,000 53,707
4.39%, 6/15/2027 78,000 76,518
1.54%, 9/10/2027 10,000 8,827
1.95%, 10/21/2027 50,000 44,744
2.64%, 2/24/2028 30,000 27,499
3.69%, 6/05/2028 37,000 35,291
4.22%, 5/01/2029 20,000 19,295
2.60%, 2/07/2030 50,000 43,488
2.62%, 4/22/2032 25,000 20,916
Series D, 2.38%, 7/21/2032 20,000 16,382
2.65%, 10/21/2032 20,000 16,608
3.10%, 2/24/2033 85,000 72,819
6.75%, 10/01/2037 30,000 33,672
4.41%, 4/23/2039 25,000 23,104
6.25%, 2/01/2041 200,000 226,958
3.21%, 4/22/2042 30,000 23,561
2.91%, 7/21/2042 5,000 3,739
3.44%, 2/24/2043 20,000 16,102
4.75%, 10/21/2045 50,000 48,438

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Financial – 8.4% (continued)
Golub Capital BDC, Inc.
3.38%, 4/15/2024 120,000 116,383
2.05%, 2/15/2027 50,000 42,481
Hanover Insurance Group, Inc. (The), 2.50%,
9/01/2030 25,000 19,846
Healthcare Realty Holdings LP, 3.50%,
8/01/2026 5,000 4,729
Healthpeak Properties, Inc., 5.25%, 12/15/2032 100,000 102,183
Highwoods Realty LP, 3.05%, 2/15/2030 50,000 40,636
HSBC Holdings PLC
0.98%, 5/24/2025 200,000 188,078
4.30%, 3/08/2026 50,000 49,000
3.00%, 3/10/2026 200,000 190,639
2.10%, 6/04/2026 50,000 46,430
2.85%, 6/04/2031 350,000 295,939
5.40%, 8/11/2033 200,000 199,497
ING Groep NV, 4.25%, 3/28/2033 100,000 93,204
Intercontinental Exchange, Inc.
3.75%, 12/01/2025 50,000 49,164
3.10%, 9/15/2027 15,000 14,241
4.60%, 3/15/2033 25,000 24,794
2.65%, 9/15/2040 30,000 22,338
4.25%, 9/21/2048 10,000 8,985
3.00%, 6/15/2050 85,000 61,346
3.00%, 9/15/2060 75,000 50,962
5.20%, 6/15/2062 30,000 29,905
Jefferies Financial Group, Inc., 6.25%,
1/15/2036 50,000 53,159
JPMorgan Chase & Co.
3.88%, 2/01/2024 50,000 49,548
3.63%, 5/13/2024 20,000 19,800
3.88%, 9/10/2024 50,000 49,245
0.56%, 2/16/2025 20,000 19,018
5.55%, 12/15/2025 150,000 151,212
2.08%, 4/22/2026 318,000 298,650
3.20%, 6/15/2026 45,000 43,168
7.63%, 10/15/2026 50,000 55,226
4.13%, 12/15/2026 50,000 49,516
1.04%, 2/04/2027 25,000 22,283
1.58%, 4/22/2027 50,000 44,940
8.00%, 4/29/2027 400,000 455,866
4.25%, 10/01/2027 25,000 24,692
3.78%, 2/01/2028 250,000 240,389
4.85%, 7/25/2028 50,000 49,991
4.45%, 12/05/2029 91,000 88,785
2.74%, 10/15/2030 35,000 30,583
4.49%, 3/24/2031 30,000 29,236
2.52%, 4/22/2031 100,000 85,532
1.76%, 11/19/2031 100,000 79,636
2.96%, 1/25/2033 30,000 25,716
4.91%, 7/25/2033 50,000 49,809
5.72%, 9/14/2033 150,000 154,134
6.40%, 5/15/2038 25,000 28,751
5.50%, 10/15/2040 85,000 90,547
3.11%, 4/22/2041 35,000 27,712
2.53%, 11/19/2041 50,000 35,914
5.40%, 1/06/2042 75,000 79,066
5.63%, 8/16/2043 25,000 26,367
4.95%, 6/01/2045 25,000 24,429
4.26%, 2/22/2048 50,000 45,240
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Financial – 8.4% (continued)
4.03%, 7/24/2048 80,000 69,884
3.96%, 11/15/2048 75,000 64,839
3.11%, 4/22/2051 50,000 36,765
3.33%, 4/22/2052 90,000 68,597
Kemper Corp., 2.40%, 9/30/2030 25,000 20,051
KeyCorp
2.25%, 4/06/2027 40,000 36,559
4.10%, 4/30/2028 50,000 48,698
Kilroy Realty LP, 2.50%, 11/15/2032 100,000 73,790
Kimco Realty Op LLC
3.30%, 2/01/2025 10,000 9,704
3.70%, 10/01/2049 25,000 18,641
Kite Realty Group LP, 4.00%, 10/01/2026 15,000 14,088
Kite Realty Group Trust, 4.75%, 9/15/2030 10,000 9,223
Kreditanstalt Fuer Wiederaufbau
2.63%, 2/28/2024 490,000 479,113
0.25%, 3/08/2024 150,000 142,864
0.50%, 9/20/2024 50,000 46,905
0.38%, 7/18/2025 70,000 64,026
0.63%, 1/22/2026 395,000 358,323
3.75%, 2/15/2028 100,000 100,173
0.75%, 9/30/2030 50,000 40,493
Landwirtschaftliche Rentenbank
2.00%, 1/13/2025 50,000 47,856
2.38%, 6/10/2025 40,000 38,336
0.88%, 9/03/2030 50,000 40,631
Lazard Group LLC, 4.50%, 9/19/2028 20,000 19,390
Legg Mason, Inc., 4.75%, 3/15/2026 25,000 25,161
LifeStorage LP, 3.50%, 7/01/2026 72,000 68,497
Lincoln National Corp.
3.05%, 1/15/2030 25,000 21,734
3.40%, 3/01/2032 50,000 43,171
4.35%, 3/01/2048 45,000 36,789
Lloyds Banking Group PLC
4.65%, 3/24/2026 200,000 197,054
4.72%, 8/11/2026 200,000 197,242
Loews Corp., 3.20%, 5/15/2030 50,000 45,749
M&T Bank Corp., 4.55%, 8/16/2028 100,000 100,118
Main Street Capital Corp.
5.20%, 5/01/2024 50,000 49,752
3.00%, 7/14/2026 25,000 22,027
Manulife Financial Corp.
4.15%, 3/04/2026 25,000 24,722
4.06%, 2/24/2032 26,000 24,130
5.38%, 3/04/2046 100,000 104,758
Markel Corp., 5.00%, 4/05/2046 50,000 46,143
Marsh & McLennan Cos., Inc.
2.25%, 11/15/2030 50,000 42,291
2.38%, 12/15/2031 50,000 41,928
4.75%, 3/15/2039 25,000 24,573
2.90%, 12/15/2051 50,000 35,784
Mastercard , Inc.
3.30%, 3/26/2027 15,000 14,578
3.85%, 3/26/2050 10,000 9,073
MetLife, Inc.
3.60%, 4/10/2024 42,000 41,533
6.50%, 12/15/2032 50,000 57,583
4.05%, 3/01/2045 15,000 13,392

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Financial – 8.4% (continued)
MID-America Apartments LP
4.00%, 11/15/2025 25,000 24,534
1.10%, 9/15/2026 50,000 44,231
Mitsubishi UFJ Financial Group, Inc.
3.41%, 3/07/2024 150,000 147,618
3.96%, 3/02/2028 100,000 96,713
5.35%, 9/13/2028 200,000 203,165
3.20%, 7/18/2029 75,000 67,781
5.47%, 9/13/2033
(a)
200,000 205,180
Mizuho Financial Group, Inc.
4.25%, 9/11/2029 75,000 71,712
2.59%, 5/25/2031 50,000 41,888
Morgan Stanley
Series F, 3.88%, 4/29/2024 100,000 98,900
4.00%, 7/23/2025 25,000 24,609
5.00%, 11/24/2025 50,000 50,230
2.19%, 4/28/2026 100,000 93,948
4.68%, 7/17/2026 175,000 173,579
3.13%, 7/27/2026 50,000 47,405
0.99%, 12/10/2026 295,000 262,579
3.63%, 1/20/2027 150,000 145,341
3.95%, 4/23/2027 50,000 48,321
1.51%, 7/20/2027 40,000 35,660
3.59%, 7/22/2028 95,000 89,957
Series G, 3.77%, 1/24/2029 50,000 47,533
4.43%, 1/23/2030 125,000 121,696
3.62%, 4/01/2031 45,000 41,362
7.25%, 4/01/2032 200,000 234,738
1.93%, 4/28/2032 125,000 99,390
2.24%, 7/21/2032 15,000 12,175
2.51%, 10/20/2032 15,000 12,394
2.94%, 1/21/2033 25,000 21,313
4.89%, 7/20/2033 50,000 49,547
6.34%, 10/18/2033 50,000 54,969
5.30%, 4/20/2037 50,000 48,459
4.46%, 4/22/2039 160,000 151,307
6.38%, 7/24/2042 100,000 116,742
4.38%, 1/22/2047 25,000 23,422
Morgan Stanley Domestic Holdings, Inc., 3.80%,
8/24/2027 29,000 28,146
NASDAQ, Inc.
3.85%, 6/30/2026 33,000 32,211
2.50%, 12/21/2040 20,000 13,935
3.25%, 4/28/2050 100,000 72,355
National Health Investors, Inc., 3.00%,
2/01/2031 75,000 57,263
NatWest Group PLC
7.47%, 11/10/2026 200,000 211,573
5.08%, 1/27/2030 50,000 49,282
Northern Trust Corp.
3.15%, 5/03/2029 25,000 23,364
3.38%, 5/08/2032 50,000 46,408
OMEGA Healthcare Investors, Inc.
4.50%, 4/01/2027 15,000 14,427
4.75%, 1/15/2028 25,000 23,992
3.63%, 10/01/2029 75,000 64,941
3.25%, 4/15/2033 50,000 37,639
Owl Rock Capital Corp.
3.75%, 7/22/2025 10,000 9,428
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Financial – 8.4% (continued)
2.88%, 6/11/2028 50,000 41,446
Owl Rock Capital Corp. III, 3.13%, 4/13/2027 50,000 42,631
Owl Rock Technology Finance Corp., 2.50%,
1/15/2027 50,000 41,282
PartnerRe Finance B LLC, 3.70%, 7/02/2029 50,000 46,660
Physicians Realty LP, 3.95%, 1/15/2028 25,000 23,548
PNC Bank NA, 2.70%, 10/22/2029 75,000 65,773
PNC Financial Services Group, Inc. (The)
2.20%, 11/01/2024 35,000 33,686
2.60%, 7/23/2026 180,000 169,219
4.76%, 1/26/2027 200,000 200,333
Principal Financial Group, Inc.
3.10%, 11/15/2026 44,000 41,531
4.35%, 5/15/2043 90,000 76,607
4.30%, 11/15/2046 50,000 43,643
Progressive Corp. (The), 4.00%, 3/01/2029 10,000 9,849
ProLogis LP
3.25%, 10/01/2026 49,000 47,300
2.88%, 11/15/2029 44,000 39,545
1.75%, 2/01/2031 10,000 8,181
Prospect Capital Corp.
3.36%, 11/15/2026 40,000 35,015
3.44%, 10/15/2028 25,000 20,150
Prudential Financial, Inc.
3.88%, 3/27/2028 51,000 50,024
5.38%, 5/15/2045 50,000 49,026
3.94%, 12/07/2049 10,000 8,520
4.35%, 2/25/2050 565,000 514,053
3.70%, 3/13/2051 55,000 45,393
Radian Group, Inc., 4.88%, 3/15/2027 50,000 47,547
Raymond James Financial, Inc.
4.65%, 4/01/2030 20,000 19,909
4.95%, 7/15/2046 63,000 60,731
Realty Income Corp.
3.00%, 1/15/2027 50,000 47,122
4.65%, 3/15/2047 50,000 47,555
Regency Centers LP
2.95%, 9/15/2029 25,000 21,704
3.70%, 6/15/2030 10,000 9,069
4.40%, 2/01/2047 25,000 20,916
RenaissanceRe Finance, Inc., 3.45%, 7/01/2027 75,000 71,230
RenaissanceRe Holdings Ltd., 3.60%, 4/15/2029 100,000 92,533
Rexford Industrial Realty LP, 2.15%, 9/01/2031 50,000 39,991
Royal Bank of Canada
2.25%, 11/01/2024 100,000 95,977
1.15%, 6/10/2025 50,000 46,133
1.20%, 4/27/2026 50,000 45,081
Series G, 5.00%, 2/01/2033 50,000 50,792
Sabra Health Care LP
5.13%, 8/15/2026 100,000 96,584
3.20%, 12/01/2031 150,000 115,724
Safehold Operating Partnership LP, 2.80%,
6/15/2031 60,000 47,822
Santander Holdings USA, Inc.
3.50%, 6/07/2024 75,000 73,236
3.24%, 10/05/2026 75,000 70,537
Santander UK Group Holdings PLC
1.09%, 3/15/2025 20,000 18,955

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Financial – 8.4% (continued)
1.67%, 6/14/2027 50,000 43,966
2.90%, 3/15/2032 125,000 101,958
Santander UK PLC
4.00%, 3/13/2024 80,000 79,177
2.88%, 6/18/2024 150,000 145,611
Signature Bank, 4.00%, 10/15/2030 150,000 137,179
Simon Property Group LP
3.25%, 11/30/2026 34,000 32,336
2.45%, 9/13/2029 100,000 86,809
2.20%, 2/01/2031 76,000 62,739
4.75%, 3/15/2042 20,000 18,412
Sixth Street Specialty Lending, Inc., 2.50%,
8/01/2026
(a)
50,000 44,740
Spirit Realty LP
4.45%, 9/15/2026 50,000 48,554
4.00%, 7/15/2029 15,000 13,521
3.20%, 2/15/2031 10,000 8,449
2.70%, 2/15/2032 25,000 19,389
State Street Corp.
2.90%, 3/30/2026 50,000 48,158
2.20%, 3/03/2031 75,000 62,500
3.15%, 3/30/2031 40,000 36,091
4.16%, 8/04/2033 150,000 143,322
3.03%, 11/01/2034 125,000 109,687
Stewart Information Services Corp., 3.60%,
11/15/2031 175,000 138,769
STORE Capital Corp.
4.50%, 3/15/2028 30,000 27,746
4.63%, 3/15/2029 35,000 32,012
Sumitomo Mitsui Financial Group, Inc.
2.63%, 7/14/2026 45,000 41,793
3.45%, 1/11/2027 40,000 38,112
5.52%, 1/13/2028 200,000 206,577
2.14%, 9/23/2030 45,000 36,296
1.71%, 1/12/2031 165,000 129,775
Sun Communities Operating LP, 5.70%,
1/15/2033 75,000 76,472
SVB Financial Group
3.13%, 6/05/2030 157,000 135,333
1.80%, 2/02/2031 100,000 76,381
Synchrony Financial
3.70%, 8/04/2026 90,000 83,982
5.15%, 3/19/2029 125,000 119,342
Tanger Properties LP, 2.75%, 9/01/2031 50,000 38,448
Toronto-Dominion Bank (The)
3.25%, 3/11/2024 40,000 39,323
2.65%, 6/12/2024 197,000 191,723
1.25%, 12/13/2024
(a)
75,000 70,417
4.69%, 9/15/2027 100,000 100,562
3.20%, 3/10/2032 100,000 89,690
4.46%, 6/08/2032 25,000 24,543
Travelers Cos., Inc. (The), 5.35%, 11/01/2040 25,000 26,691
Travelers Property Casualty Corp., 6.38%,
3/15/2033 15,000 17,080
Truist Bank, 3.30%, 5/15/2026 200,000 190,698
Truist Financial Corp.
2.50%, 8/01/2024 30,000 29,024
1.20%, 8/05/2025 50,000 46,083
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Financial – 8.4% (continued)
4.26%, 7/28/2026 50,000 49,422
3.88%, 3/19/2029 70,000 66,262
UDR, Inc.
2.95%, 9/01/2026 40,000 37,510
Series G, 3.50%, 1/15/2028 50,000 46,722
3.00%, 8/15/2031 50,000 43,574
2.10%, 8/01/2032 25,000 19,596
Unum Group
5.75%, 8/15/2042 50,000 49,300
4.50%, 12/15/2049 10,000 7,752
US Bancorp
2.40%, 7/30/2024 90,000 87,157
3.60%, 9/11/2024 10,000 9,865
1.45%, 5/12/2025 35,000 32,761
Series V, 2.38%, 7/22/2026 45,000 42,200
Series D, 3.00%, 7/30/2029 25,000 22,763
1.38%, 7/22/2030 50,000 40,588
4.97%, 7/22/2033 100,000 99,144
Ventas Realty LP
3.85%, 4/01/2027 40,000 38,559
3.00%, 1/15/2030 15,000 13,121
4.38%, 2/01/2045 15,000 12,438
4.88%, 4/15/2049 10,000 8,892
Visa, Inc.
3.15%, 12/14/2025 25,000 24,280
1.90%, 4/15/2027 125,000 114,673
4.15%, 12/14/2035 50,000 49,446
2.70%, 4/15/2040 25,000 19,970
4.30%, 12/14/2045 100,000 97,248
Voya Financial, Inc.
5.70%, 7/15/2043 50,000 50,541
4.80%, 6/15/2046 50,000 43,791
W.P. Carey, Inc., 4.25%, 10/01/2026 35,000 34,402
Wachovia Corp., 5.50%, 8/01/2035 35,000 35,993
Wells Fargo & Co.
3.55%, 9/29/2025 25,000 24,305
2.41%, 10/30/2025 50,000 47,750
2.19%, 4/30/2026 15,000 14,112
4.10%, 6/03/2026 100,000 98,409
4.54%, 8/15/2026 100,000 99,034
3.00%, 10/23/2026 10,000 9,434
3.20%, 6/17/2027 45,000 42,600
3.58%, 5/22/2028 150,000 142,567
4.81%, 7/25/2028 50,000 49,903
4.15%, 1/24/2029 20,000 19,415
Series B, 7.95%, 11/15/2029 15,000 17,071
2.88%, 10/30/2030 90,000 79,620
2.57%, 2/11/2031 125,000 107,941
4.90%, 7/25/2033 125,000 124,500
3.07%, 4/30/2041 30,000 23,441
5.38%, 11/02/2043 160,000 161,508
5.61%, 1/15/2044 150,000 155,452
4.65%, 11/04/2044 50,000 46,105
Series G, 4.90%, 11/17/2045 30,000 28,464
4.75%, 12/07/2046 20,000 18,414
5.01%, 4/04/2051 61,000 60,069
Welltower Op LLC
3.63%, 3/15/2024 10,000 9,840
4.13%, 3/15/2029 25,000 23,618

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Financial – 8.4% (continued)
2.75%, 1/15/2031 115,000 96,636
Western Alliance Bancorp, 3.00%, 6/15/2031 100,000 87,274
Western Union Co. (The)
2.85%, 1/10/2025 65,000 62,467
1.35%, 3/15/2026 50,000 44,566
2.75%, 3/15/2031 25,000 19,877
Westpac Banking Corp.
3.30%, 2/26/2024 40,000 39,413
2.89%, 2/04/2030 25,000 23,325
5.41%, 8/10/2033 25,000 24,734
4.11%, 7/24/2034 50,000 45,164
2.67%, 11/15/2035 45,000 35,296
3.02%, 11/18/2036 50,000 39,148
2.96%, 11/16/2040 41,000 29,561
Weyerhaeuser Co., 4.00%, 4/15/2030 15,000 14,151
Willis North America, Inc., 5.05%, 9/15/2048 60,000 54,132
Wintrust Financial Corp., 4.85%, 6/06/2029 25,000 23,457
WP Carey, Inc., 3.85%, 7/15/2029 25,000 23,378
XLIT Ltd., 5.25%, 12/15/2043 25,000 26,078
36,790,708
Industrial – 1.9%
3M Co.
2.88%, 10/15/2027 122,000 114,213
3.05%, 4/15/2030
(a)
15,000 13,512
3.63%, 10/15/2047 50,000 39,547
3.25%, 8/26/2049
(a)
10,000 7,324
Agilent Technologies, Inc., 2.75%, 9/15/2029 50,000 44,445
Allegion US Holding Co., Inc., 3.55%,
10/01/2027 90,000 84,254
Amcor Finance USA, Inc., 3.63%, 4/28/2026 25,000 24,010
Amphenol Corp., 2.80%, 2/15/2030 20,000 17,735
Avnet, Inc., 5.50%, 6/01/2032 50,000 49,226
Berry Global, Inc., 1.65%, 1/15/2027 25,000 21,873
Boeing Co. (The)
1.95%, 2/01/2024 65,000 63,022
4.88%, 5/01/2025 10,000 10,002
2.20%, 2/04/2026 25,000 23,084
3.25%, 2/01/2028 134,000 126,418
2.95%, 2/01/2030 10,000 8,848
5.15%, 5/01/2030 10,000 10,083
6.13%, 2/15/2033 105,000 112,961
3.60%, 5/01/2034 90,000 77,311
3.25%, 2/01/2035 45,000 36,464
6.63%, 2/15/2038 25,000 27,568
3.63%, 3/01/2048 25,000 18,211
3.85%, 11/01/2048 50,000 37,737
5.81%, 5/01/2050 85,000 86,811
3.83%, 3/01/2059 45,000 32,372
5.93%, 5/01/2060 25,000 25,499
Burlington Northern Santa Fe LLC
7.00%, 12/15/2025 20,000 21,413
6.15%, 5/01/2037 25,000 28,596
5.75%, 5/01/2040 20,000 22,007
4.90%, 4/01/2044 15,000 15,071
4.55%, 9/01/2044 27,000 26,077
4.70%, 9/01/2045 40,000 39,159
Canadian National Railway Co.
6.25%, 8/01/2034 25,000 28,527
3.20%, 8/02/2046 50,000 39,576
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Industrial – 1.9% (continued)
4.45%, 1/20/2049 100,000 95,887
Canadian Pacific Railway Co., 6.13%, 9/15/2115 50,000 54,835
Carrier Global Corp.
2.72%, 2/15/2030 25,000 21,850
3.38%, 4/05/2040 20,000 16,099
3.58%, 4/05/2050 62,000 48,277
Caterpillar Financial Services Corp.
3.30%, 6/09/2024 10,000 9,825
4.90%, 1/17/2025 50,000 50,517
1.45%, 5/15/2025 20,000 18,696
Caterpillar, Inc., 5.20%, 5/27/2041 20,000 21,467
CSX Corp.
3.40%, 8/01/2024 15,000 14,710
3.35%, 11/01/2025 25,000 24,226
6.00%, 10/01/2036 40,000 43,618
6.22%, 4/30/2040 20,000 22,714
4.75%, 11/15/2048 13,000 12,561
3.35%, 9/15/2049 250,000 193,030
3.80%, 4/15/2050 15,000 12,421
2.50%, 5/15/2051
(a)
10,000 6,608
4.25%, 11/01/2066 50,000 43,086
Deere & Co.
2.75%, 4/15/2025 10,000 9,642
5.38%, 10/16/2029 50,000 53,144
3.90%, 6/09/2042 25,000 23,596
Dover Corp., 5.38%, 10/15/2035 25,000 26,061
Eaton Corp., 4.15%, 11/02/2042 55,000 50,006
Emerson Electric Co., 1.95%, 10/15/2030 75,000 62,688
FedEx Corp.
3.25%, 4/01/2026 50,000 48,235
4.25%, 5/15/2030 10,000 9,711
4.90%, 1/15/2034 30,000 29,935
3.90%, 2/01/2035 70,000 63,053
3.88%, 8/01/2042 75,000 61,266
4.75%, 11/15/2045 15,000 13,663
4.55%, 4/01/2046 30,000 26,327
4.40%, 1/15/2047 10,000 8,649
Flex Ltd.
3.75%, 2/01/2026 25,000 24,187
4.88%, 6/15/2029 100,000 98,477
4.88%, 5/12/2030 75,000 73,517
GATX Corp.
3.85%, 3/30/2027 50,000 47,748
4.70%, 4/01/2029 30,000 29,559
3.10%, 6/01/2051 50,000 32,952
GE Capital International Funding Co. Unlimited
Co., 4.42%, 11/15/2035 200,000 194,677
General Dynamics Corp.
3.25%, 4/01/2025 50,000 48,780
3.50%, 5/15/2025 110,000 107,825
3.50%, 4/01/2027 40,000 38,867
4.25%, 4/01/2040 10,000 9,710
Honeywell International, Inc.
2.30%, 8/15/2024 25,000 24,169
2.50%, 11/01/2026 50,000 47,110
1.75%, 9/01/2031 50,000 40,989
3.81%, 11/21/2047 70,000 62,451
Hubbell, Inc., 3.15%, 8/15/2027 50,000 46,661

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Industrial – 1.9% (continued)
Huntington Ingalls Industries, Inc.
3.84%, 5/01/2025 75,000 72,704
3.48%, 12/01/2027 50,000 46,624
4.20%, 5/01/2030 25,000 23,388
IDEX Corp., 2.63%, 6/15/2031 25,000 21,416
Illinois Tool Works, Inc., 2.65%, 11/15/2026 35,000 33,142
Jabil, Inc.
4.25%, 5/15/2027 50,000 48,570
3.95%, 1/12/2028 10,000 9,542
John Deere Capital Corp.
2.13%, 3/07/2025 300,000 285,787
4.80%, 1/09/2026 150,000 152,025
2.35%, 3/08/2027
(a)
5,000 4,645
2.80%, 7/18/2029 50,000 45,758
2.45%, 1/09/2030 20,000 17,792
Kansas City Southern
2.88%, 11/15/2029 43,000 38,291
4.30%, 5/15/2043 40,000 35,316
4.70%, 5/01/2048 50,000 46,412
Keysight Technologies, Inc., 3.00%, 10/30/2029 60,000 53,652
Kirby Corp., 4.20%, 3/01/2028 65,000 61,933
L3Harris Technologies, Inc.
3.83%, 4/27/2025 75,000 73,290
4.40%, 6/15/2028 100,000 98,908
1.80%, 1/15/2031 50,000 40,204
Lafarge SA, 7.13%, 7/15/2036 40,000 44,182
Lennox International, Inc., 1.35%, 8/01/2025 50,000 45,679
Lockheed Martin Corp.
3.55%, 1/15/2026 49,000 48,176
3.80%, 3/01/2045 90,000 78,731
4.09%, 9/15/2052 50,000 45,992
Martin Marietta Materials, Inc., 3.50%,
12/15/2027 25,000 23,829
Mohawk Industries, Inc., 3.63%, 5/15/2030
(a)
10,000 9,035
Norfolk Southern Corp.
4.15%, 2/28/2048 50,000 43,991
2.90%, 8/25/2051 100,000 69,886
Northrop Grumman Corp.
5.05%, 11/15/2040 20,000 20,278
4.75%, 6/01/2043 35,000 34,281
5.25%, 5/01/2050 150,000 157,132
nVent Finance Sarl , 2.75%, 11/15/2031 100,000 81,586
Oshkosh Corp., 3.10%, 3/01/2030 105,000 92,201
Otis Worldwide Corp.
2.29%, 4/05/2027 40,000 36,698
3.36%, 2/15/2050 50,000 37,867
Packaging Corp. of America, 3.40%, 12/15/2027 45,000 42,530
Parker-Hannifin Corp.
2.70%, 6/14/2024 100,000 97,001
3.25%, 6/14/2029 25,000 23,161
4.10%, 3/01/2047 70,000 60,978
Raytheon Technologies Corp.
3.20%, 3/15/2024 5,000 4,916
3.13%, 5/04/2027 58,000 55,084
7.20%, 8/15/2027 25,000 28,124
2.25%, 7/01/2030 200,000 171,893
2.38%, 3/15/2032 50,000 42,053
6.05%, 6/01/2036 20,000 22,166
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Industrial – 1.9% (continued)
4.80%, 12/15/2043 31,000 30,228
4.63%, 11/16/2048 55,000 53,219
3.13%, 7/01/2050 125,000 94,199
3.03%, 3/15/2052 50,000 36,877
Regal Rexnord Corp., 6.05%, 4/15/2028
(b)
75,000 76,065
Republic Services, Inc.
0.88%, 11/15/2025 20,000 18,028
2.30%, 3/01/2030 50,000 43,354
1.75%, 2/15/2032
(a)
20,000 16,116
3.05%, 3/01/2050 25,000 18,483
Rockwell Automation, Inc., 2.80%, 8/15/2061 75,000 49,520
Ryder System, Inc.
2.50%, 9/01/2024 50,000 47,984
4.63%, 6/01/2025 50,000 49,656
Snap-On, Inc.
3.25%, 3/01/2027 25,000 23,992
3.10%, 5/01/2050 75,000 57,856
TD Synnex Corp., 1.25%, 8/09/2024 50,000 46,912
Textron, Inc.
4.30%, 3/01/2024 25,000 24,822
4.00%, 3/15/2026 25,000 24,395
3.65%, 3/15/2027 25,000 23,946
3.38%, 3/01/2028 84,000 78,693
Trane Technologies Global Holding Co. Ltd.,
4.30%, 2/21/2048 60,000 50,864
Tyco Electronics Group SA, 3.13%, 8/15/2027 35,000 32,961
Union Pacific Corp.
3.00%, 4/15/2027 67,000 63,903
3.60%, 9/15/2037 50,000 44,370
3.55%, 8/15/2039 50,000 43,740
4.05%, 3/01/2046 75,000 65,367
4.00%, 4/15/2047 100,000 87,660
4.50%, 9/10/2048 10,000 9,284
4.10%, 9/15/2067 15,000 12,771
3.80%, 4/06/2071 50,000 39,746
3.85%, 2/14/2072 15,000 12,086
United Parcel Service, Inc.
3.90%, 4/01/2025 50,000 49,523
3.05%, 11/15/2027 25,000 23,917
5.30%, 4/01/2050 60,000 65,672
Vontier Corp.
2.40%, 4/01/2028 75,000 61,909
2.95%, 4/01/2031 150,000 116,555
Waste Management, Inc.
3.13%, 3/01/2025 75,000 72,776
4.10%, 3/01/2045 25,000 22,840
4.15%, 7/15/2049 15,000 13,853
2.50%, 11/15/2050 20,000 13,469
Westinghouse Air Brake Technologies Corp.
4.40%, 3/15/2024 75,000 74,049
3.45%, 11/15/2026 60,000 56,645
4.95%, 9/15/2028 100,000 99,155
WRKCo , Inc.
4.65%, 3/15/2026 75,000 74,747
4.00%, 3/15/2028 25,000 23,911
8,130,005

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Technology – 1.7%
Activision Blizzard, Inc.
3.40%, 9/15/2026 10,000 9,651
1.35%, 9/15/2030 30,000 24,324
4.50%, 6/15/2047 25,000 23,632
Adobe, Inc., 2.15%, 2/01/2027 40,000 37,192
Amdocs Ltd., 2.54%, 6/15/2030 65,000 55,013
Analog Devices, Inc., 2.95%, 4/01/2025 10,000 9,697
Apple, Inc.
3.00%, 2/09/2024 9,000 8,849
1.80%, 9/11/2024 10,000 9,585
1.13%, 5/11/2025 15,000 13,974
3.20%, 5/13/2025 125,000 122,071
0.55%, 8/20/2025
(a)
10,000 9,098
0.70%, 2/08/2026 10,000 9,013
3.25%, 2/23/2026 150,000 145,729
2.45%, 8/04/2026 300,000 283,067
3.35%, 2/09/2027 281,000 273,272
2.90%, 9/12/2027 50,000 47,466
1.25%, 8/20/2030 10,000 8,128
1.65%, 2/08/2031 60,000 49,799
2.38%, 2/08/2041 60,000 44,705
3.85%, 5/04/2043 211,000 191,628
4.65%, 2/23/2046 75,000 75,537
2.65%, 5/11/2050 150,000 106,144
2.55%, 8/20/2060 50,000 32,634
2.80%, 2/08/2061 10,000 6,843
Applied Materials, Inc.
1.75%, 6/01/2030 280,000 235,278
5.10%, 10/01/2035 30,000 31,606
2.75%, 6/01/2050
(a)
100,000 73,415
AutoDesk , Inc., 2.85%, 1/15/2030 91,000 80,590
Broadcom, Inc.
4.00%, 4/15/2029
(b)
50,000 46,803
2.45%, 2/15/2031
(b)
305,000 250,496
4.15%, 4/15/2032
(b)
50,000 45,666
4.93%, 5/15/2037
(b)
50,000 45,902
3.50%, 2/15/2041
(b)
5,000 3,824
3.75%, 2/15/2051
(b)
5,000 3,715
Broadridge Financial Solutions, Inc., 3.40%,
6/27/2026 60,000 57,334
CDW LLC / CDW Finance Corp.
2.67%, 12/01/2026 50,000 45,007
4.25%, 4/01/2028 50,000 46,360
3.28%, 12/01/2028 100,000 87,987
Dell International LLC / EMC Corp.
4.00%, 7/15/2024 10,000 9,873
4.90%, 10/01/2026 50,000 49,795
3.45%, 12/15/2051
(b)
110,000 73,081
DXC Technology Co., 2.38%, 9/15/2028 30,000 25,806
Electronic Arts, Inc., 1.85%, 2/15/2031 25,000 20,418
Fidelity National Information Services, Inc.,
4.50%, 7/15/2025 50,000 49,576
Fiserv, Inc.
2.75%, 7/01/2024 25,000 24,225
4.40%, 7/01/2049 50,000 42,891
Fortinet, Inc., 1.00%, 3/15/2026 50,000 44,510
Hewlett Packard Enterprise Co.
1.45%, 4/01/2024 10,000 9,618
6.20%, 10/15/2035 50,000 54,076
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Technology – 1.7% (continued)
6.35%, 10/15/2045 20,000 21,062
HP, Inc.
3.00%, 6/17/2027 100,000 93,007
6.00%, 9/15/2041 35,000 35,552
Intel Corp.
3.15%, 5/11/2027
(a)
30,000 28,723
2.45%, 11/15/2029 80,000 70,361
4.00%, 12/15/2032 31,000 29,438
4.10%, 5/19/2046 109,000 94,074
4.10%, 5/11/2047 40,000 34,071
4.75%, 3/25/2050 150,000 138,620
3.10%, 2/15/2060 35,000 23,232
5.05%, 8/05/2062 40,000 37,426
International Business Machines Corp.
4.00%, 7/27/2025 50,000 49,378
3.45%, 2/19/2026 100,000 97,244
3.30%, 1/27/2027 100,000 95,986
1.70%, 5/15/2027 50,000 44,763
4.15%, 5/15/2039 100,000 90,480
2.85%, 5/15/2040 150,000 114,319
4.00%, 6/20/2042 25,000 21,792
Intuit, Inc., 1.65%, 7/15/2030 69,000 57,226
KLA Corp., 5.00%, 3/15/2049 50,000 49,736
Kyndryl Holdings, Inc., 2.70%, 10/15/2028
(a)
50,000 40,410
LAM Research Corp., 3.13%, 6/15/2060 50,000 35,580
Micron Technology, Inc., 4.66%, 2/15/2030 25,000 23,822
Microsoft Corp.
2.88%, 2/06/2024 30,000 29,473
2.40%, 8/08/2026 25,000 23,586
3.30%, 2/06/2027 313,000 304,796
4.20%, 11/03/2035 50,000 50,466
4.50%, 10/01/2040 75,000 76,651
4.25%, 2/06/2047 40,000 39,345
2.53%, 6/01/2050 25,000 17,822
2.92%, 3/17/2052 170,000 129,950
3.95%, 8/08/2056 25,000 22,958
3.04%, 3/17/2062 81,000 61,336
NetApp, Inc., 1.88%, 6/22/2025 10,000 9,301
NVIDIA Corp.
2.85%, 4/01/2030
(a)
124,000 112,598
3.50%, 4/01/2040 20,000 17,392
3.50%, 4/01/2050 40,000 32,731
Oracle Corp.
3.40%, 7/08/2024 50,000 48,985
1.65%, 3/25/2026 50,000 45,604
2.65%, 7/15/2026 225,000 210,728
2.80%, 4/01/2027 50,000 46,310
2.95%, 4/01/2030 22,000 19,369
2.88%, 3/25/2031 10,000 8,627
6.25%, 11/09/2032 45,000 48,926
4.30%, 7/08/2034 100,000 92,511
3.85%, 7/15/2036 125,000 107,801
3.80%, 11/15/2037 50,000 42,047
6.13%, 7/08/2039 50,000 52,730
4.13%, 5/15/2045 100,000 81,090
4.00%, 11/15/2047 30,000 23,794
3.60%, 4/01/2050 85,000 62,571
3.95%, 3/25/2051 50,000 38,912
4.38%, 5/15/2055 25,000 20,522

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Technology – 1.7% (continued)
3.85%, 4/01/2060 125,000 90,402
4.10%, 3/25/2061 10,000 7,570
QUALCOMM, Inc.
4.65%, 5/20/2035 50,000 51,182
4.80%, 5/20/2045 87,000 86,936
4.50%, 5/20/2052 10,000 9,463
Roper Technologies, Inc., 1.00%, 9/15/2025 20,000 18,242
ServiceNow , Inc., 1.40%, 9/01/2030 150,000 118,874
Teledyne FLIR LLC, 2.50%, 8/01/2030 25,000 20,976
Texas Instruments, Inc.
1.13%, 9/15/2026 50,000 44,884
2.25%, 9/04/2029 13,000 11,543
1.90%, 9/15/2031 50,000 41,849
4.15%, 5/15/2048 250,000 237,549
TSMC Arizona Corp.
3.88%, 4/22/2027 200,000 196,358
2.50%, 10/25/2031 200,000 171,183
VMware, Inc.
4.50%, 5/15/2025 25,000 24,779
1.40%, 8/15/2026 50,000 44,307
Western Digital Corp., 4.75%, 2/15/2026 150,000 144,883
Xilinx, Inc.
2.95%, 6/01/2024 35,000 34,199
2.38%, 6/01/2030 35,000 30,452
7,645,768
Utilities – 2.2%
AEP Texas, Inc., Series I, 2.10%, 7/01/2030 115,000 96,110
AEP Transmission Co. LLC
4.25%, 9/15/2048 90,000 81,541
3.80%, 6/15/2049 30,000 25,266
AES Corp. (The)
1.38%, 1/15/2026 200,000 180,188
2.45%, 1/15/2031 50,000 41,374
Alabama Power Co.
3.75%, 3/01/2045 50,000 41,388
3.13%, 7/15/2051 15,000 10,959
Ameren Corp., 1.75%, 3/15/2028 50,000 43,667
Ameren Illinois Co., 1.55%, 11/15/2030 10,000 8,136
American Water Capital Corp.
3.40%, 3/01/2025 50,000 48,835
2.95%, 9/01/2027 100,000 94,100
3.75%, 9/01/2028 40,000 38,653
2.80%, 5/01/2030 25,000 22,412
6.59%, 10/15/2037 90,000 103,799
4.00%, 12/01/2046 25,000 21,145
Arizona Public Service Co.
4.25%, 3/01/2049 50,000 41,416
3.50%, 12/01/2049 65,000 47,736
3.35%, 5/15/2050 50,000 35,762
Atmos Energy Corp.
1.50%, 1/15/2031 45,000 36,332
3.38%, 9/15/2049 50,000 39,147
Avangrid , Inc., 3.20%, 4/15/2025 25,000 24,030
Baltimore Gas & Electric Co., 2.90%, 6/15/2050 25,000 18,018
Berkshire Hathaway Energy Co.
4.05%, 4/15/2025 40,000 39,518
6.13%, 4/01/2036 35,000 38,867
2.85%, 5/15/2051 50,000 35,322
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Utilities – 2.2% (continued)
Black Hills Corp.
3.05%, 10/15/2029 150,000 131,722
3.88%, 10/15/2049 10,000 7,676
CenterPoint Energy Resources Corp.
1.75%, 10/01/2030 50,000 41,152
4.10%, 9/01/2047 25,000 21,645
Cleco Securitization I LLC, Series A-2, 4.65%,
9/01/2042 50,000 47,909
Cleveland Electric Illuminating Co. (The), 5.95%,
12/15/2036 30,000 31,062
Commonwealth Edison Co.
3.70%, 3/01/2045 100,000 83,452
Series 123, 3.75%, 8/15/2047 100,000 83,391
4.00%, 3/01/2048 20,000 17,588
4.00%, 3/01/2049 20,000 17,310
5.30%, 2/01/2053 100,000 106,816
Connecticut Light & Power Co. (The), Series A,
2.05%, 7/01/2031 50,000 42,089
Consolidated Edison Co. of New York, Inc.
6.15%, 11/15/2052 100,000 116,295
4.63%, 12/01/2054 30,000 27,651
Series C, 4.00%, 11/15/2057 50,000 41,752
Series C, 3.00%, 12/01/2060 20,000 13,629
Constellation Energy Generation LLC, 5.75%,
10/01/2041 30,000 30,523
Consumers Energy Co.
4.20%, 9/01/2052 100,000 91,316
2.50%, 5/01/2060 50,000 30,466
Delmarva Power & Light Co., 4.15%, 5/15/2045 25,000 21,965
Dominion Energy South Carolina, Inc.
5.45%, 2/01/2041 25,000 26,084
5.10%, 6/01/2065 50,000 50,932
Dominion Energy, Inc.
Series A, 1.45%, 4/15/2026 30,000 27,091
Series D, 2.85%, 8/15/2026 100,000 93,701
7.00%, 6/15/2038 25,000 28,475
Series B, 3.30%, 4/15/2041 25,000 19,772
Series C, 4.90%, 8/01/2041 25,000 23,466
Duke Energy Carolinas LLC
2.85%, 3/15/2032 100,000 87,552
4.95%, 1/15/2033 100,000 102,814
4.25%, 12/15/2041 30,000 27,528
3.75%, 6/01/2045 75,000 62,892
3.88%, 3/15/2046 75,000 63,158
3.55%, 3/15/2052 100,000 80,833
5.35%, 1/15/2053 100,000 105,872
Duke Energy Corp.
2.65%, 9/01/2026 50,000 46,776
5.00%, 12/08/2027 100,000 101,760
2.45%, 6/01/2030 95,000 81,212
3.75%, 9/01/2046 20,000 15,930
4.20%, 6/15/2049 25,000 21,174
Duke Energy Florida LLC, 1.75%, 6/15/2030 100,000 82,934
Duke Energy Indiana LLC
Series YYY, 3.25%, 10/01/2049 25,000 18,620
2.75%, 4/01/2050 45,000 30,544
Duke Energy Ohio, Inc., 3.70%, 6/15/2046 50,000 39,365
Eastern Energy Gas Holdings LLC, Series A,
2.50%, 11/15/2024 34,000 32,773

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Utilities – 2.2% (continued)
Edison International, 6.95%, 11/15/2029 100,000 108,550
El Paso Electric Co., 6.00%, 5/15/2035 58,000 60,038
Emera US Finance LP, 3.55%, 6/15/2026 10,000 9,483
ENEL Americas SA, 4.00%, 10/25/2026
(a)
50,000 48,846
ENEL Generacion Chile SA, 4.25%, 4/15/2024 25,000 24,697
Entergy Arkansas LLC, 3.50%, 4/01/2026 50,000 48,721
Entergy Louisiana LLC
2.40%, 10/01/2026 35,000 32,220
4.20%, 9/01/2048 60,000 53,166
4.75%, 9/15/2052 100,000 96,741
Essential Utilities, Inc.
3.57%, 5/01/2029 50,000 46,553
3.35%, 4/15/2050 15,000 11,107
Evergy Metro, Inc., Series 2020, 2.25%,
6/01/2030 40,000 34,038
Evergy , Inc.
2.45%, 9/15/2024 100,000 95,863
2.90%, 9/15/2029 100,000 89,025
Eversource Energy
Series O, 4.25%, 4/01/2029 100,000 97,259
Series R, 1.65%, 8/15/2030 100,000 80,367
Florida Power & Light Co.
2.85%, 4/01/2025 214,000 206,396
5.96%, 4/01/2039 25,000 27,981
3.80%, 12/15/2042 50,000 43,798
Georgia Power Co.
Series B, 2.65%, 9/15/2029 100,000 88,035
4.30%, 3/15/2042 100,000 90,206
4.30%, 3/15/2043 25,000 22,202
Idaho Power Co., Series K, 4.20%, 3/01/2048 25,000 21,800
Interstate Power & Light Co., 2.30%, 6/01/2030 15,000 12,652
ITC Holdings Corp., 3.35%, 11/15/2027 50,000 47,403
Louisville Gas & Electric Co., 4.25%, 4/01/2049 25,000 22,336
MidAmerican Energy Co.
3.50%, 10/15/2024 70,000 68,814
5.80%, 10/15/2036 50,000 55,326
4.25%, 7/15/2049 30,000 27,461
National Fuel Gas Co.
5.50%, 1/15/2026 50,000 50,214
2.95%, 3/01/2031 200,000 162,320
National Grid USA, 5.80%, 4/01/2035 25,000 25,048
National Rural Utilities Cooperative Finance
Corp.
1.00%, 6/15/2026 45,000 40,194
4.80%, 3/15/2028 100,000 101,100
4.30%, 3/15/2049 15,000 13,459
Nevada Power Co., Series EE, 3.13%, 8/01/2050 25,000 18,105
NextEra Energy Capital Holdings, Inc.
1.88%, 1/15/2027 100,000 90,293
2.25%, 6/01/2030 30,000 25,438
2.44%, 1/15/2032 50,000 41,754
3.00%, 1/15/2052 50,000 35,234
NiSource, Inc.
0.95%, 8/15/2025 15,000 13,683
5.25%, 2/15/2043 35,000 35,212
Northern States Power Co.
3.40%, 8/15/2042 25,000 20,780
4.00%, 8/15/2045 40,000 35,233
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Utilities – 2.2% (continued)
2.90%, 3/01/2050 20,000 14,596
Oglethorpe Power Corp., 5.38%, 11/01/2040 50,000 48,117
Ohio Power Co., Series R, 2.90%, 10/01/2051 25,000 17,563
Oklahoma Gas & Electric Co.
3.25%, 4/01/2030 150,000 135,656
4.15%, 4/01/2047 35,000 29,434
3.85%, 8/15/2047 25,000 20,148
Oncor Electric Delivery Co. LLC, 3.10%,
9/15/2049 40,000 30,259
Pacific Gas & Electric Co.
3.15%, 1/01/2026 10,000 9,468
2.10%, 8/01/2027 10,000 8,770
4.65%, 8/01/2028 100,000 94,904
4.55%, 7/01/2030 5,000 4,664
2.50%, 2/01/2031 50,000 40,401
4.50%, 7/01/2040 30,000 24,692
3.30%, 8/01/2040 30,000 21,531
4.20%, 6/01/2041 75,000 59,527
4.60%, 6/15/2043 100,000 81,129
4.00%, 12/01/2046 50,000 36,410
3.95%, 12/01/2047 50,000 36,228
4.95%, 7/01/2050 30,000 25,045
PacifiCorp, 4.10%, 2/01/2042 35,000 30,977
PECO Energy Co.
3.00%, 9/15/2049 40,000 29,322
2.85%, 9/15/2051 50,000 35,488
4.38%, 8/15/2052 100,000 95,050
PG&E Energy Recovery Funding LLC, Series A-3,
2.82%, 7/15/2046 25,000 18,510
PG&E Wildfire Recovery Funding LLC
Series A-1, 3.59%, 6/01/2030 46,908 45,237
Series A-2, 4.72%, 6/01/2037 50,000 50,265
Piedmont Natural Gas Co., Inc.
2.50%, 3/15/2031 25,000 21,269
3.35%, 6/01/2050 15,000 10,954
Public Service Co. of Colorado
Series 17, 6.25%, 9/01/2037 10,000 11,397
3.60%, 9/15/2042 25,000 20,948
Series 34, 3.20%, 3/01/2050 20,000 15,489
Public Service Co. of New Hampshire
3.60%, 7/01/2049 100,000 83,337
5.15%, 1/15/2053 100,000 105,971
Public Service Co. of Oklahoma, 5.25%,
1/15/2033 100,000 103,713
Public Service Electric & Gas Co.
3.95%, 5/01/2042 35,000 30,991
3.65%, 9/01/2042 25,000 21,221
3.80%, 3/01/2046 25,000 21,390
Public Service Enterprise Group, Inc.
0.80%, 8/15/2025 10,000 9,078
1.60%, 8/15/2030 60,000 48,158
Puget Energy, Inc., 4.10%, 6/15/2030 75,000 69,451
Puget Sound Energy, Inc.
5.80%, 3/15/2040 27,000 28,502
2.89%, 9/15/2051 25,000 17,079
San Diego Gas & Electric Co.
2.50%, 5/15/2026 50,000 46,917
Series XXX, 3.00%, 3/15/2032 100,000 88,520

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.6% (continued)
Utilities – 2.2% (continued)
Series RRR, 3.75%, 6/01/2047 60,000 49,805
Series TTT, 4.10%, 6/15/2049 10,000 8,772
Sempra Energy, 3.80%, 2/01/2038 15,000 13,143
Southern California Edison Co.
2.25%, 6/01/2030 125,000 107,056
Series G, 2.50%, 6/01/2031 25,000 21,354
5.95%, 11/01/2032 100,000 108,957
6.00%, 1/15/2034 160,000 174,224
Series 05-E, 5.35%, 7/15/2035 40,000 40,819
4.50%, 9/01/2040 75,000 67,913
Series C, 3.60%, 2/01/2045 25,000 19,346
Series B, 4.88%, 3/01/2049 25,000 23,764
Southern California Gas Co.
3.15%, 9/15/2024 40,000 38,985
3.75%, 9/15/2042 35,000 29,204
Series VV, 4.30%, 1/15/2049 65,000 57,036
Series WW, 3.95%, 2/15/2050 15,000 12,500
Southern Co. (The), Series A, 3.70%, 4/30/2030 10,000 9,365
Southern Co. Gas Capital Corp.
4.40%, 5/30/2047 90,000 77,401
Series 21A, 3.15%, 9/30/2051 25,000 17,685
Southern Power Co., 5.25%, 7/15/2043 20,000 19,146
Southwest Gas Corp.
3.70%, 4/01/2028 140,000 131,644
2.20%, 6/15/2030 130,000 106,905
4.15%, 6/01/2049 25,000 19,581
Southwestern Electric Power Co.
Series N, 1.65%, 3/15/2026 125,000 113,793
Series J, 3.90%, 4/01/2045 40,000 32,543
Tampa Electric Co., 3.88%, 7/12/2024 50,000 49,198
Toledo Edison Co. (The), 6.15%, 5/15/2037 25,000 27,124
Tucson Electric Power Co., 1.50%, 8/01/2030 50,000 39,740
Union Electric Co.
2.95%, 3/15/2030 50,000 45,291
3.25%, 10/01/2049 75,000 56,549
Virginia Electric & Power Co.
Series A, 3.15%, 1/15/2026 180,000 174,525
Series A, 3.80%, 4/01/2028 50,000 48,323
Series B, 3.80%, 9/15/2047 20,000 16,466
4.60%, 12/01/2048 20,000 18,584
2.45%, 12/15/2050 35,000 22,521
WEC Energy Group, Inc., 2.20%, 12/15/2028 50,000 43,719
Wisconsin Power & Light Co., 1.95%, 9/16/2031 50,000 40,672
Xcel Energy, Inc.
2.60%, 12/01/2029 10,000 8,790
3.50%, 12/01/2049 25,000 19,598
9,579,356
Total Corporate Bonds (cost $117,932,527) 107,961,510
Foreign Governmental – 1.4%
Chile Government International Bond
3.24%, 2/06/2028 40,000 37,952
2.45%, 1/31/2031 20,000 17,135
3.10%, 1/22/2061 100,000 66,403
Hydro-Quebec, Series HH, 8.50%, 12/01/2029 25,000 31,279
Indonesia Government International Bond
3.50%, 1/11/2028 199,000 190,833
3.40%, 9/18/2029
(a)
70,000 65,469
2.85%, 2/14/2030 200,000 181,500
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Foreign Governmental – 1.4% (continued)
1.85%, 3/12/2031 20,000 16,479
3.05%, 3/12/2051
(a)
20,000 15,091
Israel Government AID Bond, 5.50%, 9/18/2033 40,000 44,840
Israel Government International Bond, 3.88%,
7/03/2050 160,000 136,478
Korea International Bond, 4.13%, 6/10/2044 200,000 193,605
Mexico Government International Bond
4.50%, 4/22/2029 50,000 49,122
3.25%, 4/16/2030
(a)
75,000 67,762
2.66%, 5/24/2031 50,000 42,042
4.75%, 4/27/2032 60,000 58,037
Series A, 7.50%, 4/08/2033 150,000 171,632
Series A, 6.75%, 9/27/2034 89,000 97,352
6.05%, 1/11/2040 40,000 40,832
4.28%, 8/14/2041 100,000 82,333
4.75%, 3/08/2044 174,000 149,436
4.50%, 1/31/2050 150,000 121,707
5.75%, 10/12/2110 20,000 18,039
Panama Government International Bond
7.13%, 1/29/2026 175,000 186,146
9.38%, 4/01/2029 100,000 121,132
6.70%, 1/26/2036 40,000 43,400
Peruvian Government International Bond
2.39%, 1/23/2026 20,000 18,633
4.13%, 8/25/2027
(a)
100,000 97,496
2.84%, 6/20/2030 20,000 17,298
2.78%, 1/23/2031 200,000 169,657
1.86%, 12/01/2032 165,000 123,756
8.75%, 11/21/2033 20,000 24,969
3.23%, 7/28/2121 100,000 60,739
Philippine Government International Bond
9.50%, 2/02/2030 117,000 150,761
1.95%, 1/06/2032 100,000 81,651
2.65%, 12/10/2045 350,000 244,964
Province of Alberta Canada
3.30%, 3/15/2028 25,000 24,259
1.30%, 7/22/2030 325,000 268,734
Province of British Columbia Canada
Series 10, 1.75%, 9/27/2024 20,000 19,118
0.90%, 7/20/2026 50,000 45,071
1.30%, 1/29/2031
(a)
220,000 181,434
Province of Manitoba Canada, 2.13%,
6/22/2026 310,000 290,920
Province of Ontario Canada
3.20%, 5/16/2024 30,000 29,442
0.63%, 1/21/2026 10,000 9,032
1.05%, 4/14/2026 15,000 13,618
2.50%, 4/27/2026 175,000 165,971
1.05%, 5/21/2027 65,000 57,488
1.13%, 10/07/2030 50,000 40,702
1.60%, 2/25/2031 130,000 109,098
Province of Quebec Canada
Series QX, 1.50%, 2/11/2025 127,000 120,028
0.60%, 7/23/2025 100,000 91,692
2.50%, 4/20/2026 20,000 19,074
2.75%, 4/12/2027 150,000 142,903
1.90%, 4/21/2031 15,000 12,885
Republic of Italy Government International
Bond
0.88%, 5/06/2024 150,000 141,200

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Foreign Governmental – 1.4% (continued)
1.25%, 2/17/2026 216,000 191,256
5.38%, 6/15/2033 40,000 40,030
4.00%, 10/17/2049 20,000 15,126
3.88%, 5/06/2051 105,000 75,066
Svensk Exportkredit AB
Series G, 0.63%, 5/14/2025 200,000 183,783
5/11/2037
(c)
30,000 16,035
Uruguay Government International Bond
4.38%, 10/27/2027 50,000 50,630
5.10%, 6/18/2050 200,000 203,022
4.98%, 4/20/2055 142,000 141,444
Total Foreign Governmental (cost
$6,601,667) 5,935,021
Municipal Securities – 0.3%
California State University, RB, 2.72%,
11/01/2052 50,000 35,428
City of Los Angeles Department of Airports
Customer Facility Charge, RB, 4.24%,
5/15/2048 200,000 178,976
City of San Francisco, CA Public Utilities
Commission Water, RB, 6.95%, 11/01/2050 110,000 142,628
Commonwealth of Massachusetts, RB, 4.11%,
7/15/2031 100,000 98,784
Los Angeles Department of Water & Power, RB,
5.72%, 7/01/2039 200,000 225,646
Michigan State University, RB, 4.17%,
8/15/2122 100,000 81,783
Municipal Electric Authority of Georgia, RB,
6.64%, 4/01/2057 100,000 113,057
New Jersey Turnpike Authority, RB, 7.10%,
1/01/2041 20,000 25,425
North Texas Tollway Authority, RB, 6.72%,
1/01/2049 15,000 19,195
Ohio State University (The), RB, 4.80%,
6/01/2111 10,000 9,000
Port Authority of New York & New Jersey, RB,
4.96%, 8/01/2046 100,000 104,406
Regents of The University of California Medical
Center Pooled, RB, 6.58%, 5/15/2049 100,000 121,834
State Board of Administration Finance Corp., RB,
1.71%, 7/01/2027 100,000 89,140
State of California, GO
7.30%, 10/01/2039 50,000 63,707
7.60%, 11/01/2040 15,000 20,327
State of Illinois Sales Tax Securitization Corp.,
RB, 3.59%, 1/01/2043 30,000 25,412
State of Illinois, GO, 5.10%, 6/01/2033 20,000 19,851
University of Michigan, RB, 4.45%, 4/01/2122 50,000 44,780
University of Virginia, RB, 2.58%, 11/01/2051 50,000 35,192
Total Municipal Securities (cost $1,669,641) 1,454,571
Supranational Bank – 1.6%
African Development Bank, Series G, 4.38%,
11/03/2027 150,000 153,569
Asian Development Bank
Series G, 0.38%, 9/03/2025 95,000 86,497
Series G, 1.00%, 4/14/2026 50,000 45,612
Series G, 1.50%, 1/20/2027 50,000 45,765
Series G, 3.13%, 8/20/2027 400,000 389,171
2.75%, 1/19/2028 50,000 47,786
1.75%, 9/19/2029 150,000 132,776
0.75%, 10/08/2030 150,000 120,895
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Supranational Bank – 1.6% (continued)
Series G, 3.88%, 9/28/2032 250,000 253,789
Series G, 4.00%, 1/12/2033
(a)
50,000 51,155
Asian Infrastructure Investment Bank (The)
0.50%, 10/30/2024 50,000 46,650
0.50%, 5/28/2025 125,000 114,450
Corp. Andina de Fomento , 1.63%, 9/23/2025 92,000 84,885
European Bank For Reconstruction &
Development
1.63%, 9/27/2024 150,000 143,273
Series G, 0.50%, 11/25/2025 50,000 45,372
European Investment Bank
2.63%, 3/15/2024 250,000 244,401
1.88%, 2/10/2025 50,000 47,726
0.38%, 12/15/2025 5,000 4,524
0.38%, 3/26/2026 10,000 8,957
2.38%, 5/24/2027 150,000 141,905
0.63%, 10/21/2027 155,000 134,569
3.88%, 3/15/2028 100,000 100,863
1.75%, 3/15/2029 150,000 134,219
1.25%, 2/14/2031 150,000 126,399
Export-Import Bank of Korea, 0.63%,
6/29/2024 200,000 188,958
Inter-American Development Bank
2.13%, 1/15/2025 50,000 48,002
2.00%, 6/02/2026 15,000 14,069
1.50%, 1/13/2027 100,000 91,533
0.63%, 9/16/2027 65,000 56,400
1.13%, 7/20/2028 50,000 43,573
3.13%, 9/18/2028 50,000 48,348
1.13%, 1/13/2031 260,000 214,499
3.88%, 10/28/2041 150,000 146,064
Inter-American Investment Corp., 2.63%,
4/22/2025 100,000 96,346
International Bank For Reconstruction &
Development
2.25%, 3/28/2024 200,000 194,620
1.50%, 8/28/2024 75,000 71,655
2.50%, 11/25/2024 320,000 309,630
0.75%, 3/11/2025 50,000 46,535
0.38%, 7/28/2025 350,000 320,034
2.50%, 7/29/2025 123,000 118,560
0.50%, 10/28/2025 75,000 68,240
3.13%, 11/20/2025 75,000 73,250
3.13%, 6/15/2027 50,000 48,699
2.50%, 11/22/2027 85,000 80,374
0.88%, 5/14/2030 50,000 41,092
0.75%, 8/26/2030 75,000 60,525
1.25%, 2/10/2031 10,000 8,351
2.50%, 3/29/2032 100,000 91,219
International Finance Corp., Series G, 1.38%,
10/16/2024 350,000 332,726
Japan Bank For International Cooperation
0.63%, 7/15/2025 50,000 45,642
2.75%, 1/21/2026 200,000 191,251
2.25%, 11/04/2026 224,000 208,138
2.88%, 6/01/2027 200,000 189,390
2.75%, 11/16/2027 64,000 60,030
1.25%, 1/21/2031 490,000 395,394
Japan International Cooperation Agency, 3.38%,
6/12/2028 50,000 47,890
Korea Development Bank (The)

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Supranational Bank – 1.6% (continued)
2.13%, 10/01/2024 15,000 14,383
3.38%, 9/16/2025 200,000 193,661
2.00%, 10/25/2031 100,000 82,039
Total Supranational Bank (cost $7,307,594) 6,946,328
U.S. Government Agencies – 29.9%
Federal Farm Credit Banks Funding Corp.
0.25%, 2/26/2024 50,000 47,639
0.73%, 5/27/2025 200,000 183,651
0.75%, 12/16/2026 116,000 101,728
1.12%, 9/01/2028 50,000 42,465
1.10%, 8/10/2029 96,000 78,868
1.23%, 7/29/2030 26,000 20,924
1.15%, 8/12/2030 150,000 120,028
1.24%, 9/03/2030 550,000 441,938
1.38%, 1/14/2031 150,000 120,534
1.79%, 6/22/2035 200,000 146,445
Federal Home Loan Banks
2.50%, 2/13/2024 385,000 376,091
2.88%, 6/14/2024 110,000 107,265
2.75%, 12/13/2024 10,000 9,700
2.38%, 3/14/2025 230,000 221,399
0.50%, 4/14/2025 300,000 277,107
1.00%, 3/23/2026 185,250 166,650
3.00%, 3/12/2027 300,000 291,635
3.25%, 11/16/2028 355,000 347,571
Federal Home Loan Mortgage Corporation
1.50%, 2/12/2025
(d)
319,000 302,389
0.38%, 7/21/2025
(d)
100,000 91,317
0.38%, 9/23/2025
(d)
525,000 478,036
2.50%, 9/01/2027 13,475 12,878
4.00%, 7/01/2029 9,560 9,396
6.75%, 9/15/2029
(d)
50,000 58,879
3.00%, 2/01/2031 25,395 24,547
6.75%, 3/15/2031
(d)
50,000 60,401
2.50%, 12/01/2031 15,945 15,143
2.50%, 3/01/2032 91,542 86,940
6.25%, 7/15/2032
(d)
70,000 83,929
3.00%, 9/01/2032 44,682 42,985
3.00%, 10/01/2032 18,440 17,825
3.00%, 1/01/2033 5,556 5,371
3.00%, 2/01/2033 17,702 17,112
3.50%, 2/01/2033 73,482 72,341
3.00%, 4/01/2033 66,677 64,446
3.00%, 4/01/2033 28,662 27,720
3.00%, 7/01/2033 89,556 85,006
3.00%, 8/01/2034 18,144 17,484
2.50%, 11/01/2034 25,715 24,196
3.50%, 3/01/2035 8,075 7,858
2.50%, 4/01/2035 14,440 13,587
3.00%, 4/01/2035 30,688 29,566
3.00%, 4/01/2035 51,262 49,397
2.50%, 5/01/2035 38,393 36,090
3.00%, 6/01/2035 81,280 78,566
3.00%, 6/01/2035 44,038 42,429
2.00%, 8/01/2035 219,565 200,208
2.50%, 8/01/2035 22,321 20,982
2.50%, 9/01/2035 123,260 115,866
2.00%, 10/01/2035 365,045 332,862
1.50%, 11/01/2035 510,109 454,088
2.00%, 11/01/2035 57,985 52,873
1.50%, 12/01/2035 78,008 69,441
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.9% (continued)
Federal Home Loan Mortgage Corporation
(continued)
1.50%, 2/01/2036 443,985 395,225
2.00%, 2/01/2036 199,711 182,104
2.50%, 6/01/2036 335,660 314,641
2.00%, 8/01/2036 206,176 187,931
2.50%, 8/01/2036 118,500 111,080
1.50%, 9/01/2036 42,729 37,976
1.00%, 10/01/2036 66,308 57,398
1.50%, 10/01/2036 78,145 69,452
2.00%, 10/01/2036 106,844 97,390
2.50%, 10/01/2036 24,216 22,700
1.50%, 11/01/2036 88,290 78,469
2.00%, 11/01/2036 43,195 39,372
1.50%, 1/01/2037 90,278 80,236
1.50%, 2/01/2037 182,621 162,307
1.50%, 2/01/2037 270,066 240,025
1.50%, 3/01/2037 230,440 204,362
2.00%, 4/01/2037 78,697 71,602
2.00%, 4/01/2037 234,225 213,108
3.00%, 5/01/2037
(d)
16,128 15,276
3.00%, 5/01/2037 21,504 20,362
3.00%, 9/01/2037 62,260 59,689
3.50%, 10/01/2037 71,922 70,161
3.50%, 12/01/2037 24,561 23,960
3.00%, 11/01/2039 43,087 40,769
3.00%, 3/01/2040 90,482 85,614
2.50%, 4/01/2040 7,197 6,482
2.00%, 8/01/2040 90,485 78,834
2.50%, 9/01/2040 55,757 50,213
2.50%, 10/01/2040 15,731 14,167
2.00%, 11/01/2040 72,967 63,572
4.00%, 11/01/2040 55,107 54,752
1.50%, 1/01/2041 20,048 16,423
2.00%, 3/01/2041 20,171 17,553
1.50%, 5/01/2041 194,474 159,160
4.50%, 5/01/2041
(d)
104,174 105,881
2.50%, 6/01/2041 143,894 129,755
2.00%, 8/01/2041 144,874 126,069
2.00%, 12/01/2041 343,858 299,226
1.50%, 2/01/2042 46,740 38,253
2.00%, 3/01/2042 203,276 176,936
2.50%, 5/01/2042 95,395 85,833
4.00%, 9/01/2042 24,261 23,725
3.00%, 12/01/2042
(d)
17,135 16,067
3.00%, 1/01/2043
(d)
46,803 43,887
3.50%, 2/01/2043 51,094 49,392
3.00%, 4/01/2043 65,037 60,947
3.50%, 10/01/2043 171,444 165,667
3.50%, 12/01/2044
(d)
45,009 43,377
4.00%, 12/01/2044 20,707 20,537
3.00%, 1/01/2045 323,536 301,187
4.00%, 2/01/2045 47,182 46,795
3.00%, 5/01/2045 9,624 8,951
3.50%, 7/01/2045
(d)
71,173 68,111
3.50%, 7/01/2045 53,309 51,117
4.00%, 9/01/2045 118,253 117,253
3.50%, 10/01/2045 58,365 55,965
4.50%, 10/01/2045 68,031 69,407
4.00%, 11/01/2045 199,660 197,972
3.50%, 12/01/2045 7,406 7,102
3.50%, 8/01/2046
(d)
62,925 60,170

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.9% (continued)
Federal Home Loan Mortgage Corporation
(continued)
3.00%, 11/01/2046 52,290 48,658
3.00%, 12/01/2046 157,505 146,565
3.00%, 1/01/2047 52,111 48,491
3.00%, 8/01/2047 43,950 40,897
4.00%, 8/01/2047
(d)
41,552 40,813
3.00%, 9/01/2047 214,747 199,831
3.50%, 9/01/2047 18,046 17,280
4.50%, 10/01/2047 68,595 69,398
3.50%, 6/01/2048 67,838 64,865
3.50%, 7/01/2048 17,410 16,647
4.50%, 8/01/2048 80,261 81,008
4.00%, 1/01/2049 149,417 146,961
4.50%, 3/01/2049
(d)
25,557 25,647
3.50%, 5/01/2049 116,307 110,847
4.00%, 7/01/2049 195,126 191,755
3.00%, 9/01/2049 36,052 33,222
3.00%, 10/01/2049 285,831 263,396
3.00%, 10/01/2049 41,580 38,316
5.00%, 10/01/2049 57,038 58,421
2.50%, 1/01/2050 35,295 31,300
3.00%, 2/01/2050 53,019 48,858
4.50%, 2/01/2050 20,126 20,294
3.00%, 3/01/2050 34,151 31,471
3.00%, 4/01/2050 159,489 146,737
2.50%, 6/01/2050 71,933 63,625
2.50%, 6/01/2050 182,301 161,244
2.50%, 6/01/2050 61,579 54,466
2.50%, 7/01/2050 393,027 347,629
2.50%, 7/01/2050 169,387 149,822
2.50%, 8/01/2050 13,727 12,142
2.00%, 9/01/2050 321,976 273,058
2.50%, 9/01/2050 275,324 243,522
2.00%, 10/01/2050 155,824 132,150
2.00%, 10/01/2050 116,286 98,619
2.50%, 10/01/2050 129,275 114,343
2.50%, 10/01/2050 148,293 131,164
3.00%, 10/01/2050 34,348 31,602
2.00%, 12/01/2050 186,175 157,890
1.50%, 1/01/2051 70,629 56,625
1.50%, 1/01/2051 772,461 619,298
2.50%, 1/01/2051 1,046,415 925,546
1.50%, 2/01/2051 21,310 17,085
2.00%, 2/01/2051 81,213 68,874
2.50%, 2/01/2051 204,361 180,756
2.50%, 3/01/2051 268,792 237,745
1.50%, 4/01/2051 229,134 183,732
2.00%, 4/01/2051 280,986 237,498
2.00%, 4/01/2051 238,004 201,169
2.00%, 4/01/2051 487,124 413,115
2.50%, 4/01/2051 491,146 432,214
2.00%, 5/01/2051 108,266 91,510
2.00%, 5/01/2051 517,389 437,314
2.00%, 5/01/2051 353,066 298,423
2.00%, 5/01/2051 333,762 282,107
2.50%, 5/01/2051 185,028 162,826
2.50%, 5/01/2051 211,061 185,736
2.50%, 5/01/2051 411,011 361,694
1.50%, 6/01/2051 248,298 199,099
3.00%, 6/01/2051 107,468 98,205
2.50%, 7/01/2051 130,529 114,867
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.9% (continued)
Federal Home Loan Mortgage Corporation
(continued)
3.00%, 7/01/2051 687,918 628,628
3.00%, 7/01/2051 344,952 315,221
1.50%, 8/01/2051 184,695 148,099
2.00%, 8/01/2051 320,513 270,908
1.50%, 9/01/2051 323,175 259,139
2.00%, 9/01/2051 319,178 269,780
2.00%, 9/01/2051 22,882 19,341
2.00%, 9/01/2051 520,133 439,633
2.00%, 9/01/2051 367,661 310,759
2.50%, 9/01/2051 419,846 369,469
2.50%, 9/01/2051 181,586 159,798
3.50%, 9/01/2051 120,974 114,150
1.50%, 10/01/2051 187,620 150,444
2.00%, 10/01/2051 59,852 50,589
2.00%, 10/01/2051 208,641 176,351
2.50%, 10/01/2051 364,496 320,760
2.50%, 10/01/2051 647,505 569,811
1.50%, 11/01/2051 139,210 111,627
2.00%, 11/01/2051 407,777 344,666
2.50%, 11/01/2051 91,349 80,388
2.00%, 12/01/2051 139,518 117,925
2.50%, 12/01/2051 223,044 196,281
2.00%, 1/01/2052 554,054 468,304
2.00%, 2/01/2052 307,950 260,289
2.50%, 2/01/2052 184,433 162,303
2.50%, 2/01/2052 211,792 186,379
2.00%, 3/01/2052 618,695 521,121
2.00%, 3/01/2052 169,421 142,702
3.00%, 3/01/2052 927,984 844,222
2.00%, 4/01/2052 168,208 141,680
2.50%, 4/01/2052 188,143 165,568
3.50%, 4/01/2052 94,648 88,990
3.00%, 5/01/2052 73,651 67,003
3.00%, 5/01/2052 141,598 128,817
3.00%, 5/01/2052 678,673 617,415
3.50%, 5/01/2052 819,010 770,052
3.50%, 5/01/2052 167,652 157,630
3.00%, 6/01/2052 178,273 162,182
4.00%, 6/01/2052 23,987 23,187
4.00%, 7/01/2052 97,470 94,221
4.00%, 7/01/2052 247,388 239,143
4.00%, 8/01/2052 72,443 70,029
3.50%, 9/01/2052 83,567 78,572
4.50%, 9/01/2052 413,231 409,024
4.50%, 9/01/2052 263,453 260,771
4.50%, 9/01/2052 96,682 95,697
5.00%, 9/01/2052 24,428 24,637
4.00%, 10/01/2052 490,899 474,538
5.00%, 12/01/2052 24,882 25,095
5.50%, 12/01/2052 24,677 25,219
4.00%, 1/01/2053 274,285 265,144
Federal Home Loan Mortgage Corporation
Mutifamily Structured Pass-Through Ctfs .
Series 2014-K038, Class A2, 3.39%,
3/25/2024
(d)
194,683 191,398
Series 2015-KS03, Class A4, 3.16%,
5/25/2025
(d)
35,000 34,142
Series 2015-K051, Class A2, 3.31%,
9/25/2025
(d)
200,000 194,882

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.9% (continued)
Federal Home Loan Mortgage Corporation
Mutifamily Structured Pass-Through Ctfs.
(continued)
Series 2019-K736, Class A2, 2.28%,
7/25/2026
(d)
50,000 47,091
Series 2016-K058, Class AM, 2.72%,
8/25/2026
(d)
90,000 85,509
Series 2017-K064, Class A2, 3.22%,
3/25/2027
(d)
20,000 19,354
Series 2017-K069, Class A2, 3.19%,
9/25/2027
(d)
150,000 144,700
Series 2018-K072, Class A1, 3.25%,
11/25/2027
(d)
91,273 88,834
Series 2018-K072, Class A2, 3.44%,
12/25/2027
(d)
160,000 155,985
Series 2018-K077, Class A1, 3.70%,
3/25/2028
(d)
26,079 25,634
Series 2021-K743, Class A2, 1.77%,
5/25/2028
(d)
75,000 67,057
Series 2018-K077, Class A2, 3.85%,
5/25/2028
(d)
50,000 49,580
Series 2018-K081, Class AM, 3.90%,
8/25/2028
(d)
50,000 49,490
Series 2019-K087, Class A2, 3.77%,
12/25/2028
(d)
130,000 128,171
Series 2019-K089, Class AM, 3.63%,
1/25/2029
(d)
60,000 58,438
Series 2019-K099, Class A2, 2.60%,
9/25/2029
(d)
240,000 220,020
Series 2020-K106, Class A1, 1.78%,
10/25/2029
(d)
58,070 52,517
Series 2019-K101, Class A2, 2.52%,
10/25/2029
(d)
10,000 9,113
Series 2020-K105, Class A2, 1.87%,
1/25/2030
(d)
90,000 78,254
Series 2016-K152, Class A1, 2.83%,
5/25/2030
(d)
37,312 35,442
Series 2020-K121, Class A2, 1.55%,
10/25/2030
(d)
140,000 116,886
Series 2021-K123, Class A2, 1.62%,
12/25/2030
(d)
200,000 167,595
Series 2021-K126, Class A2, 2.07%,
1/25/2031
(d)
50,000 43,314
Series 2019-1510, Class A2, 3.72%,
1/25/2031
(d)
145,000 141,170
Series 2017-K153, Class A3, 3.12%,
10/25/2031
(d)
50,000 46,595
Series 2021-K136, Class A2, 2.13%,
11/25/2031
(d)
120,000 103,081
Series 2022-K137, Class A2, 2.35%,
11/25/2031
(d)
200,000 174,890
Series 2022-K142, Class A2, 2.40%,
3/25/2032
(d)
30,000 26,258
Series 2019-1513, Class A3, 2.80%,
8/25/2034
(d)
20,000 17,481
Federal National Mortgage Association
1.75%, 7/02/2024
(d)
25,000 24,043
2.63%, 9/06/2024
(d)
420,000 408,799
1.63%, 1/07/2025
(d)
275,000 261,701
0.63%, 4/22/2025
(d)
30,000 27,741
0.38%, 8/25/2025
(d)
30,000 27,340
0.50%, 11/07/2025
(d)
171,000 155,578
0.64%, 12/30/2025
(d)
200,000 180,076
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.9% (continued)
Federal National Mortgage Association
(continued)
1.88%, 9/24/2026
(d)
140,000 131,142
3.00%, 11/01/2026
(d)
18,372 17,773
3.00%, 12/01/2026
(d)
10,352 10,015
3.00%, 12/01/2026
(d)
37,345 36,127
3.00%, 12/01/2026
(d)
10,475 10,133
3.00%, 6/01/2027
(d)
10,614 10,242
0.75%, 10/08/2027
(a)(d)
100,000 87,427
3.00%, 2/01/2028
(d)
16,287 15,717
2.50%, 6/01/2028
(d)
37,215 35,358
3.00%, 9/01/2028
(d)
66,750 64,619
7.13%, 1/15/2030
(d)
50,000 60,574
3.00%, 7/01/2030
(d)
44,894 43,461
2.00%, 8/01/2030
(d)
43,566 41,326
3.50%, 8/01/2030
(d)
17,015 16,626
0.88%, 8/05/2030
(d)
165,000 135,354
2.00%, 10/01/2030
(d)
9,982 9,469
6.63%, 11/15/2030
(d)
75,000 89,922
2.50%, 3/01/2031
(d)
51,261 48,702
3.50%, 4/01/2031
(d)
62,345 61,465
3.00%, 8/01/2031
(d)
17,026 16,457
2.50%, 10/01/2031
(d)
102,511 97,362
2.00%, 11/01/2031
(d)
28,879 26,974
2.50%, 11/01/2031
(d)
345,645 328,269
3.50%, 11/01/2031
(d)
15,705 15,493
2.50%, 1/01/2032
(d)
69,261 65,779
2.50%, 1/01/2032
(d)
12,899 12,250
3.00%, 1/01/2032
(d)
181,979 175,903
3.50%, 1/01/2032
(d)
14,694 14,406
3.00%, 2/01/2032
(d)
17,735 17,143
3.50%, 4/01/2032
(d)
16,463 16,207
3.00%, 8/01/2032
(d)
72,660 69,900
3.50%, 8/01/2032
(d)
65,960 64,952
3.00%, 9/01/2032
(d)
26,067 25,077
2.50%, 1/01/2033
(d)
22,306 21,185
3.00%, 2/01/2033
(d)
120,458 116,441
3.00%, 2/01/2033
(d)
38,161 36,889
3.50%, 5/01/2033
(d)
25,750 25,351
2.50%, 7/01/2033
(d)
25,302 24,030
4.00%, 4/01/2034
(d)
11,161 11,205
2.50%, 8/01/2034
(d)
46,913 44,142
3.50%, 9/01/2034
(d)
21,723 21,167
4.00%, 10/01/2034
(d)
52,212 51,877
3.00%, 1/01/2035
(d)
44,578 42,957
3.00%, 2/01/2035
(d)
7,551 7,277
2.50%, 3/01/2035
(d)
179,004 168,432
3.50%, 3/01/2035
(d)
9,015 8,876
4.00%, 3/01/2035
(d)
34,115 34,089
2.00%, 7/01/2035
(d)
25,979 23,689
2.50%, 7/01/2035
(d)
107,902 101,430
2.50%, 7/01/2035
(d)
23,915 22,480
2.00%, 8/01/2035
(d)
52,038 47,450
2.00%, 9/01/2035
(d)
97,360 88,776
2.50%, 9/01/2035
(d)
46,452 43,666
2.50%, 9/01/2035
(d)
90,884 85,432
3.00%, 9/01/2035
(d)
23,448 22,591
1.50%, 10/01/2035
(d)
254,617 226,654
2.00%, 10/01/2035
(d)
189,439 172,738
2.00%, 10/01/2035
(d)
34,681 31,624
2.00%, 10/01/2035
(d)
15,727 14,341
2.00%, 10/01/2035
(d)
289,450 263,931

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.9% (continued)
Federal National Mortgage Association
(continued)
5.50%, 10/01/2035
(d)
12,855 13,418
1.50%, 11/01/2035
(d)
16,763 14,922
2.00%, 11/01/2035
(d)
157,931 144,007
2.50%, 11/01/2035
(d)
41,057 38,595
2.00%, 12/01/2035
(d)
97,790 89,169
2.00%, 12/01/2035
(d)
31,625 28,837
2.50%, 1/01/2036
(d)
74,060 69,617
2.00%, 2/01/2036
(d)
75,742 69,065
2.50%, 2/01/2036
(d)
46,135 43,367
2.00%, 3/01/2036
(d)
143,415 130,771
1.50%, 4/01/2036
(d)
20,488 18,209
2.50%, 4/01/2036
(d)
18,694 17,761
3.00%, 4/01/2036
(d)
69,807 66,147
1.50%, 5/01/2036
(d)
40,749 36,216
1.50%, 5/01/2036
(d)
161,745 143,753
2.00%, 5/01/2036
(d)
39,494 36,000
2.00%, 5/01/2036
(d)
73,725 67,201
1.50%, 6/01/2036
(d)
163,214 145,290
2.00%, 6/01/2036
(d)
333,143 303,664
2.00%, 6/01/2036
(d)
240,866 219,552
1.50%, 7/01/2036
(d)
102,304 90,924
2.00%, 7/01/2036
(d)
280,398 255,586
2.00%, 8/01/2036
(d)
452,068 412,065
1.50%, 9/01/2036
(d)
280,587 249,376
2.00%, 9/01/2036
(d)
84,924 77,409
1.50%, 10/01/2036
(d)
44,427 39,485
1.50%, 10/01/2036
(d)
43,896 39,013
2.00%, 10/01/2036
(d)
128,805 117,407
1.50%, 11/01/2036
(d)
66,730 59,307
2.00%, 11/01/2036
(d)
160,782 146,554
2.00%, 12/01/2036
(d)
89,853 81,902
3.50%, 12/01/2036
(d)
58,343 57,042
2.50%, 1/01/2037
(d)
255,906 239,881
3.50%, 1/01/2037
(d)
16,456 16,013
2.00%, 2/01/2037
(d)
248,448 226,463
2.50%, 2/01/2037
(d)
16,059 14,916
1.50%, 3/01/2037
(d)
161,208 142,965
2.00%, 3/01/2037
(d)
97,905 89,242
2.50%, 3/01/2037
(d)
90,040 84,315
2.00%, 4/01/2037
(d)
125,421 114,113
2.00%, 4/01/2037
(d)
23,239 21,143
2.50%, 4/01/2037
(d)
92,407 86,530
2.50%, 5/01/2037
(d)
115,895 108,525
3.00%, 5/01/2037
(d)
22,876 21,931
3.50%, 5/01/2037
(d)
110,954 108,721
3.50%, 9/01/2037
(d)
23,550 22,973
3.50%, 11/01/2037
(d)
87,312 84,930
4.00%, 11/01/2037
(d)
97,013 96,422
4.50%, 11/01/2037
(d)
48,117 48,519
3.00%, 12/01/2037
(d)
42,487 40,231
2.00%, 1/15/2038
(d)(e)
50,000 45,464
2.50%, 1/15/2038
(d)(e)
100,000 93,548
1.50%, 2/15/2038
(d)(e)
75,000 66,529
2.00%, 2/15/2038
(d)(e)
25,000 22,744
3.00%, 2/15/2038
(d)(e)
325,000 311,608
2.50%, 3/01/2038
(d)
18,701 17,371
3.00%, 5/01/2038
(d)
33,250 31,485
3.50%, 6/01/2039
(d)
64,104 61,869
4.50%, 6/01/2039
(d)
20,970 21,301
4.00%, 11/01/2039
(d)
15,423 15,276
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.9% (continued)
Federal National Mortgage Association
(continued)
4.50%, 2/01/2040
(d)
23,017 23,381
6.00%, 4/01/2040
(d)
31,327 33,321
2.50%, 5/01/2040
(d)
8,977 8,085
2.00%, 8/01/2040
(d)
34,521 30,076
2.50%, 8/01/2040
(d)
40,160 36,166
2.00%, 9/01/2040
(d)
59,132 51,518
4.00%, 10/01/2040
(d)
151,396 150,419
2.00%, 11/01/2040
(d)
170,902 148,897
2.00%, 1/01/2041
(d)
145,538 126,799
4.50%, 2/01/2041
(d)
26,792 27,256
4.50%, 4/01/2041
(d)
143,714 146,012
1.50%, 5/01/2041
(d)
69,351 56,757
2.00%, 5/01/2041
(d)
232,988 202,747
1.50%, 6/01/2041
(d)
21,845 17,878
1.50%, 7/01/2041
(d)
65,563 53,658
2.00%, 7/01/2041
(d)
193,447 168,338
5.50%, 7/01/2041
(d)
15,685 16,329
2.00%, 8/01/2041
(d)
129,980 113,109
1.50%, 9/01/2041
(d)
45,319 37,089
2.50%, 10/01/2041
(d)
87,445 78,854
2.50%, 11/01/2041
(d)
177,241 159,826
2.00%, 12/01/2041
(d)
99,376 86,477
3.50%, 12/01/2041
(d)
22,497 21,731
1.50%, 1/01/2042
(d)
185,326 151,673
2.50%, 2/01/2042
(d)
69,334 62,522
2.50%, 4/01/2042
(d)
47,482 42,723
3.00%, 4/01/2042
(d)
14,050 13,170
3.50%, 4/01/2042
(d)
58,406 56,462
5.00%, 4/01/2042
(d)
39,861 41,188
2.00%, 5/01/2042
(d)
81,262 70,732
3.00%, 5/01/2042
(d)
181,377 168,141
4.50%, 5/01/2042
(d)
62,688 63,772
3.50%, 6/01/2042
(d)
17,972 17,374
3.50%, 7/01/2042
(d)
72,337 69,050
4.00%, 7/01/2042
(d)
27,347 27,145
4.50%, 9/01/2042
(d)
23,821 23,804
2.50%, 10/01/2042
(d)
60,551 54,917
3.00%, 4/01/2043
(d)
28,768 26,959
3.00%, 4/01/2043
(d)
163,974 153,660
3.50%, 6/01/2043
(d)
108,121 104,521
4.00%, 10/01/2043
(d)
221,737 220,103
5.50%, 5/01/2044
(d)
122,746 128,340
4.00%, 9/01/2044
(d)
28,069 27,839
3.00%, 10/01/2044
(d)
129,216 121,089
4.00%, 11/01/2044
(d)
26,959 26,738
4.00%, 1/01/2045
(d)
87,938 87,331
4.00%, 2/01/2045
(d)
59,627 59,188
3.00%, 4/01/2045
(d)
51,216 47,995
3.50%, 4/01/2045
(d)
14,965 14,350
3.50%, 5/01/2045
(d)
19,783 18,969
3.50%, 6/01/2045
(d)
278,026 268,657
3.50%, 8/01/2045
(d)
93,212 89,379
3.50%, 11/01/2045
(d)
25,895 24,830
3.50%, 12/01/2045
(d)
191,276 183,410
3.50%, 1/01/2046
(d)
357,708 342,999
4.00%, 1/01/2046
(d)
57,818 57,329
3.50%, 2/01/2046
(d)
101,915 97,724
3.50%, 2/01/2046
(d)
46,245 44,378
4.50%, 6/01/2046
(d)
32,414 33,087
3.00%, 9/01/2046
(d)
72,635 67,590

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.9% (continued)
Federal National Mortgage Association
(continued)
3.50%, 9/01/2046
(d)
87,349 83,757
4.50%, 9/01/2046
(d)
104,770 106,582
3.00%, 10/01/2046
(d)
183,363 170,626
3.00%, 10/01/2046
(d)
79,470 73,950
3.00%, 11/01/2046
(d)
52,750 49,086
3.00%, 11/01/2046
(d)
138,780 129,140
3.00%, 11/01/2046
(d)
404,619 376,514
4.00%, 11/01/2046
(d)
116,220 114,930
3.50%, 1/01/2047
(d)
62,694 60,164
3.00%, 2/01/2047
(d)
217,359 203,687
3.50%, 2/01/2047
(d)
57,931 55,593
4.00%, 2/01/2047
(d)
199,449 197,763
3.00%, 3/01/2047
(d)
524,992 488,526
3.50%, 4/01/2047
(d)
18,986 18,180
4.00%, 5/01/2047
(d)
42,660 42,062
4.50%, 5/01/2047
(d)
55,366 56,622
4.00%, 6/01/2047
(d)
328,674 325,025
3.50%, 7/01/2047
(d)
163,525 158,080
3.00%, 8/01/2047
(d)
83,828 78,006
3.50%, 8/01/2047
(d)
74,872 71,694
3.50%, 10/01/2047
(d)
228,111 218,428
3.50%, 10/01/2047
(d)
23,439 22,444
4.00%, 10/01/2047
(d)
65,713 64,792
3.50%, 11/01/2047
(d)
247,968 237,441
3.50%, 12/01/2047
(d)
54,232 51,930
3.50%, 1/01/2048
(d)
85,065 81,454
3.50%, 2/01/2048
(d)
447,651 428,649
3.50%, 2/01/2048
(d)
43,973 42,106
4.00%, 2/01/2048
(d)
52,351 51,617
3.50%, 3/01/2048
(d)
194,581 186,053
3.00%, 4/01/2048
(d)
182,048 170,598
3.50%, 4/01/2048
(d)
145,253 139,390
4.50%, 4/01/2048
(d)
11,701 11,810
4.50%, 8/01/2048
(d)
26,551 26,798
4.50%, 8/01/2048
(d)
203,086 206,268
3.00%, 9/01/2048
(d)
425,210 395,675
3.50%, 10/01/2048
(d)
166,545 159,475
4.50%, 10/01/2048
(d)
26,150 26,393
3.00%, 11/01/2048
(d)
146,601 136,418
4.00%, 11/01/2048
(d)
66,342 65,412
4.00%, 11/01/2048
(d)
29,030 28,552
4.00%, 2/01/2049
(d)
18,787 18,478
4.00%, 3/01/2049
(d)
129,962 127,826
3.50%, 4/01/2049
(d)
43,089 41,066
4.50%, 4/01/2049
(d)
50,315 50,783
4.00%, 5/01/2049
(d)
56,408 55,480
4.50%, 5/01/2049
(d)
20,181 20,369
4.50%, 5/01/2049
(d)
8,494 8,565
3.50%, 6/01/2049
(d)
315,680 300,860
4.00%, 6/01/2049
(d)
61,967 61,098
4.00%, 6/01/2049
(d)
155,481 153,301
4.00%, 6/01/2049
(d)
584,941 576,741
3.50%, 7/01/2049
(d)
43,180 41,153
4.00%, 7/01/2049
(d)
95,974 94,316
5.00%, 7/01/2049
(d)
10,602 10,859
3.50%, 8/01/2049
(d)
122,616 116,860
3.50%, 8/01/2049
(d)
215,058 204,962
4.50%, 8/01/2049
(d)
132,657 134,210
3.00%, 9/01/2049
(d)
36,925 34,027
3.50%, 9/01/2049
(d)
38,397 36,594
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.9% (continued)
Federal National Mortgage Association
(continued)
3.50%, 9/01/2049
(d)
73,868 70,400
4.00%, 9/01/2049
(d)
149,231 146,653
4.00%, 9/01/2049
(d)
89,062 88,309
4.50%, 9/01/2049
(d)
14,844 14,983
5.00%, 9/01/2049
(d)
215,057 221,475
5.00%, 9/01/2049
(d)
64,604 66,171
3.00%, 10/01/2049
(d)
109,709 101,098
2.50%, 11/01/2049
(d)
220,414 195,462
2.50%, 11/01/2049
(d)
151,635 134,470
3.00%, 11/01/2049
(d)
109,048 100,489
3.00%, 11/01/2049
(d)
140,930 129,868
4.50%, 11/01/2049
(d)
7,057 7,116
5.00%, 11/01/2049
(d)
172,760 176,911
3.00%, 12/01/2049
(d)
66,435 61,220
3.50%, 12/01/2049
(d)
57,640 54,934
3.50%, 1/01/2050
(d)
40,947 39,025
3.00%, 2/01/2050
(d)
108,832 100,290
3.00%, 2/01/2050
(d)
53,775 49,554
3.00%, 2/01/2050
(d)
89,330 82,319
3.00%, 3/01/2050
(d)
56,193 51,701
4.00%, 3/01/2050
(d)
339,176 333,601
4.50%, 3/01/2050
(d)
69,337 69,982
5.00%, 3/01/2050
(d)
93,966 96,092
2.50%, 4/01/2050
(d)
270,172 238,965
3.00%, 4/01/2050
(d)
54,945 50,552
4.00%, 4/01/2050
(d)
98,597 96,894
3.50%, 5/01/2050
(d)
14,907 14,211
3.50%, 5/01/2050
(d)
182,768 174,241
2.50%, 6/01/2050
(d)
206,276 182,449
4.00%, 6/01/2050
(d)
22,957 22,561
4.00%, 6/01/2050
(d)
42,758 41,917
2.50%, 7/01/2050
(d)
88,273 78,077
3.00%, 7/01/2050
(d)
55,287 50,867
3.00%, 7/01/2050
(d)
29,404 27,053
3.00%, 7/01/2050
(d)
132,460 121,869
3.00%, 7/01/2050
(d)
61,689 56,757
3.50%, 7/01/2050
(d)
503,793 483,077
3.50%, 7/01/2050
(d)
24,928 23,765
4.00%, 7/01/2050
(d)
165,076 161,831
2.50%, 8/01/2050
(d)
84,551 74,784
2.50%, 8/01/2050
(d)
174,334 154,197
2.00%, 9/01/2050
(d)
47,227 40,052
2.00%, 9/01/2050
(d)
39,037 33,106
2.00%, 9/01/2050
(d)
403,149 341,899
2.00%, 9/01/2050
(d)
400,602 339,738
2.00%, 9/01/2050
(d)
31,849 27,010
2.00%, 9/01/2050
(d)
321,598 272,738
2.50%, 9/01/2050
(d)
71,877 63,575
3.00%, 9/01/2050
(d)
192,413 177,030
3.00%, 9/01/2050
(d)
42,076 38,774
3.00%, 9/01/2050
(d)
699,194 643,293
4.50%, 9/01/2050
(d)
206,190 208,110
2.00%, 10/01/2050
(d)
78,284 66,390
2.00%, 10/01/2050
(d)
246,954 209,435
3.00%, 10/01/2050
(d)
87,009 80,180
1.50%, 11/01/2050
(d)
126,124 101,116
2.00%, 11/01/2050
(d)
667,929 566,451
2.00%, 11/01/2050
(d)
140,660 119,289
2.00%, 11/01/2050
(d)
770,865 653,747
2.50%, 11/01/2050
(d)
212,020 187,530

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.9% (continued)
Federal National Mortgage Association
(continued)
3.50%, 11/01/2050
(d)
215,437 205,386
1.50%, 12/01/2050
(d)
115,943 92,953
2.00%, 12/01/2050
(d)
159,546 135,306
2.00%, 12/01/2050
(d)
746,467 633,056
2.00%, 12/01/2050
(d)
255,840 216,971
2.00%, 12/01/2050
(d)
122,653 104,018
2.00%, 12/01/2050
(d)
553,259 469,203
2.00%, 12/01/2050
(d)
459,385 389,590
2.00%, 12/01/2050
(d)
233,735 198,224
2.50%, 12/01/2050
(d)
262,198 231,912
3.00%, 12/01/2050
(d)
298,479 275,052
1.50%, 1/01/2051
(d)
86,012 68,957
2.00%, 1/01/2051
(d)
166,260 141,000
2.00%, 1/01/2051
(d)
1,333,742 1,131,107
2.00%, 1/01/2051
(d)
488,349 414,154
2.00%, 1/01/2051
(d)
753,539 639,054
2.00%, 1/01/2051
(d)
190,318 161,403
2.50%, 1/01/2051
(d)
187,421 165,773
3.00%, 1/01/2051
(d)
57,819 53,197
1.50%, 2/01/2051
(d)
84,620 67,842
2.00%, 2/01/2051
(d)
489,117 414,806
2.00%, 2/01/2051
(d)
235,328 199,575
2.50%, 2/01/2051
(d)
342,097 302,582
2.50%, 2/01/2051
(d)
439,462 388,700
2.50%, 2/01/2051
(d)
232,038 205,236
2.50%, 2/01/2051
(d)
146,172 129,288
2.50%, 2/01/2051
(d)
18,776 16,607
1.50%, 3/01/2051
(d)
64,864 52,012
2.00%, 3/01/2051
(d)
166,250 140,520
2.50%, 3/01/2051
(d)
312,331 276,254
2.00%, 4/01/2051
(d)
91,912 77,687
2.00%, 4/01/2051
(d)
174,042 147,106
2.00%, 4/01/2051
(d)
129,815 109,724
2.00%, 4/01/2051
(d)
597,525 505,047
2.50%, 4/01/2051
(d)
237,972 210,484
2.00%, 5/01/2051
(d)
326,458 275,933
2.00%, 5/01/2051
(d)
228,984 193,545
2.50%, 5/01/2051
(d)
182,128 161,091
2.50%, 5/01/2051
(d)
689,984 607,193
3.00%, 5/01/2051
(d)
112,304 102,625
1.50%, 6/01/2051
(d)
180,803 144,978
1.50%, 6/01/2051
(d)
22,534 18,069
2.50%, 6/01/2051
(d)
127,137 111,882
3.00%, 6/01/2051
(d)
151,428 138,377
2.00%, 7/01/2051
(d)
513,589 434,102
2.00%, 7/01/2051
(d)
123,085 104,385
2.00%, 7/01/2051
(d)
268,308 226,783
2.00%, 7/01/2051
(d)
660,371 558,167
2.00%, 7/01/2051
(d)
189,496 160,168
2.50%, 7/01/2051
(d)
87,756 77,226
2.50%, 7/01/2051
(d)
272,046 239,403
1.50%, 8/01/2051
(d)
92,437 74,121
2.00%, 8/01/2051
(d)
637,944 539,211
2.00%, 8/01/2051
(d)
320,435 270,842
2.00%, 8/01/2051
(d)
255,991 216,371
2.50%, 8/01/2051
(d)
300,188 264,169
2.50%, 8/01/2051
(d)
446,912 393,287
2.50%, 8/01/2051
(d)
141,311 124,355
1.50%, 9/01/2051
(d)
116,667 93,550
2.00%, 9/01/2051
(d)
361,446 305,506
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.9% (continued)
Federal National Mortgage Association
(continued)
2.00%, 9/01/2051
(d)
571,578 483,117
2.00%, 9/01/2051
(d)
556,167 470,090
2.50%, 9/01/2051
(d)
415,621 365,751
2.50%, 9/01/2051
(d)
658,986 579,915
2.50%, 9/01/2051
(d)
90,730 79,843
1.50%, 10/01/2051
(d)
209,667 168,122
2.00%, 10/01/2051
(d)
370,740 313,362
2.00%, 10/01/2051
(d)
206,507 174,546
2.00%, 10/01/2051
(d)
183,093 154,757
2.00%, 10/01/2051
(d)
117,184 99,048
2.00%, 10/01/2051
(d)
736,205 622,264
2.50%, 10/01/2051
(d)
458,708 403,668
2.50%, 10/01/2051
(d)
931,659 819,870
2.50%, 11/01/2051
(d)
282,225 248,361
2.00%, 12/01/2051
(d)
490,430 414,527
2.00%, 12/01/2051
(d)
328,452 277,618
2.50%, 12/01/2051
(d)
1,091,681 960,691
2.50%, 12/01/2051
(d)
560,436 493,190
2.50%, 12/01/2051
(d)
92,703 81,579
3.00%, 12/01/2051
(d)
228,791 210,498
2.00%, 1/01/2052
(d)
668,354 564,915
2.50%, 1/01/2052
(d)
448,803 394,951
2.50%, 1/01/2052
(d)
255,713 225,030
2.50%, 1/01/2052
(d)
468,667 412,432
2.50%, 1/01/2052
(d)
417,011 366,974
3.50%, 1/01/2052
(d)
77,494 73,122
2.00%, 2/01/2052
(d)
258,790 218,737
2.50%, 2/01/2052
(d)
92,404 81,316
2.50%, 3/01/2052
(d)
165,688 145,260
3.00%, 3/01/2052
(d)
388,207 354,748
3.00%, 3/01/2052
(d)
353,420 322,960
3.00%, 3/01/2052
(d)
190,208 173,039
1.50%, 4/01/2052
(d)
144,586 115,937
2.50%, 4/01/2052
(d)
901,864 790,672
3.00%, 4/01/2052
(d)
262,693 238,982
3.50%, 4/01/2052
(d)
47,985 45,116
3.50%, 4/01/2052
(d)
127,541 119,917
3.50%, 5/01/2052
(d)
48,310 45,422
3.50%, 5/01/2052
(d)
196,727 184,967
3.50%, 5/01/2052
(d)
100,783 94,758
4.00%, 5/01/2052
(d)
195,611 189,092
2.00%, 6/01/2052
(d)
653,193 552,100
3.50%, 6/01/2052
(d)
216,739 203,783
3.50%, 6/01/2052
(d)
146,161 137,424
4.00%, 7/01/2052
(d)
121,725 117,668
4.50%, 7/01/2052
(d)
71,660 70,931
2.50%, 8/01/2052
(d)
73,101 64,088
5.00%, 8/01/2052
(d)
48,566 48,981
5.00%, 8/01/2052
(d)
24,082 24,288
4.00%, 9/01/2052
(d)
97,830 94,569
5.00%, 9/01/2052
(d)
48,614 49,030
5.00%, 9/01/2052
(d)
116,089 117,082
5.00%, 10/01/2052
(d)
97,672 98,508
5.50%, 10/01/2052
(d)
96,397 98,516
4.50%, 11/01/2052
(d)
147,570 146,068
5.50%, 11/01/2052
(d)
196,004 200,313
4.50%, 12/01/2052
(d)
49,526 49,022
2.00%, 1/15/2053
(d)(e)
150,000 126,275
2.50%, 1/15/2053
(d)(e)
75,000 65,657
3.00%, 1/15/2053
(d)(e)
100,000 90,775

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.9% (continued)
Federal National Mortgage Association
(continued)
1.50%, 2/15/2053
(d)(e)
25,000 19,985
2.00%, 2/15/2053
(d)(e)
75,000 63,161
3.50%, 2/15/2053
(d)(e)
50,000 46,925
4.00%, 2/15/2053
(d)(e)
625,000 603,247
4.50%, 2/15/2053
(d)(e)
1,500,000 1,481,301
5.00%, 2/15/2053
(d)(e)
1,300,000 1,304,732
5.50%, 2/15/2053
(d)(e)
575,000 584,102
6.00%, 2/15/2053
(d)(e)
300,000 308,136
4.50%, 3/15/2053
(d)(e)
50,000 49,363
5.00%, 3/15/2053
(d)(e)
100,000 100,304
5.50%, 3/15/2053
(d)(e)
200,000 202,998
6.00%, 3/15/2053
(d)(e)
400,000 410,084
Federal National Mortgage Association REMICs
Series 2017-M13, Class A2, 2.93%,
9/25/2027
(d)
229,437 219,460
Series 2022-M11, Class A2, 2.96%,
10/25/2027
(d)
200,000 191,447
Series 2018-M1, Class A2, 2.99%,
12/25/2027
(d)
35,661 34,186
Series 2019-M1, Class A2, 3.55%,
9/25/2028
(d)
22,464 21,965
Series 2019-M5, Class A2, 3.27%,
2/25/2029
(d)
39,458 38,033
Series 2019-M7, Class A2, 3.14%,
4/25/2029
(d)
16,971 16,113
Series 2019-M12, Class A2, 2.89%,
6/25/2029
(d)
100,000 93,409
Series 2019-M22, Class A2, 2.52%,
8/25/2029
(d)
35,858 32,758
Series 2020-M20, Class A2, 1.44%,
10/25/2029
(d)
200,000 169,091
Series 2020-M1, Class A1, 2.15%,
10/25/2029
(d)
22,427 21,126
Series 2020-M1, Class A2, 2.44%,
10/25/2029
(d)
200,000 180,796
Series 2018-M13, Class A2, 3.74%,
9/25/2030
(d)
8,132 7,980
Series 2021-M1G, Class A2, 1.47%,
11/25/2030
(d)
60,000 49,517
Series 2021-M13, Class 2A1, 1.49%,
11/25/2032
(d)
86,150 79,548
Government National Mortgage Association
4.50%, 9/20/2052 24,771 24,590
2.00%, 2/15/2053
(e)
25,000 21,620
3.00%, 2/15/2053
(e)
500,000 459,559
3.50%, 2/15/2053
(e)
50,000 47,318
4.00%, 2/15/2053
(e)
650,000 631,616
4.50%, 2/15/2053
(e)
575,000 570,885
Government National Mortgage Association II
3.50%, 10/20/2026 17,128 16,684
2.50%, 12/20/2037 44,776 41,901
5.00%, 9/20/2039 69,313 71,762
4.50%, 2/20/2040 29,577 30,251
4.00%, 10/20/2040 19,413 19,450
5.00%, 10/20/2040 24,002 24,862
4.00%, 11/20/2040 51,508 51,606
4.50%, 1/20/2041 13,536 13,844
4.50%, 9/20/2041 25,930 26,516
4.00%, 11/20/2041 17,877 17,909
3.00%, 6/20/2042 21,174 19,861
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.9% (continued)
Government National Mortgage Association II
(continued)
3.00%, 8/20/2042 51,477 48,285
2.50%, 2/20/2043 250,674 225,963
3.50%, 2/20/2043 41,667 40,410
3.50%, 3/20/2043 31,542 30,571
3.00%, 4/20/2043 66,137 61,969
3.50%, 7/20/2043 83,899 81,317
3.50%, 9/20/2044 184,635 178,836
4.00%, 11/20/2044 212,230 211,351
4.50%, 1/20/2045 26,372 26,887
3.50%, 2/20/2045 32,879 31,846
3.50%, 6/20/2045 247,507 239,603
3.00%, 8/20/2045 289,946 271,040
3.50%, 11/20/2045 34,814 33,703
3.50%, 12/20/2045 43,815 42,416
3.50%, 3/20/2046 229,571 222,240
4.00%, 3/20/2046 32,107 31,701
3.00%, 4/20/2046 41,009 38,338
3.00%, 6/20/2046 151,707 141,828
3.50%, 6/20/2046 82,081 79,227
4.00%, 6/20/2046 43,087 42,511
3.00%, 9/20/2046 198,667 185,730
2.50%, 10/20/2046 9,174 8,315
3.00%, 10/20/2046 37,607 35,158
3.00%, 11/20/2046 38,676 36,158
3.50%, 11/20/2046 87,308 84,272
2.50%, 12/20/2046 153,454 139,081
3.00%, 1/20/2047 86,084 80,478
4.00%, 1/20/2047 106,805 105,376
3.00%, 2/20/2047 389,799 364,416
3.50%, 2/20/2047 336,678 324,971
4.00%, 2/20/2047 71,851 70,890
3.00%, 5/20/2047 72,385 67,650
3.50%, 5/20/2047 119,615 115,058
4.00%, 8/20/2047 187,871 185,342
4.50%, 9/20/2047 33,102 33,292
3.00%, 10/20/2047 10,740 10,038
3.50%, 1/20/2048 184,860 177,818
3.50%, 2/20/2048 159,657 153,575
4.50%, 3/20/2048 180,906 181,944
4.00%, 4/20/2048 225,910 222,788
3.50%, 5/20/2048 148,601 142,941
4.50%, 5/20/2048 68,659 69,054
4.50%, 6/20/2048 91,247 91,775
5.00%, 6/20/2048 77,608 79,267
4.00%, 7/20/2048 12,659 12,484
4.00%, 9/20/2048 13,172 12,990
3.50%, 10/20/2048 34,227 32,903
4.00%, 11/20/2048 38,495 37,963
4.50%, 11/20/2048 96,764 97,324
5.00%, 12/20/2048 42,675 43,594
3.50%, 1/20/2049 107,109 103,029
4.50%, 1/20/2049 24,442 24,584
4.00%, 2/20/2049 19,633 19,362
3.50%, 3/20/2049 22,975 22,086
3.00%, 8/20/2049 35,383 32,883
3.00%, 10/20/2049 180,063 167,344
2.50%, 12/20/2049 84,208 75,739
3.50%, 12/20/2049 47,057 45,043
3.00%, 1/20/2050 239,952 223,004
3.00%, 2/20/2050 226,043 210,077

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.9% (continued)
Government National Mortgage Association II
(continued)
3.50%, 4/20/2050 14,701 14,072
4.00%, 5/20/2050 14,574 14,356
5.00%, 5/20/2050 33,002 33,715
2.50%, 6/20/2050 232,560 209,214
2.50%, 7/20/2050 481,156 432,853
3.00%, 7/20/2050 109,521 101,489
3.50%, 7/20/2050 262,405 251,177
2.00%, 8/20/2050 282,445 245,860
3.00%, 8/20/2050 32,464 30,083
4.00%, 8/20/2050 87,770 86,456
4.50%, 8/20/2050 20,492 20,610
2.50%, 9/20/2050 573,577 515,996
4.50%, 9/20/2050 17,200 17,300
2.50%, 10/20/2050 131,948 118,702
2.00%, 11/20/2050 642,997 559,710
3.00%, 11/20/2050 37,907 35,127
2.00%, 12/20/2050 347,070 302,114
2.50%, 12/20/2050 309,997 278,876
3.50%, 12/20/2050 12,433 11,867
2.00%, 1/20/2051 539,430 469,558
2.50%, 1/20/2051 382,009 343,659
3.00%, 1/20/2051 410,874 380,740
1.50%, 2/20/2051 81,363 66,432
2.50%, 2/20/2051 247,707 221,686
3.00%, 2/20/2051 201,685 186,893
2.00%, 3/20/2051 590,085 512,348
2.50%, 3/20/2051 361,701 323,706
4.00%, 3/20/2051 53,986 53,177
2.00%, 4/20/2051 704,387 611,592
2.50%, 4/20/2051 328,907 294,356
3.50%, 4/20/2051 105,010 100,229
2.00%, 5/20/2051 369,231 320,589
2.50%, 5/20/2051 392,206 351,007
2.50%, 6/20/2051 94,308 84,401
2.00%, 7/20/2051 386,441 335,532
2.50%, 7/20/2051 871,335 779,805
3.50%, 7/20/2051 96,819 92,412
2.50%, 8/20/2051 324,258 290,196
2.00%, 9/20/2051 487,870 423,598
2.50%, 9/20/2051 30,840 27,600
2.00%, 10/20/2051 384,964 334,250
2.50%, 10/20/2051 403,242 360,883
3.50%, 10/20/2051 87,483 83,078
2.00%, 11/20/2051 805,054 698,997
3.00%, 11/20/2051 187,378 172,840
2.00%, 12/20/2051 278,448 241,765
2.50%, 12/20/2051 256,932 229,943
3.00%, 12/20/2051 195,651 180,471
2.00%, 1/20/2052 351,478 305,175
2.50%, 1/20/2052 232,963 208,491
3.00%, 1/20/2052 667,378 615,598
3.50%, 1/20/2052 93,643 88,927
2.00%, 2/20/2052 94,506 81,646
2.50%, 2/20/2052 211,828 189,576
3.50%, 2/20/2052 80,516 76,462
2.00%, 3/20/2052 238,935 206,421
2.50%, 3/20/2052 545,352 486,285
2.00%, 4/20/2052 95,652 82,636
3.50%, 4/20/2052 242,017 229,038
3.50%, 5/20/2052 48,581 45,976
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.9% (continued)
Government National Mortgage Association II
(continued)
3.00%, 6/20/2052 582,705 535,740
4.00%, 6/20/2052 73,389 71,334
3.50%, 7/20/2052 367,803 348,079
4.50%, 7/20/2052 442,754 439,517
3.00%, 8/20/2052 24,344 22,382
4.00%, 8/20/2052 296,154 287,861
4.50%, 8/20/2052 49,420 49,059
3.50%, 9/20/2052 173,149 163,864
4.00%, 9/20/2052 222,914 216,672
5.00%, 2/15/2053
(e)
625,000 629,119
5.50%, 2/15/2053
(e)
300,000 304,869
6.00%, 2/15/2053
(e)
50,000 51,244
5.00%, 3/15/2053
(e)
75,000 75,442
5.50%, 3/15/2053
(e)
100,000 101,524
6.00%, 3/15/2053
(e)
175,000 179,013
Tennessee Valley Authority
Series B, 4.70%, 7/15/2033 157,000 163,955
5.25%, 9/15/2039 145,000 157,777
4.25%, 9/15/2065 150,000 138,688
Total U.S. Government Agencies (cost
$139,887,783) 130,860,642
U.S. Treasury Government Securities – 40.4%
U.S. Treasury Bonds
5.25%, 2/15/2029 40,000 43,416
6.25%, 5/15/2030 20,000 23,403
4.50%, 2/15/2036
(a)
225,000 250,066
4.75%, 2/15/2037 300,000 342,328
5.00%, 5/15/2037
(a)
65,000 75,766
4.38%, 2/15/2038 355,000 389,446
3.50%, 2/15/2039 100,000 98,922
4.38%, 11/15/2039 110,000 120,708
4.63%, 2/15/2040 35,000 39,594
1.13%, 5/15/2040 1,445,000 962,957
4.38%, 5/15/2040 60,000 65,737
1.13%, 8/15/2040 1,005,000 666,127
3.88%, 8/15/2040 50,000 51,484
1.38%, 11/15/2040 930,000 643,008
4.25%, 11/15/2040 74,000 79,816
1.88%, 2/15/2041 1,085,000 814,937
4.75%, 2/15/2041 190,000 218,114
2.25%, 5/15/2041 815,000 649,708
4.38%, 5/15/2041 255,000 279,504
1.75%, 8/15/2041 1,620,000 1,179,309
3.75%, 8/15/2041 130,000 130,752
2.00%, 11/15/2041 1,415,000 1,074,737
3.13%, 11/15/2041 225,000 206,191
2.38%, 2/15/2042 935,000 756,035
3.13%, 2/15/2042 355,000 324,270
3.00%, 5/15/2042 625,000 558,496
3.25%, 5/15/2042 825,000 765,187
2.75%, 8/15/2042 612,000 523,834
3.38%, 8/15/2042 585,000 552,916
2.75%, 11/15/2042 947,000 808,797
4.00%, 11/15/2042
(a)
245,000 253,154
3.13%, 2/15/2043 420,000 380,822
2.88%, 5/15/2043 1,075,000 935,418
3.63%, 8/15/2043 100,000 97,812
3.75%, 11/15/2043 300,000 298,500
3.63%, 2/15/2044 150,000 146,344

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 40.4% (continued)
U.S. Treasury Bonds (continued)
3.38%, 5/15/2044 85,000 79,767
3.13%, 8/15/2044 170,000 153,186
3.00%, 11/15/2044 360,000 317,475
2.50%, 2/15/2045 180,000 145,125
3.00%, 5/15/2045 190,000 167,230
2.88%, 8/15/2045 85,000 73,193
2.50%, 2/15/2046 150,000 120,516
2.50%, 5/15/2046 155,000 124,509
2.25%, 8/15/2046 275,000 209,988
2.88%, 11/15/2046 1,060,000 912,594
3.00%, 2/15/2047 265,000 233,241
3.00%, 5/15/2047 400,000 351,937
2.75%, 8/15/2047 1,165,000 978,782
2.75%, 11/15/2047 925,000 777,434
3.00%, 2/15/2048 1,391,000 1,226,253
3.13%, 5/15/2048 610,000 550,620
3.00%, 8/15/2048 375,000 330,645
3.38%, 11/15/2048 745,000 704,141
3.00%, 2/15/2049 665,000 588,213
2.88%, 5/15/2049 525,000 453,387
2.25%, 8/15/2049 615,000 466,151
2.38%, 11/15/2049 355,000 276,123
2.00%, 2/15/2050 735,000 525,066
1.25%, 5/15/2050 1,213,000 713,017
1.38%, 8/15/2050 1,295,000 785,094
1.63%, 11/15/2050 1,565,000 1,012,848
1.88%, 2/15/2051 1,415,000 975,245
2.38%, 5/15/2051 1,135,000 879,448
2.00%, 8/15/2051 1,150,000 815,422
1.88%, 11/15/2051 2,305,000 1,582,166
2.25%, 2/15/2052 1,350,000 1,014,820
2.88%, 5/15/2052 770,000 664,005
3.00%, 8/15/2052
(a)
670,000 593,159
4.00%, 11/15/2052 400,000 427,812
U.S. Treasury Notes
0.13%, 2/15/2024 790,000 753,216
2.75%, 2/15/2024 1,735,000 1,699,758
1.50%, 2/29/2024 865,000 835,772
2.13%, 2/29/2024 1,200,000 1,166,812
2.38%, 2/29/2024
(a)
900,000 877,676
0.25%, 3/15/2024 870,000 828,131
2.13%, 3/31/2024 850,000 825,164
2.25%, 3/31/2024 830,000 807,110
0.38%, 4/15/2024 675,000 641,514
2.00%, 4/30/2024 731,000 707,614
2.25%, 4/30/2024 700,000 679,684
2.50%, 4/30/2024 910,000 886,326
0.25%, 5/15/2024 1,200,000 1,134,797
2.50%, 5/15/2024 945,000 919,825
2.00%, 5/31/2024 350,000 338,187
2.50%, 5/31/2024 780,000 758,702
0.25%, 6/15/2024 815,000 768,615
1.75%, 6/30/2024 380,000 365,468
2.00%, 6/30/2024 580,000 559,655
3.00%, 6/30/2024 775,000 758,501
0.38%, 7/15/2024
(a)
1,200,000 1,130,578
1.75%, 7/31/2024 350,000 336,109
2.13%, 7/31/2024 250,000 241,445
3.00%, 7/31/2024 825,000 807,179
0.38%, 8/15/2024 395,000 371,053
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 40.4% (continued)
U.S. Treasury Notes (continued)
2.38%, 8/15/2024 1,050,000 1,017,270
1.25%, 8/31/2024
(a)
295,000 280,653
1.88%, 8/31/2024 300,000 288,211
3.25%, 8/31/2024
(a)
905,000 888,703
0.38%, 9/15/2024 955,000 895,574
1.50%, 9/30/2024
(a)
400,000 381,719
2.13%, 9/30/2024 100,000 96,410
4.25%, 9/30/2024 715,000 713,408
0.63%, 10/15/2024 965,000 906,572
1.50%, 10/31/2024 400,000 381,016
2.25%, 10/31/2024 81,000 78,156
4.38%, 10/31/2024 1,160,000 1,160,498
0.75%, 11/15/2024 1,095,000 1,028,231
2.25%, 11/15/2024 865,000 834,590
1.50%, 11/30/2024 845,000 803,905
2.13%, 11/30/2024 25,000 24,053
4.50%, 11/30/2024 1,100,000 1,103,695
1.00%, 12/15/2024 1,120,000 1,054,769
1.75%, 12/31/2024
(a)
1,020,000 974,100
2.25%, 12/31/2024 210,000 202,322
4.25%, 12/31/2024 700,000 700,027
1.13%, 1/15/2025 915,000 862,280
1.38%, 1/31/2025 575,000 544,318
2.50%, 1/31/2025 100,000 96,766
4.13%, 1/31/2025 475,000 474,480
1.50%, 2/15/2025 790,000 748,772
2.00%, 2/15/2025 850,000 813,941
1.13%, 2/28/2025 585,000 550,083
2.75%, 2/28/2025 175,000 170,092
1.75%, 3/15/2025 1,035,000 985,271
0.50%, 3/31/2025 1,030,000 954,440
2.63%, 3/31/2025 500,000 484,766
2.63%, 4/15/2025 690,000 668,491
0.38%, 4/30/2025 750,000 690,879
2.88%, 4/30/2025 500,000 486,875
2.13%, 5/15/2025 605,000 579,193
2.75%, 5/15/2025 750,000 728,496
0.25%, 5/31/2025 1,205,000 1,104,175
2.88%, 5/31/2025 200,000 194,703
2.88%, 6/15/2025 950,000 925,434
0.25%, 6/30/2025 790,000 723,159
3.00%, 7/15/2025 990,000 966,720
0.25%, 7/31/2025 700,000 638,586
2.00%, 8/15/2025 380,000 361,772
3.13%, 8/15/2025
(a)
950,000 930,406
0.25%, 8/31/2025 1,165,000 1,059,877
2.75%, 8/31/2025 700,000 678,781
3.50%, 9/15/2025 660,000 652,678
0.25%, 9/30/2025 1,135,000 1,031,343
4.25%, 10/15/2025
(a)
1,130,000 1,138,740
0.25%, 10/31/2025 480,000 434,550
2.25%, 11/15/2025 990,000 947,074
4.50%, 11/15/2025 645,000 654,725
0.38%, 11/30/2025 230,000 208,473
2.88%, 11/30/2025 100,000 97,242
4.00%, 12/15/2025 665,000 667,130
0.38%, 12/31/2025 590,000 534,457
2.63%, 12/31/2025 500,000 483,437
3.88%, 1/15/2026 690,000 690,054
0.38%, 1/31/2026 1,025,000 924,902

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 40.4% (continued)
U.S. Treasury Notes (continued)
2.63%, 1/31/2026 540,000 521,480
1.63%, 2/15/2026 615,000 575,650
0.50%, 2/28/2026 820,000 740,947
2.50%, 2/28/2026 560,000 538,037
0.75%, 3/31/2026 1,035,000 941,769
2.25%, 3/31/2026
(a)
580,000 553,175
0.75%, 4/30/2026 1,180,000 1,070,297
2.38%, 4/30/2026 240,000 229,650
1.63%, 5/15/2026 880,000 820,875
0.75%, 5/31/2026 1,450,000 1,312,363
2.13%, 5/31/2026 400,000 379,344
0.88%, 6/30/2026 1,035,000 939,343
1.88%, 6/30/2026 380,000 357,230
0.63%, 7/31/2026 965,000 866,238
1.88%, 7/31/2026 274,000 257,175
1.50%, 8/15/2026 1,370,000 1,267,357
0.75%, 8/31/2026 1,290,000 1,160,597
1.38%, 8/31/2026 405,000 372,790
0.88%, 9/30/2026 1,430,000 1,290,016
1.63%, 9/30/2026 310,000 287,719
1.13%, 10/31/2026 845,000 768,158
1.63%, 10/31/2026 405,000 375,195
2.00%, 11/15/2026
(a)
775,000 727,289
1.25%, 11/30/2026 1,630,000 1,486,611
1.63%, 11/30/2026 375,000 347,227
1.25%, 12/31/2026 985,000 896,966
1.75%, 12/31/2026 400,000 371,906
1.50%, 1/31/2027 1,325,000 1,217,033
2.25%, 2/15/2027 795,000 752,455
1.13%, 2/28/2027 135,000 122,122
1.88%, 2/28/2027 915,000 852,022
0.63%, 3/31/2027 830,000 733,383
2.50%, 3/31/2027 1,165,000 1,111,574
0.50%, 4/30/2027 645,000 565,332
2.75%, 4/30/2027 825,000 794,643
2.38%, 5/15/2027 955,000 905,982
0.50%, 5/31/2027 1,190,000 1,039,948
2.63%, 5/31/2027 800,000 766,688
0.50%, 6/30/2027 1,265,000 1,103,416
3.25%, 6/30/2027 485,000 476,702
0.38%, 7/31/2027 675,000 584,191
2.75%, 7/31/2027 565,000 543,945
2.25%, 8/15/2027 655,000 617,030
0.50%, 8/31/2027 900,000 781,805
3.13%, 8/31/2027 1,095,000 1,071,389
0.38%, 9/30/2027 705,000 607,457
4.13%, 9/30/2027 865,000 882,638
0.50%, 10/31/2027 835,000 721,688
4.13%, 10/31/2027 715,000 729,914
2.25%, 11/15/2027 730,000 686,086
0.63%, 11/30/2027 835,000 724,950
3.88%, 11/30/2027
(a)
995,000 1,006,660
0.63%, 12/31/2027 1,630,000 1,412,624
3.88%, 12/31/2027 715,000 723,211
0.75%, 1/31/2028
(a)
1,260,000 1,096,397
3.50%, 1/31/2028 200,000 199,125
2.75%, 2/15/2028 775,000 743,758
1.13%, 2/29/2028 1,180,000 1,044,577
1.25%, 3/31/2028 935,000 831,639
1.25%, 4/30/2028 955,000 848,010
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 40.4% (continued)
U.S. Treasury Notes (continued)
2.88%, 5/15/2028 1,047,000 1,009,292
1.25%, 5/31/2028 925,000 819,998
1.25%, 6/30/2028 630,000 557,599
1.00%, 7/31/2028 865,000 753,496
2.88%, 8/15/2028 1,079,000 1,038,706
1.13%, 8/31/2028 1,010,000 884,223
1.25%, 9/30/2028 1,010,000 888,879
1.38%, 10/31/2028 1,205,000 1,066,613
3.13%, 11/15/2028
(a)
1,075,000 1,047,705
1.50%, 11/30/2028 1,180,000 1,050,384
1.38%, 12/31/2028
(a)
1,185,000 1,046,966
1.75%, 1/31/2029 1,050,000 946,230
2.63%, 2/15/2029 997,000 944,268
1.88%, 2/28/2029 830,000 752,771
2.38%, 3/31/2029 900,000 839,461
2.88%, 4/30/2029 730,000 700,686
2.38%, 5/15/2029 705,000 657,082
2.75%, 5/31/2029 900,000 857,461
3.25%, 6/30/2029 500,000 490,313
2.63%, 7/31/2029 630,000 595,498
3.13%, 8/31/2029 575,000 559,727
3.88%, 9/30/2029 545,000 554,452
4.00%, 10/31/2029 550,000 563,922
3.88%, 11/30/2029 565,000 575,417
3.88%, 12/31/2029 580,000 591,238
0.63%, 8/15/2030 2,765,000 2,251,315
0.88%, 11/15/2030 2,705,000 2,235,852
1.13%, 2/15/2031 1,940,000 1,633,844
1.63%, 5/15/2031 1,805,000 1,570,632
1.25%, 8/15/2031 1,975,000 1,657,457
1.38%, 11/15/2031 2,880,000 2,429,100
1.88%, 2/15/2032 1,810,000 1,589,123
2.88%, 5/15/2032 1,870,000 1,782,052
2.75%, 8/15/2032 1,955,000 1,840,449
4.13%, 11/15/2032 1,400,000 1,473,500
Total U.S. Treasury Government Securities
(cost $187,542,981) 176,946,070
Shares
Investment Companies – 2.2%
Registered Investment Companies – 2.2%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
4.30%
(f)(g)
(cost $9,796,261) 9,796,261 9,796,261
Investment of Cash Collateral for Securities Loaned – 0.6%
Registered Investment Companies – 0.6%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
4.30%
(f)(g)
(cost $2,677,785) 2,677,785 2,677,785
Total Investments Before TBA Sale
Commitments  (cost $479,731,190) 102.4% 448,440,121
TBA Sale Commitments – ( 0.2% )
Principal
Amount ($)
Federal National Mortgage Association
(h)
2.00%, 1/15/2038
(d)
50,000 (45,464)
2.50%, 1/15/2038
(d)
100,000 (93,548)
1.50%, 2/15/2038
(d)
50,000 (44,353)
2.00%, 2/15/2038
(d)
25,000 (22,744)
2.50%, 2/15/2038
(d)
75,000 (70,192)

See Notes to Statements of Investments
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
TBA Sale Commitments – (0.2%) (continued)
Federal National Mortgage Association
(h) (continued)
2.50%, 3/15/2038
(d)
50,000 (46,837)
2.00%, 1/15/2053
(d)
150,000 (126,275)
2.50%, 1/15/2053
(d)
75,000 (65,657)
3.00%, 1/15/2053
(d)
100,000 (90,775)
2.50%, 3/15/2053
(d)
125,000 (109,527)
3.00%, 3/15/2053
(d)
75,000 (68,130)
Government National Mortgage Association,
2.00%, 2/15/2053
(h)
25,000 (21,620)
Total TBA Sale Commitments
(proceeds$(795,918)) (805,122)
Total Investments (cost net of proceeds
$478,935,272) 102.2% 447,634,999
Liabilities, Less Cash and Receivables (2.2)% (9,593,475)
Net Assets 100.0% 438,041,524
GO—General Obligation
RB—Revenue Bond
REMICs—Real Estate Mortgage Investment Conduits
(a)
Security, or portion thereof, on loan. At January 31, 2023, the value of the fund’s securities on loan was $13,369,936 and the value of the collateral was $13,878,723, consisting of cash collateral of $2,677,785 and U.S. Government & Agency securities valued at $11,200,938. In addition, the value of collateral may include pending sales that are also on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, these securities were valued at $1,618,409 or 0.37% of net assets.
(c)
Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(d)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(e)
Purchased on a forward commitment basis.
(f)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(g)
The rate shown is the 1-day yield as of January 31, 2023.
(h)
Sales on a forward commitment basis.

STATEMENT OF INVESTMENTS
January 31, 2023 (Unaudited)
BNY Mellon Short Duration Corporate Bond ETF
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.8%
Basic Materials – 1.6%
ArcelorMittal SA, 4.55%, 3/11/2026 50,000 49,420
Celanese US Holdings LLC
3.50%, 5/08/2024 10,000 9,778
6.17%, 7/15/2027 125,000 126,601
Celulosa Arauco y Constitucion SA, 4.50%,
8/01/2024 25,000 24,697
DuPont de Nemours, Inc., 4.49%, 11/15/2025 35,000 34,985
Eastman Chemical Co., 3.80%, 3/15/2025 25,000 24,405
Ecolab, Inc., 5.25%, 1/15/2028 100,000 103,902
Freeport-McMoRan, Inc., 4.55%, 11/14/2024 50,000 49,478
Linde, Inc., 2.65%, 2/05/2025 50,000 48,230
Nucor Corp., 2.00%, 6/01/2025 50,000 47,002
Nutrien Ltd., 4.00%, 12/15/2026 75,000 74,059
PPG Industries, Inc., 1.20%, 3/15/2026 50,000 45,021
Reliance Steel & Aluminum Co., 1.30%,
8/15/2025 25,000 22,910
Sherwin-Williams Co. (The), 3.95%, 1/15/2026 75,000 73,899
Steel Dynamics, Inc., 2.40%, 6/15/2025 50,000 47,066
Vale Overseas Ltd., 6.25%, 8/10/2026 70,000 73,053
854,506
Communications – 5.2%
Alphabet, Inc.
3.38%, 2/25/2024 25,000 24,712
0.45%, 8/15/2025 50,000 45,608
2.00%, 8/15/2026 50,000 46,533
Amazon.com, Inc.
0.45%, 5/12/2024 40,000 37,943
2.80%, 8/22/2024 85,000 82,807
0.80%, 6/03/2025 20,000 18,438
1.00%, 5/12/2026 170,000 153,115
3.30%, 4/13/2027 100,000 96,693
1.20%, 6/03/2027 70,000 61,739
4.55%, 12/01/2027 75,000 75,962
AT&T, Inc.
0.90%, 3/25/2024 125,000 119,519
1.70%, 3/25/2026 25,000 22,918
2.95%, 7/15/2026
(a)
50,000 47,597
2.30%, 6/01/2027 125,000 114,162
Booking Holdings, Inc., 3.65%, 3/15/2025 50,000 48,927
Charter Communications Operating LLC /
Charter Communications Operating Capital
Corp.
4.50%, 2/01/2024 50,000 49,579
4.91%, 7/23/2025 125,000 124,361
Cisco Systems, Inc.
3.63%, 3/04/2024 10,000 9,922
2.50%, 9/20/2026 35,000 33,110
Comcast Corp.
3.38%, 2/15/2025 55,000 53,694
3.38%, 8/15/2025 25,000 24,322
3.95%, 10/15/2025 75,000 73,987
3.15%, 3/01/2026 25,000 24,136
2.35%, 1/15/2027 50,000 46,428
5.35%, 11/15/2027 50,000 52,069
Discovery Communications LLC, 3.95%,
6/15/2025 25,000 24,168
eBay, Inc.
3.45%, 8/01/2024 25,000 24,521
1.90%, 3/11/2025 25,000 23,613
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.8% (continued)
Communications – 5.2% (continued)
1.40%, 5/10/2026 35,000 31,577
Expedia Group, Inc., 5.00%, 2/15/2026 35,000 35,049
Fox Corp., 3.05%, 4/07/2025 50,000 48,220
Juniper Networks, Inc., 1.20%, 12/10/2025 25,000 22,562
Meta Platforms, Inc., 3.50%, 8/15/2027 65,000 62,396
Motorola Solutions, Inc., 4.00%, 9/01/2024 3,000 2,967
Omnicom Group, Inc. / Omnicom Capital, Inc.,
3.65%, 11/01/2024 45,000 44,128
Paramount Global, 4.75%, 5/15/2025 22,000 21,844
Rogers Communications, Inc., 3.20%,
3/15/2027
(b)
100,000 94,101
TCI Communications, Inc., 7.88%, 2/15/2026 20,000 21,946
T-Mobile USA, Inc.
1.50%, 2/15/2026 140,000 127,745
3.75%, 4/15/2027 50,000 48,100
5.38%, 4/15/2027 100,000 100,392
TWDC Enterprises 18 Corp., 2.95%,
6/15/2027
(a)
50,000 47,486
VeriSign, Inc., 5.25%, 4/01/2025 25,000 25,097
Verizon Communications, Inc.
3.38%, 2/15/2025 45,000 43,825
0.85%, 11/20/2025 50,000 45,239
1.45%, 3/20/2026 55,000 50,094
2.63%, 8/15/2026 50,000 46,951
4.13%, 3/16/2027 75,000 74,047
Walt Disney Co. (The)
3.70%, 9/15/2024 50,000 49,167
3.70%, 10/15/2025 125,000 122,243
1.75%, 1/13/2026 50,000 46,316
WPP Finance 2010, 3.75%, 9/19/2024 50,000 48,906
2,820,981
Consumer, Cyclical – 7.0%
American Honda Finance Corp.
Series G, 3.55%, 1/12/2024 100,000 98,813
2.15%, 9/10/2024 70,000 67,277
1.20%, 7/08/2025 25,000 23,056
1.30%, 9/09/2026 35,000 31,383
2.35%, 1/08/2027 50,000 46,284
AutoNation, Inc., 3.50%, 11/15/2024 25,000 24,155
AutoZone, Inc., 3.13%, 4/18/2024 15,000 14,682
BorgWarner, Inc., 2.65%, 7/01/2027
(a)
100,000 92,010
Continental Airlines Pass-Through Trust, Series
2012-2, Class A, 4.00%, 10/29/2024 13,800 13,254
Costco Wholesale Corp.
2.75%, 5/18/2024 45,000 44,097
1.38%, 6/20/2027 100,000 89,644
Cummins, Inc., 0.75%, 9/01/2025 25,000 22,748
D.R. Horton, Inc., 2.50%, 10/15/2024 35,000 33,686
Delta Air Lines Pass-Through Trust, Series 2019-
1, Class AA, 3.20%, 10/25/2025 25,000 24,482
Dollar General Corp.
4.15%, 11/01/2025 25,000 24,607
4.63%, 11/01/2027 50,000 50,056
Dollar Tree, Inc., 4.00%, 5/15/2025 75,000 73,659
General Motors Co.
4.00%, 4/01/2025 25,000 24,389
6.13%, 10/01/2025 25,000 25,636
General Motors Financial Co., Inc.
3.95%, 4/13/2024 25,000 24,668

BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.8% (continued)
Consumer, Cyclical – 7.0% (continued)
4.00%, 1/15/2025 50,000 48,915
2.90%, 2/26/2025 50,000 47,706
2.75%, 6/20/2025 25,000 23,590
4.30%, 7/13/2025 100,000 98,008
1.25%, 1/08/2026 25,000 22,405
1.50%, 6/10/2026 25,000 22,223
4.00%, 10/06/2026 10,000 9,638
4.35%, 1/17/2027 100,000 97,052
2.35%, 2/26/2027 100,000 89,800
Genuine Parts Co., 1.75%, 2/01/2025 50,000 47,019
Hasbro, Inc., 3.00%, 11/19/2024 25,000 24,165
Home Depot, Inc. (The)
3.00%, 4/01/2026 50,000 48,139
2.13%, 9/15/2026 35,000 32,455
2.88%, 4/15/2027 75,000 71,166
Honda Motor Co., Ltd., 2.53%, 3/10/2027 35,000 32,649
Hyatt Hotels Corp., 5.63%, 4/23/2025 50,000 50,468
Lennar Corp.
4.50%, 4/30/2024 25,000 24,861
5.25%, 6/01/2026 25,000 25,295
Lowe's Cos., Inc.
3.13%, 9/15/2024 15,000 14,607
4.00%, 4/15/2025 50,000 49,287
3.35%, 4/01/2027 50,000 47,883
Magna International, Inc., 4.15%, 10/01/2025 25,000 24,574
Marriott International, Inc.
Series EE, 5.75%, 5/01/2025 6,000 6,101
Series R, 3.13%, 6/15/2026 100,000 95,033
McDonald's Corp.
3.30%, 7/01/2025 100,000 97,380
1.45%, 9/01/2025 25,000 23,175
3.70%, 1/30/2026 10,000 9,834
Nike, Inc.
2.40%, 3/27/2025 50,000 48,383
2.75%, 3/27/2027 50,000 47,495
O'Reilly Automotive, Inc., 3.55%, 3/15/2026 25,000 24,348
PACCAR Financial Corp.
1.10%, 5/11/2026 35,000 31,560
2.00%, 2/04/2027 50,000 45,965
PulteGroup, Inc., 5.50%, 3/01/2026 50,000 50,543
PVH Corp., 4.63%, 7/10/2025 25,000 24,584
Ross Stores, Inc., 4.60%, 4/15/2025 25,000 24,913
Southwest Airlines Co.
5.25%, 5/04/2025 50,000 50,348
5.13%, 6/15/2027 75,000 75,809
Starbucks Corp., 2.45%, 6/15/2026 100,000 93,964
Target Corp., 2.25%, 4/15/2025 100,000 95,338
Toll Brothers Finance Corp., 4.88%, 3/15/2027 75,000 73,136
Toyota Motor Corp.
0.68%, 3/25/2024 110,000 105,089
1.34%, 3/25/2026 25,000 22,755
Toyota Motor Credit Corp.
2.90%, 4/17/2024
(a)
50,000 48,964
0.63%, 9/13/2024 25,000 23,473
3.00%, 4/01/2025 50,000 48,355
3.40%, 4/14/2025 25,000 24,367
0.80%, 10/16/2025 40,000 36,285
1.13%, 6/18/2026 35,000 31,398
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.8% (continued)
Consumer, Cyclical – 7.0% (continued)
1.90%, 1/13/2027 75,000 68,327
3.05%, 3/22/2027 75,000 71,301
5.45%, 11/10/2027 50,000 52,180
United Airlines Pass-Through Trust
Series 2012-1, Class A, 4.15%, 4/11/2024 13,311 12,975
Series 2014-1, Class A, 4.00%, 4/11/2026 11,773 10,923
VF Corp., 2.40%, 4/23/2025 25,000 23,716
Walgreens Boots Alliance, Inc., 3.80%,
11/18/2024 50,000 49,052
Walmart, Inc.
3.30%, 4/22/2024 100,000 98,503
2.85%, 7/08/2024 85,000 83,190
3.55%, 6/26/2025
(a)
25,000 24,704
WarnerMedia Holdings, Inc.
3.64%, 3/15/2025
(b)
100,000 96,437
3.76%, 3/15/2027
(b)
150,000 140,540
WW Grainger, Inc., 1.85%, 2/15/2025 25,000 23,717
3,814,651
Consumer, Non-cyclical – 12.9%
Abbott Laboratories
2.95%, 3/15/2025 50,000 48,573
3.75%, 11/30/2026 50,000 49,365
AbbVie, Inc.
3.85%, 6/15/2024 25,000 24,696
2.60%, 11/21/2024 100,000 96,374
3.80%, 3/15/2025 50,000 49,066
3.60%, 5/14/2025 70,000 68,268
3.20%, 5/14/2026 75,000 72,057
2.95%, 11/21/2026 85,000 80,634
Altria Group, Inc.
4.40%, 2/14/2026 100,000 99,571
2.63%, 9/16/2026
(a)
35,000 32,686
Amgen, Inc.
3.13%, 5/01/2025
(a)
25,000 24,161
2.60%, 8/19/2026 35,000 32,905
2.20%, 2/21/2027 50,000 45,885
Anheuser-Busch Cos. LLC / Anheuser-Busch
InBev Worldwide, Inc., 3.65%, 2/01/2026 60,000 58,635
AstraZeneca Finance LLC, 1.20%, 5/28/2026 100,000 90,370
AstraZeneca PLC, 0.70%, 4/08/2026 25,000 22,312
BAT Capital Corp.
3.22%, 8/15/2024 90,000 87,580
2.79%, 9/06/2024 25,000 24,194
3.22%, 9/06/2026 25,000 23,567
4.70%, 4/02/2027 120,000 117,651
BAT International Finance PLC, 1.67%,
3/25/2026 50,000 45,132
Baxter International, Inc., 1.92%, 2/01/2027 100,000 90,258
Becton, Dickinson & Co.
3.36%, 6/06/2024 25,000 24,513
3.73%, 12/15/2024 35,000 34,388
3.70%, 6/06/2027 50,000 48,649
Biogen, Inc., 4.05%, 9/15/2025 75,000 73,701
Boston Scientific Corp., 3.45%, 3/01/2024 22,000 21,676
Bristol-Myers Squibb Co.
2.90%, 7/26/2024 50,000 48,830
0.75%, 11/13/2025 15,000 13,620
3.20%, 6/15/2026 35,000 33,909

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.8% (continued)
Consumer, Non-cyclical – 12.9% (continued)
3.25%, 2/27/2027 35,000 33,851
Bunge Ltd. Finance Corp., 1.63%, 8/17/2025 45,000 41,491
Campbell Soup Co., 3.95%, 3/15/2025 10,000 9,851
Cardinal Health, Inc.
3.08%, 6/15/2024 50,000 48,746
3.75%, 9/15/2025 25,000 24,406
Centene Corp., 4.25%, 12/15/2027 50,000 48,009
Cigna Corp.
3.50%, 6/15/2024 25,000 24,564
3.25%, 4/15/2025 25,000 24,278
4.13%, 11/15/2025 25,000 24,718
1.25%, 3/15/2026 100,000 90,197
Coca-Cola Co. (The)
1.75%, 9/06/2024 25,000 24,073
1.45%, 6/01/2027 100,000 90,167
Coca-Cola Consolidated, Inc., 3.80%,
11/25/2025 25,000 24,460
CommonSpirit Health
2.76%, 10/01/2024 25,000 24,172
1.55%, 10/01/2025 50,000 46,161
ConAgra Brands, Inc., 4.30%, 5/01/2024 25,000 24,739
Constellation Brands, Inc., 4.35%, 5/09/2027 100,000 98,791
CVS Health Corp.
3.38%, 8/12/2024 60,000 58,772
4.10%, 3/25/2025 60,000 59,532
2.88%, 6/01/2026 35,000 33,116
3.63%, 4/01/2027 75,000 72,501
1.30%, 8/21/2027 50,000 43,346
Elevance Health, Inc.
3.50%, 8/15/2024 25,000 24,467
3.35%, 12/01/2024 25,000 24,424
2.38%, 1/15/2025 75,000 71,672
ELI Lilly & Co., 3.10%, 5/15/2027 35,000 33,520
Equifax, Inc.
2.60%, 12/01/2024 25,000 24,032
2.60%, 12/15/2025 50,000 46,946
Estee Lauder Cos., Inc. (The), 2.00%,
12/01/2024 35,000 33,466
GE Healthcare Technologies, Inc., 5.65%,
11/15/2027
(b)
100,000 103,537
General Mills, Inc.
3.65%, 2/15/2024 10,000 9,863
4.00%, 4/17/2025 25,000 24,621
Gilead Sciences, Inc.
3.50%, 2/01/2025 25,000 24,464
3.65%, 3/01/2026 110,000 107,223
1.20%, 10/01/2027 100,000 86,831
GlaxoSmithKline Capital PLC, 3.00%, 6/01/2024 45,000 44,053
Global Payments, Inc.
2.65%, 2/15/2025 50,000 47,707
4.80%, 4/01/2026 25,000 24,830
2.15%, 1/15/2027 100,000 90,008
GSK Consumer Healthcare Capital US LLC,
3.38%, 3/24/2027 250,000 236,651
GXO Logistics, Inc., 1.65%, 7/15/2026 100,000 87,097
HCA, Inc.
5.00%, 3/15/2024 130,000 129,695
5.25%, 4/15/2025 75,000 75,081
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.8% (continued)
Consumer, Non-cyclical – 12.9% (continued)
5.25%, 6/15/2026 50,000 50,088
3.13%, 3/15/2027
(b)
85,000 79,008
Hershey Co. (The), 0.90%, 6/01/2025 50,000 46,124
Humana, Inc.
3.85%, 10/01/2024 15,000 14,775
1.35%, 2/03/2027 50,000 44,069
Johnson & Johnson
2.63%, 1/15/2025 50,000 48,451
0.55%, 9/01/2025 50,000 45,726
2.45%, 3/01/2026 50,000 47,728
Keurig Dr Pepper, Inc.
0.75%, 3/15/2024 60,000 57,320
4.42%, 5/25/2025 6,000 5,956
3.40%, 11/15/2025 25,000 24,213
Kimberly-Clark Corp., 3.05%, 8/15/2025 25,000 24,203
Kraft Heinz Foods Co., 3.88%, 5/15/2027 100,000 97,403
Kroger Co. (The), 3.50%, 2/01/2026 75,000 72,708
Laboratory Corp. of America Holdings
3.25%, 9/01/2024 10,000 9,753
3.60%, 2/01/2025 100,000 97,429
McCormick & Co., Inc., 0.90%, 2/15/2026 10,000 8,928
McKesson Corp., 1.30%, 8/15/2026 50,000 44,627
Merck & Co., Inc.
2.90%, 3/07/2024 85,000 83,310
2.75%, 2/10/2025 40,000 38,770
1.70%, 6/10/2027 50,000 45,171
Molson Coors Beverage Co., 3.00%, 7/15/2026 70,000 66,112
Mondelez International, Inc., 1.50%, 5/04/2025 50,000 46,748
Moody's Corp., 3.75%, 3/24/2025 25,000 24,484
Novartis Capital Corp.
3.00%, 11/20/2025 50,000 48,274
2.00%, 2/14/2027 75,000 69,478
PayPal Holdings, Inc.
1.65%, 6/01/2025 30,000 28,077
2.65%, 10/01/2026 35,000 33,033
3.90%, 6/01/2027
(a)
50,000 49,172
PeaceHealth Obligated Group, Series 2020,
1.38%, 11/15/2025 25,000 22,712
PepsiCo, Inc.
3.60%, 3/01/2024 100,000 99,165
2.25%, 3/19/2025 50,000 47,959
2.38%, 10/06/2026 50,000 47,219
PerkinElmer, Inc., 0.85%, 9/15/2024 25,000 23,387
Pfizer, Inc.
3.40%, 5/15/2024 110,000 108,419
2.75%, 6/03/2026 10,000 9,568
3.00%, 12/15/2026 35,000 33,704
Philip Morris International, Inc.
2.88%, 5/01/2024 70,000 68,380
3.25%, 11/10/2024 50,000 48,729
2.75%, 2/25/2026 25,000 23,785
0.88%, 5/01/2026 10,000 8,922
5.13%, 11/17/2027 50,000 51,088
Procter & Gamble Co. (The)
0.55%, 10/29/2025 50,000 45,437
1.00%, 4/23/2026 25,000 22,652
1.90%, 2/01/2027 50,000 46,331
Quest Diagnostics, Inc., 3.45%, 6/01/2026 85,000 81,863

BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.8% (continued)
Consumer, Non-cyclical – 12.9% (continued)
Reynolds American, Inc., 4.45%, 6/12/2025 90,000 88,346
Royalty Pharma PLC, 1.75%, 9/02/2027 50,000 43,398
S&P Global, Inc., 2.45%, 3/01/2027
(b)
50,000 46,475
Shire Acquisitions Investments Ireland DAC,
3.20%, 9/23/2026 60,000 57,331
Stryker Corp.
3.38%, 11/01/2025 45,000 43,612
3.50%, 3/15/2026 25,000 24,251
SYSCO Corp., 3.30%, 7/15/2026 30,000 28,825
Thermo Fisher Scientific, Inc., 4.80%,
11/21/2027 50,000 51,345
Tyson Foods, Inc., 4.00%, 3/01/2026 50,000 49,200
Unilever Capital Corp.
3.25%, 3/07/2024 10,000 9,850
2.60%, 5/05/2024 125,000 121,903
UnitedHealth Group, Inc.
2.38%, 8/15/2024 50,000 48,365
3.75%, 7/15/2025 25,000 24,658
1.25%, 1/15/2026 50,000 46,084
1.15%, 5/15/2026 65,000 58,888
3.38%, 4/15/2027 50,000 48,395
Utah Acquisition Sub, Inc., 3.95%, 6/15/2026 85,000 81,007
Verisk Analytics, Inc., 4.00%, 6/15/2025 50,000 48,958
Viatris , Inc., 1.65%, 6/22/2025 30,000 27,584
Zimmer Biomet Holdings, Inc., 3.05%,
1/15/2026 85,000 80,937
7,073,225
Energy – 5.6%
Baker Hughes Holdings LLC / Baker Hughes Co.-
Obligor, Inc., 2.06%, 12/15/2026 75,000 68,323
BP Capital Markets America, Inc.
3.41%, 2/11/2026 25,000 24,336
3.12%, 5/04/2026 50,000 48,082
3.54%, 4/06/2027 50,000 48,546
Canadian Natural Resources Ltd.
2.05%, 7/15/2025 30,000 28,089
3.85%, 6/01/2027 30,000 28,996
Cheniere Corpus Christi Holdings LLC, 5.88%,
3/31/2025 75,000 75,766
Chevron Corp.
2.90%, 3/03/2024 75,000 73,676
1.55%, 5/11/2025 50,000 47,072
2.95%, 5/16/2026 25,000 24,036
2.00%, 5/11/2027 85,000 78,033
Chevron USA, Inc.
3.90%, 11/15/2024 10,000 9,915
0.69%, 8/12/2025 25,000 22,808
Columbia Pipeline Group, Inc., 4.50%,
6/01/2025 15,000 14,875
Continental Resources, Inc., 4.38%, 1/15/2028 100,000 95,091
Devon Energy Corp., 5.25%, 9/15/2024 25,000 25,077
Enbridge, Inc.
3.50%, 6/10/2024 50,000 48,963
2.50%, 1/15/2025 10,000 9,532
Energy Transfer LP
4.90%, 2/01/2024 10,000 9,963
4.50%, 4/15/2024 75,000 74,386
4.05%, 3/15/2025 35,000 34,333
2.90%, 5/15/2025 50,000 47,726
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.8% (continued)
Energy – 5.6% (continued)
4.20%, 4/15/2027 60,000 58,155
Enterprise Products Operating LLC
3.90%, 2/15/2024 25,000 24,737
3.75%, 2/15/2025 25,000 24,609
3.70%, 2/15/2026 75,000 73,359
EOG Resources, Inc., 4.15%, 1/15/2026 50,000 49,708
EQT Corp., 3.90%, 10/01/2027 50,000 47,416
Exxon Mobil Corp.
2.02%, 8/16/2024
(a)
115,000 110,910
2.99%, 3/19/2025 160,000 155,637
3.29%, 3/19/2027 50,000 48,715
Halliburton Co., 3.80%, 11/15/2025 39,000 38,353
Hess Corp., 4.30%, 4/01/2027 50,000 48,992
HF Sinclair Corp., 5.88%, 4/01/2026 50,000 50,404
Kinder Morgan Energy Partners LP
4.30%, 5/01/2024 25,000 24,830
4.25%, 9/01/2024 100,000 98,788
Marathon Petroleum Corp., 3.63%, 9/15/2024 35,000 34,365
MPLX LP
4.88%, 12/01/2024 20,000 19,978
4.88%, 6/01/2025 25,000 24,953
1.75%, 3/01/2026 75,000 68,272
4.13%, 3/01/2027 50,000 48,511
Northwest Pipeline LLC, 4.00%, 4/01/2027 100,000 96,844
ONEOK, Inc.
2.75%, 9/01/2024 25,000 24,119
2.20%, 9/15/2025 50,000 46,487
Ovintiv Exploration, Inc., 5.38%, 1/01/2026 50,000 50,328
Phillips 66, 3.85%, 4/09/2025 70,000 68,898
Phillips 66 Co., 1.30%, 2/15/2026 10,000 9,094
Pioneer Natural Resources Co., 1.13%,
1/15/2026 25,000 22,627
Plains All American Pipeline LP / PAA Finance
Corp.
3.60%, 11/01/2024 25,000 24,404
4.65%, 10/15/2025 25,000 24,760
4.50%, 12/15/2026 50,000 48,870
Sabine Pass Liquefaction LLC
5.88%, 6/30/2026 50,000 51,145
5.00%, 3/15/2027 100,000 100,180
Schlumberger Finance Canada Ltd., 1.40%,
9/17/2025 20,000 18,584
Shell International Finance BV
2.00%, 11/07/2024 75,000 71,976
3.25%, 5/11/2025 85,000 83,032
Spectra Energy Partners LP
4.75%, 3/15/2024 50,000 49,822
3.38%, 10/15/2026 75,000 71,415
Targa Resources Corp., 5.20%, 7/01/2027 50,000 50,344
TotalEnergies Capital International SA, 3.75%,
4/10/2024 95,000 94,074
TransCanada Pipelines Ltd., 1.00%, 10/12/2024 25,000 23,396
Transcontinental Gas Pipe Line Co. LLC, 7.85%,
2/01/2026 25,000 27,000
Williams Cos., Inc. (The)
4.55%, 6/24/2024 10,000 9,947
4.00%, 9/15/2025 25,000 24,477
3,080,139

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.8% (continued)
Financial – 47.2%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
2.88%, 8/14/2024 125,000 119,473
6.50%, 7/15/2025 50,000 50,958
2.45%, 10/29/2026 150,000 134,838
Air Lease Corp.
0.70%, 2/15/2024 50,000 47,719
2.30%, 2/01/2025 50,000 47,064
3.25%, 3/01/2025 25,000 23,980
2.88%, 1/15/2026 50,000 46,921
1.88%, 8/15/2026 35,000 31,212
Aircastle Ltd., 4.13%, 5/01/2024 35,000 34,267
Alexandria Real Estate Equities, Inc., 3.80%,
4/15/2026 45,000 43,951
Allstate Corp. (The), 0.75%, 12/15/2025 25,000 22,484
Ally Financial, Inc.
5.13%, 9/30/2024 25,000 24,968
4.75%, 6/09/2027
(a)
75,000 72,661
American Express Co.
3.40%, 2/22/2024 35,000 34,463
2.50%, 7/30/2024 100,000 96,675
3.63%, 12/05/2024 25,000 24,545
3.13%, 5/20/2026 25,000 23,907
1.65%, 11/04/2026 25,000 22,605
2.55%, 3/04/2027 100,000 92,759
5.85%, 11/05/2027 125,000 132,256
American International Group, Inc.
2.50%, 6/30/2025 51,000 48,549
3.90%, 4/01/2026 26,000 25,470
American Tower Corp.
2.40%, 3/15/2025 50,000 47,391
4.00%, 6/01/2025 25,000 24,448
1.30%, 9/15/2025
(a)
25,000 22,742
4.40%, 2/15/2026 25,000 24,714
2.75%, 1/15/2027 100,000 92,236
3.13%, 1/15/2027 50,000 46,758
Ameriprise Financial, Inc.
3.70%, 10/15/2024 50,000 49,116
3.00%, 4/02/2025 35,000 33,783
AON Corp. / AON Global Holdings PLC, 2.85%,
5/28/2027 50,000 46,870
AON Global Ltd., 3.88%, 12/15/2025 25,000 24,493
Ares Capital Corp.
4.20%, 6/10/2024 10,000 9,834
4.25%, 3/01/2025 35,000 33,875
3.25%, 7/15/2025 50,000 47,072
Assured Guaranty US Holdings, Inc., 5.00%,
7/01/2024
(a)
25,000 25,049
AvalonBay Communities, Inc., Series G, 2.95%,
5/11/2026 50,000 47,259
Bain Capital Specialty Finance, Inc.
2.95%, 3/10/2026 25,000 22,633
2.55%, 10/13/2026 50,000 43,797
Banco Santander SA
2.75%, 5/28/2025 200,000 189,234
1.85%, 3/25/2026 100,000 90,070
5.29%, 8/18/2027 100,000 100,094
Bank of America Corp.
3.46%, 3/15/2025 275,000 269,725
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.8% (continued)
Financial – 47.2% (continued)
0.98%, 4/22/2025 150,000 142,179
3.88%, 8/01/2025 55,000 54,210
1.53%, 12/06/2025 200,000 186,812
3.37%, 1/23/2026 25,000 24,160
2.02%, 2/13/2026 50,000 46,923
4.45%, 3/03/2026 100,000 99,116
3.38%, 4/02/2026 200,000 193,398
1.32%, 6/19/2026 100,000 91,575
4.25%, 10/22/2026 100,000 98,140
1.20%, 10/24/2026 150,000 135,299
Series N, 1.66%, 3/11/2027 75,000 67,722
3.56%, 4/23/2027 75,000 71,819
1.73%, 7/22/2027 125,000 111,995
3.82%, 1/20/2028 100,000 96,143
4.38%, 4/27/2028 160,000 156,482
4.95%, 7/22/2028 100,000 100,251
3.42%, 12/20/2028 100,000 93,571
Bank of Montreal
Series E, 3.30%, 2/05/2024 50,000 49,217
0.63%, 7/09/2024 150,000 141,172
1.85%, 5/01/2025 50,000 47,030
1.25%, 9/15/2026 135,000 119,885
Series H, 4.70%, 9/14/2027 75,000 75,196
Bank of Nova Scotia (The)
3.40%, 2/11/2024 200,000 197,092
1.30%, 6/11/2025
(a)
30,000 27,721
1.05%, 3/02/2026 85,000 76,117
1.30%, 9/15/2026 100,000 88,702
BankUnited , Inc., 4.88%, 11/17/2025 25,000 24,791
Barclays PLC
3.65%, 3/16/2025 100,000 97,272
4.38%, 1/12/2026 50,000 49,115
5.20%, 5/12/2026 250,000 248,874
5.30%, 8/09/2026 50,000 50,204
Berkshire Hathaway, Inc., 3.13%, 3/15/2026 100,000 97,150
BGC Partners, Inc., 3.75%, 10/01/2024 10,000 9,643
BlackRock, Inc., 3.50%, 3/18/2024 25,000 24,689
Blackstone Private Credit Fund
2.35%, 11/22/2024 25,000 23,423
3.25%, 3/15/2027 75,000 65,710
Blackstone Secured Lending Fund, 2.75%,
9/16/2026 75,000 66,541
Boston Properties LP, 3.65%, 2/01/2026 50,000 48,240
Brixmor Operating Partnership LP
3.65%, 6/15/2024 80,000 77,734
3.85%, 2/01/2025 25,000 24,213
Brookfield Finance, Inc., 4.00%, 4/01/2024 50,000 49,388
Canadian Imperial Bank of Commerce
2.25%, 1/28/2025 175,000 166,441
0.95%, 10/23/2025 25,000 22,731
1.25%, 6/22/2026 25,000 22,357
Capital One Financial Corp.
3.75%, 4/24/2024 25,000 24,656
3.30%, 10/30/2024 50,000 48,597
4.25%, 4/30/2025 25,000 24,667
4.20%, 10/29/2025 25,000 24,456
3.75%, 7/28/2026 25,000 23,942
3.65%, 5/11/2027 60,000 57,406
1.88%, 11/02/2027 100,000 88,496

BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.8% (continued)
Financial – 47.2% (continued)
Charles Schwab Corp. (The)
3.75%, 4/01/2024 35,000 34,585
0.90%, 3/11/2026 175,000 156,740
1.15%, 5/13/2026 15,000 13,480
Chubb INA Holdings, Inc., 3.35%, 5/15/2024 65,000 63,953
Citigroup, Inc.
3.35%, 4/24/2025 150,000 146,728
3.30%, 4/27/2025 25,000 24,227
4.40%, 6/10/2025 125,000 124,076
5.50%, 9/13/2025 115,000 116,703
3.70%, 1/12/2026 75,000 73,297
4.60%, 3/09/2026 35,000 34,789
3.11%, 4/08/2026 100,000 95,855
3.40%, 5/01/2026 100,000 96,295
3.20%, 10/21/2026 100,000 94,728
1.12%, 1/28/2027 25,000 22,277
1.46%, 6/09/2027 75,000 66,790
3.89%, 1/10/2028 100,000 96,089
3.07%, 2/24/2028 155,000 144,069
3.67%, 7/24/2028 200,000 189,385
Citizens Financial Group, Inc., 2.85%,
7/27/2026 35,000 32,830
CME Group, Inc., 3.00%, 3/15/2025 75,000 73,038
CNA Financial Corp., 3.95%, 5/15/2024 50,000 49,330
Cooperatieve Rabobank UA, 3.75%, 7/21/2026 250,000 239,023
Corebridge Financial, Inc., 3.50%, 4/04/2025
(b)
100,000 96,679
Credit Suisse AG, 1.25%, 8/07/2026 250,000 210,050
Credit Suisse Group AG, 3.75%, 3/26/2025 275,000 258,962
Crown Castle, Inc.
3.20%, 9/01/2024
(a)
90,000 87,658
1.05%, 7/15/2026 50,000 44,112
Deutsche Bank AG
0.90%, 5/28/2024 100,000 94,652
4.10%, 1/13/2026 25,000 24,492
1.69%, 3/19/2026 100,000 91,452
2.31%, 11/16/2027 150,000 133,388
Discover Financial Services, 4.50%, 1/30/2026 110,000 108,768
EPR Properties, 4.50%, 4/01/2025 25,000 24,185
Equinix , Inc.
2.63%, 11/18/2024 10,000 9,606
1.25%, 7/15/2025 30,000 27,485
1.00%, 9/15/2025 35,000 31,636
1.45%, 5/15/2026 35,000 31,412
ERP Operating LP, 3.38%, 6/01/2025 40,000 38,794
Essex Portfolio LP
3.88%, 5/01/2024 25,000 24,570
3.63%, 5/01/2027 50,000 47,887
Fifth Third Bancorp, 2.55%, 5/05/2027 35,000 32,316
First-Citizens Bank & Trust Co., 2.97%,
9/27/2025 50,000 47,887
Franklin Resources, Inc., 2.85%, 3/30/2025 35,000 33,663
FS KKR Capital Corp., 3.40%, 1/15/2026 100,000 91,380
GLP Capital LP / GLP Financing II, Inc.
5.25%, 6/01/2025 25,000 24,812
5.38%, 4/15/2026 85,000 84,911
Goldman Sachs BDC, Inc., 3.75%, 2/10/2025
(a)
25,000 24,290
Goldman Sachs Group, Inc. (The)
3.63%, 2/20/2024 35,000 34,520
4.00%, 3/03/2024 50,000 49,523
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.8% (continued)
Financial – 47.2% (continued)
3.85%, 7/08/2024 25,000 24,645
3.50%, 1/23/2025 25,000 24,358
3.50%, 4/01/2025 50,000 48,554
3.75%, 5/22/2025 50,000 48,862
4.25%, 10/21/2025 110,000 108,310
0.86%, 2/12/2026 135,000 123,700
3.50%, 11/16/2026 200,000 192,067
1.09%, 12/09/2026 35,000 31,295
1.43%, 3/09/2027 50,000 44,756
1.54%, 9/10/2027 25,000 22,068
1.95%, 10/21/2027 150,000 134,231
2.64%, 2/24/2028 200,000 183,325
3.69%, 6/05/2028 150,000 143,070
4.48%, 8/23/2028 50,000 49,166
Golub Capital BDC, Inc., 2.50%, 8/24/2026 25,000 21,936
Hanover Insurance Group, Inc. (The), 4.50%,
4/15/2026 50,000 49,527
Healthcare Realty Holdings LP, 3.75%,
7/01/2027 25,000 23,732
Healthpeak Properties, Inc.
4.00%, 6/01/2025 20,000 19,641
1.35%, 2/01/2027 50,000 44,514
Host Hotels & Resorts LP
3.88%, 4/01/2024 25,000 24,564
Series E, 4.00%, 6/15/2025 20,000 19,494
HSBC Holdings PLC
3.80%, 3/11/2025 200,000 196,332
3.90%, 5/25/2026 200,000 193,124
4.29%, 9/12/2026 300,000 292,117
1.59%, 5/24/2027 200,000 177,378
4.76%, 6/09/2028 200,000 196,635
HSBC USA, Inc., 3.50%, 6/23/2024 50,000 49,061
Huntington Bancshares, Inc., 2.63%, 8/06/2024 100,000 96,724
ING Groep NV
4.10%, 10/02/2023 75,000 74,534
4.02%, 3/28/2028 250,000 239,800
Intercontinental Exchange, Inc.
3.75%, 12/01/2025 10,000 9,833
4.00%, 9/15/2027 100,000 98,697
Invesco Finance PLC, 3.75%, 1/15/2026 25,000 24,575
JPMorgan Chase & Co.
3.88%, 2/01/2024 25,000 24,774
3.63%, 5/13/2024 110,000 108,899
3.88%, 9/10/2024 110,000 108,339
3.13%, 1/23/2025 50,000 48,724
0.56%, 2/16/2025 25,000 23,772
3.22%, 3/01/2025 130,000 127,197
0.82%, 6/01/2025 80,000 75,299
3.90%, 7/15/2025 40,000 39,470
2.30%, 10/15/2025 60,000 57,112
2.01%, 3/13/2026 125,000 117,551
2.08%, 4/22/2026 50,000 46,957
3.20%, 6/15/2026 50,000 47,965
2.95%, 10/01/2026 100,000 95,249
1.05%, 11/19/2026 50,000 44,798
4.13%, 12/15/2026 100,000 99,032
3.96%, 1/29/2027 50,000 48,852
1.04%, 2/04/2027 50,000 44,567
1.58%, 4/22/2027 50,000 44,940

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.8% (continued)
Financial – 47.2% (continued)
1.47%, 9/22/2027 100,000 88,690
3.78%, 2/01/2028 100,000 96,155
4.32%, 4/26/2028 250,000 244,536
3.54%, 5/01/2028 150,000 142,100
KeyCorp
4.15%, 10/29/2025 75,000 74,395
2.25%, 4/06/2027 75,000 68,547
Kimco Realty Op LLC, 2.80%, 10/01/2026 50,000 46,468
Kite Realty Group LP, 4.00%, 10/01/2026 50,000 46,960
Legg Mason, Inc., 4.75%, 3/15/2026 50,000 50,322
Lincoln National Corp., 3.35%, 3/09/2025 10,000 9,719
Lloyds Banking Group PLC
4.45%, 5/08/2025 250,000 246,791
4.65%, 3/24/2026 100,000 98,527
Loews Corp., 3.75%, 4/01/2026 50,000 48,905
M&T Bank Corp., 4.55%, 8/16/2028 100,000 100,118
Manulife Financial Corp.
4.15%, 3/04/2026 25,000 24,722
2.48%, 5/19/2027 50,000 46,214
Marsh & McLennan Cos., Inc., 3.88%, 3/15/2024 25,000 24,739
Mastercard , Inc.
3.38%, 4/01/2024 25,000 24,651
3.30%, 3/26/2027 80,000 77,749
MID-America Apartments LP, 1.10%, 9/15/2026 70,000 61,923
Mitsubishi UFJ Financial Group, Inc.
3.41%, 3/07/2024 100,000 98,412
3.78%, 3/02/2025 200,000 195,707
2.34%, 1/19/2028 200,000 180,600
5.35%, 9/13/2028 200,000 203,165
Mizuho Financial Group, Inc., 2.23%, 5/25/2026 200,000 185,995
Morgan Stanley
Series F, 3.88%, 4/29/2024 200,000 197,799
3.70%, 10/23/2024 50,000 49,152
0.79%, 5/30/2025 50,000 46,958
2.72%, 7/22/2025 50,000 48,306
4.00%, 7/23/2025 50,000 49,219
Series I, 0.86%, 10/21/2025 25,000 23,197
1.16%, 10/21/2025 225,000 209,629
5.00%, 11/24/2025 105,000 105,484
3.88%, 1/27/2026 45,000 43,963
2.19%, 4/28/2026 75,000 70,461
3.13%, 7/27/2026 75,000 71,108
Series G, 4.35%, 9/08/2026 75,000 73,688
0.99%, 12/10/2026 50,000 44,505
3.63%, 1/20/2027 50,000 48,447
3.95%, 4/23/2027 50,000 48,321
1.59%, 5/04/2027 50,000 44,915
1.51%, 7/20/2027 75,000 66,862
2.48%, 1/21/2028 100,000 91,197
3.59%, 7/22/2028 120,000 113,630
National Australia Bank Ltd.
4.97%, 1/12/2026 250,000 253,122
2.50%, 7/12/2026 50,000 46,645
National Retail Properties, Inc., 4.00%,
11/15/2025 25,000 24,457
NatWest Group PLC
4.80%, 4/05/2026 25,000 24,928
3.75%, 11/01/2029 200,000 187,949
Nomura Holdings, Inc., 2.33%, 1/22/2027 200,000 179,827
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.8% (continued)
Financial – 47.2% (continued)
Northern Trust Corp., 3.95%, 10/30/2025 25,000 24,576
OMEGA Healthcare Investors, Inc.
4.50%, 1/15/2025 35,000 34,387
4.50%, 4/01/2027 50,000 48,091
ORIX Corp.
3.70%, 7/18/2027 10,000 9,657
5.00%, 9/13/2027
(a)
100,000 101,999
Owl Rock Capital Corp.
3.75%, 7/22/2025 35,000 32,999
4.25%, 1/15/2026 25,000 23,535
3.40%, 7/15/2026 25,000 22,619
PNC Financial Services Group, Inc. (The)
2.20%, 11/01/2024 75,000 72,184
2.60%, 7/23/2026 100,000 94,010
1.15%, 8/13/2026 50,000 44,568
5.35%, 12/02/2028 100,000 102,753
Principal Financial Group, Inc., 3.10%,
11/15/2026 50,000 47,194
ProLogis LP, 2.13%, 4/15/2027 30,000 27,478
Prospect Capital Corp., 3.71%, 1/22/2026 50,000 45,679
Prudential Financial, Inc., 1.50%, 3/10/2026 100,000 91,288
Public Storage, 1.50%, 11/09/2026 35,000 31,663
Radian Group, Inc., 4.88%, 3/15/2027 50,000 47,547
Realty Income Corp.
4.60%, 2/06/2024 25,000 24,904
3.88%, 4/15/2025 25,000 24,535
4.63%, 11/01/2025 60,000 59,831
3.95%, 8/15/2027 30,000 29,266
Regions Financial Corp., 2.25%, 5/18/2025
(a)
50,000 47,240
Royal Bank of Canada
2.25%, 11/01/2024 100,000 95,977
1.15%, 6/10/2025 30,000 27,680
1.20%, 4/27/2026 20,000 18,032
Series G, 1.15%, 7/14/2026 35,000 31,325
Series G, 1.40%, 11/02/2026 100,000 89,008
3.63%, 5/04/2027 100,000 96,654
6.00%, 11/01/2027 100,000 105,553
Sabra Health Care LP, 5.13%, 8/15/2026 50,000 48,292
Santander Holdings USA, Inc.
3.50%, 6/07/2024 25,000 24,412
4.50%, 7/17/2025 25,000 24,676
3.24%, 10/05/2026 85,000 79,942
Santander UK Group Holdings PLC, 1.53%,
8/21/2026 100,000 89,836
Santander UK PLC, 4.00%, 3/13/2024 100,000 98,971
Simon Property Group LP
3.38%, 10/01/2024 25,000 24,448
3.50%, 9/01/2025
(a)
25,000 24,293
3.30%, 1/15/2026 35,000 33,665
1.38%, 1/15/2027
(a)
50,000 44,593
SITE Centers Corp., 3.63%, 2/01/2025 50,000 47,735
State Street Corp.
3.55%, 8/18/2025 30,000 29,409
2.35%, 11/01/2025 50,000 48,037
2.65%, 5/19/2026 25,000 23,781
1.68%, 11/18/2027 25,000 22,572
Stifel Financial Corp., 4.25%, 7/18/2024 10,000 9,876

BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.8% (continued)
Financial – 47.2% (continued)
Sumitomo Mitsui Financial Group, Inc.
2.35%, 1/15/2025 200,000 190,597
0.95%, 1/12/2026 200,000 178,631
3.78%, 3/09/2026 50,000 48,720
2.63%, 7/14/2026 85,000 78,942
3.01%, 10/19/2026 50,000 47,134
Synchrony Financial
4.38%, 3/19/2024 110,000 108,760
4.50%, 7/23/2025 40,000 38,916
3.70%, 8/04/2026 35,000 32,660
Tanger Properties LP, 3.88%, 7/15/2027 50,000 46,841
Toronto-Dominion Bank (The)
0.55%, 3/04/2024 135,000 129,076
2.65%, 6/12/2024 100,000 97,322
0.70%, 9/10/2024 50,000 46,879
1.15%, 6/12/2025 30,000 27,600
0.75%, 9/11/2025
(a)
50,000 45,302
1.25%, 9/10/2026 35,000 31,090
1.95%, 1/12/2027 100,000 91,109
4.11%, 6/08/2027 100,000 98,284
Trinity Acquisition PLC, 4.40%, 3/15/2026 50,000 49,224
Truist Bank
2.15%, 12/06/2024 50,000 47,873
3.63%, 9/16/2025 100,000 97,140
Truist Financial Corp.
2.85%, 10/26/2024 50,000 48,715
3.70%, 6/05/2025 5,000 4,903
1.20%, 8/05/2025 55,000 50,692
1.27%, 3/02/2027 25,000 22,625
4.12%, 6/06/2028 160,000 156,362
US Bancorp
3.38%, 2/05/2024 100,000 98,550
3.60%, 9/11/2024 25,000 24,663
3.95%, 11/17/2025 35,000 34,634
Series V, 2.38%, 7/22/2026 10,000 9,378
2.22%, 1/27/2028 130,000 119,200
US Bank NA, 2.80%, 1/27/2025 100,000 96,957
Ventas Realty LP
3.50%, 4/15/2024 50,000 48,918
2.65%, 1/15/2025 25,000 23,863
Vici Properties LP, 4.38%, 5/15/2025 50,000 48,926
Visa, Inc.
3.15%, 12/14/2025 50,000 48,561
1.90%, 4/15/2027 100,000 91,739
Voya Financial, Inc., 3.65%, 6/15/2026 50,000 48,100
Wells Fargo & Co.
3.30%, 9/09/2024 50,000 48,898
3.00%, 2/19/2025 25,000 24,126
0.81%, 5/19/2025 15,000 14,196
2.41%, 10/30/2025 50,000 47,750
2.16%, 2/11/2026 285,000 268,908
3.00%, 4/22/2026 35,000 33,235
3.91%, 4/25/2026 125,000 122,087
2.19%, 4/30/2026 175,000 164,640
3.00%, 10/23/2026 100,000 94,340
3.20%, 6/17/2027 100,000 94,667
3.53%, 3/24/2028 150,000 142,587
3.58%, 5/22/2028 100,000 95,045
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.8% (continued)
Financial – 47.2% (continued)
4.81%, 7/25/2028 150,000 149,709
Welltower Op LLC
4.00%, 6/01/2025 20,000 19,573
4.25%, 4/01/2026 65,000 63,773
Western Union Co. (The), 2.85%, 1/10/2025 50,000 48,051
Westpac Banking Corp.
3.30%, 2/26/2024 50,000 49,266
1.02%, 11/18/2024 100,000 93,861
1.15%, 6/03/2026 50,000 44,760
2.70%, 8/19/2026 40,000 37,640
3.35%, 3/08/2027 75,000 72,023
5.46%, 11/18/2027 75,000 78,146
25,769,896
Industrial – 6.6%
3M Co.
3.25%, 2/14/2024 25,000 24,589
2.00%, 2/14/2025 75,000 71,353
2.25%, 9/19/2026
(a)
25,000 23,282
Amcor Finance USA, Inc., 3.63%, 4/28/2026 50,000 48,020
Avnet, Inc., 4.63%, 4/15/2026 50,000 48,952
Berry Global, Inc., 0.95%, 2/15/2024 50,000 47,798
Boeing Co. (The)
1.95%, 2/01/2024 50,000 48,478
4.88%, 5/01/2025 70,000 70,011
2.75%, 2/01/2026 125,000 117,861
2.20%, 2/04/2026 275,000 253,920
Burlington Northern Santa Fe LLC
3.75%, 4/01/2024 50,000 49,500
3.65%, 9/01/2025 15,000 14,678
3.25%, 6/15/2027
(a)
50,000 48,212
Canadian Pacific Railway Co., 1.75%,
12/02/2026 35,000 31,683
Carrier Global Corp.
2.24%, 2/15/2025 7,000 6,646
2.49%, 2/15/2027 100,000 92,458
Caterpillar Financial Services Corp.
0.45%, 5/17/2024 20,000 18,963
3.25%, 12/01/2024 123,000 120,593
0.80%, 11/13/2025 25,000 22,679
1.15%, 9/14/2026 50,000 44,743
3.60%, 8/12/2027 50,000 48,807
CNH Industrial Capital LLC
3.95%, 5/23/2025 50,000 48,962
1.88%, 1/15/2026 25,000 23,142
CSX Corp.
3.35%, 11/01/2025 25,000 24,226
3.25%, 6/01/2027 30,000 28,699
Emerson Electric Co., 1.80%, 10/15/2027 50,000 44,647
FedEx Corp., 3.25%, 4/01/2026 25,000 24,117
Flex Ltd., 4.75%, 6/15/2025 20,000 19,821
GATX Corp., 3.25%, 9/15/2026 50,000 47,254
General Dynamics Corp.
2.38%, 11/15/2024 25,000 24,071
3.25%, 4/01/2025 25,000 24,390
3.50%, 5/15/2025 15,000 14,703
1.15%, 6/01/2026 50,000 45,178
Honeywell International, Inc.
1.35%, 6/01/2025 25,000 23,331

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.8% (continued)
Industrial – 6.6% (continued)
2.50%, 11/01/2026 50,000 47,110
1.10%, 3/01/2027 50,000 44,382
Jabil, Inc., 1.70%, 4/15/2026 75,000 67,754
JB Hunt Transport Services, Inc., 3.88%,
3/01/2026 30,000 29,445
John Deere Capital Corp.
2.65%, 6/24/2024 90,000 87,581
0.70%, 1/15/2026 100,000 90,025
2.65%, 6/10/2026 25,000 23,677
1.05%, 6/17/2026 25,000 22,526
2.25%, 9/14/2026 25,000 23,385
1.30%, 10/13/2026 25,000 22,430
2.35%, 3/08/2027
(a)
50,000 46,453
1.75%, 3/09/2027 50,000 45,538
Legrand France SA, 8.50%, 2/15/2025 35,000 37,824
Lennox International, Inc., 1.70%, 8/01/2027 50,000 43,767
Lockheed Martin Corp., 3.55%, 1/15/2026 26,000 25,563
Northrop Grumman Corp., 2.93%, 1/15/2025 75,000 72,634
Otis Worldwide Corp., 2.06%, 4/05/2025 25,000 23,583
Owens Corning, 3.40%, 8/15/2026 25,000 23,627
Packaging Corp. of America, 3.65%, 9/15/2024 40,000 39,163
Parker-Hannifin Corp., 3.65%, 6/15/2024 125,000 122,876
Raytheon Technologies Corp.
3.20%, 3/15/2024 20,000 19,663
3.95%, 8/16/2025 150,000 148,170
Republic Services, Inc.
2.50%, 8/15/2024 30,000 28,948
0.88%, 11/15/2025 125,000 112,678
Ryder System, Inc.
2.50%, 9/01/2024 25,000 23,992
3.35%, 9/01/2025 25,000 23,892
4.30%, 6/15/2027 75,000 73,365
Stanley Black & Decker, Inc., 4.00%, 3/15/2060 25,000 21,950
Teledyne Technologies, Inc., 1.60%, 4/01/2026 25,000 22,831
Trane Technologies Luxembourg Finance SA,
3.50%, 3/21/2026 50,000 48,053
Tyco Electronics Group SA, 3.70%, 2/15/2026 50,000 49,056
Union Pacific Corp.
3.65%, 2/15/2024 32,000 31,611
3.15%, 3/01/2024 25,000 24,577
2.75%, 3/01/2026 50,000 47,735
United Parcel Service, Inc.
2.20%, 9/01/2024 15,000 14,460
2.80%, 11/15/2024
(a)
25,000 24,323
2.40%, 11/15/2026 50,000 47,149
Vontier Corp., 1.80%, 4/01/2026 50,000 43,491
Vulcan Materials Co.
4.50%, 4/01/2025 25,000 24,869
3.90%, 4/01/2027 25,000 24,242
Waste Management, Inc., 0.75%, 11/15/2025 25,000 22,681
Westinghouse Air Brake Technologies Corp.,
3.20%, 6/15/2025 75,000 70,912
WRKCo , Inc.
3.00%, 9/15/2024 40,000 38,610
3.75%, 3/15/2025 25,000 24,375
3,596,743
Technology – 7.6%
Activision Blizzard, Inc., 3.40%, 6/15/2027 50,000 48,032
Adobe, Inc., 2.15%, 2/01/2027 75,000 69,735
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.8% (continued)
Technology – 7.6% (continued)
Analog Devices, Inc., 2.95%, 4/01/2025 50,000 48,485
Apple, Inc.
3.45%, 5/06/2024 50,000 49,497
2.85%, 5/11/2024 125,000 122,377
1.80%, 9/11/2024 25,000 23,963
2.75%, 1/13/2025 50,000 48,511
2.50%, 2/09/2025 50,000 48,259
1.13%, 5/11/2025 75,000 69,870
3.20%, 5/13/2025 35,000 34,180
0.55%, 8/20/2025
(a)
25,000 22,745
0.70%, 2/08/2026 25,000 22,534
3.25%, 2/23/2026 75,000 72,865
2.45%, 8/04/2026 35,000 33,024
2.05%, 9/11/2026 50,000 46,412
3.35%, 2/09/2027 150,000 145,875
Applied Materials, Inc., 3.30%, 4/01/2027 50,000 48,363
AutoDesk , Inc., 4.38%, 6/15/2025 25,000 24,847
Broadcom, Inc.
3.63%, 10/15/2024 45,000 44,125
3.15%, 11/15/2025 25,000 23,924
3.46%, 9/15/2026 75,000 71,693
CDW LLC / CDW Finance Corp., 4.13%,
5/01/2025 100,000 96,837
Dell International LLC / EMC Corp.
5.85%, 7/15/2025 25,000 25,484
6.02%, 6/15/2026 100,000 102,857
4.90%, 10/01/2026 50,000 49,795
Electronic Arts, Inc., 4.80%, 3/01/2026 5,000 5,036
Fidelity National Information Services, Inc.,
1.15%, 3/01/2026 35,000 31,242
Fiserv, Inc.
2.75%, 7/01/2024 110,000 106,591
3.20%, 7/01/2026 25,000 23,760
2.25%, 6/01/2027 40,000 36,437
Genpact Luxembourg Sarl , 3.38%, 12/01/2024 10,000 9,628
Hewlett Packard Enterprise Co.
1.45%, 4/01/2024 25,000 24,044
4.90%, 10/15/2025 25,000 24,996
1.75%, 4/01/2026 100,000 91,182
HP, Inc., 2.20%, 6/17/2025 70,000 65,885
Intel Corp.
3.40%, 3/25/2025
(a)
25,000 24,417
3.70%, 7/29/2025 80,000 78,335
3.75%, 8/05/2027 90,000 87,990
International Business Machines Corp.
3.38%, 8/01/2023 25,000 24,813
3.00%, 5/15/2024 100,000 97,715
7.00%, 10/30/2025 25,000 26,721
3.30%, 5/15/2026 100,000 96,525
2.20%, 2/09/2027 150,000 137,753
KLA Corp., 4.65%, 11/01/2024 60,000 59,749
Kyndryl Holdings, Inc., 2.05%, 10/15/2026 25,000 21,556
LAM Research Corp.
3.80%, 3/15/2025 25,000 24,622
3.75%, 3/15/2026 25,000 24,505
Leidos , Inc., 3.63%, 5/15/2025 10,000 9,713
Marvell Technology, Inc., 1.65%, 4/15/2026 25,000 22,517
Microchip Technology, Inc., 0.97%, 2/15/2024 100,000 95,734

BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.8% (continued)
Technology – 7.6% (continued)
Microsoft Corp.
2.70%, 2/12/2025 25,000 24,293
3.13%, 11/03/2025 35,000 34,096
2.40%, 8/08/2026 110,000 103,777
3.30%, 2/06/2027 150,000 146,068
NetApp, Inc., 1.88%, 6/22/2025 25,000 23,252
NVIDIA Corp., 3.20%, 9/16/2026 50,000 48,354
Oracle Corp.
3.40%, 7/08/2024 50,000 48,984
2.95%, 11/15/2024 75,000 72,556
2.50%, 4/01/2025 50,000 47,678
2.95%, 5/15/2025 40,000 38,424
1.65%, 3/25/2026 150,000 136,813
2.65%, 7/15/2026 75,000 70,243
2.80%, 4/01/2027 25,000 23,155
3.25%, 11/15/2027 100,000 94,101
QUALCOMM, Inc.
2.90%, 5/20/2024 50,000 48,971
3.25%, 5/20/2027 80,000 77,103
Roper Technologies, Inc.
2.35%, 9/15/2024 20,000 19,196
1.00%, 9/15/2025 50,000 45,605
Take-Two Interactive Software, Inc.
3.30%, 3/28/2024 40,000 39,204
3.70%, 4/14/2027 30,000 28,771
Texas Instruments, Inc., 1.38%, 3/12/2025 50,000 46,987
TSMC Arizona Corp., 1.75%, 10/25/2026 25,000 22,566
VMware, Inc.
1.00%, 8/15/2024 50,000 46,943
1.40%, 8/15/2026 50,000 44,307
3.90%, 8/21/2027 30,000 28,840
Western Digital Corp., 4.75%, 2/15/2026 100,000 96,589
Xilinx, Inc., 2.95%, 6/01/2024 40,000 39,085
4,141,716
Utilities – 5.1%
AEP Transmission Co. LLC, 3.10%, 12/01/2026 50,000 47,627
AES Corp. (The), 1.38%, 1/15/2026 75,000 67,571
Ameren Corp., 2.50%, 9/15/2024 40,000 38,508
Avangrid , Inc.
3.15%, 12/01/2024 15,000 14,503
3.20%, 4/15/2025 20,000 19,224
Berkshire Hathaway Energy Co., 4.05%,
4/15/2025 25,000 24,699
Black Hills Corp., 3.95%, 1/15/2026 10,000 9,710
CenterPoint Energy, Inc., 1.45%, 6/01/2026 10,000 9,038
Cleveland Electric Illuminating Co. (The), 5.50%,
8/15/2024 10,000 10,102
CMS Energy Corp., 3.00%, 5/15/2026 10,000 9,454
Connecticut Light & Power Co. (The), Series A,
0.75%, 12/01/2025 30,000 27,022
Dominion Energy, Inc.
3.07%, 8/15/2024
(c)
60,000 58,187
Series D, 2.85%, 8/15/2026 50,000 46,850
DTE Energy Co.
Series C, 2.53%, 10/01/2024
(c)
25,000 24,066
Series F, 1.05%, 6/01/2025 50,000 45,831
2.85%, 10/01/2026 25,000 23,385
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.8% (continued)
Utilities – 5.1% (continued)
Duke Energy Corp.
3.75%, 4/15/2024 50,000 49,344
2.65%, 9/01/2026 50,000 46,776
Duke Energy Florida LLC, 3.20%, 1/15/2027 75,000 72,062
Duke Energy Progress LLC, 3.25%, 8/15/2025 50,000 48,461
Eastern Energy Gas Holdings LLC, Series A,
2.50%, 11/15/2024 25,000 24,098
Edison International, 3.55%, 11/15/2024 45,000 43,807
Emera US Finance LP, 3.55%, 6/15/2026 25,000 23,707
Entergy Corp., 2.95%, 9/01/2026 60,000 56,594
Entergy Louisiana LLC, 5.59%, 10/01/2024 35,000 35,415
Evergy Kansas Central, Inc., 2.55%, 7/01/2026 25,000 23,332
Evergy , Inc., 2.45%, 9/15/2024 25,000 23,966
Eversource Energy
Series L, 2.90%, 10/01/2024 10,000 9,732
Series Q, 0.80%, 8/15/2025 25,000 22,547
Series U, 1.40%, 8/15/2026 50,000 44,796
Exelon Corp.
3.95%, 6/15/2025 25,000 24,611
3.40%, 4/15/2026 20,000 19,223
2.75%, 3/15/2027 100,000 93,372
Florida Power & Light Co.
3.25%, 6/01/2024 50,000 49,071
2.85%, 4/01/2025 65,000 62,690
3.13%, 12/01/2025 25,000 24,223
Fortis, Inc., 3.06%, 10/04/2026 50,000 46,899
Iberdrola International BV, 5.81%, 3/15/2025 35,000 35,756
Interstate Power & Light Co., 3.25%,
12/01/2024 15,000 14,590
IPALCO Enterprises, Inc., 3.70%, 9/01/2024 25,000 24,364
National Rural Utilities Cooperative Finance
Corp.
2.95%, 2/07/2024 25,000 24,514
3.25%, 11/01/2025 85,000 81,434
NextEra Energy Capital Holdings, Inc.
2.94%, 3/21/2024 60,000 58,784
1.88%, 1/15/2027 75,000 67,720
4.63%, 7/15/2027 50,000 50,081
NiSource, Inc., 0.95%, 8/15/2025 75,000 68,416
Oncor Electric Delivery Co. LLC, 2.75%,
6/01/2024 25,000 24,364
Pacific Gas & Electric Co.
3.45%, 7/01/2025 50,000 47,933
3.15%, 1/01/2026 100,000 94,680
3.30%, 3/15/2027 50,000 46,269
Public Service Electric & Gas Co., 0.95%,
3/15/2026 100,000 90,172
Public Service Enterprise Group, Inc.
2.88%, 6/15/2024 10,000 9,722
0.80%, 8/15/2025 35,000 31,772
San Diego Gas & Electric Co., 2.50%, 5/15/2026 10,000 9,383
Southern California Edison Co., Series D, 4.70%,
6/01/2027 75,000 75,367
Southern California Gas Co.
Series TT, 2.60%, 6/15/2026 10,000 9,387
2.95%, 4/15/2027 80,000 75,712
Southern Co. (The)
Series 21-A, 0.60%, 2/26/2024 50,000 47,745
3.25%, 7/01/2026 65,000 61,851

STATEMENT OF INVESTMENTS
(continued)
See Notes to Statements of Investments
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.8% (continued)
Utilities – 5.1% (continued)
5.11%, 8/01/2027 80,000 81,167
Series B, 4.00%, 1/15/2051 25,000 23,771
Southern Power Co., 0.90%, 1/15/2026 35,000 31,414
Southwestern Electric Power Co., Series N,
1.65%, 3/15/2026 85,000 77,379
Union Electric Co., 2.95%, 6/15/2027 50,000 47,554
Virginia Electric & Power Co.
Series A, 3.10%, 5/15/2025 10,000 9,666
Series A, 3.15%, 1/15/2026 25,000 24,240
Series B, 3.75%, 5/15/2027 30,000 29,251
Wec Energy Group, Inc., 5.15%, 10/01/2027 50,000 51,157
Wisconsin Electric Power Co., 2.05%,
12/15/2024 20,000 19,079
Xcel Energy, Inc., 3.30%, 6/01/2025 30,000 29,005
2,794,202
Total Corporate Bonds (cost $56,896,970) 53,946,059
Shares
Investment Companies – 2.9%
Registered Investment Companies – 2.9%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
4.30%
(d)(e)
(cost $1,584,998) 1,584,998 1,584,998
Investment of Cash Collateral for Securities Loaned – 1.9%
Registered Investment Companies – 1.9%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
4.30%
(d)(e)
(cost $1,019,788) 1,019,788 1,019,788
Total Investments (cost $59,501,756) 103.6% 56,550,845
Liabilities, Less Cash and Receivables (3.6)% (1,981,506)
Net Assets 100.0% 54,569,339
(a)
Security, or portion thereof, on loan. At January 31, 2023, the value of the fund’s securities on loan was $1,087,225 and the value of the collateral was $1,121,615, consisting of cash collateral of $1,019,788 and U.S. Government & Agency securities valued at $101,827.
In addition, the value of collateral may include pending sales that are also on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, these securities were valued at $656,777 or
1.20% of net assets.
(c)
Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(e)
The rate shown is the 1-day yield as of January 31, 2023.

STATEMENT OF INVESTMENTS
January 31, 2023 (Unaudited)
BNY Mellon High Yield Beta ETF
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7%
Basic Materials – 4.5%
Ahlstrom-Munksjo Holding 3 Oy, 4.88%,
2/04/2028
(a)
20,000 17,134
Allegheny Ludlum LLC, 6.95%, 12/15/2025 20,000 19,944
AngloGold Ashanti Holdings PLC, 6.50%,
4/15/2040 20,000 19,774
Arconic Corp.
6.00%, 5/15/2025
(a)
25,000 24,875
6.13%, 2/15/2028
(a)
35,000 33,733
Ashland LLC
3.38%, 9/01/2031
(a)
20,000 16,599
6.88%, 5/15/2043 15,000 15,208
ASP Unifrax Holdings, Inc.
5.25%, 9/30/2028
(a)
45,000 38,431
7.50%, 9/30/2029
(a)(b)
15,000 10,856
ATI, Inc.
5.88%, 12/01/2027 8,000 7,738
4.88%, 10/01/2029 15,000 13,724
5.13%, 10/01/2031 5,000 4,540
Avient Corp.
5.75%, 5/15/2025
(a)
30,000 29,742
7.13%, 8/01/2030
(a)
25,000 25,294
Axalta Coating Systems LLC, 3.38%,
2/15/2029
(a)
40,000 34,391
Axalta Coating Systems LLC / Axalta Coating
Systems Dutch Holding B BV, 4.75%,
6/15/2027
(a)(b)
30,000 28,342
Baffinland Iron Mines Corp. / Baffinland Iron
Mines LP, 8.75%, 7/15/2026
(a)
25,000 24,381
Big River Steel LLC / BRS Finance Corp., 6.63%,
1/31/2029
(a)
42,000 41,399
Carpenter Technology Corp.
6.38%, 7/15/2028 10,000 9,854
7.63%, 3/15/2030 10,000 10,266
Century Aluminum Co., 7.50%, 4/01/2028
(a)
10,000 8,902
Cerdia Finanz GMBH, 10.50%, 2/15/2027
(a)
25,000 21,207
Chemours Co. (The)
5.38%, 5/15/2027 23,000 21,297
5.75%, 11/15/2028
(a)
50,000 45,560
4.63%, 11/15/2029
(a)
45,000 37,584
Clearwater Paper Corp.
5.38%, 2/01/2025
(a)
20,000 19,529
4.75%, 8/15/2028
(a)
20,000 17,861
Cleveland-Cliffs, Inc.
6.75%, 3/15/2026
(a)
25,000 25,386
5.88%, 6/01/2027 20,000 19,663
4.63%, 3/01/2029
(a)
3,000 2,803
4.88%, 3/01/2031
(a)(b)
5,000 4,672
6.25%, 10/01/2040 20,000 18,231
Coeur Mining, Inc., 5.13%, 2/15/2029
(a)(b)
15,000 12,065
Commercial Metals Co.
4.13%, 1/15/2030 25,000 22,374
3.88%, 2/15/2031 24,000 20,878
4.38%, 3/15/2032 30,000 26,388
Compass Minerals International, Inc.
4.88%, 7/15/2024
(a)
17,000 16,608
6.75%, 12/01/2027
(a)
30,000 29,445
Consolidated Energy Finance SA
6.50%, 5/15/2026
(a)
5,000 4,650
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Basic Materials – 4.5% (continued)
5.63%, 10/15/2028
(a)
20,000 17,436
Constellium SE
5.88%, 2/15/2026
(a)
20,000 19,717
3.75%, 4/15/2029
(a)(b)
25,000 21,365
Cornerstone Chemical Co., 6.75%, 8/15/2024
(a)
25,000 19,972
CVR Partners LP / CVR Nitrogen Finance Corp.,
6.13%, 6/15/2028
(a)
20,000 18,162
Diamond BC BV, 4.63%, 10/01/2029
(a)
25,000 21,005
Domtar Corp., 6.75%, 10/01/2028
(a)
35,000 32,249
Element Solutions, Inc., 3.88%, 9/01/2028
(a)
35,000 30,952
FMG Resources (August 2006) Pty Ltd.
5.13%, 5/15/2024
(a)
39,000 38,645
4.50%, 9/15/2027
(a)
40,000 38,050
5.88%, 4/15/2030
(a)
50,000 48,756
4.38%, 4/01/2031
(a)
80,000 70,222
6.13%, 4/15/2032
(a)
50,000 48,753
Glatfelter Corp., 4.75%, 11/15/2029
(a)
20,000 14,014
GPD Cos., Inc., 10.13%, 4/01/2026
(a)
20,000 17,931
HB Fuller Co.
4.00%, 2/15/2027 25,000 23,224
4.25%, 10/15/2028 15,000 13,281
Hecla Mining Co., 7.25%, 2/15/2028 12,000 11,983
Herens Holdco Sarl, 4.75%, 5/15/2028
(a)
15,000 12,315
Hudbay Minerals Inc.
4.50%, 4/01/2026 20,000 18,425
6.13%, 4/01/2029 20,000 18,454
Illuminate Buyer LLC / Illuminate Holdings IV,
Inc., 9.00%, 7/01/2028
(a)
30,000 26,854
INEOS Quattro Finance 2 PLC, 3.38%,
1/15/2026
(a)
30,000 27,525
Infrabuild Australia Pty Ltd., 12.00%,
10/01/2024
(a)
15,000 14,249
Ingevity Corp., 3.88%, 11/01/2028
(a)
50,000 43,988
Innophos Holdings, Inc., 9.38%, 2/15/2028
(a)
12,000 11,844
Iris Holdings, Inc.
8.75%, 2/15/2026
(a)(c)
20,000 17,424
10.00%, 12/15/2028
(a)
35,000 27,481
JW Aluminum Continuous Cast Co., 10.25%,
6/01/2026
(a)
10,000 10,121
Kaiser Aluminum Corp.
4.63%, 3/01/2028
(a)
18,000 16,444
4.50%, 6/01/2031
(a)
15,000 12,694
Kobe US Midco 2, Inc., 9.25%, 11/01/2026
(a)(c)
25,000 18,479
LSF11 A5 HoldCo LLC, 6.63%, 10/15/2029
(a)
10,000 8,288
Mativ Holdings, Inc., 6.88%, 10/01/2026
(a)
32,000 29,599
Mercer International, Inc.
5.50%, 1/15/2026
(b)
5,000 4,825
5.13%, 2/01/2029 45,000 38,504
Methanex Corp.
4.25%, 12/01/2024 20,000 19,319
5.13%, 10/15/2027 46,000 43,973
5.25%, 12/15/2029 35,000 32,344
5.65%, 12/01/2044 10,000 8,364
Mineral Resources Ltd.
8.13%, 5/01/2027
(a)
45,000 45,375
8.00%, 11/01/2027
(a)
30,000 30,816
8.50%, 5/01/2030
(a)
40,000 41,430
Minerals Technologies, Inc., 5.00%, 7/01/2028
(a)
35,000 32,008
New Gold, Inc., 7.50%, 7/15/2027
(a)
15,000 14,005

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Basic Materials – 4.5% (continued)
Novelis Corp.
3.25%, 11/15/2026
(a)
20,000 18,108
4.75%, 1/30/2030
(a)
63,000 57,577
3.88%, 8/15/2031
(a)
25,000 21,073
Nufarm Australia Ltd. / Nufarm Americas, Inc.,
5.00%, 1/27/2030
(a)
15,000 13,679
Olin Corp.
5.13%, 9/15/2027 21,000 20,389
5.63%, 8/01/2029 43,000 41,919
5.00%, 2/01/2030
(b)
30,000 28,356
Olympus Water US Holding Corp.
7.13%, 10/01/2027
(a)
15,000 14,689
4.25%, 10/01/2028
(a)
25,000 20,899
6.25%, 10/01/2029
(a)
15,000 12,445
Perenti Finance Pty, Ltd., 6.50%, 10/07/2025
(a)
35,000 34,545
Polar US Borrower LLC / Schenectady
International Group, Inc., 6.75%, 5/15/2026
(a)
10,000 4,574
Rain CII Carbon LLC / CII Carbon Corp., 7.25%,
4/01/2025
(a)
22,000 20,739
Rayonier AM Products, Inc.
5.50%, 6/01/2024
(a)(b)
10,000 9,953
7.63%, 1/15/2026
(a)
31,000 28,911
Resolute Forest Products, Inc., 4.88%,
3/01/2026
(a)
5,000 4,956
SCIH Salt Holdings, Inc.
4.88%, 5/01/2028
(a)
50,000 44,010
6.63%, 5/01/2029
(a)
35,000 29,802
SCIL IV LLC / SCIL USA Holdings LLC, 5.38%,
11/01/2026
(a)
30,000 27,681
SK Invictus Intermediate II Sarl, 5.00%,
10/30/2029
(a)
40,000 33,150
SPCM SA
3.13%, 3/15/2027
(a)
15,000 13,225
3.38%, 3/15/2030
(a)
15,000 12,703
Sylvamo Corp., 7.00%, 9/01/2029
(a)
20,000 19,160
Tacora Resources, Inc., 8.25%, 5/15/2026
(a)
10,000 7,681
Taseko Mines Ltd., 7.00%, 2/15/2026
(a)
10,000 9,477
TMS International Corp., 6.25%, 4/15/2029
(a)
15,000 11,361
Trinseo Materials Operating SCA / Trinseo
Materials Finance, Inc.
5.38%, 9/01/2025
(a)
20,000 17,507
5.13%, 4/01/2029
(a)
5,000 3,611
Tronox, Inc., 4.63%, 3/15/2029
(a)
45,000 38,475
U.S. Steel Corp.
6.88%, 3/01/2029
(b)
8,000 8,087
6.65%, 6/01/2037 5,000 4,823
Valvoline, Inc.
4.25%, 2/15/2030
(a)
15,000 14,752
3.63%, 6/15/2031
(a)
35,000 29,439
Vibrantz Technologies, Inc., 9.00%, 2/15/2030
(a)
30,000 23,223
WR Grace Holdings LLC
5.63%, 10/01/2024
(a)
11,000 10,944
4.88%, 6/15/2027
(a)
20,000 18,660
5.63%, 8/15/2029
(a)
40,000 33,319
2,696,094
Communications – 15.6%
Acuris Finance US, Inc. / Acuris Finance Sarl,
5.00%, 5/01/2028
(a)
15,000 12,251
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Communications – 15.6% (continued)
Advantage Sales & Marketing, Inc., 6.50%,
11/15/2028
(a)
45,000 34,223
Altice Financing SA
5.00%, 1/15/2028
(a)
50,000 42,506
5.75%, 8/15/2029
(a)
65,000 54,743
Altice France Holding SA
10.50%, 5/15/2027
(a)
70,000 60,081
6.00%, 2/15/2028
(a)
50,000 33,783
Altice France SA
8.13%, 2/01/2027
(a)
90,000 84,350
5.50%, 1/15/2028
(a)
47,000 39,015
5.13%, 1/15/2029
(a)
20,000 15,661
5.13%, 7/15/2029
(a)
115,000 90,316
5.50%, 10/15/2029
(a)
85,000 67,138
AMC Networks, Inc.
5.00%, 4/01/2024 15,000 14,468
4.75%, 8/01/2025 42,000 35,658
4.25%, 2/15/2029 55,000 33,752
Angi Group LLC, 3.88%, 8/15/2028
(a)(b)
15,000 11,499
Arches Buyer, Inc.
4.25%, 6/01/2028
(a)
20,000 16,810
6.13%, 12/01/2028
(a)
20,000 16,852
Audacy Capital Corp., 6.75%, 3/31/2029
(a)
20,000 3,527
Beasley Mezzanine Holdings LLC, 8.63%,
2/01/2026
(a)
15,000 9,758
Belo Corp.
7.75%, 6/01/2027 13,000 12,561
7.25%, 9/15/2027 5,000 4,756
Block Communications, Inc., 4.88%,
3/01/2028
(a)
15,000 13,197
British Telecommunications PLC
4.25%, 11/23/2081
(a)
29,000 25,871
4.88%, 11/23/2081
(a)
30,000 24,665
Cable One, Inc., 4.00%, 11/15/2030
(a)(b)
20,000 16,542
Cablevision Lightpath LLC
3.88%, 9/15/2027
(a)
25,000 21,359
5.63%, 9/15/2028
(a)
15,000 11,497
Cars.com, Inc., 6.38%, 11/01/2028
(a)
20,000 18,562
CCO Holdings LLC / CCO Holdings Capital Corp.
5.50%, 5/01/2026
(a)
25,000 24,571
5.13%, 5/01/2027
(a)
135,000 128,643
5.00%, 2/01/2028
(a)
130,000 121,344
5.38%, 6/01/2029
(a)
70,000 64,736
6.38%, 9/01/2029
(a)
82,000 79,115
4.75%, 3/01/2030
(a)
145,000 126,796
4.50%, 8/15/2030
(a)
125,000 106,873
4.25%, 2/01/2031
(a)
135,000 112,440
4.75%, 2/01/2032
(a)
60,000 50,986
4.50%, 5/01/2032 135,000 111,799
4.50%, 6/01/2033
(a)
70,000 56,879
4.25%, 1/15/2034
(a)
70,000 54,713
Cengage Learning, Inc., 9.50%, 6/15/2024
(a)
25,000 24,343
Ciena Corp., 4.00%, 1/31/2030
(a)
25,000 22,047
Clear Channel International BV, 6.63%,
8/01/2025
(a)
10,000 9,803
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/2028
(a)
40,000 34,067
7.50%, 6/01/2029
(a)
50,000 40,685

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Communications – 15.6% (continued)
Clear Channel Worldwide Holdings, Inc., 5.13%,
8/15/2027
(a)
51,000 46,457
CMG Media Corp., 8.88%, 12/15/2027
(a)
45,000 35,182
Cogent Communications Group, Inc.
3.50%, 5/01/2026
(a)
45,000 41,697
7.00%, 6/15/2027
(a)
20,000 19,816
CommScope Technologies LLC
6.00%, 6/15/2025
(a)
61,000 57,783
5.00%, 3/15/2027
(a)
20,000 15,274
CommScope, Inc.
6.00%, 3/01/2026
(a)
45,000 43,146
8.25%, 3/01/2027
(a)
46,000 39,111
7.13%, 7/01/2028
(a)
15,000 11,782
4.75%, 9/01/2029
(a)
35,000 29,070
Connect Finco Sarl / Connect US Finco LLC,
6.75%, 10/01/2026
(a)
109,000 104,242
Consolidated Communications, Inc.
5.00%, 10/01/2028
(a)
5,000 3,818
6.50%, 10/01/2028
(a)
30,000 24,488
CSC Holdings LLC
5.25%, 6/01/2024
(b)
30,000 29,391
5.50%, 4/15/2027
(a)
65,000 57,223
5.38%, 2/01/2028
(a)
56,000 47,042
7.50%, 4/01/2028
(a)
45,000 32,874
6.50%, 2/01/2029
(a)
80,000 69,298
5.75%, 1/15/2030
(a)
105,000 66,214
4.13%, 12/01/2030
(a)
55,000 40,376
4.63%, 12/01/2030
(a)
80,000 47,310
3.38%, 2/15/2031
(a)
35,000 24,413
4.50%, 11/15/2031
(a)
70,000 51,572
5.00%, 11/15/2031
(a)
10,000 5,979
Cumulus Media New Holdings, Inc., 6.75%,
7/01/2026
(a)(b)
5,000 4,174
Diamond Sports Group LLC / Diamond Sports
Finance Co., 6.63%, 8/15/2027
(a)
20,000 407
DIRECTV Financing LLC / DIRECTV Financing
Co.-Obligor, Inc., 5.88%, 8/15/2027
(a)
205,000 185,681
DISH DBS Corp.
5.88%, 11/15/2024 120,000 113,308
7.75%, 7/01/2026 115,000 93,291
5.25%, 12/01/2026
(a)
134,000 115,462
7.38%, 7/01/2028 70,000 50,326
5.75%, 12/01/2028
(a)
130,000 106,622
5.13%, 6/01/2029 110,000 69,954
Dish Network Corp., 11.75%, 11/15/2027
(a)
109,000 113,045
Embarq Corp., 8.00%, 6/01/2036 77,000 37,106
Endurance International Group Holdings, Inc.,
6.00%, 2/15/2029
(a)
25,000 18,002
Frontier Communications Holdings LLC
5.88%, 10/15/2027
(a)
45,000 42,942
5.00%, 5/01/2028
(a)
55,000 49,882
6.75%, 5/01/2029
(a)
40,000 34,281
5.88%, 11/01/2029 25,000 20,407
6.00%, 1/15/2030
(a)
45,000 36,928
8.75%, 5/15/2030
(a)
50,000 51,795
Frontier Florida LLC, Series E, 6.86%,
2/01/2028 5,000 4,637
Frontier North, Inc., Series G, 6.73%, 2/15/2028 25,000 23,084
Gannett Holdings LLC, 6.00%, 11/01/2026
(a)
12,000 9,501
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Communications – 15.6% (continued)
GCI LLC, 4.75%, 10/15/2028
(a)
20,000 17,572
GEN Digital, Inc.
5.00%, 4/15/2025
(a)
45,000 44,124
6.75%, 9/30/2027
(a)
61,000 61,855
7.13%, 9/30/2030
(a)
60,000 60,896
Getty Images, Inc., 9.75%, 3/01/2027
(a)
15,000 14,881
Go Daddy Operating Co. LLC / GD Finance Co.,
Inc.
5.25%, 12/01/2027
(a)
27,000 26,153
3.50%, 3/01/2029
(a)
35,000 30,275
Goto Group, Inc., 5.50%, 9/01/2027
(a)
55,000 27,705
Gray Escrow II, Inc., 5.38%, 11/15/2031
(a)
60,000 46,145
Gray Television, Inc.
5.88%, 7/15/2026
(a)
22,000 20,170
7.00%, 5/15/2027
(a)(b)
15,000 13,632
4.75%, 10/15/2030
(a)
40,000 29,871
Grubhub Holdings, Inc., 5.50%, 7/01/2027
(a)
5,000 4,014
Hughes Satellite Systems Corp.
5.25%, 8/01/2026 20,000 19,461
6.63%, 8/01/2026 35,000 33,838
iHeartCommunications, Inc.
6.38%, 5/01/2026 34,000 32,601
8.38%, 5/01/2027
(b)
63,000 56,479
5.25%, 8/15/2027
(a)
30,000 26,896
4.75%, 1/15/2028
(a)
30,000 25,668
Iliad Holding SASU
6.50%, 10/15/2026
(a)
50,000 47,325
7.00%, 10/15/2028
(a)
45,000 42,252
Intelsat Jackson Holdings SA, 6.50%,
3/15/2030
(a)
139,000 126,139
Intrado Corp., 8.50%, 10/15/2025
(a)
34,000 30,685
Ion Trading Technologies Sarl, 5.75%,
5/15/2028
(a)
25,000 21,413
Lamar Media Corp.
3.75%, 2/15/2028 30,000 27,360
4.88%, 1/15/2029
(b)
30,000 28,372
4.00%, 2/15/2030 20,000 17,798
3.63%, 1/15/2031 30,000 25,515
LCPR Senior Secured Financing DAC
6.75%, 10/15/2027
(a)
58,000 56,503
5.13%, 7/15/2029
(a)
35,000 30,785
Level 3 Financing, Inc.
3.40%, 3/01/2027
(a)
35,000 30,314
4.63%, 9/15/2027
(a)
55,000 46,648
4.25%, 7/01/2028
(a)
80,000 63,378
3.63%, 1/15/2029
(a)
55,000 40,915
3.75%, 7/15/2029
(a)
55,000 40,255
3.88%, 11/15/2029
(a)
35,000 28,355
Liberty Interactive LLC, 8.25%, 2/01/2030 15,000 7,005
Lumen Technologies, Inc.
5.63%, 4/01/2025 15,000 14,397
5.13%, 12/15/2026
(a)
20,000 17,104
4.00%, 2/15/2027
(a)
31,000 26,164
Series G, 6.88%, 1/15/2028
(b)
20,000 16,419
4.50%, 1/15/2029
(a)
60,000 40,318
5.38%, 6/15/2029
(a)(b)
15,000 10,451
Series P, 7.60%, 9/15/2039 35,000 23,645
Series U, 7.65%, 3/15/2042 15,000 9,874

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Communications – 15.6% (continued)
Match Group Holdings II LLC
5.00%, 12/15/2027
(a)
5,000 4,795
4.63%, 6/01/2028
(a)
5,000 4,597
5.63%, 2/15/2029
(a)
15,000 14,158
4.13%, 8/01/2030
(a)
5,000 4,294
3.63%, 10/01/2031
(a)
5,000 4,013
Maxar Technologies, Inc.
7.75%, 6/15/2027
(a)
20,000 20,902
7.54%, 12/31/2027
(a)
20,000 20,454
McGraw-Hill Education, Inc.
5.75%, 8/01/2028
(a)
30,000 26,427
8.00%, 8/01/2029
(a)
30,000 25,723
Midcontinent Communications / Midcontinent
Finance Corp., 5.38%, 8/15/2027
(a)
25,000 23,705
Millennium Escrow Corp., 6.63%, 8/01/2026
(a)
40,000 27,803
National CineMedia LLC, 5.88%, 4/15/2028
(a)
10,000 2,577
Netflix, Inc.
5.88%, 2/15/2025 25,000 25,431
3.63%, 6/15/2025
(a)
15,000 14,533
4.38%, 11/15/2026 20,000 19,880
4.88%, 4/15/2028 45,000 44,962
5.88%, 11/15/2028 75,000 78,087
6.38%, 5/15/2029
(b)
30,000 32,171
5.38%, 11/15/2029
(a)
35,000 35,451
4.88%, 6/15/2030
(a)(b)
41,000 40,578
News Corp.
3.88%, 5/15/2029
(a)
45,000 40,315
5.13%, 2/15/2032
(a)
30,000 28,235
Nexstar Media, Inc.
5.63%, 7/15/2027
(a)
95,000 90,505
4.75%, 11/01/2028
(a)
50,000 45,017
Nokia OYJ
4.38%, 6/12/2027 18,000 17,340
6.63%, 5/15/2039 20,000 20,390
Northwest Fiber LLC / Northwest Fiber Finance
Sub, Inc.
4.75%, 4/30/2027
(a)
10,000 9,132
6.00%, 2/15/2028
(a)
10,000 8,259
10.75%, 6/01/2028
(a)
10,000 9,368
Outfront Media Capital LLC / Outfront Media
Capital Corp.
6.25%, 6/15/2025
(a)
5,000 5,033
5.00%, 8/15/2027
(a)
15,000 13,885
4.25%, 1/15/2029
(a)
10,000 8,606
4.63%, 3/15/2030
(a)
15,000 12,888
Paramount Global
6.25%, 2/28/2057 42,000 36,385
6.38%, 3/30/2062 60,000 52,222
Photo Holdings Merger Sub, Inc., 8.50%,
10/01/2026
(a)
30,000 15,222
Radiate Holdco LLC / Radiate Finance, Inc.
4.50%, 9/15/2026
(a)
40,000 30,639
6.50%, 9/15/2028
(a)
45,000 23,422
Rakuten Group, Inc.
5.13%
(a)(d)
20,000 17,600
6.25%
(a)(d)
35,000 28,405
10.25%, 11/30/2024
(a)
40,000 40,618
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Communications – 15.6% (continued)
Scripps Escrow II, Inc.
3.88%, 1/15/2029
(a)
25,000 20,972
5.38%, 1/15/2031
(a)(b)
15,000 12,099
Scripps Escrow, Inc., 5.88%, 7/15/2027
(a)
20,000 17,864
Sinclair Television Group, Inc.
5.13%, 2/15/2027
(a)
5,000 4,434
5.50%, 3/01/2030
(a)(b)
6,000 4,785
4.13%, 12/01/2030
(a)
20,000 15,901
Sirius XM Radio, Inc.
3.13%, 9/01/2026
(a)
30,000 27,047
5.00%, 8/01/2027
(a)
55,000 52,048
4.00%, 7/15/2028
(a)
60,000 53,336
5.50%, 7/01/2029
(a)
50,000 46,881
4.13%, 7/01/2030
(a)
55,000 47,133
3.88%, 9/01/2031
(a)
55,000 45,253
Spanish Broadcasting System, Inc., 9.75%,
3/01/2026
(a)
10,000 5,899
Sprint Capital Corp.
6.88%, 11/15/2028 144,000 154,363
8.75%, 3/15/2032 115,000 141,988
Sprint Corp.
7.13%, 6/15/2024 100,000 102,235
7.63%, 2/15/2025 60,000 62,275
7.63%, 3/01/2026 90,000 95,166
Stagwell Global LLC, 5.63%, 8/15/2029
(a)
35,000 30,683
Summer BC Bidco B LLC, 5.50%, 10/31/2026
(a)
5,000 4,176
TEGNA, Inc.
4.75%, 3/15/2026
(a)
15,000 14,572
4.63%, 3/15/2028 18,000 16,905
5.00%, 9/15/2029 27,000 25,427
Telecom Italia Capital SA
6.38%, 11/15/2033 40,000 33,848
6.00%, 9/30/2034 45,000 36,117
7.20%, 7/18/2036 40,000 34,073
7.72%, 6/04/2038 45,000 38,821
Telecom Italia SpA, 5.30%, 5/30/2024
(a)
80,000 77,853
Telesat Canada / Telesat LLC
5.63%, 12/06/2026
(a)
10,000 4,614
4.88%, 6/01/2027
(a)
20,000 9,180
Townsquare Media, Inc., 6.88%, 2/01/2026
(a)
15,000 14,065
Tripadvisor, Inc., 7.00%, 7/15/2025
(a)
25,000 25,114
U.S. Cellular Corp., 6.70%, 12/15/2033 15,000 13,949
Uber Technologies, Inc.
7.50%, 5/15/2025
(a)
25,000 25,379
8.00%, 11/01/2026
(a)
55,000 56,194
7.50%, 9/15/2027
(a)
37,000 37,555
6.25%, 1/15/2028
(a)
15,000 14,683
4.50%, 8/15/2029
(a)
40,000 35,670
Univision Communications, Inc.
5.13%, 2/15/2025
(a)
68,000 66,259
6.63%, 6/01/2027
(a)
65,000 63,684
4.50%, 5/01/2029
(a)
50,000 43,011
7.38%, 6/30/2030
(a)
45,000 44,114
UPC Broadband Finco BV, 4.88%, 7/15/2031
(a)
45,000 39,577
UPC Holding BV, 5.50%, 1/15/2028
(a)
20,000 18,154
Urban One, Inc., 7.38%, 2/01/2028
(a)
30,000 27,088
ViaSat, Inc.
5.63%, 9/15/2025
(a)
40,000 37,605

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Communications – 15.6% (continued)
5.63%, 4/15/2027
(a)
27,000 25,200
6.50%, 7/15/2028
(a)
35,000 28,092
Viavi Solutions, Inc., 3.75%, 10/01/2029
(a)
30,000 26,163
Videotron Ltd.
5.38%, 6/15/2024
(a)
30,000 29,886
5.13%, 4/15/2027
(a)
30,000 28,927
3.63%, 6/15/2029
(a)(b)
30,000 26,208
Virgin Media Finance PLC, 5.00%, 7/15/2030
(a)
40,000 33,593
Virgin Media Secured Finance PLC
5.50%, 5/15/2029
(a)
70,000 64,864
4.50%, 8/15/2030
(a)
35,000 30,159
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 7/15/2028
(a)
25,000 22,685
VMED O2 UK Financing I PLC
4.25%, 1/31/2031
(a)
50,000 41,950
4.75%, 7/15/2031
(a)
55,000 46,888
Vodafone Group PLC
7.00%, 4/04/2079 116,000 119,600
3.25%, 6/04/2081 15,000 13,050
4.13%, 6/04/2081 50,000 40,490
5.13%, 6/04/2081 60,000 46,191
VZ Secured Financing BV, 5.00%, 1/15/2032
(a)
55,000 47,099
Warner Media LLC, 7.63%, 4/15/2031 10,000 10,607
Windstream Escrow LLC / Windstream Escrow
Finance Corp., 7.75%, 8/15/2028
(a)
65,000 52,580
Zayo Group Holdings, Inc.
4.00%, 3/01/2027
(a)
61,000 48,484
6.13%, 3/01/2028
(a)
48,000 32,990
Ziff Davis, Inc., 4.63%, 10/15/2030
(a)
42,000 37,181
Ziggo Bond Co. BV
6.00%, 1/15/2027
(a)
25,000 23,659
5.13%, 2/28/2030
(a)
10,000 8,263
Ziggo BV, 4.88%, 1/15/2030
(a)
30,000 26,170
9,314,314
Consumer, Cyclical – 23.0%
1011778 BC ULC / New Red Finance, Inc.
5.75%, 4/15/2025
(a)
10,000 9,996
3.88%, 1/15/2028
(a)
70,000 63,980
4.38%, 1/15/2028
(a)
30,000 27,690
3.50%, 2/15/2029
(a)
45,000 39,484
4.00%, 10/15/2030
(a)
100,000 85,091
99 Escrow Issuer, Inc., 7.50%, 1/15/2026
(a)
5,000 2,443
AAG FH LP / AAG FH Finco, Inc., 9.75%,
7/15/2024
(a)
15,000 14,575
Abercrombie & Fitch Management Co., 8.75%,
7/15/2025
(a)(b)
20,000 20,206
Academy Ltd., 6.00%, 11/15/2027
(a)
20,000 19,372
Adient Global Holdings Ltd., 4.88%,
8/15/2026
(a)
10,000 9,489
Affinity Gaming, 6.88%, 12/15/2027
(a)
10,000 8,946
Air Canada, 3.88%, 8/15/2026
(a)
39,000 36,084
Air Canada Pass-Through Trust, Series 2020-1,
Class C, 10.50%, 7/15/2026
(a)
15,000 15,902
Allegiant Travel Co.
8.50%, 2/05/2024
(a)
10,000 10,029
7.25%, 8/15/2027
(a)
35,000 34,265
Allen Media LLC / Allen Media Co.-Issuer, Inc.,
10.50%, 2/15/2028
(a)
25,000 10,270
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Consumer, Cyclical – 23.0% (continued)
Allison Transmission, Inc.
4.75%, 10/01/2027
(a)
30,000 28,443
5.88%, 6/01/2029
(a)
35,000 33,709
3.75%, 1/30/2031
(a)
67,000 57,008
AMC Entertainment Holdings, Inc.
10.00%, 6/15/2026
(a)
55,000 27,700
7.50%, 2/15/2029
(a)
35,000 20,549
American Airlines Group, Inc., 3.75%,
3/01/2025
(a)(b)
27,000 25,241
American Airlines Pass-Through Trust
Series 2013-1, Class A, 4.00%, 7/15/2025 18,181 16,542
Series 2014-1, Class A, 3.70%, 10/01/2026 48,937 43,278
Series 2015-1, Class A, 3.38%, 5/01/2027 43,806 37,716
Series 2016-1, Class A, 4.10%, 1/15/2028 27,624 23,733
Series 2016-2, Class A, 3.65%, 6/15/2028 27,341 22,483
Series 2016-3, Class A, 3.25%, 10/15/2028 10,821 8,739
Series 2021-1, Class B, 3.95%, 7/11/2030 19,100 16,146
American Airlines, Inc., 11.75%, 7/15/2025
(a)
65,000 72,389
American Airlines, Inc./Aadvantage Loyalty IP
Ltd.
5.50%, 4/20/2026
(a)
115,000 112,781
5.75%, 4/20/2029
(a)
90,000 87,128
American Axle & Manufacturing, Inc.
6.50%, 4/01/2027
(b)
25,000 23,060
6.88%, 7/01/2028 10,000 9,107
5.00%, 10/01/2029 10,000 8,250
American Builders & Contractors Supply Co., Inc.
4.00%, 1/15/2028
(a)
40,000 36,516
3.88%, 11/15/2029
(a)
15,000 12,787
American Greetings Corp., 8.75%, 4/15/2025
(a)
25,000 24,749
Aramark Services, Inc.
5.00%, 4/01/2025
(a)
15,000 14,783
6.38%, 5/01/2025
(a)
90,000 89,993
5.00%, 2/01/2028
(a)
56,000 52,832
Arko Corp., 5.13%, 11/15/2029
(a)
25,000 19,800
Asbury Automotive Group, Inc.
4.50%, 3/01/2028 35,000 31,867
4.63%, 11/15/2029
(a)(b)
45,000 39,760
4.75%, 3/01/2030 11,000 9,676
5.00%, 2/15/2032
(a)
55,000 47,506
Ashton Woods USA LLC / Ashton Woods Finance
Co.
6.63%, 1/15/2028
(a)
10,000 9,137
4.63%, 8/01/2029
(a)
5,000 4,172
4.63%, 4/01/2030
(a)
30,000 25,052
Aston Martin Capital Holdings Ltd., 10.50%,
11/30/2025
(a)
50,000 49,081
At Home Group, Inc.
4.88%, 7/15/2028
(a)
20,000 14,596
7.13%, 7/15/2029
(a)
25,000 15,366
Banijay Entertainment Sasu, 5.38%,
3/01/2025
(a)
35,000 33,765
Bath & Body Works, Inc.
9.38%, 7/01/2025
(a)
30,000 32,126
6.69%, 1/15/2027 20,000 20,087
5.25%, 2/01/2028 25,000 23,630
7.50%, 6/15/2029
(b)
35,000 35,502
6.63%, 10/01/2030
(a)
55,000 53,744
6.88%, 11/01/2035 50,000 45,884

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Consumer, Cyclical – 23.0% (continued)
6.75%, 7/01/2036 35,000 31,644
7.60%, 7/15/2037 4,000 3,539
BCPE Empire Holdings, Inc., 7.63%,
5/01/2027
(a)
40,000 37,395
BCPE Ulysses Intermediate, Inc., 7.75%,
4/01/2027
(a)(c)
15,000 11,199
Beacon Roofing Supply, Inc.
4.50%, 11/15/2026
(a)
13,000 12,389
4.13%, 5/15/2029
(a)
20,000 17,233
Beazer Homes USA, Inc.
6.75%, 3/15/2025 20,000 19,611
5.88%, 10/15/2027 10,000 9,024
7.25%, 10/15/2029 10,000 9,241
Bloomin' Brands, Inc. / OSI Restaurant Partners
LLC, 5.13%, 4/15/2029
(a)
10,000 8,937
Bluelinx Holdings, Inc., 6.00%, 11/15/2029
(a)
25,000 22,119
Boyd Gaming Corp.
4.75%, 12/01/2027
(b)
40,000 38,039
4.75%, 6/15/2031
(a)
45,000 40,417
Boyne USA, Inc., 4.75%, 5/15/2029
(a)
20,000 18,129
Brinker International, Inc., 5.00%,
10/01/2024
(a)
5,000 4,892
Brookfield Residential Properties, Inc. /
Brookfield Residential US LLC
6.25%, 9/15/2027
(a)
15,000 13,366
5.00%, 6/15/2029
(a)
10,000 7,949
4.88%, 2/15/2030
(a)
10,000 7,778
Caesars Entertainment, Inc.
6.25%, 7/01/2025
(a)
80,000 79,700
8.13%, 7/01/2027
(a)
85,000 86,275
4.63%, 10/15/2029
(a)
55,000 46,984
7.00%, 2/15/2030
(a)
40,000 40,808
Caesars Resort Collection LLC / CRC Finco, Inc.,
5.75%, 7/01/2025
(a)(b)
40,000 40,024
Carnival Corp.
10.50%, 2/01/2026
(a)
35,000 36,590
7.63%, 3/01/2026
(a)(b)
80,000 72,813
5.75%, 3/01/2027
(a)
110,000 91,274
9.88%, 8/01/2027
(a)
35,000 35,975
4.00%, 8/01/2028
(a)
55,000 47,411
6.00%, 5/01/2029
(a)
80,000 63,200
10.50%, 6/01/2030
(a)(b)
45,000 43,365
Carnival Holdings Bermuda Ltd., 10.38%,
5/01/2028
(a)
50,000 53,989
Carrols Restaurant Group, Inc., 5.88%,
7/01/2029
(a)
30,000 22,903
Carvana Co.
5.63%, 10/01/2025
(a)
15,000 7,504
5.50%, 4/15/2027
(a)
20,000 9,001
5.88%, 10/01/2028
(a)
20,000 8,709
4.88%, 9/01/2029
(a)
25,000 11,122
10.25%, 5/01/2030
(a)
90,000 48,167
CCM Merger, Inc., 6.38%, 5/01/2026
(a)
20,000 19,346
CD&R Smokey Buyer, Inc., 6.75%, 7/15/2025
(a)(b)
40,000 36,291
CDI Escrow Issuer, Inc., 5.75%, 4/01/2030
(a)
73,000 69,201
CEC Entertainment LLC, 6.75%, 5/01/2026
(a)
20,000 18,520
Cedar Fair LP, 5.25%, 7/15/2029
(b)
15,000 13,800
Cedar Fair LP / Canada's Wonderland Co. /
Magnum Management Corp. / Millennium Op
5.50%, 5/01/2025
(a)
20,000 19,862
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Consumer, Cyclical – 23.0% (continued)
5.38%, 4/15/2027 15,000 14,515
6.50%, 10/01/2028 5,000 4,878
Century Communities, Inc.
6.75%, 6/01/2027 46,000 45,532
3.88%, 8/15/2029
(a)
35,000 29,450
Churchill Downs, Inc.
5.50%, 4/01/2027
(a)
35,000 33,970
4.75%, 1/15/2028
(a)
50,000 46,776
Cinemark USA, Inc.
8.75%, 5/01/2025
(a)
20,000 20,471
5.88%, 3/15/2026
(a)
5,000 4,494
5.25%, 7/15/2028
(a)
20,000 16,401
Clarios Global LP, 6.75%, 5/15/2025
(a)
13,000 13,082
Clarios Global LP / Clarios US Finance Co.
6.25%, 5/15/2026
(a)
36,000 35,788
8.50%, 5/15/2027
(a)
90,000 89,731
Constellation Merger Sub, Inc., 8.50%,
9/15/2025
(a)
35,000 30,311
Crocs, Inc.
4.25%, 3/15/2029
(a)
10,000 8,715
4.13%, 8/15/2031
(a)
10,000 8,298
Dana Financing Luxembourg Sarl, 5.75%,
4/15/2025
(a)
7,000 6,960
Dana, Inc.
5.38%, 11/15/2027 15,000 14,314
5.63%, 6/15/2028 20,000 18,900
4.25%, 9/01/2030 25,000 21,198
4.50%, 2/15/2032 12,000 10,117
Dave & Buster's, Inc., 7.63%, 11/01/2025
(a)
11,000 11,185
Dealer Tire LLC / DT Issuer LLC, 8.00%,
2/01/2028
(a)
25,000 23,152
Delta Air Lines, Inc.
2.90%, 10/28/2024 20,000 19,080
7.38%, 1/15/2026 25,000 26,152
4.38%, 4/19/2028
(b)
15,000 13,945
3.75%, 10/28/2029
(b)
30,000 26,542
Dornoch Debt Merger Sub, Inc., 6.63%,
10/15/2029
(a)
25,000 18,941
eG Global Finance PLC
6.75%, 2/07/2025
(a)
32,000 29,675
8.50%, 10/30/2025
(a)
15,000 14,321
Empire Communities Corp., 7.00%,
12/15/2025
(a)
15,000 13,575
Empire Resorts, Inc., 7.75%, 11/01/2026
(a)
10,000 8,166
Everi Holdings, Inc., 5.00%, 7/15/2029
(a)
10,000 9,042
Ferrellgas LP / Ferrellgas Finance Corp.
5.38%, 4/01/2026
(a)
25,000 22,996
5.88%, 4/01/2029
(a)
30,000 25,054
Fertitta Entertainment LLC / Fertitta
Entertainment Finance Co., Inc.
4.63%, 1/15/2029
(a)
45,000 39,690
6.75%, 1/15/2030
(a)
70,000 58,106
FirstCash, Inc.
4.63%, 9/01/2028
(a)
20,000 17,975
5.63%, 1/01/2030
(a)
25,000 22,950
Foot Locker, Inc., 4.00%, 10/01/2029
(a)
30,000 25,340
Ford Holdings LLC, 9.30%, 3/01/2030 10,000 11,535

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Consumer, Cyclical – 23.0% (continued)
Ford Motor Co.
7.13%, 11/15/2025 20,000 20,658
4.35%, 12/08/2026
(b)
40,000 38,962
6.63%, 10/01/2028 25,000 26,046
6.38%, 2/01/2029 5,000 5,065
9.63%, 4/22/2030 25,000 29,403
7.45%, 7/16/2031
(b)
50,000 53,653
3.25%, 2/12/2032 75,000 59,556
6.10%, 8/19/2032 75,000 73,594
4.75%, 1/15/2043 80,000 62,479
7.40%, 11/01/2046 20,000 20,622
5.29%, 12/08/2046 50,000 41,426
Ford Motor Credit Co. LLC
3.81%, 1/09/2024 30,000 29,404
5.58%, 3/18/2024 60,000 59,700
3.66%, 9/08/2024 30,000 28,954
4.06%, 11/01/2024 75,000 72,711
2.30%, 2/10/2025 35,000 32,532
4.69%, 6/09/2025 20,000 19,418
5.13%, 6/16/2025 60,000 58,803
4.13%, 8/04/2025 50,000 47,756
3.38%, 11/13/2025 85,000 79,169
4.39%, 1/08/2026 55,000 52,917
4.54%, 8/01/2026 35,000 33,253
2.70%, 8/10/2026 60,000 53,547
4.27%, 1/09/2027 40,000 37,603
4.95%, 5/28/2027 55,000 52,789
4.13%, 8/17/2027 40,000 36,856
3.82%, 11/02/2027 40,000 36,116
7.35%, 11/04/2027 50,000 52,436
2.90%, 2/16/2028 20,000 17,254
2.90%, 2/10/2029 25,000 20,870
5.11%, 5/03/2029 60,000 56,849
4.00%, 11/13/2030 70,000 61,111
3.63%, 6/17/2031 30,000 24,945
Forestar Group, Inc.
3.85%, 5/15/2026
(a)
20,000 17,927
5.00%, 3/01/2028
(a)
20,000 17,578
Foundation Building Materials, Inc., 6.00%,
3/01/2029
(a)
15,000 12,066
Full House Resorts, Inc., 8.25%, 2/15/2028
(a)
15,000 13,948
Gap, Inc. (The)
3.63%, 10/01/2029
(a)
32,000 24,586
3.88%, 10/01/2031
(a)
40,000 29,941
Genting New York LLC / Genny Capital, Inc.,
3.30%, 2/15/2026
(a)
30,000 26,811
G-III Apparel Group Ltd., 7.88%, 8/15/2025
(a)
30,000 28,532
Golden Entertainment, Inc., 7.63%, 4/15/2026
(a)
10,000 10,061
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/2026
(b)
10,000 9,673
4.88%, 3/15/2027
(b)
15,000 14,093
5.00%, 7/15/2029
(b)
35,000 30,866
5.25%, 4/30/2031 20,000 17,219
5.25%, 7/15/2031
(b)
30,000 25,385
5.63%, 4/30/2033
(b)
10,000 8,571
GPS Hospitality Holding Co. LLC / GPS Finco,
Inc., 7.00%, 8/15/2028
(a)
15,000 9,266
Group 1 Automotive, Inc., 4.00%, 8/15/2028
(a)
37,000 32,501
Guitar Center, Inc., 8.50%, 1/15/2026
(a)
20,000 17,470
GYP Holdings III Corp., 4.63%, 5/01/2029
(a)
15,000 12,623
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Consumer, Cyclical – 23.0% (continued)
H&E Equipment Services, Inc., 3.88%,
12/15/2028
(a)
34,000 29,987
Hanesbrands, Inc.
4.63%, 5/15/2024
(a)
43,000 42,279
4.88%, 5/15/2026
(a)(b)
27,000 25,245
Hawaiian Airlines Pass-Through Certificates,
Series 2013-1, Class A, 3.90%, 1/15/2026 10,561 9,295
Hawaiian Brand Intellectual Property Ltd.
/ HawaiianMiles Loyalty Ltd., 5.75%,
1/20/2026
(a)
35,000 33,453
Hilton Domestic Operating Co., Inc.
5.38%, 5/01/2025
(a)
15,000 14,936
5.75%, 5/01/2028
(a)
35,000 34,705
3.75%, 5/01/2029
(a)
55,000 48,874
4.88%, 1/15/2030 60,000 56,524
4.00%, 5/01/2031
(a)
60,000 52,081
3.63%, 2/15/2032
(a)
87,000 72,777
Hilton Grand Vacations Borrower Escrow LLC /
Hilton Grand Vacations Borrower Escrow, Inc.
5.00%, 6/01/2029
(a)
18,000 16,091
4.88%, 7/01/2031
(a)
15,000 13,001
Hilton Worldwide Finance LLC / Hilton
Worldwide Finance Corp., 4.88%, 4/01/2027 31,000 30,036
IAA, Inc., 5.50%, 6/15/2027
(a)
12,000 12,041
IHO Verwaltungs GmbH
4.75%, 9/15/2026
(a)(c)
25,000 22,892
6.00%, 5/15/2027
(a)(c)
25,000 23,146
6.38%, 5/15/2029
(a)(c)
20,000 17,494
Installed Building Products, Inc., 5.75%,
2/01/2028
(a)
25,000 23,043
Interface, Inc., 5.50%, 12/01/2028
(a)
10,000 8,400
International Game Technology PLC
6.50%, 2/15/2025
(a)
10,000 10,104
4.13%, 4/15/2026
(a)
10,000 9,518
6.25%, 1/15/2027
(a)
10,000 10,041
5.25%, 1/15/2029
(a)
10,000 9,590
IRB Holding Corp., 7.00%, 6/15/2025
(a)
15,000 15,049
Jacobs Entertainment, Inc., 6.75%, 2/15/2029
(a)
25,000 23,294
Jaguar Land Rover Automotive PLC
7.75%, 10/15/2025
(a)
30,000 29,531
4.50%, 10/01/2027
(a)(b)
35,000 29,184
5.88%, 1/15/2028
(a)
44,740 38,060
5.50%, 7/15/2029
(a)
10,000 7,806
JB Poindexter & Co., Inc., 7.13%, 4/15/2026
(a)
15,000 14,811
K Hovnanian Enterprises, Inc., 10.50%,
2/15/2026
(a)
10,000 9,963
KAR Auction Services, Inc., 5.13%, 6/01/2025
(a)
3,000 2,949
KB Home
6.88%, 6/15/2027 10,000 10,224
4.80%, 11/15/2029 25,000 22,457
7.25%, 7/15/2030 20,000 20,085
4.00%, 6/15/2031 15,000 12,604
Ken Garff Automotive LLC, 4.88%, 9/15/2028
(a)
25,000 21,525
KFC Holding Co. / Pizza Hut Holdings LLC / Taco
Bell of America LLC, 4.75%, 6/01/2027
(a)
37,000 36,107
Kohl's Corp.
4.25%, 7/17/2025 40,000 38,378
3.63%, 5/01/2031 60,000 44,489
5.55%, 7/17/2045
(b)
80,000 52,897
Kontoor Brands, Inc., 4.13%, 11/15/2029
(a)
29,000 25,052

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Consumer, Cyclical – 23.0% (continued)
L Brands, Inc., 6.95%, 3/01/2033 25,000 22,479
Las Vegas Sands Corp.
3.20%, 8/08/2024 190,000 182,623
2.90%, 6/25/2025 68,000 63,606
3.50%, 8/18/2026 132,000 122,768
3.90%, 8/08/2029 101,000 90,394
LBM Acquisition LLC, 6.25%, 1/15/2029
(a)
35,000 26,592
LCM Investments Holdings II LLC, 4.88%,
5/01/2029
(a)
25,000 20,631
Levi Strauss & Co., 3.50%, 3/01/2031
(a)(b)
10,000 8,453
LGI Homes, Inc., 4.00%, 7/15/2029
(a)
25,000 20,246
Life Time, Inc.
5.75%, 1/15/2026
(a)
20,000 19,309
8.00%, 4/15/2026
(a)
30,000 29,133
Lindblad Expeditions LLC, 6.75%, 2/15/2027
(a)
15,000 14,687
Lions Gate Capital Holdings LLC, 5.50%,
4/15/2029
(a)
45,000 29,228
Lithia Motors, Inc.
4.63%, 12/15/2027
(a)
27,000 25,119
3.88%, 6/01/2029
(a)
40,000 34,006
4.38%, 1/15/2031
(a)
30,000 25,548
Live Nation Entertainment, Inc.
4.88%, 11/01/2024
(a)
10,000 9,757
5.63%, 3/15/2026
(a)
21,000 20,380
6.50%, 5/15/2027
(a)
50,000 50,278
4.75%, 10/15/2027
(a)(b)
40,000 36,998
3.75%, 1/15/2028
(a)
30,000 26,753
LSF9 Atlantis Holdings LLC / Victra Finance
Corp., 7.75%, 2/15/2026
(a)
45,000 41,062
M/I Homes, Inc.
4.95%, 2/01/2028 18,000 16,621
3.95%, 2/15/2030 25,000 21,032
Macy's Retail Holdings LLC
5.88%, 4/01/2029
(a)
30,000 27,959
5.88%, 3/15/2030
(a)
30,000 27,405
6.13%, 3/15/2032
(a)
30,000 26,880
4.50%, 12/15/2034 25,000 18,358
6.38%, 3/15/2037 10,000 8,280
5.13%, 1/15/2042 10,000 6,755
4.30%, 2/15/2043 10,000 6,190
Majordrive Holdings IV LLC, 6.38%,
6/01/2029
(a)
40,000 31,598
Marks & Spencer PLC, 7.13%, 12/01/2037
(a)
5,000 4,508
Marriott Ownership Resorts, Inc.
4.75%, 1/15/2028 15,000 13,687
4.50%, 6/15/2029
(a)
30,000 26,168
Mattamy Group Corp.
5.25%, 12/15/2027
(a)
25,000 22,872
4.63%, 3/01/2030
(a)
18,000 15,194
Mattel, Inc.
3.38%, 4/01/2026
(a)
20,000 18,708
5.88%, 12/15/2027
(a)
20,000 20,025
3.75%, 4/01/2029
(a)
25,000 22,455
6.20%, 10/01/2040 20,000 18,530
5.45%, 11/01/2041 20,000 17,198
Melco Resorts Finance Ltd.
4.88%, 6/06/2025 50,000 47,235
5.25%, 4/26/2026 20,000 18,713
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Consumer, Cyclical – 23.0% (continued)
5.63%, 7/17/2027 20,000 18,283
5.75%, 7/21/2028
(a)
40,000 36,183
5.38%, 12/04/2029
(a)
50,000 43,181
Meritage Homes Corp.
6.00%, 6/01/2025 32,000 32,148
5.13%, 6/06/2027 25,000 24,095
3.88%, 4/15/2029
(a)
30,000 26,580
Merlin Entertainments Ltd., 5.75%, 6/15/2026
(a)
25,000 23,831
MGM China Holdings Ltd.
5.38%, 5/15/2024
(a)
40,000 39,109
5.25%, 6/18/2025
(a)
20,000 19,126
5.88%, 5/15/2026
(a)
30,000 28,623
4.75%, 2/01/2027
(a)
25,000 22,439
MGM Resorts International
6.75%, 5/01/2025 25,000 25,158
5.75%, 6/15/2025 35,000 34,541
4.63%, 9/01/2026 15,000 14,134
5.50%, 4/15/2027 20,000 19,321
4.75%, 10/15/2028
(b)
35,000 31,722
Michaels Cos., Inc. (The)
5.25%, 5/01/2028
(a)
40,000 33,531
7.88%, 5/01/2029
(a)
55,000 41,780
Midwest Gaming Borrower LLC / Midwest
Gaming Finance Corp., 4.88%, 5/01/2029
(a)
15,000 13,263
Mohegan Tribal Gaming Authority
8.00%, 2/01/2026
(a)
55,000 52,096
13.25%, 12/15/2027
(a)
25,000 26,252
Motion Bondco DAC, 6.63%, 11/15/2027
(a)
30,000 27,120
Murphy Oil USA, Inc.
5.63%, 5/01/2027 22,000 21,603
4.75%, 9/15/2029 40,000 36,655
3.75%, 2/15/2031
(a)
30,000 25,180
NCL Corp. Ltd.
3.63%, 12/15/2024
(a)
30,000 28,163
5.88%, 3/15/2026
(a)
60,000 51,898
5.88%, 2/15/2027
(a)
35,000 32,589
7.75%, 2/15/2029
(a)
30,000 25,776
NCL Finance Ltd., 6.13%, 3/15/2028
(a)
10,000 8,127
New Home Co., Inc. (The), 7.25%, 10/15/2025
(a)
10,000 8,707
Newell Brands, Inc.
4.88%, 6/01/2025 20,000 19,542
4.45%, 4/01/2026 80,000 75,993
6.38%, 9/15/2027
(b)
9,000 9,049
6.63%, 9/15/2029
(b)
11,000 11,151
5.63%, 4/01/2036 5,000 4,452
5.75%, 4/01/2046 36,000 29,975
NMG Holding Co., Inc. / Neiman Marcus Group
LLC, 7.13%, 4/01/2026
(a)
55,000 52,767
Nordstrom, Inc.
2.30%, 4/08/2024 30,000 28,452
4.00%, 3/15/2027 15,000 12,941
6.95%, 3/15/2028
(b)
5,000 4,853
4.38%, 4/01/2030 15,000 12,042
4.25%, 8/01/2031
(b)
35,000 26,297
5.00%, 1/15/2044 40,000 26,859
Odeon Finco PLC, 12.75%, 11/01/2027
(a)
20,000 18,436
Papa John's International, Inc., 3.88%,
9/15/2029
(a)
33,000 28,522

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Consumer, Cyclical – 23.0% (continued)
Park River Holdings, Inc.
5.63%, 2/01/2029
(a)
15,000 10,449
6.75%, 8/01/2029
(a)
10,000 7,105
Party City Holdings, Inc., 8.75%, 2/15/2026
(a)(e)
10,000 882
Patrick Industries, Inc.
7.50%, 10/15/2027
(a)
10,000 9,906
4.75%, 5/01/2029
(a)
25,000 21,366
Penn Entertainment, Inc.
5.63%, 1/15/2027
(a)
5,000 4,699
4.13%, 7/01/2029
(a)
5,000 4,134
Penske Automotive Group, Inc.
3.50%, 9/01/2025
(b)
20,000 18,947
3.75%, 6/15/2029 20,000 16,991
PetSmart, Inc. / PetSmart Finance Corp.
4.75%, 2/15/2028
(a)
60,000 55,643
7.75%, 2/15/2029
(a)
50,000 49,298
PM General Purchaser LLC, 9.50%,
10/01/2028
(a)
40,000 30,598
Premier Entertainment Sub LLC / Premier
Entertainment Finance Corp.
5.63%, 9/01/2029
(a)
35,000 25,441
5.88%, 9/01/2031
(a)
25,000 17,431
QVC, Inc.
4.85%, 4/01/2024 40,000 38,279
4.45%, 2/15/2025 50,000 42,632
4.75%, 2/15/2027 35,000 26,533
4.38%, 9/01/2028 25,000 16,042
5.45%, 8/15/2034 25,000 14,731
5.95%, 3/15/2043 20,000 10,308
Raptor Acquisition Corp. / Raptor Co.-Issuer
LLC, 4.88%, 11/01/2026
(a)
10,000 9,301
Real Hero Merger Sub 2, Inc., 6.25%,
2/01/2029
(a)
25,000 18,545
Resideo Funding, Inc., 4.00%, 9/01/2029
(a)
15,000 12,338
Resorts World Las Vegas LLC/RWLV Capital Inc.,
4.63%, 4/16/2029 100,000 81,889
Rite Aid Corp.
8.00%, 11/15/2026
(a)
45,000 25,084
7.70%, 2/15/2027 2,000 911
Royal Caribbean Cruises Ltd.
4.25%, 7/01/2026
(a)
30,000 26,018
5.50%, 8/31/2026
(a)
20,000 17,891
5.38%, 7/15/2027
(a)
30,000 26,066
11.63%, 8/15/2027
(a)(b)
50,000 53,075
7.50%, 10/15/2027 20,000 18,628
3.70%, 3/15/2028 10,000 7,884
5.50%, 4/01/2028
(a)
35,000 30,109
8.25%, 1/15/2029
(a)
35,000 36,566
9.25%, 1/15/2029
(a)
25,000 26,423
Sally Holdings LLC / Sally Capital, Inc., 5.63%,
12/01/2025 15,000 14,850
Sands China Ltd.
5.63%, 8/08/2025 248,000 246,598
4.30%, 1/08/2026 116,000 109,668
2.80%, 3/08/2027 30,000 26,316
5.90%, 8/08/2028 262,000 259,140
3.35%, 3/08/2029 30,000 25,725
4.88%, 6/18/2030 95,000 86,847
3.75%, 8/08/2031 20,000 16,744
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Consumer, Cyclical – 23.0% (continued)
Scientific Games Holdings LP/Scientific Games
US Finco, Inc., 6.63%, 3/01/2030
(a)
30,000 26,746
Scientific Games International, Inc.
8.63%, 7/01/2025
(a)
25,000 25,639
7.00%, 5/15/2028
(a)
31,000 30,742
7.25%, 11/15/2029
(a)
10,000 10,020
Scotts Miracle-GRO Co. (The)
4.50%, 10/15/2029
(b)
5,000 4,346
4.00%, 4/01/2031 5,000 4,061
4.38%, 2/01/2032 5,000 4,088
SeaWorld Parks & Entertainment, Inc., 5.25%,
8/15/2029
(a)
35,000 31,771
Shea Homes LP / Shea Homes Funding Corp.
4.75%, 2/15/2028 20,000 17,811
4.75%, 4/01/2029 10,000 8,717
Six Flags Entertainment Corp.
4.88%, 7/31/2024
(a)
21,000 20,551
5.50%, 4/15/2027
(a)(b)
25,000 23,596
Six Flags Theme Parks, Inc., 7.00%, 7/01/2025
(a)
2,000 2,027
Sizzling Platter LLC / Sizzling Platter Finance
Corp., 8.50%, 11/28/2025
(a)
10,000 9,277
Sonic Automotive, Inc.
4.63%, 11/15/2029
(a)
40,000 33,269
4.88%, 11/15/2031
(a)
10,000 7,970
Specialty Building Products Holdings LLC / SBP
Finance Corp., 6.38%, 9/30/2026
(a)
30,000 27,017
Speedway Motorsports LLC / Speedway Funding
II, Inc., 4.88%, 11/01/2027
(a)
26,000 24,411
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman
Ltd.
8.00%, 9/20/2025
(a)
30,640 31,228
8.00%, 9/20/2025
(a)
39,444 40,359
SRS Distribution, Inc.
4.63%, 7/01/2028
(a)
35,000 32,179
6.13%, 7/01/2029
(a)
25,000 21,497
6.00%, 12/01/2029
(a)
35,000 29,930
Staples, Inc.
7.50%, 4/15/2026
(a)
65,000 57,707
10.75%, 4/15/2027
(a)
40,000 30,304
Station Casinos LLC
4.50%, 2/15/2028
(a)
20,000 18,005
4.63%, 12/01/2031
(a)
25,000 21,069
Steelcase, Inc., 5.13%, 1/18/2029 70,000 62,433
Studio City Co. Ltd., 7.00%, 2/15/2027
(a)
10,000 9,666
Studio City Finance Ltd.
6.00%, 7/15/2025
(a)
20,000 18,645
6.50%, 1/15/2028
(a)
40,000 35,572
5.00%, 1/15/2029
(a)
45,000 36,458
Suburban Propane Partners LP/Suburban
Energy Finance Corp.
5.88%, 3/01/2027 15,000 14,517
5.00%, 6/01/2031
(a)
25,000 21,827
Sugarhouse HSP Gaming Prop Mezz LP /
Sugarhouse HSP Gaming Finance Corp.,
5.88%, 5/15/2025
(a)
20,000 18,824
Superior Plus LP / Superior General Partner,
Inc., 4.50%, 3/15/2029
(a)
25,000 22,108
SWF Escrow Issuer Corp., 6.50%, 10/01/2029
(a)
30,000 19,699

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Consumer, Cyclical – 23.0% (continued)
Taylor Morrison Communities, Inc.
5.88%, 6/15/2027
(a)
35,000 34,427
5.75%, 1/15/2028
(a)
15,000 14,556
5.13%, 8/01/2030
(a)
30,000 27,423
Taylor Morrison Communities, Inc. /
Taylor Morrison Holdings II, Inc., 5.63%,
3/01/2024
(a)
13,000 12,950
Tempur Sealy International, Inc.
4.00%, 4/15/2029
(a)
49,000 42,798
3.88%, 10/15/2031
(a)
45,000 37,123
Thor Industries, Inc., 4.00%, 10/15/2029
(a)
30,000 24,940
Titan International, Inc., 7.00%, 4/30/2028 10,000 9,578
TKC Holdings, Inc.
6.88%, 5/15/2028
(a)
10,000 8,177
10.50%, 5/15/2029
(a)
25,000 15,218
TPro Acquisition Corp., 11.00%, 10/15/2024
(a)
20,000 19,552
Travel + Leisure Co.
5.65%, 4/01/2024 27,000 26,863
6.60%, 10/01/2025 25,000 24,951
6.63%, 7/31/2026
(a)
23,000 22,831
6.00%, 4/01/2027 11,000 10,787
4.50%, 12/01/2029
(a)
25,000 21,578
4.63%, 3/01/2030
(a)
7,000 5,994
TRI Pointe Group, Inc.
5.25%, 6/01/2027 25,000 23,529
5.70%, 6/15/2028 21,000 19,702
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc.,
5.88%, 6/15/2024 10,000 9,978
Under Armour, Inc., 3.25%, 6/15/2026 15,000 13,691
United Airlines Holdings, Inc.
5.00%, 2/01/2024 5,000 4,973
4.88%, 1/15/2025
(b)
5,000 4,911
United Airlines Pass-Through Trust
Series 2016-1, Class B, 3.65%, 1/07/2026 8,576 7,876
Series 2019-2, Class B, 3.50%, 5/01/2028 17,880 15,881
United Airlines, Inc.
4.38%, 4/15/2026
(a)
40,000 37,997
4.63%, 4/15/2029
(a)
50,000 45,621
Univar Solutions USA, Inc., 5.13%, 12/01/2027
(a)
35,000 33,982
Universal Entertainment Corp., 8.50%,
12/11/2024
(a)
30,000 28,159
US Airways Pass-Through Trust
Series 2012-2, Class A, 4.63%, 6/03/2025 25,762 24,013
Series 2013-1, Class A, 3.95%, 11/15/2025 33,287 30,956
Vail Resorts, Inc., 6.25%, 5/15/2025
(a)
15,000 15,083
Victoria's Secret & Co., 4.63%, 7/15/2029
(a)(b)
25,000 20,787
Viking Cruises Ltd.
6.25%, 5/15/2025
(a)
10,000 9,158
13.00%, 5/15/2025
(a)
30,000 31,827
5.88%, 9/15/2027
(a)
40,000 34,110
7.00%, 2/15/2029
(a)
20,000 17,401
Viking Ocean Cruises Ship VII Ltd., 5.63%,
2/15/2029
(a)
20,000 17,074
Vista Outdoor, Inc., 4.50%, 3/15/2029
(a)
25,000 20,248
VOC Escrow Ltd., 5.00%, 2/15/2028
(a)
20,000 17,601
Wabash National Corp., 4.50%, 10/15/2028
(a)
25,000 21,998
Wheel Pros, Inc., 6.50%, 5/15/2029
(a)
5,000 1,939
White Capital Buyer LLC, 6.88%, 10/15/2028
(a)
30,000 27,470
White Capital Parent LLC, 8.25%, 3/15/2026
(a)(c)
15,000 13,677
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Consumer, Cyclical – 23.0% (continued)
William Carter Co. (The), 5.63%, 3/15/2027
(a)
27,000 26,344
Winnebago Industries, Inc., 6.25%, 7/15/2028
(a)
30,000 28,923
WMG Acquisition Corp.
3.75%, 12/01/2029
(a)
30,000 26,274
3.88%, 7/15/2030
(a)
20,000 17,624
3.00%, 2/15/2031
(a)
30,000 24,841
Wolverine World Wide, Inc., 4.00%,
8/15/2029
(a)
20,000 16,068
Wyndham Hotels & Resorts, Inc., 4.38%,
8/15/2028
(a)
40,000 37,092
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp.
5.50%, 3/01/2025
(a)
70,000 68,118
5.25%, 5/15/2027
(a)
35,000 33,058
Wynn Macau Ltd.
4.88%, 10/01/2024
(a)(b)
30,000 28,862
5.50%, 1/15/2026
(a)
45,000 42,049
5.50%, 10/01/2027
(a)
40,000 35,782
5.63%, 8/26/2028
(a)
50,000 44,193
5.13%, 12/15/2029
(a)
35,000 29,197
Wynn Resorts Finance LLC / Wynn Resorts
Capital Corp.
7.75%, 4/15/2025
(a)
20,000 20,068
5.13%, 10/01/2029
(a)
40,000 35,691
Yum! Brands, Inc.
4.75%, 1/15/2030
(a)
50,000 46,870
3.63%, 3/15/2031 63,000 54,087
4.63%, 1/31/2032 60,000 54,654
5.38%, 4/01/2032 65,000 61,577
6.88%, 11/15/2037 25,000 26,685
5.35%, 11/01/2043 15,000 12,960
ZF North America Capital, Inc., 4.75%,
4/29/2025
(a)
57,000 55,113
13,683,486
Consumer, Non-cyclical – 14.2%
180 Medical, Inc., 3.88%, 10/15/2029
(a)
30,000 26,673
Acadia Healthcare Co., Inc.
5.50%, 7/01/2028
(a)
30,000 28,887
5.00%, 4/15/2029
(a)
30,000 28,061
ACCO Brands Corp., 4.25%, 3/15/2029
(a)
30,000 25,951
AdaptHealth LLC
6.13%, 8/01/2028
(a)
10,000 9,489
4.63%, 8/01/2029
(a)
20,000 17,401
5.13%, 3/01/2030
(a)
20,000 17,816
ADT Security Corp. (The)
4.13%, 8/01/2029
(a)
50,000 44,515
4.88%, 7/15/2032
(a)
35,000 31,292
Adtalem Global Education, Inc., 5.50%,
3/01/2028
(a)
26,000 24,224
AHP Health Partners, Inc., 5.75%, 7/15/2029
(a)
10,000 8,219
Air Methods Corp., 8.00%, 5/15/2025
(a)
30,000 1,383
Akumin Escrow, Inc., 7.50%, 8/01/2028
(a)
20,000 13,603
Akumin, Inc., 7.00%, 11/01/2025
(a)
15,000 11,626
Albertsons Cos., Inc. / Safeway, Inc. / New
Albertsons LP / Albertsons LLC
3.25%, 3/15/2026
(a)
35,000 32,320
7.50%, 3/15/2026
(a)
28,000 28,810
4.63%, 1/15/2027
(a)
65,000 61,699
5.88%, 2/15/2028
(a)
40,000 39,111

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Consumer, Non-cyclical – 14.2% (continued)
3.50%, 3/15/2029
(a)
67,000 57,791
4.88%, 2/15/2030
(a)
55,000 50,696
Albion Financing 1 Sarl / Aggreko Holdings, Inc.,
6.13%, 10/15/2026
(a)
30,000 27,009
Albion Financing 2 Sarl, 8.75%, 4/15/2027
(a)
20,000 17,035
Allied Universal Holdco LLC / Allied Universal
Finance Corp.
6.63%, 7/15/2026
(a)
70,000 67,402
9.75%, 7/15/2027
(a)
58,000 55,407
6.00%, 6/01/2029
(a)
40,000 32,154
Allied Universal Holdco LLC / Allied Universal
Finance Corp. / Atlas Luxco 4 Sarl
4.63%, 6/01/2028
(a)
40,000 34,501
4.63%, 6/01/2028
(a)
40,000 34,139
Alta Equipment Group, Inc., 5.63%, 4/15/2026
(a)
25,000 23,314
AMN Healthcare, Inc.
4.63%, 10/01/2027
(a)
25,000 23,190
4.00%, 4/15/2029
(a)
10,000 8,678
APi Group DE, Inc., 4.13%, 7/15/2029
(a)
15,000 12,978
Aptim Corp., 7.75%, 6/15/2025
(a)
20,000 14,244
APX Group, Inc.
6.75%, 2/15/2027
(a)
30,000 29,411
5.75%, 7/15/2029
(a)
35,000 30,312
Arrow Bidco LLC, 9.50%, 3/15/2024
(a)
10,000 10,046
ASGN, Inc., 4.63%, 5/15/2028
(a)
30,000 27,450
Avantor Funding, Inc.
4.63%, 7/15/2028
(a)
80,000 75,399
3.88%, 11/01/2029
(a)
40,000 35,369
Avis Budget Car Rental LLC / Avis Budget
Finance, Inc.
5.75%, 7/15/2027
(a)
5,000 4,702
5.75%, 7/15/2027
(a)
5,000 4,702
4.75%, 4/01/2028
(a)
15,000 13,263
5.38%, 3/01/2029
(a)
5,000 4,473
B&G Foods, Inc.
5.25%, 4/01/2025 45,000 41,076
5.25%, 9/15/2027 22,000 17,784
Bausch Health Americas, Inc.
9.25%, 4/01/2026
(a)
30,000 22,311
8.50%, 1/31/2027
(a)
30,000 15,821
Bausch Health Cos., Inc.
5.50%, 11/01/2025
(a)
75,000 63,558
9.00%, 12/15/2025
(a)
40,000 31,550
6.13%, 2/01/2027
(a)
45,000 30,680
5.75%, 8/15/2027
(a)
15,000 10,117
7.00%, 1/15/2028
(a)
10,000 4,611
5.00%, 1/30/2028
(a)
20,000 8,977
4.88%, 6/01/2028
(a)
80,000 51,353
11.00%, 9/30/2028
(a)
84,000 65,766
5.00%, 2/15/2029
(a)
20,000 8,950
6.25%, 2/15/2029
(a)
35,000 16,192
5.25%, 1/30/2030
(a)
50,000 21,914
14.00%, 10/15/2030
(a)
16,000 10,293
5.25%, 2/15/2031
(a)
20,000 9,111
Bellring Brands, Inc., 7.00%, 3/15/2030
(a)
45,000 44,904
Block, Inc.
2.75%, 6/01/2026 25,000 22,729
3.50%, 6/01/2031 20,000 16,780
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Consumer, Non-cyclical – 14.2% (continued)
Brink's Co. (The)
5.50%, 7/15/2025
(a)
7,000 6,914
4.63%, 10/15/2027
(a)
35,000 32,831
C&S Group Enterprises LLC, 5.00%,
12/15/2028
(a)
15,000 11,567
Cano Health LLC, 6.25%, 10/01/2028
(a)
30,000 19,124
Carriage Services, Inc., 4.25%, 5/15/2029
(a)
10,000 8,225
Catalent Pharma Solutions, Inc.
5.00%, 7/15/2027
(a)
15,000 14,249
3.13%, 2/15/2029
(a)
5,000 4,149
3.50%, 4/01/2030
(a)
10,000 8,262
Central Garden & Pet Co.
5.13%, 2/01/2028 10,000 9,525
4.13%, 10/15/2030 20,000 17,006
4.13%, 4/30/2031
(a)
15,000 12,593
Charles River Laboratories International, Inc.
4.25%, 5/01/2028
(a)
25,000 23,167
3.75%, 3/15/2029
(a)
20,000 17,852
4.00%, 3/15/2031
(a)
20,000 17,684
Cheplapharm Arzneimittel GMBH, 5.50%,
1/15/2028
(a)
30,000 26,736
Chobani LLC / Chobani Finance Corp., Inc.
7.50%, 4/15/2025
(a)(b)
20,000 19,629
4.63%, 11/15/2028
(a)
15,000 13,734
CHS/Community Health Systems, Inc.
8.00%, 3/15/2026
(a)
80,000 77,671
5.63%, 3/15/2027
(a)
75,000 66,379
8.00%, 12/15/2027
(a)(b)
25,000 23,639
6.88%, 4/01/2028
(a)
20,000 12,208
6.00%, 1/15/2029
(a)
40,000 35,124
6.88%, 4/15/2029
(a)
80,000 50,572
6.13%, 4/01/2030
(a)
50,000 30,277
5.25%, 5/15/2030
(a)
55,000 44,329
4.75%, 2/15/2031
(a)
30,000 23,048
Cimpress PLC, 7.00%, 6/15/2026 25,000 17,487
CoreCivic, Inc.
8.25%, 4/15/2026 40,000 41,061
4.75%, 10/15/2027 25,000 21,923
Corelogic, Inc., 4.50%, 5/01/2028
(a)(b)
50,000 39,715
Coty, Inc.
5.00%, 4/15/2026
(a)
25,000 23,948
6.50%, 4/15/2026
(a)
30,000 29,580
Coty, Inc. / HFC Prestige Products, Inc. /
HFC Prestige International US LLC, 4.75%,
1/15/2029
(a)
8,000 7,301
CPI CG, Inc., 8.63%, 3/15/2026
(a)
10,000 9,869
Darling Ingredients, Inc.
5.25%, 4/15/2027
(a)
13,000 12,677
6.00%, 6/15/2030
(a)
45,000 44,785
DaVita, Inc.
4.63%, 6/01/2030
(a)
160,000 134,796
3.75%, 2/15/2031
(a)
100,000 77,739
Deluxe Corp., 8.00%, 6/01/2029
(a)
30,000 25,690
Edgewell Personal Care Co.
5.50%, 6/01/2028
(a)
45,000 42,559
4.13%, 4/01/2029
(a)
20,000 17,426
Elanco Animal Health, Inc., 6.40%, 8/28/2028 32,000 31,436

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Consumer, Non-cyclical – 14.2% (continued)
Embecta Corp.
5.00%, 2/15/2030
(a)
32,000 26,352
6.75%, 2/15/2030
(a)
5,000 4,500
Emergent Biosolutions, Inc., 3.88%,
8/15/2028
(a)
35,000 15,203
Encompass Health Corp.
5.75%, 9/15/2025 5,000 4,978
4.50%, 2/01/2028 55,000 51,354
4.75%, 2/01/2030 55,000 50,410
4.63%, 4/01/2031 25,000 22,079
Envision Healthcare Corp., 8.75%,
10/15/2026
(a)
24,000 6,370
Fage International SA / Fage USA Dairy Industry,
Inc., 5.63%, 8/15/2026
(a)
10,000 9,395
Garda World Security Corp.
4.63%, 2/15/2027
(a)
15,000 13,725
9.50%, 11/01/2027
(a)
25,000 24,801
7.75%, 2/15/2028
(a)
12,000 12,186
6.00%, 6/01/2029
(a)
40,000 33,395
Garden Spinco Corp., 8.63%, 7/20/2030
(a)
15,000 16,125
Gartner, Inc.
4.50%, 7/01/2028
(a)
40,000 38,031
3.63%, 6/15/2029
(a)
30,000 26,933
3.75%, 10/01/2030
(a)
40,000 35,436
Geo Group, Inc. (The)
10.50%, 6/30/2028 25,000 25,654
9.50%, 12/31/2028
(a)
20,000 19,343
Global Medical Response, Inc., 6.50%,
10/01/2025
(a)
20,000 14,086
Graham Holdings Co., 5.75%, 6/01/2026
(a)
21,000 20,758
Grand Canyon University
4.13%, 10/01/2024 50,000 47,532
4.38%, 10/01/2026 10,000 9,271
5.13%, 10/01/2028 31,000 29,384
Grifols Escrow Issuer SA, 4.75%, 10/15/2028
(a)
25,000 21,737
Hadrian Merger Sub, Inc., 8.50%, 5/01/2026
(a)
25,000 20,947
HealthEquity, Inc., 4.50%, 10/01/2029
(a)
40,000 35,791
Herbalife Nutrition Ltd. / HLF Financing, Inc.,
7.88%, 9/01/2025
(a)
40,000 37,713
Herc Holdings, Inc., 5.50%, 7/15/2027
(a)
70,000 67,048
Hertz Corp. (The)
4.63%, 12/01/2026
(a)
25,000 22,212
5.00%, 12/01/2029
(a)
45,000 36,778
H-Food Holdings LLC / Hearthside Finance Co.,
Inc., 8.50%, 6/01/2026
(a)
15,000 10,264
HLF Financing Sarl LLC / Herbalife
International, Inc., 4.88%, 6/01/2029
(a)
30,000 21,940
Hologic, Inc.
4.63%, 2/01/2028
(a)
25,000 23,924
3.25%, 2/15/2029
(a)
65,000 57,234
Horizon Therapeutics USA, Inc., 5.50%,
8/01/2027
(a)
17,000 17,356
Ingles Markets, Inc., 4.00%, 6/15/2031
(a)
15,000 13,010
IQVIA, Inc.
5.00%, 10/15/2026
(a)
50,000 48,735
5.00%, 5/15/2027
(a)
45,000 43,749
Jazz Securities DAC, 4.38%, 1/15/2029
(a)
85,000 77,652
KeHE Distributors LLC / KeHE Finance Corp.,
8.63%, 10/15/2026
(a)
20,000 20,054
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Consumer, Non-cyclical – 14.2% (continued)
Korn Ferry, 4.63%, 12/15/2027
(a)
10,000 9,403
Kronos Acquisition Holdings, Inc. / KIK Custom
Products, Inc.
5.00%, 12/31/2026
(a)
30,000 27,223
7.00%, 12/31/2027
(a)
20,000 17,412
Lamb Weston Holdings, Inc.
4.88%, 5/15/2028
(a)
30,000 29,022
4.13%, 1/31/2030
(a)
55,000 49,581
4.38%, 1/31/2032
(a)
40,000 35,795
Land O'Lakes Capital Trust I, 7.45%,
3/15/2028
(a)
35,000 34,412
Legacy LifePoint Health LLC
6.75%, 4/15/2025
(a)
40,000 38,984
4.38%, 2/15/2027
(a)
25,000 21,856
Legends Hospitality Holding Co. LLC /
Legends Hospitality Co.-Issuer, Inc., 5.00%,
2/01/2026
(a)
6,000 5,534
LifePoint Health, Inc., 5.38%, 1/15/2029
(a)
15,000 10,050
Mallinckrodt International Finance SA /
Mallinckrodt CB LLC
Series 144A, 10.00%, 4/15/2025
(a)
10,000 6,839
11.50%, 12/15/2028
(a)
30,000 26,956
Medline Borrower LP, 3.88%, 4/01/2029
(a)
180,000 154,015
Metis Merger Sub LLC, 6.50%, 5/15/2029
(a)
35,000 29,838
ModivCare Escrow Issuer, Inc., 5.00%,
10/01/2029
(a)
20,000 17,381
ModivCare, Inc., 5.88%, 11/15/2025
(a)
32,000 30,967
Molina Healthcare, Inc.
4.38%, 6/15/2028
(a)
40,000 37,005
3.88%, 11/15/2030
(a)
25,000 21,514
3.88%, 5/15/2032
(a)
35,000 29,358
MoneyGram International, Inc., 5.38%,
8/01/2026
(a)
20,000 20,354
Mozart Debt Merger Sub, Inc., 5.25%,
10/01/2029
(a)(b)
115,000 96,511
MPH Acquisition Holdings LLC
5.50%, 9/01/2028
(a)
58,000 48,178
5.75%, 11/01/2028
(a)(b)
75,000 54,471
Neptune Bidco US, Inc., 9.29%, 4/15/2029
(a)
115,000 111,915
Nesco Holdings II, Inc., 5.50%, 4/15/2029
(a)
35,000 31,498
Option Care Health, Inc., 4.38%, 10/31/2029
(a)
15,000 13,011
Organon & Co. / Organon Foreign Debt Co.-
Issuer BV
4.13%, 4/30/2028
(a)
115,000 104,357
5.13%, 4/30/2031
(a)
90,000 81,027
Oriflame Investment Holding PLC, 5.13%,
5/04/2026
(a)
30,000 18,942
Owens & Minor, Inc.
4.50%, 3/31/2029
(a)(b)
30,000 24,456
6.63%, 4/01/2030
(a)
35,000 30,978
P&L Development LLC / PLD Finance Corp.,
7.75%, 11/15/2025
(a)
34,000 27,607
Paysafe Finance PLC / Paysafe Holdings US
Corp., 4.00%, 6/15/2029
(a)
15,000 11,925
PECF USS Intermediate Holding III Corp., 8.00%,
11/15/2029
(a)
20,000 15,260
Pediatrix Medical Group, Inc., 5.38%,
2/15/2030
(a)(b)
10,000 8,847
Performance Food Group, Inc.
6.88%, 5/01/2025
(a)
5,000 5,037

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Consumer, Non-cyclical – 14.2% (continued)
5.50%, 10/15/2027
(a)
55,000 53,078
4.25%, 8/01/2029
(a)
50,000 44,603
Perrigo Finance Unlimited Co.
3.90%, 12/15/2024 33,000 31,948
4.38%, 3/15/2026 30,000 28,472
4.40%, 6/15/2030 40,000 35,106
4.90%, 12/15/2044 20,000 14,831
Post Holdings, Inc.
5.75%, 3/01/2027
(a)
30,000 29,581
5.63%, 1/15/2028
(a)
69,000 66,650
5.50%, 12/15/2029
(a)
80,000 74,227
4.63%, 4/15/2030
(a)
100,000 88,003
4.50%, 9/15/2031
(a)
90,000 77,623
PRA Health Sciences, Inc., 2.88%, 7/15/2026
(a)
30,000 27,451
Prestige Brands, Inc.
5.13%, 1/15/2028
(a)
10,000 9,597
3.75%, 4/01/2031
(a)
25,000 21,210
Prime Healthcare Services, Inc., 7.25%,
11/01/2025
(a)
50,000 44,230
Prime Security Services Borrower LLC / Prime
Finance, Inc.
5.25%, 4/15/2024
(a)
20,000 19,834
5.75%, 4/15/2026
(a)
53,000 52,197
3.38%, 8/31/2027
(a)
40,000 35,588
6.25%, 1/15/2028
(a)
55,000 52,156
Primo Water Holdings, Inc., 4.38%, 4/30/2029
(a)
25,000 21,843
Prog Holdings, Inc., 6.00%, 11/15/2029
(a)
20,000 16,950
Radiology Partners, Inc., 9.25%, 2/01/2028
(a)
35,000 21,171
RegionalCare Hospital Partners Holdings, Inc. /
LifePoint Health, Inc., 9.75%, 12/01/2026
(a)
56,000 49,052
Rent-A-Center, Inc., 6.38%, 2/15/2029
(a)
30,000 25,495
Ritchie Bros Auctioneers, Inc., 5.38%,
1/15/2025
(a)
30,000 29,777
RP Escrow Issuer LLC, 5.25%, 12/15/2025
(a)
39,000 31,817
RR Donnelley & Sons Co., 6.13%, 11/01/2026
(a)
20,000 19,295
Sabre GLBL, Inc.
9.25%, 4/15/2025
(a)
40,000 40,852
7.38%, 9/01/2025
(a)
45,000 44,466
11.25%, 12/15/2027
(a)
30,000 31,799
Safeway, Inc., 7.25%, 2/01/2031 5,000 5,084
SEG Holding LLC / SEG Finance Corp., 5.63%,
10/15/2028
(a)
15,000 14,278
Select Medical Corp., 6.25%, 8/15/2026
(a)
51,000 49,805
Service Corp. International
7.50%, 4/01/2027 20,000 20,726
4.63%, 12/15/2027 40,000 38,223
5.13%, 6/01/2029 43,000 41,317
3.38%, 8/15/2030 40,000 33,774
4.00%, 5/15/2031 40,000 35,023
Shift4 Payments LLC / Shift4 Payments Finance
Sub, Inc., 4.63%, 11/01/2026
(a)
30,000 28,410
Sigma Holdco BV, 7.88%, 5/15/2026
(a)
25,000 19,248
Signal Parent, Inc., 6.13%, 4/01/2029
(a)
10,000 3,876
Simmons Foods, Inc./Simmons Prepared Foods,
Inc./Simmons Pet Food, Inc./Simmons Feed,
4.63%, 3/01/2029
(a)
30,000 25,456
Sotheby's, 7.38%, 10/15/2027
(a)(b)
40,000 38,679
Spectrum Brands, Inc.
5.75%, 7/15/2025 25,000 24,812
5.00%, 10/01/2029
(a)
22,000 19,462
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Consumer, Non-cyclical – 14.2% (continued)
5.50%, 7/15/2030
(a)
5,000 4,535
3.88%, 3/15/2031
(a)
30,000 24,194
Stonemor, Inc., 8.50%, 5/15/2029
(a)
30,000 24,420
Surgery Center Holdings, Inc., 10.00%,
4/15/2027
(a)
18,000 18,456
Syneos Health, Inc., 3.63%, 1/15/2029
(a)
30,000 24,266
Team Health Holdings, Inc., 6.38%, 2/01/2025
(a)
35,000 23,349
Teleflex, Inc.
4.63%, 11/15/2027 25,000 23,884
4.25%, 6/01/2028
(a)
35,000 32,330
Tenet Healthcare Corp.
4.63%, 7/15/2024 15,000 14,796
4.63%, 9/01/2024 20,000 19,715
4.88%, 1/01/2026 75,000 73,033
6.25%, 2/01/2027 65,000 63,538
5.13%, 11/01/2027 57,000 54,870
4.63%, 6/15/2028 20,000 18,567
6.13%, 10/01/2028 100,000 93,131
4.25%, 6/01/2029 40,000 35,589
4.38%, 1/15/2030 55,000 48,950
6.13%, 6/15/2030
(a)
55,000 53,421
6.88%, 11/15/2031 20,000 18,477
Toledo Hospital (The)
Series B, 5.33%, 11/15/2028 45,000 36,724
6.02%, 11/15/2048 60,000 40,174
TreeHouse Foods, Inc., 4.00%, 9/01/2028 20,000 16,904
Trinet Group, Inc., 3.50%, 3/01/2029
(a)
25,000 20,942
Triton Water Holdings, Inc., 6.25%, 4/01/2029
(a)
45,000 35,694
Turning Point Brands, Inc., 5.63%, 2/15/2026
(a)
30,000 27,339
United Natural Foods, Inc., 6.75%, 10/15/2028
(a)
15,000 14,483
United Rentals North America, Inc.
5.50%, 5/15/2027 15,000 14,908
3.88%, 11/15/2027 67,000 63,622
4.88%, 1/15/2028 75,000 72,657
5.25%, 1/15/2030 35,000 33,874
4.00%, 7/15/2030 40,000 35,999
3.88%, 2/15/2031 65,000 57,546
3.75%, 1/15/2032
(b)
40,000 34,587
US Acute Care Solutions LLC, 6.38%,
3/01/2026
(a)
32,000 28,980
US Foods, Inc.
6.25%, 4/15/2025
(a)
40,000 40,052
4.75%, 2/15/2029
(a)
40,000 36,658
4.63%, 6/01/2030
(a)
30,000 27,011
US Renal Care, Inc., 10.63%, 7/15/2027
(a)
20,000 6,550
Varex Imaging Corp., 7.88%, 10/15/2027
(a)
10,000 9,939
Vector Group Ltd.
10.50%, 11/01/2026
(a)
30,000 30,200
5.75%, 2/01/2029
(a)
70,000 61,097
Verscend Escrow Corp., 9.75%, 8/15/2026
(a)
55,000 55,246
Wash Multifamily Acquisition, Inc., 5.75%,
4/15/2026
(a)
25,000 23,144
Williams Scotsman International, Inc.
6.13%, 6/15/2025
(a)
14,000 14,059
4.63%, 8/15/2028
(a)
25,000 23,170
WW International, Inc., 4.50%, 4/15/2029
(a)
35,000 18,786
ZipRecruiter, Inc., 5.00%, 1/15/2030
(a)
25,000 21,863
8,443,476

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Diversified – 0.1%
Stena AB, 7.00%, 2/01/2024
(a)
20,000 19,995
Stena International SA
5.75%, 3/01/2024
(a)
30,000 29,699
6.13%, 2/01/2025
(a)
23,000 21,790
71,484
Energy – 11.9%
Aethon United BR LP / Aethon United Finance
Corp., 8.25%, 2/15/2026
(a)
35,000 34,830
Alliance Resource Operating Partners LP /
Alliance Resource Finance Corp., 7.50%,
5/01/2025
(a)
30,000 29,802
Antero Midstream Partners LP / Antero
Midstream Finance Corp.
7.88%, 5/15/2026
(a)
20,000 20,521
5.75%, 3/01/2027
(a)
40,000 38,790
5.75%, 1/15/2028
(a)
30,000 28,766
5.38%, 6/15/2029
(a)
30,000 27,862
Antero Resources Corp.
7.63%, 2/01/2029
(a)
6,000 6,146
5.38%, 3/01/2030
(a)
10,000 9,326
Apache Corp.
4.38%, 10/15/2028 5,000 4,662
7.75%, 12/15/2029 10,000 10,587
4.25%, 1/15/2030 15,000 13,752
6.00%, 1/15/2037 15,000 14,211
5.10%, 9/01/2040 50,000 43,610
5.25%, 2/01/2042 10,000 8,404
4.75%, 4/15/2043 15,000 11,873
4.25%, 1/15/2044 10,000 7,391
7.38%, 8/15/2047 15,000 14,943
5.35%, 7/01/2049 10,000 8,357
Archrock Partners LP / Archrock Partners
Finance Corp.
6.88%, 4/01/2027
(a)
25,000 24,477
6.25%, 4/01/2028
(a)
25,000 23,754
Ascent Resources Utica Holdings LLC / ARU
Finance Corp.
7.00%, 11/01/2026
(a)
30,000 28,698
8.25%, 12/31/2028
(a)
10,000 9,851
5.88%, 6/30/2029
(a)
15,000 13,206
Athabasca Oil Corp., 9.75%, 11/01/2026
(a)
20,000 21,018
Baytex Energy Corp., 8.75%, 4/01/2027
(a)(b)
40,000 41,393
Berry Petroleum Co. LLC, 7.00%, 2/15/2026
(a)
10,000 9,625
Blue Racer Midstream LLC / Blue Racer Finance
Corp.
7.63%, 12/15/2025
(a)
50,000 50,769
6.63%, 7/15/2026
(a)
10,000 9,887
Bristow Group, Inc., 6.88%, 3/01/2028
(a)
20,000 19,051
Buckeye Partners LP
4.35%, 10/15/2024 10,000 9,702
4.13%, 3/01/2025
(a)
35,000 33,272
3.95%, 12/01/2026 31,000 28,445
4.13%, 12/01/2027 20,000 18,090
4.50%, 3/01/2028
(a)
35,000 32,108
6.75%, 8/15/2033 10,000 9,200
5.85%, 11/15/2043 11,000 8,426
5.60%, 10/15/2044 25,000 19,074
California Resources Corp., 7.13%, 2/01/2026
(a)
40,000 38,929
Callon Petroleum Co.
6.38%, 7/01/2026
(b)
5,000 4,836
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Energy – 11.9% (continued)
8.00%, 8/01/2028
(a)
30,000 29,974
7.50%, 6/15/2030
(a)(b)
25,000 24,190
Calumet Specialty Products Partners LP /
Calumet Finance Corp.
9.25%, 7/15/2024
(a)
5,000 5,062
11.00%, 4/15/2025
(a)
30,000 31,612
8.13%, 1/15/2027
(a)
14,400 13,992
CGG SA, 8.75%, 4/01/2027
(a)(b)
15,000 13,345
Cheniere Energy, Inc., 4.63%, 10/15/2028 25,000 23,826
Chesapeake Energy Corp.
5.50%, 2/01/2026
(a)
30,000 29,132
5.88%, 2/01/2029
(a)
15,000 14,370
6.75%, 4/15/2029
(a)
40,000 39,460
Chord Energy Corp., 6.38%, 6/01/2026
(a)
25,000 24,626
Civitas Resources, Inc., 5.00%, 10/15/2026
(a)
30,000 28,082
CNX Midstream Partners LP, 4.75%,
4/15/2030
(a)
15,000 12,685
CNX Resources Corp.
7.25%, 3/14/2027
(a)
12,000 11,946
6.00%, 1/15/2029
(a)
25,000 23,104
7.38%, 1/15/2031
(a)
30,000 29,226
Comstock Resources, Inc.
6.75%, 3/01/2029
(a)
50,000 46,066
5.88%, 1/15/2030
(a)
35,000 30,203
Coronado Finance Pty Ltd., 10.75%,
5/15/2026
(a)
18,000 18,623
CQP Holdco LP / BIP-V Chinook Holdco LLC,
5.50%, 6/15/2031
(a)
55,000 50,129
Crescent Energy Finance LLC
7.25%, 5/01/2026
(a)
30,000 28,793
9.25%, 2/15/2028
(a)
41,000 41,026
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp.
5.75%, 4/01/2025 25,000 24,655
5.63%, 5/01/2027
(a)
40,000 38,256
6.00%, 2/01/2029
(a)
30,000 28,480
8.00%, 4/01/2029
(a)
30,000 30,642
7.38%, 2/01/2031
(a)
30,000 30,221
CrownRock LP / CrownRock Finance, Inc.
5.63%, 10/15/2025
(a)
55,000 53,798
5.00%, 5/01/2029
(a)
30,000 27,709
CSI Compressco LP / CSI Compressco Finance,
Inc., 7.50%, 4/01/2025
(a)
10,000 9,497
CVR Energy, Inc.
5.25%, 2/15/2025
(a)(b)
55,000 53,098
5.75%, 2/15/2028
(a)
5,000 4,576
Delek Logistics Partners LP / Delek Logistics
Finance Corp.
6.75%, 5/15/2025 28,000 27,330
7.13%, 6/01/2028
(a)
33,000 30,369
DT Midstream, Inc.
4.13%, 6/15/2029
(a)
80,000 70,554
4.38%, 6/15/2031
(a)
80,000 69,934
Earthstone Energy Holdings LLC, 8.00%,
4/15/2027
(a)
20,000 19,508
Encino Acquisition Partners Holdings LLC,
8.50%, 5/01/2028
(a)
35,000 32,832
Endeavor Energy Resources LP / EER Finance,
Inc., 5.75%, 1/30/2028
(a)
50,000 49,386
Enerflex Ltd., 9.00%, 10/15/2027
(a)
30,000 30,540

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Energy – 11.9% (continued)
Energy Ventures Gom LLC / Enven Finance
Corp., 11.75%, 4/15/2026
(a)
10,000 10,462
EnLink Midstream LLC
5.63%, 1/15/2028
(a)
25,000 24,442
5.38%, 6/01/2029 20,000 19,283
6.50%, 9/01/2030
(a)
30,000 30,570
EnLink Midstream Partners LP
4.15%, 6/01/2025 36,000 34,727
4.85%, 7/15/2026 20,000 19,418
5.60%, 4/01/2044 10,000 8,376
5.05%, 4/01/2045 25,000 19,726
5.45%, 6/01/2047 10,000 8,311
Enquest PLC, 11.63%, 11/01/2027
(a)
15,000 14,728
Ensign Drilling, Inc., 9.25%, 4/15/2024
(a)
15,000 14,619
Enviva Partners LP / Enviva Partners Finance
Corp., 6.50%, 1/15/2026
(a)
35,000 32,777
EQM Midstream Partners LP
4.00%, 8/01/2024 7,000 6,782
6.00%, 7/01/2025
(a)
14,000 13,788
4.13%, 12/01/2026 5,000 4,540
7.50%, 6/01/2027
(a)
5,000 5,014
6.50%, 7/01/2027
(a)
30,000 29,341
5.50%, 7/15/2028 15,000 13,838
4.50%, 1/15/2029
(a)
15,000 13,152
7.50%, 6/01/2030
(a)
5,000 4,992
4.75%, 1/15/2031
(a)
35,000 29,648
6.50%, 7/15/2048 15,000 11,633
FTAI Infra Escrow Holdings LLC, 10.50%,
6/01/2027
(a)
25,000 25,168
Genesis Energy LP / Genesis Energy Finance
Corp.
6.50%, 10/01/2025 23,000 22,604
6.25%, 5/15/2026 15,000 14,369
8.00%, 1/15/2027 50,000 49,361
7.75%, 2/01/2028 34,000 32,920
Global Marine, Inc., 7.00%, 6/01/2028 20,000 15,970
Global Partners LP / GLP Finance Corp.
7.00%, 8/01/2027 10,000 9,650
6.88%, 1/15/2029 15,000 14,146
Gulfport Energy Corp., 8.00%, 5/17/2026 25,000 24,800
Harbour Energy PLC, 5.50%, 10/15/2026
(a)
20,000 18,401
Harvest Midstream I LP, 7.50%, 9/01/2028
(a)
60,000 59,021
Hess Midstream Operations LP
5.63%, 2/15/2026
(a)
15,000 14,851
5.13%, 6/15/2028
(a)
5,000 4,726
4.25%, 2/15/2030
(a)
11,000 9,643
5.50%, 10/15/2030
(a)
5,000 4,662
Highpeak Energy, Inc., 10.63%, 11/15/2024
(a)
15,000 14,679
Hilcorp Energy I LP / Hilcorp Finance Co.
6.25%, 11/01/2028
(a)
30,000 28,803
5.75%, 2/01/2029
(a)
25,000 23,257
6.00%, 4/15/2030
(a)
25,000 23,396
6.00%, 2/01/2031
(a)
20,000 18,414
6.25%, 4/15/2032
(a)
20,000 18,472
Holly Energy Partners LP / Holly Energy Finance
Corp.
6.38%, 4/15/2027
(a)
20,000 19,810
5.00%, 2/01/2028
(a)
40,000 37,247
Howard Midstream Energy Partners LLC, 6.75%,
1/15/2027
(a)
15,000 14,624
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Energy – 11.9% (continued)
Ithaca Energy North Sea PLC, 9.00%,
7/15/2026
(a)
20,000 19,729
ITT Holdings LLC, 6.50%, 8/01/2029
(a)
50,000 43,467
KCA Deutag UK Finance PLC, 9.88%,
12/01/2025
(a)
20,000 19,358
Kinetik Holdings LP, 5.88%, 6/15/2030
(a)
65,000 61,998
KLX Energy Services Holdings, Inc., 11.50%,
11/01/2025
(a)
15,000 14,175
Magnolia Oil & Gas Operating LLC / Magnolia Oil
& Gas Finance Corp., 6.00%, 8/01/2026
(a)
10,000 9,674
Martin Midstream Partners LP / Martin
Midstream Finance Corp., 11.50%,
2/28/2025
(a)
5,000 5,003
Matador Resources Co., 5.88%, 9/15/2026
(b)
40,000 39,372
MEG Energy Corp.
7.13%, 2/01/2027
(a)
37,000 37,959
5.88%, 2/01/2029
(a)
35,000 33,576
Moss Creek Resources Holdings, Inc.
7.50%, 1/15/2026
(a)
25,000 23,091
10.50%, 5/15/2027
(a)
20,000 19,427
Murphy Oil Corp.
5.75%, 8/15/2025 3,000 2,989
5.88%, 12/01/2027 25,000 24,651
6.38%, 7/15/2028 10,000 9,929
7.05%, 5/01/2029 15,000 15,348
6.13%, 12/01/2042 25,000 20,501
Nabors Industries Ltd.
7.25%, 1/15/2026
(a)
15,000 14,587
7.50%, 1/15/2028
(a)
10,000 9,530
Nabors Industries, Inc.
5.75%, 2/01/2025 15,000 14,557
7.38%, 5/15/2027
(a)
20,000 20,026
Neptune Energy Bondco PLC, 6.63%,
5/15/2025
(a)
55,000 54,186
New Fortress Energy, Inc.
6.75%, 9/15/2025
(a)
95,000 91,139
6.50%, 9/30/2026
(a)
105,000 96,935
NGL Energy Operating LLC / NGL Energy
Finance Corp., 7.50%, 2/01/2026
(a)
90,000 85,499
NGL Energy Partners LP / NGL Energy Finance
Corp.
6.13%, 3/01/2025 10,000 8,875
7.50%, 4/15/2026 15,000 12,812
Northern Oil & Gas, Inc., 8.13%, 3/01/2028
(a)
40,000 39,863
Northriver Midstream Finance LP, 5.63%,
2/15/2026
(a)
20,000 19,198
NuStar Logistics LP
5.75%, 10/01/2025 35,000 34,631
6.00%, 6/01/2026 25,000 24,502
5.63%, 4/28/2027 25,000 24,080
6.38%, 10/01/2030 20,000 19,271
Occidental Petroleum Corp.
6.95%, 7/01/2024 4,000 4,070
2.90%, 8/15/2024 15,000 14,433
5.88%, 9/01/2025 30,000 30,371
5.50%, 12/01/2025 40,000 40,262
5.55%, 3/15/2026 55,000 55,597
3.40%, 4/15/2026 10,000 9,542
3.00%, 2/15/2027 5,000 4,601

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Energy – 11.9% (continued)
8.50%, 7/15/2027 30,000 33,190
7.15%, 5/15/2028 20,000 20,971
6.38%, 9/01/2028 35,000 36,399
8.88%, 7/15/2030 60,000 70,562
6.63%, 9/01/2030 70,000 74,379
6.13%, 1/01/2031 60,000 62,724
7.50%, 5/01/2031 50,000 55,611
7.88%, 9/15/2031 35,000 39,647
6.45%, 9/15/2036 70,000 73,652
7.95%, 6/15/2039 8,000 9,184
4.30%, 8/15/2039 25,000 20,472
6.20%, 3/15/2040 20,000 20,182
4.50%, 7/15/2044 15,000 12,278
4.63%, 6/15/2045 30,000 25,205
6.60%, 3/15/2046 55,000 58,576
4.40%, 4/15/2046 25,000 20,467
4.20%, 3/15/2048 20,000 15,958
Oceaneering International, Inc.
4.65%, 11/15/2024 25,000 24,404
6.00%, 2/01/2028 25,000 24,071
PAR Petroleum LLC / PAR Petroleum Finance
Corp., 7.75%, 12/15/2025
(a)
30,000 29,574
Parkland Corp.
5.88%, 7/15/2027
(a)
21,000 20,173
4.50%, 10/01/2029
(a)
55,000 47,397
4.63%, 5/01/2030
(a)
35,000 30,151
Patterson-UTI Energy, Inc.
3.95%, 2/01/2028 10,000 9,056
5.15%, 11/15/2029 6,000 5,586
PBF Holding Co. LLC / PBF Finance Corp.
7.25%, 6/15/2025 45,000 44,845
6.00%, 2/15/2028 45,000 42,426
PDC Energy, Inc.
6.13%, 9/15/2024 4,000 3,978
5.75%, 5/15/2026 46,000 44,485
Permian Resources Operating LLC
5.38%, 1/15/2026
(a)
20,000 18,861
7.75%, 2/15/2026
(a)
15,000 15,004
6.88%, 4/01/2027
(a)
10,000 9,805
5.88%, 7/01/2029
(a)
25,000 23,483
Petrofac Ltd., 9.75%, 11/15/2026
(a)
35,000 22,842
Precision Drilling Corp.
7.13%, 1/15/2026
(a)
10,000 9,948
6.88%, 1/15/2029
(a)
5,000 4,826
Range Resources Corp.
4.88%, 5/15/2025 40,000 38,835
8.25%, 1/15/2029 25,000 25,747
4.75%, 2/15/2030
(a)
5,000 4,497
ROCC Holdings LLC, 9.25%, 8/15/2026
(a)
15,000 15,197
Rockcliff Energy II LLC, 5.50%, 10/15/2029
(a)
43,000 40,913
Rockies Express Pipeline LLC
3.60%, 5/15/2025
(a)
20,000 18,974
4.95%, 7/15/2029
(a)
25,000 22,607
4.80%, 5/15/2030
(a)
20,000 17,904
7.50%, 7/15/2038
(a)
10,000 9,275
6.88%, 4/15/2040
(a)
30,000 25,527
SM Energy Co.
5.63%, 6/01/2025 30,000 29,409
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Energy – 11.9% (continued)
6.75%, 9/15/2026 10,000 9,846
6.63%, 1/15/2027 20,000 19,530
6.50%, 7/15/2028 5,000 4,783
Southeast Supply Header LLC, 4.25%,
6/15/2024
(a)
30,000 28,586
Southwestern Energy Co.
5.70%, 1/23/2025 7,000 6,945
7.75%, 10/01/2027
(b)
5,000 5,214
8.38%, 9/15/2028 5,000 5,250
5.38%, 2/01/2029 10,000 9,401
5.38%, 3/15/2030 45,000 41,936
4.75%, 2/01/2032 20,000 17,629
Strathcona Resources Ltd., 6.88%, 8/01/2026
(a)
30,000 25,834
Summit Midstream Holdings LLC / Summit
Midstream Finance Corp.
5.75%, 4/15/2025 10,000 8,601
8.50%, 10/15/2026
(a)
40,000 38,929
SunCoke Energy, Inc., 4.88%, 6/30/2029
(a)
15,000 13,200
Sunnova Energy Corp., 5.88%, 9/01/2026
(a)(b)
25,000 22,501
Sunoco LP / Sunoco Finance Corp.
6.00%, 4/15/2027 30,000 29,986
5.88%, 3/15/2028 22,000 21,566
4.50%, 5/15/2029 35,000 31,730
4.50%, 4/30/2030 45,000 40,113
Tallgrass Energy Partners LP / Tallgrass Energy
Finance Corp.
7.50%, 10/01/2025
(a)
20,000 20,304
6.00%, 3/01/2027
(a)
20,000 19,020
5.50%, 1/15/2028
(a)
45,000 41,472
6.00%, 12/31/2030
(a)
30,000 27,325
6.00%, 9/01/2031
(a)
20,000 18,030
Talos Production, Inc., 12.00%, 1/15/2026 35,000 37,118
Tap Rock Resources LLC, 7.00%, 10/01/2026
(a)
15,000 14,219
TechnipFMC PLC, 6.50%, 2/01/2026
(a)
20,000 19,876
Teine Energy Ltd., 6.88%, 4/15/2029
(a)
10,000 9,316
TerraForm Power Operating LLC
5.00%, 1/31/2028
(a)
30,000 28,199
4.75%, 1/15/2030
(a)
32,000 28,910
Topaz Solar Farms LLC
4.88%, 9/30/2039
(a)
20,000 17,650
5.75%, 9/30/2039
(a)
32,287 30,981
TransMontaigne Partners LP / TLP Finance
Corp., 6.13%, 2/15/2026 21,000 18,270
Transocean Guardian Ltd., 5.88%, 1/15/2024
(a)
21,324 21,625
Transocean Phoenix 2 Ltd., 7.75%,
10/15/2024
(a)
26,000 26,353
Transocean Pontus Ltd., 6.13%, 8/01/2025
(a)
12,625 12,982
Transocean Poseidon Ltd., 6.88%, 2/01/2027
(a)
12,188 12,100
Transocean Proteus Ltd., 6.25%, 12/01/2024
(a)
24,800 25,054
Transocean, Inc.
7.25%, 11/01/2025
(a)
15,000 14,257
7.50%, 1/15/2026
(a)
40,000 37,575
11.50%, 1/30/2027
(a)
44,000 45,944
8.00%, 2/01/2027
(a)
30,000 27,517
8.75%, 2/15/2030
(a)
35,000 36,138
7.50%, 4/15/2031 15,000 11,528
6.80%, 3/15/2038 25,000 17,647
USA Compression Partners LP / USA
Compression Finance Corp.
6.88%, 4/01/2026 27,000 26,496

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Energy – 11.9% (continued)
6.88%, 9/01/2027 32,000 31,049
Venture Global Calcasieu Pass LLC
3.88%, 8/15/2029
(a)
50,000 44,601
6.25%, 1/15/2030
(a)
25,000 25,520
4.13%, 8/15/2031
(a)
60,000 53,237
3.88%, 11/01/2033
(a)
50,000 42,129
Vermilion Energy, Inc.
5.63%, 3/15/2025
(a)
25,000 24,592
6.88%, 5/01/2030
(a)
10,000 9,221
Viper Energy Partners LP, 5.38%, 11/01/2027
(a)
30,000 29,046
Vital Energy, Inc.
9.50%, 1/15/2025 15,000 15,135
10.13%, 1/15/2028 5,000 4,980
7.75%, 7/31/2029
(a)
5,000 4,614
Warrior Met Coal, Inc., 7.88%, 12/01/2028
(a)
25,000 24,640
Weatherford International Ltd.
6.50%, 9/15/2028
(a)
25,000 24,879
8.63%, 4/30/2030
(a)
60,000 60,482
Welltec International Aps, 8.25%, 10/15/2026
(a)
10,000 10,084
Western Midstream Operating LP
3.35%, 2/01/2025 50,000 47,739
3.95%, 6/01/2025 30,000 28,747
4.65%, 7/01/2026 27,000 26,037
4.50%, 3/01/2028 15,000 14,171
4.75%, 8/15/2028 30,000 28,531
4.30%, 2/01/2030 55,000 50,352
5.45%, 4/01/2044 25,000 21,986
5.30%, 3/01/2048 30,000 26,235
5.50%, 8/15/2048 10,000 8,687
5.50%, 2/01/2050 60,000 52,060
7,071,973
Financial – 10.8%
Acrisure LLC / Acrisure Finance, Inc.
7.00%, 11/15/2025
(a)
40,000 38,093
10.13%, 8/01/2026
(a)
15,000 15,071
4.25%, 2/15/2029
(a)
30,000 24,906
6.00%, 8/01/2029
(a)
20,000 16,496
Advisor Group Holdings, Inc., 10.75%,
8/01/2027
(a)
20,000 20,667
AG Issuer LLC, 6.25%, 3/01/2028
(a)
20,000 18,900
AG TTMT Escrow Issuer LLC, 8.63%,
9/30/2027
(a)
35,000 36,095
Alliant Holdings Intermediate LLC / Alliant
Holdings Co.-Issuer
4.25%, 10/15/2027
(a)
45,000 41,267
6.75%, 10/15/2027
(a)
65,000 60,868
5.88%, 11/01/2029
(a)
20,000 17,439
Ally Financial, Inc., 5.75%, 11/20/2025
(b)
47,000 46,650
AmWINS Group, Inc., 4.88%, 6/30/2029
(a)
50,000 44,020
Apollo Commercial Real Estate Finance, Inc.,
4.63%, 6/15/2029
(a)
30,000 24,563
Aretec Escrow Issuer, Inc., 7.50%, 4/01/2029
(a)
30,000 26,621
Armor Holdco, Inc., 8.50%, 11/15/2029
(a)
10,000 8,539
ASG Finance Designated Activity Co., 7.88%,
12/03/2024
(a)
25,000 24,282
Assurant, Inc., 7.00%, 3/27/2048 30,000 30,097
AssuredPartners, Inc.
7.00%, 8/15/2025
(a)
35,000 34,538
5.63%, 1/15/2029
(a)
25,000 21,348
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Financial – 10.8% (continued)
Avation Capital SA, 8.25%, 10/31/2026
(a)(c)
15,187 12,981
Blackstone Mortgage Trust, Inc., 3.75%,
1/15/2027
(a)
15,000 13,235
Brightsphere Investment Group, Inc., 4.80%,
7/27/2026 10,000 9,284
Broadstreet Partners, Inc., 5.88%, 4/15/2029
(a)
30,000 26,483
Brookfield Property REIT, Inc. / BPR Cumulus
LLC / BPR Nimbus LLC / GGSI Sellco LLC
5.75%, 5/15/2026
(a)
35,000 33,002
4.50%, 4/01/2027
(a)
40,000 35,212
Burford Capital Global Finance LLC
6.25%, 4/15/2028
(a)
15,000 13,406
6.88%, 4/15/2030
(a)
5,000 4,558
Castlelake Aviation Finance DAC, 5.00%,
4/15/2027
(a)
20,000 18,237
CNG Holdings, Inc., 12.50%, 6/15/2024
(a)
10,000 8,473
Cobra Acquisitionco LLC, 6.38%, 11/01/2029
(a)
5,000 3,049
Coinbase Global, Inc.
3.38%, 10/01/2028
(a)(b)
50,000 32,248
3.63%, 10/01/2031
(a)
40,000 23,246
Compass Group Diversified Holdings LLC
5.25%, 4/15/2029
(a)
45,000 40,520
5.00%, 1/15/2032
(a)
25,000 20,522
Credit Acceptance Corp.
5.13%, 12/31/2024
(a)
28,000 26,254
6.63%, 3/15/2026
(b)
20,000 18,299
CTR Partnership LP / CareTrust Capital Corp.,
3.88%, 6/30/2028
(a)
20,000 17,896
Curo Group Holdings Corp., 7.50%, 8/01/2028
(a)
45,000 20,419
Cushman & Wakefield US Borrower LLC, 6.75%,
5/15/2028
(a)
30,000 28,979
Diversified Healthcare Trust
4.75%, 5/01/2024 10,000 8,682
9.75%, 6/15/2025 21,000 20,609
4.75%, 2/15/2028 10,000 6,088
4.38%, 3/01/2031 30,000 20,355
Dresdner Funding Trust I, 8.15%, 6/30/2031
(a)
55,000 59,773
Enact Holdings, Inc., 6.50%, 8/15/2025
(a)
50,000 49,249
Enova International, Inc.
8.50%, 9/01/2024
(a)
20,000 19,568
8.50%, 9/15/2025
(a)
37,000 35,200
Enstar Finance LLC
5.75%, 9/01/2040 25,000 22,490
5.50%, 1/15/2042 20,000 16,495
Finance of America Funding LLC, 7.88%,
11/15/2025
(a)
10,000 6,147
Five Point Operating Co. LP / Five Point Capital
Corp., 7.88%, 11/15/2025
(a)
37,000 33,308
Freedom Mortgage Corp.
8.13%, 11/15/2024
(a)
15,000 14,496
8.25%, 4/15/2025
(a)
20,000 19,069
7.63%, 5/01/2026
(a)
40,000 35,207
6.63%, 1/15/2027
(a)
30,000 24,967
Genworth Holdings, Inc., 6.50%, 6/15/2034 10,000 9,000
Global Aircraft Leasing Co. Ltd., 6.50%,
9/15/2024
(a)(c)
92,910 85,193
Global Atlantic Finance Co., 4.70%,
10/15/2051
(a)
30,000 25,952

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Financial – 10.8% (continued)
Global NET Lease, Inc. / Global NET
Lease Operating Partnership LP, 3.75%,
12/15/2027
(a)
15,000 12,666
goeasy Ltd.
5.38%, 12/01/2024
(a)
55,000 52,709
4.38%, 5/01/2026
(a)
20,000 17,910
Greystar Real Estate Partners LLC, 5.75%,
12/01/2025
(a)
35,000 34,565
GTCR AP Finance, Inc., 8.00%, 5/15/2027
(a)
25,000 24,548
HAT Holdings I LLC / HAT Holdings II LLC
6.00%, 4/15/2025
(a)
15,000 14,667
3.38%, 6/15/2026
(a)
50,000 44,389
3.75%, 9/15/2030
(a)
30,000 23,117
Hightower Holding LLC, 6.75%, 4/15/2029
(a)
10,000 8,620
Home Point Capital, Inc., 5.00%, 2/01/2026
(a)
35,000 25,378
Howard Hughes Corp. (The)
5.38%, 8/01/2028
(a)
46,000 42,652
4.13%, 2/01/2029
(a)
45,000 38,831
4.38%, 2/01/2031
(a)
35,000 29,137
HUB International Ltd.
7.00%, 5/01/2026
(a)
25,000 24,869
5.63%, 12/01/2029
(a)
20,000 17,987
Hunt Cos., Inc., 5.25%, 4/15/2029
(a)
45,000 38,194
Icahn Enterprises LP / Icahn Enterprises
Finance Corp.
4.75%, 9/15/2024 65,000 63,421
6.38%, 12/15/2025 35,000 34,698
6.25%, 5/15/2026 60,000 59,214
5.25%, 5/15/2027 80,000 74,836
4.38%, 2/01/2029 50,000 43,577
Intesa Sanpaolo SpA
5.02%, 6/26/2024
(a)
101,000 98,398
5.71%, 1/15/2026
(a)
65,000 63,755
4.20%, 6/01/2032
(a)
30,000 23,825
4.95%, 6/01/2042
(a)
60,000 43,509
Iron Mountain Information Management
Services, Inc., 5.00%, 7/15/2032
(a)
50,000 43,394
Iron Mountain, Inc.
4.88%, 9/15/2027
(a)
61,000 57,561
5.25%, 3/15/2028
(a)
45,000 42,782
5.00%, 7/15/2028
(a)
30,000 27,755
4.88%, 9/15/2029
(a)
74,000 66,887
5.25%, 7/15/2030
(a)
95,000 85,980
4.50%, 2/15/2031
(a)
80,000 68,582
5.63%, 7/15/2032
(a)
35,000 31,588
iStar, Inc.
4.75%, 10/01/2024 15,000 14,926
4.25%, 8/01/2025 12,000 11,913
5.50%, 2/15/2026
(b)
10,000 10,075
Jane Street Group / JSG Finance, Inc., 4.50%,
11/15/2029
(a)
20,000 17,925
Jefferies Finance LLC / JFIN Co.-Issuer Corp.,
5.00%, 8/15/2028
(a)
40,000 34,162
Jefferson Capital Holdings LLC, 6.00%,
8/15/2026
(a)
10,000 8,402
Jones Deslauriers Insurance Management, Inc.,
10.50%, 12/15/2030
(a)
30,000 30,506
Kennedy-Wilson, Inc.
4.75%, 3/01/2029 20,000 16,799
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Financial – 10.8% (continued)
4.75%, 2/01/2030 35,000 28,729
5.00%, 3/01/2031 25,000 20,423
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp.
5.25%, 10/01/2025
(a)
25,000 24,057
4.25%, 2/01/2027
(a)
20,000 17,625
4.75%, 6/15/2029
(a)
25,000 20,773
LD Holdings Group LLC
6.50%, 11/01/2025
(a)
20,000 15,333
6.13%, 4/01/2028
(a)
40,000 26,048
LFS Topco LLC, 5.88%, 10/15/2026
(a)
20,000 16,551
Liberty Mutual Group, Inc.
7.80%, 3/15/2037
(a)
30,000 33,314
4.13%, 12/15/2051
(a)
20,000 17,098
4.30%, 2/01/2061
(a)
20,000 13,087
LPL Holdings, Inc.
4.63%, 11/15/2027
(a)
11,000 10,468
4.00%, 3/15/2029
(a)
45,000 40,271
4.38%, 5/15/2031
(a)
10,000 8,762
MGIC Investment Corp., 5.25%, 8/15/2028 50,000 47,116
Midcap Financial Issuer Trust
6.50%, 5/01/2028
(a)
45,000 39,658
5.63%, 1/15/2030
(a)
10,000 8,070
MPT Operating Partnership LP / MPT Finance
Corp.
5.25%, 8/01/2026 33,000 30,125
5.00%, 10/15/2027
(b)
51,000 43,124
4.63%, 8/01/2029 50,000 38,886
3.50%, 3/15/2031 55,000 38,751
Nationstar Mortgage Holdings, Inc.
6.00%, 1/15/2027
(a)
25,000 23,239
5.50%, 8/15/2028
(a)
50,000 43,681
5.13%, 12/15/2030
(a)
40,000 32,405
5.75%, 11/15/2031
(a)
20,000 16,222
Navient Corp.
6.13%, 3/25/2024 33,000 32,926
5.88%, 10/25/2024 18,000 17,801
6.75%, 6/25/2025 20,000 19,957
6.75%, 6/15/2026 20,000 19,758
5.00%, 3/15/2027 25,000 22,836
4.88%, 3/15/2028 20,000 17,693
5.50%, 3/15/2029 30,000 26,557
5.63%, 8/01/2033 18,000 14,091
Necessity Retail REIT, Inc. (The) / American
Finance Operating Partner LP, 4.50%,
9/30/2028
(a)
10,000 7,679
NFP Corp.
4.88%, 8/15/2028
(a)
30,000 26,233
6.88%, 8/15/2028
(a)
95,000 82,260
7.50%, 10/01/2030
(a)
15,000 14,315
NMI Holdings, Inc., 7.38%, 6/01/2025
(a)
40,000 40,452
Office Properties Income Trust
4.25%, 5/15/2024 62,000 60,111
4.50%, 2/01/2025 74,000 68,820
2.65%, 6/15/2026 55,000 44,269
2.40%, 2/01/2027 40,000 30,610
3.45%, 10/15/2031 70,000 48,743
Ohio National Financial Services, Inc.
5.80%, 1/24/2030
(a)
21,000 19,681

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Financial – 10.8% (continued)
6.63%, 5/01/2031
(a)
10,000 9,794
OneMain Finance Corp.
6.13%, 3/15/2024 65,000 64,471
6.88%, 3/15/2025 71,000 70,768
7.13%, 3/15/2026 65,000 64,644
3.50%, 1/15/2027 45,000 39,307
6.63%, 1/15/2028 35,000 34,067
3.88%, 9/15/2028 15,000 12,628
5.38%, 11/15/2029 22,000 19,257
4.00%, 9/15/2030
(b)
25,000 19,926
Oxford Finance LLC / Oxford Finance Co.-Issuer
II, Inc., 6.38%, 2/01/2027
(a)
15,000 14,347
Pacific Western Bank, 3.25%, 5/01/2031 45,000 43,064
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co.-Issuer
7.50%, 6/01/2025
(a)
25,000 25,350
5.88%, 10/01/2028
(a)
30,000 27,757
4.88%, 5/15/2029
(a)
30,000 26,083
Pennymac Financial Services, Inc.
5.38%, 10/15/2025
(a)
51,000 47,568
4.25%, 2/15/2029
(a)
40,000 32,875
5.75%, 9/15/2031
(a)
30,000 25,259
PHH Mortgage Corp., 7.88%, 3/15/2026
(a)
15,000 13,701
PRA Group, Inc.
7.38%, 9/01/2025
(a)
20,000 19,870
8.38%, 2/01/2028
(a)
26,000 26,196
5.00%, 10/01/2029
(a)
30,000 25,868
Provident Financing Trust I, 7.41%, 3/15/2038 5,000 5,318
Provident Funding Associates LP / PFG Finance
Corp., 6.38%, 6/15/2025
(a)
15,000 14,059
Realogy Group LLC / Realogy Co.-Issuer Corp.
5.75%, 1/15/2029
(a)
60,000 47,070
5.25%, 4/15/2030
(a)(b)
45,000 33,748
RHP Hotel Properties LP / RHP Finance Corp.
4.75%, 10/15/2027 20,000 18,768
4.50%, 2/15/2029
(a)
20,000 17,813
Rithm Capital Corp., 6.25%, 10/15/2025
(a)
25,000 23,280
RLJ Lodging Trust LP
3.75%, 7/01/2026
(a)
20,000 18,368
4.00%, 9/15/2029
(a)
10,000 8,400
Rocket Mortgage LLC / Rocket Mortgage Co.-
Issuer, Inc.
2.88%, 10/15/2026
(a)
60,000 53,520
3.63%, 3/01/2029
(a)
35,000 29,533
3.88%, 3/01/2031
(a)
55,000 44,794
4.00%, 10/15/2033
(a)
40,000 31,714
Ryan Specialty Group LLC, 4.38%, 2/01/2030
(a)
25,000 22,528
Sagicor Financial Co. Ltd., 5.30%, 5/13/2028
(a)
25,000 24,327
SBA Communications Corp.
3.88%, 2/15/2027 75,000 69,284
3.13%, 2/01/2029 70,000 59,334
Service Properties Trust
4.65%, 3/15/2024 25,000 24,413
4.35%, 10/01/2024 30,000 28,281
4.50%, 3/15/2025 20,000 18,107
7.50%, 9/15/2025 30,000 29,550
5.25%, 2/15/2026 20,000 17,301
4.75%, 10/01/2026 25,000 20,654
4.95%, 2/15/2027 12,000 9,867
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Financial – 10.8% (continued)
5.50%, 12/15/2027 20,000 17,731
3.95%, 1/15/2028 30,000 22,865
4.95%, 10/01/2029 15,000 11,267
4.38%, 2/15/2030 15,000 10,943
SLM Corp.
4.20%, 10/29/2025 45,000 42,143
3.13%, 11/02/2026 25,000 22,075
Starwood Property Trust, Inc.
3.75%, 12/31/2024
(a)
25,000 23,752
4.75%, 3/15/2025 23,000 22,254
3.63%, 7/15/2026
(a)
14,000 12,565
4.38%, 1/15/2027
(a)
15,000 13,494
Stonex Group, Inc., 8.63%, 6/15/2025
(a)
25,000 25,266
Synovus Financial Corp., 5.90%, 2/07/2029 20,000 19,809
Texas Capital Bancshares, Inc., 4.00%,
5/06/2031 5,000 4,545
UniCredit SpA
5.86%, 6/19/2032
(a)
35,000 32,285
7.30%, 4/02/2034
(a)
50,000 48,633
5.46%, 6/30/2035
(a)
65,000 56,927
United Wholesale Mortgage LLC
5.50%, 11/15/2025
(a)
45,000 42,197
5.75%, 6/15/2027
(a)
27,000 24,246
5.50%, 4/15/2029
(a)
40,000 34,402
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL
Capital LLC
7.88%, 2/15/2025
(a)
55,000 54,269
6.00%, 1/15/2030
(a)
31,000 20,571
Uniti Group LP / Uniti Group Finance, Inc. / CSL
Capital LLC
4.75%, 4/15/2028
(a)
20,000 16,396
6.50%, 2/15/2029
(a)
65,000 44,954
USI, Inc., 6.88%, 5/01/2025
(a)
25,000 24,877
VistaJet Malta Finance PLC / XO Management
Holding, Inc.
7.88%, 5/01/2027
(a)
25,000 24,192
6.38%, 2/01/2030
(a)
35,000 30,895
WeWork Cos. LLC / WW Co.-Obligor, Inc., 5.00%,
7/10/2025
(a)
30,000 12,661
WeWork Cos., Inc., 7.88%, 5/01/2025
(a)
30,000 16,193
Wilton RE Ltd., 6.00%
(a)(d)
15,000 13,345
World Acceptance Corp., 7.00%, 11/01/2026
(a)
25,000 19,300
XHR LP
6.38%, 8/15/2025
(a)
20,000 19,803
4.88%, 6/01/2029
(a)
30,000 26,631
6,406,245
Industrial – 10.7%
Advanced Drainage Systems, Inc.
5.00%, 9/30/2027
(a)
25,000 23,858
6.38%, 6/15/2030
(a)
20,000 19,868
AECOM, 5.13%, 3/15/2027 43,000 42,247
AerCap Global Aviation Trust, 6.50%,
6/15/2045
(a)
30,000 29,328
Amsted Industries, Inc.
5.63%, 7/01/2027
(a)
25,000 24,575
4.63%, 5/15/2030
(a)
25,000 22,337
Arcosa, Inc., 4.38%, 4/15/2029
(a)
35,000 31,254
ARD Finance SA, 6.50%, 6/30/2027
(a)(c)
50,000 39,182

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Industrial – 10.7% (continued)
Ardagh Metal Packaging Finance USA LLC /
Ardagh Metal Packaging Finance PLC
6.00%, 6/15/2027
(a)
20,000 20,001
3.25%, 9/01/2028
(a)
30,000 26,322
4.00%, 9/01/2029
(a)
40,000 33,123
Ardagh Packaging Finance PLC / Ardagh
Holdings USA, Inc.
5.25%, 4/30/2025
(a)
45,000 44,071
4.13%, 8/15/2026
(a)
60,000 54,771
5.25%, 8/15/2027
(a)
40,000 32,763
5.25%, 8/15/2027
(a)
45,000 37,097
Artera Services LLC, 9.03%, 12/04/2025
(a)
40,000 34,204
Atkore, Inc., 4.25%, 6/01/2031
(a)
20,000 17,581
ATS Corp., 4.13%, 12/15/2028
(a)
20,000 17,928
Ball Corp.
5.25%, 7/01/2025 40,000 39,788
4.88%, 3/15/2026 28,000 27,589
6.88%, 3/15/2028 30,000 30,965
2.88%, 8/15/2030 50,000 41,084
3.13%, 9/15/2031
(b)
25,000 20,491
Berry Global, Inc.
4.50%, 2/15/2026
(a)
5,000 4,855
5.63%, 7/15/2027
(a)(b)
25,000 24,576
Boise Cascade Co., 4.88%, 7/01/2030
(a)
25,000 22,538
Bombardier, Inc.
7.50%, 12/01/2024
(a)
15,000 15,291
7.50%, 3/15/2025
(a)
26,000 26,023
7.13%, 6/15/2026
(a)
55,000 54,785
7.88%, 4/15/2027
(a)(b)
88,000 87,999
6.00%, 2/15/2028
(a)
35,000 33,227
7.50%, 2/01/2029
(a)
15,000 15,019
7.45%, 5/01/2034
(a)
15,000 15,322
Brand Industrial Services, Inc., 8.50%,
7/15/2025
(a)
45,000 36,821
Brundage-Bone Concrete Pumping Holdings,
Inc., 6.00%, 2/01/2026
(a)
15,000 14,285
Builders FirstSource, Inc.
5.00%, 3/01/2030
(a)
25,000 23,333
4.25%, 2/01/2032
(a)
60,000 51,630
6.38%, 6/15/2032
(a)
30,000 29,379
BWX Technologies, Inc.
4.13%, 6/30/2028
(a)
25,000 22,668
4.13%, 4/15/2029
(a)
35,000 31,634
Camelot Return Merger Sub, Inc., 8.75%,
8/01/2028
(a)
45,000 42,309
Cargo Aircraft Management, Inc., 4.75%,
2/01/2028
(a)
20,000 18,094
Carriage Purchaser, Inc., 7.88%, 10/15/2029
(a)
30,000 21,758
Cascades, Inc. / Cascades USA, Inc.
5.13%, 1/15/2026
(a)
30,000 28,003
5.38%, 1/15/2028
(a)
25,000 23,295
Cellnex Finance Co. SA, 3.88%, 7/07/2041
(a)
25,000 18,557
Chart Industries, Inc.
7.50%, 1/01/2030
(a)
80,000 81,721
9.50%, 1/01/2031
(a)
40,000 41,747
Clean Harbors, Inc.
4.88%, 7/15/2027
(a)
31,000 29,904
5.13%, 7/15/2029
(a)
23,000 22,129
6.38%, 2/01/2031
(a)
10,000 10,203
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Industrial – 10.7% (continued)
Clydesdale Acquisition Holdings, Inc.
6.63%, 4/15/2029
(a)
30,000 29,557
8.75%, 4/15/2030
(a)
55,000 48,639
Coherent Corp., 5.00%, 12/15/2029
(a)
35,000 32,000
Cornerstone Building Brands, Inc., 6.13%,
1/15/2029
(a)
20,000 14,961
Covanta Holding Corp.
4.88%, 12/01/2029
(a)
20,000 17,478
5.00%, 9/01/2030 5,000 4,268
CP Atlas Buyer, Inc., 7.00%, 12/01/2028
(a)
20,000 15,449
Crown Americas LLC, 5.25%, 4/01/2030
(b)
30,000 28,875
Crown Americas LLC / Crown Americas Capital
Corp. V, 4.25%, 9/30/2026 10,000 9,564
Crown Americas LLC / Crown Americas Capital
Corp. VI, 4.75%, 2/01/2026 25,000 24,394
Crown Cork & Seal Co., Inc., 7.38%, 12/15/2026 25,000 26,110
Danaos Corp., 8.50%, 3/01/2028
(a)
15,000 14,494
Dycom Industries, Inc., 4.50%, 4/15/2029
(a)
20,000 17,887
Eco Material Technologies, Inc., 7.88%,
1/31/2027
(a)
20,000 19,258
Energizer Holdings, Inc.
6.50%, 12/31/2027
(a)
10,000 9,761
4.75%, 6/15/2028
(a)
40,000 35,800
4.38%, 3/31/2029
(a)
45,000 39,007
EnerSys, 4.38%, 12/15/2027
(a)
13,000 12,009
EnPro Industries, Inc., 5.75%, 10/15/2026 10,000 9,858
F-Brasile SpA / F-Brasile US LLC, Series XR,
7.38%, 8/15/2026
(a)
20,000 16,393
First Student Bidco, Inc. / First Transit Parent,
Inc., 4.00%, 7/31/2029
(a)
30,000 25,053
Fluor Corp.
3.50%, 12/15/2024 5,000 4,874
4.25%, 9/15/2028
(b)
10,000 9,331
Fortress Transportation & Infrastructure
Investors LLC
6.50%, 10/01/2025
(a)
34,000 32,896
9.75%, 8/01/2027
(a)
15,000 15,438
5.50%, 5/01/2028
(a)
40,000 35,241
FXI Holdings, Inc.
7.88%, 11/01/2024
(a)
25,000 22,535
12.25%, 11/15/2026
(a)
45,000 40,736
Gates Global LLC / Gates Corp., 6.25%,
1/15/2026
(a)
34,000 33,495
GFL Environmental, Inc.
4.25%, 6/01/2025
(a)
10,000 9,680
3.75%, 8/01/2025
(a)
35,000 33,285
5.13%, 12/15/2026
(a)
20,000 19,462
4.00%, 8/01/2028
(a)
25,000 22,192
3.50%, 9/01/2028
(a)
25,000 22,268
4.75%, 6/15/2029
(a)
35,000 31,636
4.38%, 8/15/2029
(a)
30,000 26,598
Global Infrastructure Solutions, Inc.
5.63%, 6/01/2029
(a)
15,000 12,340
7.50%, 4/15/2032
(a)
5,000 4,262
Graftech Finance, Inc., 4.63%, 12/15/2028
(a)
15,000 13,030
Graham Packaging Co., Inc., 7.13%, 8/15/2028
(a)
35,000 30,746
Granite US Holdings Corp., 11.00%,
10/01/2027
(a)
20,000 21,088

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Industrial – 10.7% (continued)
Graphic Packaging International LLC
4.13%, 8/15/2024 5,000 4,920
4.75%, 7/15/2027
(a)
23,000 22,129
3.50%, 3/15/2028
(a)
26,000 23,376
3.50%, 3/01/2029
(a)
30,000 26,421
3.75%, 2/01/2030
(a)
20,000 17,454
Great Lakes Dredge & Dock Corp., 5.25%,
6/01/2029
(a)
15,000 12,647
Griffon Corp., 5.75%, 3/01/2028 40,000 37,873
Harsco Corp., 5.75%, 7/31/2027
(a)
35,000 29,600
Hillenbrand, Inc.
5.75%, 6/15/2025 15,000 15,076
5.00%, 9/15/2026 30,000 29,181
3.75%, 3/01/2031 25,000 21,069
Howmet Aerospace, Inc.
5.13%, 10/01/2024 30,000 29,889
6.88%, 5/01/2025 15,000 15,438
5.90%, 2/01/2027 25,000 25,431
6.75%, 1/15/2028 25,000 26,222
3.00%, 1/15/2029 30,000 26,179
5.95%, 2/01/2037 33,000 33,282
Husky III Holding Ltd., 13.00%, 2/15/2025
(a)(c)
20,000 18,531
Imola Merger Corp., 4.75%, 5/15/2029
(a)
125,000 108,794
Innovate Corp., 8.50%, 2/01/2026
(a)
10,000 7,534
Intelligent Packaging Ltd. Finco, Inc. / Intelligent
Packaging Ltd. Co.-Issuer LLC, 6.00%,
9/15/2028
(a)
25,000 22,297
James Hardie International Finance DAC, 5.00%,
1/15/2028
(a)
25,000 23,889
JELD-WEN, Inc.
6.25%, 5/15/2025
(a)
30,000 28,809
4.63%, 12/15/2025
(a)
25,000 22,123
4.88%, 12/15/2027
(a)
26,000 21,218
JPW Industries Holding Corp., 9.00%,
10/01/2024
(a)
10,000 8,925
Koppers, Inc., 6.00%, 2/15/2025
(a)
30,000 29,752
LABL Escrow Issuer LLC, 10.50%, 7/15/2027
(a)
30,000 28,529
LABL, Inc.
6.75%, 7/15/2026
(a)
35,000 33,920
5.88%, 11/01/2028
(a)
20,000 18,075
8.25%, 11/01/2029
(a)
25,000 20,951
Likewize Corp., 9.75%, 10/15/2025
(a)
35,000 33,051
Louisiana-Pacific Corp., 3.63%, 3/15/2029
(a)
30,000 26,076
LSB Industries, Inc., 6.25%, 10/15/2028
(a)
15,000 13,516
Madison IAQ LLC
4.13%, 6/30/2028
(a)
45,000 39,630
5.88%, 6/30/2029
(a)
45,000 36,155
Manitowoc Co., Inc. (The), 9.00%, 4/01/2026
(a)
(b)
6,000 5,901
Masonite International Corp.
5.38%, 2/01/2028
(a)
25,000 23,447
3.50%, 2/15/2030
(a)
20,000 16,639
Matthews International Corp., 5.25%,
12/01/2025
(a)
23,000 21,946
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/2024
(a)
63,000 62,942
8.50%, 4/15/2024
(a)
15,000 15,336
7.25%, 4/15/2025
(a)
71,000 69,058
7.88%, 8/15/2026
(a)
52,000 52,455
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Industrial – 10.7% (continued)
Maxim Crane Works Holdings Capital LLC,
10.13%, 8/01/2024
(a)
15,000 14,579
MIWD Holdco II LLC / MIWD Finance Corp.,
5.50%, 2/01/2030
(a)
20,000 16,642
Moog, Inc., 4.25%, 12/15/2027
(a)
32,000 29,680
Mueller Water Products, Inc., 4.00%,
6/15/2029
(a)
5,000 4,464
NAC Aviation 29 DAC, 4.75%, 6/30/2026 30,000 26,321
New Enterprise Stone & Lime Co., Inc.
5.25%, 7/15/2028
(a)
20,000 18,407
9.75%, 7/15/2028
(a)
10,000 9,502
OI European Group BV, 4.75%, 2/15/2030
(a)
10,000 8,986
Oscar Acquisitionco LLC / Oscar Finance, Inc.,
9.50%, 4/15/2030
(a)
30,000 27,048
OT Merger Corp., 7.88%, 10/15/2029
(a)
10,000 6,424
Owens-Brockway Glass Container, Inc.
5.38%, 1/15/2025
(a)
10,000 9,702
6.38%, 8/15/2025
(a)
25,000 24,514
6.63%, 5/13/2027
(a)(b)
15,000 14,746
Pactiv Evergreen Group Issuer LLC / Pactiv
Evergreen Group Issuer, Inc., 4.38%,
10/15/2028
(a)
24,000 21,340
Pactiv Evergreen Group Issuer, Inc. / Pactiv
Evergreen Group Issuer LLC / Reynolds Group
Issuer, Inc., 4.00%, 10/15/2027
(a)
40,000 35,934
Pactiv LLC
7.95%, 12/15/2025 15,000 14,866
8.38%, 4/15/2027 20,000 19,657
Park-Ohio Industries, Inc., 6.63%, 4/15/2027 20,000 14,810
PGT Innovations, Inc., 4.38%, 10/01/2029
(a)
35,000 30,195
Promontoria Holding 264 BV, 7.88%,
3/01/2027
(a)
20,000 18,913
Railworks Holdings LP / Railworks Rally, Inc.,
8.25%, 11/15/2028
(a)
15,000 13,914
Roller Bearing Co. of America, Inc., 4.38%,
10/15/2029
(a)
25,000 22,507
Rolls-Royce PLC
3.63%, 10/14/2025
(a)
55,000 51,328
5.75%, 10/15/2027
(a)
43,000 41,823
Sealed Air Corp.
5.13%, 12/01/2024
(a)
10,000 9,962
5.50%, 9/15/2025
(a)
10,000 9,950
4.00%, 12/01/2027
(a)
15,000 13,872
6.13%, 2/01/2028
(a)
50,000 50,504
5.00%, 4/15/2029
(a)
30,000 28,444
6.88%, 7/15/2033
(a)
33,000 34,321
Seaspan Corp., 5.50%, 8/01/2029
(a)
25,000 19,109
Sensata Technologies BV
5.63%, 11/01/2024
(a)
10,000 10,033
5.00%, 10/01/2025
(a)
20,000 19,776
4.00%, 4/15/2029
(a)
45,000 40,390
5.88%, 9/01/2030
(a)
20,000 19,623
Sensata Technologies, Inc.
4.38%, 2/15/2030
(a)
16,000 14,485
3.75%, 2/15/2031
(a)
35,000 29,877
Silgan Holdings, Inc., 4.13%, 2/01/2028 5,000 4,673
Smyrna Ready Mix Concrete LLC, 6.00%,
11/01/2028
(a)
55,000 50,065

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Industrial – 10.7% (continued)
Spirit AeroSystems, Inc.
7.50%, 4/15/2025
(a)
45,000 45,149
3.85%, 6/15/2026 10,000 9,394
4.60%, 6/15/2028 45,000 38,192
9.38%, 11/30/2029
(a)
40,000 43,443
SPX Flow, Inc., 8.75%, 4/01/2030
(a)
40,000 33,081
Standard Industries, Inc.
5.00%, 2/15/2027
(a)
50,000 47,613
4.75%, 1/15/2028
(a)
50,000 46,835
4.38%, 7/15/2030
(a)
85,000 72,878
3.38%, 1/15/2031
(a)
65,000 51,711
Stericycle, Inc.
5.38%, 7/15/2024
(a)
25,000 24,775
3.88%, 1/15/2029
(a)
35,000 31,103
Stevens Holding Co., Inc., 6.13%, 10/01/2026
(a)
5,000 5,074
Summit Materials LLC / Summit Materials
Finance Corp.
6.50%, 3/15/2027
(a)
25,000 24,919
5.25%, 1/15/2029
(a)
45,000 42,275
Terex Corp., 5.00%, 5/15/2029
(a)
15,000 14,003
Tervita Corp., 11.00%, 12/01/2025
(a)
26,000 28,146
Titan Acquisition Ltd. / Titan Co.-Borrower LLC,
7.75%, 4/15/2026
(a)
20,000 18,914
TK Elevator Holdco GMBH, 7.63%, 7/15/2028
(a)
20,000 17,766
TK Elevator US Newco, Inc., 5.25%, 7/15/2027
(a)
70,000 64,680
Topbuild Corp.
3.63%, 3/15/2029
(a)
50,000 42,677
4.13%, 2/15/2032
(a)
45,000 38,171
TransDigm UK Holdings PLC, 6.88%, 5/15/2026 35,000 34,698
TransDigm, Inc.
8.00%, 12/15/2025
(a)
45,000 45,927
6.25%, 3/15/2026
(a)
220,000 219,918
6.38%, 6/15/2026 38,000 37,526
7.50%, 3/15/2027 30,000 30,229
5.50%, 11/15/2027 150,000 143,248
4.63%, 1/15/2029 75,000 67,704
4.88%, 5/01/2029 35,000 31,654
Trident TPI Holdings, Inc.
9.25%, 8/01/2024
(a)
15,000 14,736
6.63%, 11/01/2025
(a)
10,000 9,020
Trimas Corp., 4.13%, 4/15/2029
(a)
25,000 22,251
Trinity Industries, Inc., 4.55%, 10/01/2024 15,000 14,502
Triumph Group, Inc.
8.88%, 6/01/2024
(a)
8,000 8,152
6.25%, 9/15/2024
(a)
20,000 19,333
7.75%, 8/15/2025 13,000 11,060
Trivium Packaging Finance BV
5.50%, 8/15/2026
(a)
40,000 38,432
8.50%, 8/15/2027
(a)
35,000 33,687
TTM Technologies, Inc., 4.00%, 3/01/2029
(a)
30,000 26,209
Tutor Perini Corp., 6.88%, 5/01/2025
(a)
25,000 22,270
Vertiv Group Corp., 4.13%, 11/15/2028
(a)
40,000 34,795
Victors Merger Corp., 6.38%, 5/15/2029
(a)
40,000 24,757
VM Consolidated, Inc., 5.50%, 4/15/2029
(a)
20,000 18,425
Waste Pro USA, Inc., 5.50%, 2/15/2026
(a)
22,000 20,462
Watco Cos. LLC / Watco Finance Corp., 6.50%,
6/15/2027
(a)
30,000 28,333
Weekley Homes LLC / Weekley Finance Corp.,
4.88%, 9/15/2028
(a)
20,000 17,400
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Industrial – 10.7% (continued)
Weir Group PLC (The), 2.20%, 5/13/2026
(a)
40,000 35,797
Werner FinCo LP / Werner FinCo, Inc., 8.75%,
7/15/2025
(a)
10,000 6,720
WESCO Distribution, Inc.
7.13%, 6/15/2025
(a)
40,000 40,636
7.25%, 6/15/2028
(a)
55,000 56,568
Western Global Airlines LLC, 10.38%,
8/15/2025
(a)
5,000 3,499
XPO CNW, Inc., 6.70%, 5/01/2034 5,000 4,548
XPO Escrow Sub LLC, 7.50%, 11/15/2027
(a)
25,000 25,692
6,395,539
Technology – 4.5%
ACI Worldwide, Inc., 5.75%, 8/15/2026
(a)
15,000 14,858
Ahead DB Holdings LLC, 6.63%, 5/01/2028
(a)
15,000 12,681
Amkor Technology, Inc., 6.63%, 9/15/2027
(a)
30,000 30,105
ams-OSRAM AG, 7.00%, 7/31/2025
(a)
25,000 24,126
Athenahealth Group, Inc., 6.50%, 2/15/2030
(a)
115,000 94,904
Avaya, Inc., 6.13%, 9/15/2028
(a)
50,000 14,781
Black Knight Infoserv LLC, 3.63%, 9/01/2028
(a)
45,000 40,040
Booz Allen Hamilton, Inc.
3.88%, 9/01/2028
(a)
35,000 31,611
4.00%, 7/01/2029
(a)
25,000 22,459
Boxer Parent Co., Inc.
7.13%, 10/02/2025
(a)
35,000 34,770
9.13%, 3/01/2026
(a)
20,000 19,065
Camelot Finance SA, 4.50%, 11/01/2026
(a)
20,000 19,028
Castle US Holding Corp., 9.50%, 2/15/2028
(a)
10,000 3,904
Central Parent, Inc. / Central Merger Sub, Inc.,
7.25%, 6/15/2029
(a)(b)
50,000 49,894
Clarivate Science Holdings Corp.
3.88%, 7/01/2028
(a)
35,000 31,249
4.88%, 7/01/2029
(a)
40,000 35,176
Cloud Software Group Holdings, Inc., 6.50%,
3/31/2029
(a)
220,000 193,037
Conduent Business Services LLC / Conduent
State & Local Solutions, Inc., 6.00%,
11/01/2029
(a)
35,000 31,162
Consensus Cloud Solutions, Inc.
6.00%, 10/15/2026
(a)
10,000 9,601
6.50%, 10/15/2028
(a)
25,000 23,415
Crowdstrike Holdings, Inc., 3.00%, 2/15/2029 15,000 12,894
CWT Travel Group, Inc., 8.50%, 11/19/2026
(a)
25,000 21,195
Diebold Nixdorf, Inc.
9.38%, 7/15/2025
(a)
30,000 19,742
9.38%, 7/15/2025
(a)
33,000 21,465
Dun & Bradstreet Corp. (The), 5.00%,
12/15/2029
(a)
15,000 13,378
Elastic NV, 4.13%, 7/15/2029
(a)
20,000 17,135
Entegris Escrow Corp., 5.95%, 6/15/2030
(a)
45,000 43,226
Entegris, Inc.
4.38%, 4/15/2028
(a)
15,000 13,577
3.63%, 5/01/2029
(a)(b)
40,000 34,240
Exela Intermediate LLC / Exela Finance, Inc.,
11.50%, 7/15/2026
(a)(e)
40,000 4,868
Fair Isaac Corp.
5.25%, 5/15/2026
(a)
10,000 9,928
4.00%, 6/15/2028
(a)
40,000 37,155
Helios Software Holdings, Inc. / Ion Corporate
Solutions Finance Sarl, 4.63%, 5/01/2028
(a)
15,000 12,051

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Technology – 4.5% (continued)
KBR, Inc., 4.75%, 9/30/2028
(a)
20,000 18,133
McAfee Corp., 7.38%, 2/15/2030
(a)
95,000 78,559
Microstrategy, Inc., 6.13%, 6/15/2028
(a)(b)
10,000 8,498
MSCI, Inc.
4.00%, 11/15/2029
(a)
55,000 50,152
3.63%, 9/01/2030
(a)
52,000 45,517
3.88%, 2/15/2031
(a)
65,000 57,341
3.63%, 11/01/2031
(a)
50,000 42,872
3.25%, 8/15/2033
(a)
40,000 32,771
NCR Corp.
5.75%, 9/01/2027
(a)
15,000 14,633
5.00%, 10/01/2028
(a)
15,000 13,343
5.13%, 4/15/2029
(a)
50,000 43,505
6.13%, 9/01/2029
(a)
11,000 10,894
5.25%, 10/01/2030
(a)
5,000 4,342
ON Semiconductor Corp., 3.88%, 9/01/2028
(a)
30,000 27,356
Open Text Corp.
3.88%, 2/15/2028
(a)
55,000 47,803
3.88%, 12/01/2029
(a)
60,000 49,942
Open Text Holdings, Inc.
4.13%, 2/15/2030
(a)
55,000 46,230
4.13%, 12/01/2031
(a)
40,000 32,515
Pitney Bowes, Inc.
6.88%, 3/15/2027
(a)
40,000 33,597
7.25%, 3/15/2029
(a)
30,000 23,583
Playtika Holding Corp., 4.25%, 3/15/2029
(a)
35,000 29,079
Presidio Holdings, Inc.
4.88%, 2/01/2027
(a)
30,000 27,949
8.25%, 2/01/2028
(a)
30,000 28,844
PTC, Inc.
3.63%, 2/15/2025
(a)
25,000 23,979
4.00%, 2/15/2028
(a)
37,000 34,479
Rackspace Technology Global, Inc.
3.50%, 2/15/2028
(a)
30,000 18,038
5.38%, 12/01/2028
(a)
20,000 7,356
Roblox Corp., 3.88%, 5/01/2030
(a)
25,000 21,069
Rocket Software, Inc., 6.50%, 2/15/2029
(a)
35,000 29,201
RRD Parent, Inc., 10.00%, 10/15/2031
(a)(c)
20,555 35,149
Science Applications International Corp., 4.88%,
4/01/2028
(a)
30,000 28,116
Seagate HDD Cayman
4.88%, 3/01/2024 25,000 24,744
4.75%, 1/01/2025 30,000 29,447
4.88%, 6/01/2027 20,000 19,404
4.09%, 6/01/2029 35,000 31,097
3.13%, 7/15/2029 15,000 12,090
4.13%, 1/15/2031 29,000 24,365
9.63%, 12/01/2032
(a)
50,000 56,635
5.75%, 12/01/2034 25,000 22,938
SS&C Technologies, Inc., 5.50%, 9/30/2027
(a)
75,000 72,099
Synaptics, Inc., 4.00%, 6/15/2029
(a)
20,000 17,370
Tempo Acquisition LLC / Tempo Acquisition
Finance Corp., 5.75%, 6/01/2025
(a)
5,000 5,049
Twilio, Inc.
3.63%, 3/15/2029 5,000 4,247
3.88%, 3/15/2031 5,000 4,145
Unisys Corp., 6.88%, 11/01/2027
(a)
50,000 37,905
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Technology – 4.5% (continued)
Vericast Corp.
11.00%, 9/15/2026
(a)
50,000 54,138
12.50%, 12/15/2027
(a)
20,000 22,453
Veritas US, Inc. / Veritas Bermuda Ltd., 7.50%,
9/01/2025
(a)
90,000 59,369
Virtusa Corp., 7.13%, 12/15/2028
(a)
15,000 12,603
Xerox Corp.
3.80%, 5/15/2024 8,000 7,729
4.80%, 3/01/2035 33,000 22,515
6.75%, 12/15/2039 26,000 20,407
Xerox Holdings Corp.
5.00%, 8/15/2025
(a)(b)
55,000 51,427
5.50%, 8/15/2028
(a)
55,000 46,897
ZoomInfo Technologies LLC / ZoomInfo Finance
Corp., 3.88%, 2/01/2029
(a)
30,000 25,878
2,646,516
Utilities – 2.4%
Algonquin Power & Utilities Corp., 4.75%,
1/18/2082 30,000 25,258
AmeriGas Partners LP / AmeriGas Finance Corp.
5.63%, 5/20/2024 32,000 31,525
5.50%, 5/20/2025 35,000 34,058
5.88%, 8/20/2026 35,000 33,807
5.75%, 5/20/2027 20,000 18,849
Atlantica Sustainable Infrastructure PLC, 4.13%,
6/15/2028
(a)
15,000 13,365
Calpine Corp.
5.25%, 6/01/2026
(a)
19,000 18,410
4.50%, 2/15/2028
(a)
51,000 47,100
5.13%, 3/15/2028
(a)(b)
59,000 53,407
4.63%, 2/01/2029
(a)
25,000 21,727
5.00%, 2/01/2031
(a)
50,000 42,845
3.75%, 3/01/2031
(a)
50,000 41,695
Clearway Energy Operating LLC
4.75%, 3/15/2028
(a)
50,000 47,145
3.75%, 2/15/2031
(a)
45,000 38,070
3.75%, 1/15/2032
(a)
20,000 16,517
DPL, Inc.
4.13%, 7/01/2025 30,000 28,629
4.35%, 4/15/2029 12,000 11,011
Drax Finco PLC, 6.63%, 11/01/2025
(a)
30,000 29,284
FirstEnergy Corp.
2.05%, 3/01/2025 5,000 4,691
Series A, 1.60%, 1/15/2026 20,000 18,054
Series B, 4.15%, 7/15/2027 78,000 74,534
2.65%, 3/01/2030 25,000 21,357
Series B, 2.25%, 9/01/2030 15,000 12,325
Series C, 7.38%, 11/15/2031 25,000 28,842
Series C, 5.10%, 7/15/2047 36,000 33,207
Series C, 3.40%, 3/01/2050 30,000 21,330
Leeward Renewable Energy Operations LLC,
4.25%, 7/01/2029
(a)
25,000 22,120
Midland Cogeneration Venture LP, 6.00%,
3/15/2025
(a)
7,269 7,411
NextEra Energy Operating Partners LP
4.25%, 7/15/2024
(a)
25,000 24,482
3.88%, 10/15/2026
(a)
22,000 20,502
4.50%, 9/15/2027
(a)
20,000 18,840

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Utilities – 2.4% (continued)
NRG Energy, Inc.
6.63%, 1/15/2027 10,000 10,008
5.75%, 1/15/2028 37,000 35,336
3.38%, 2/15/2029
(a)
20,000 16,571
5.25%, 6/15/2029
(a)
30,000 27,085
3.63%, 2/15/2031
(a)
40,000 31,710
3.88%, 2/15/2032
(a)
50,000 38,942
Panoche Energy Center LLC, 6.89%,
7/31/2029
(a)
10,289 10,053
Pattern Energy Operations LP / Pattern Energy
Operations, Inc., 4.50%, 8/15/2028
(a)
40,000 36,705
PG&E Corp.
5.00%, 7/01/2028
(b)
50,000 46,775
5.25%, 7/01/2030 45,000 41,466
Pike Corp., 5.50%, 9/01/2028
(a)
30,000 26,481
Solaris Midstream Holdings LLC, 7.63%,
4/01/2026
(a)
15,000 15,008
Terraform Global Operating LP, 6.13%,
3/01/2026
(a)
20,000 19,024
TransAlta Corp.
7.75%, 11/15/2029 15,000 15,486
6.50%, 3/15/2040 20,000 19,201
Vistra Operations Co. LLC
5.50%, 9/01/2026
(a)
43,000 41,891
5.63%, 2/15/2027
(a)
51,000 49,420
5.00%, 7/31/2027
(a)
65,000 61,139
4.38%, 5/01/2029
(a)
60,000 52,813
1,455,511
Total Corporate Bonds (cost $60,872,265) 58,184,638
Shares
Investment Companies – 0.9%
Registered Investment Companies – 0.9%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
4.30%
(f)
(cost $554,794) 554,794 554,794
Investment of Cash Collateral for Securities Loaned – 3.2%
Registered Investment Companies – 3.2%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
4.30%
(f)(g)
(cost $1,885,829) 1,885,829 1,885,829
Total Investments (cost $63,312,888) 101.8% 60,625,261
Liabilities, Less Cash and Receivables (1.8)% (1,088,983)
Net Assets 100.0% 59,536,278
REIT—Real Estate Investment Trust
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, these securities were valued at $41,673,197 or 70.00% of net assets.
(b)
Security, or portion thereof, on loan. At January 31, 2023, the value of the fund’s securities on loan was $2,110,476 and the value of the collateral was $2,203,886, consisting of cash collateral of
$1,885,829 and U.S. Government & Agency securities valued at $318,057. In addition, the value of collateral may include pending sales that are also on loan.
(c)
Payment-in-kind security and interest may be paid in additional par.
(d)
Perpetual bond with no specified maturity date.
(e)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at January 31, 2023 was $5,750, which represented
0.01% of the Fund’s Net Assets.
(f)
The rate shown is the 1-day yield as of January 31, 2023.
(g)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

See Notes to Statements of Investments
Centrally Cleared Credit Default Swaps
Reference Obligation
Maturity
Date
Notional
Amount ($)
(1)
Market
Value ($)
Upfront
Payments/
(Receipts) ($)
Unrealized
Appreciation
(Depreciation) ($)
Sold Contracts
(2)
CDX North American High Yield Swap 12/20/2027 851,000 28,565 (27,300) 55,865
(1)
The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.
(2)
If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either
(i)
pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

NOTES TO STATEMENTS OF INVESTMENTS
(Unaudited)
The Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) is the exclusive
reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by
nongovernmental entities. Rules and interpretive releases of the
Securities and Exchange Commission (“SEC”) under authority
of federal laws are also sources of authoritative GAAP for SEC registrants. Each fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946
Financial Services-Investment Companies. Each fund’s financial statements are prepared in accordance with GAAP, which may
require the use of management estimates and assumptions.
Actual results could differ from those estimates.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements).
Additionally, GAAP provides guidance on determining whether
the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of each fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for
identical investments.
Level 2
—
other significant observable inputs (including
quoted prices for similar investments, interest rates,
prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the
funds’ own assumptions in determining the fair value of
investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated
the Adviser as each fund’s valuation designee to make all fair value determinations with respect to each fund’s portfolio of investments, subject to the Board’s oversight and pursuant to
Rule 2a-5 under the Act.
Investments in equity securities, including ETFs (but not
including investments in other open-end registered investment companies) are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Association of Securities Dealers Automated Quotation System for which
market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Investments in debt securities excluding short-term investments
(other than U.S. Treasury Bills), are valued each business day by one or more independent pricing services (each, a “Service”)
approved by the Board. Investments for which quoted bid
prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the quoted bid prices (as obtained by the Service from dealers in such securities). Securities are valued as determined by a
Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers;
and general market conditions. Each Service and independent
valuation firm is engaged under the general oversight of the
Board. These securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on
disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally
categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to
U.S. dollars at the prevailing rates of exchange.
Futures, which are traded on an exchange, are valued at the last sales price on securities exchange on which such contracts are primarily traded or at the last sales price on the exchange on each business day and are generally categorized within Level 1 of the fair value hierarchy. Swap agreements are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.
The table below summarizes the inputs used as of January 31,
2023 in valuing each fund’s investments:
Fair Value Measurements
Level 1 - Unadjusted
Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 -  Significant
Unobservable Inputs Total
BNY Mellon US Large Cap Core Equity ETF
Assets ($)
Investments In Securities:
†
Common Stocks 521,115,371 — — 521,115,371
Investment Companies 1,222,921 — — 1,222,921
Other Financial Instruments:
Futures
††
58,826 — — 58,826
BNY Mellon US Mid Cap Core Equity ETF
Assets ($)
Investments In Securities:
†
Common Stocks 97,385,575 — — 97,385,575
Investment Companies 172,825 — — 172,825
Investment of Cash Collateral for
Securities Loaned 485,401 — — 485,401
Other Financial Instruments:
Futures
††
20,210 — — 20,210
BNY Mellon US Small Cap Core Equity ETF
Assets ($)
Investments In Securities:
†
Common Stocks 38,466,350 — — 38,466,350
Investment Companies 75,504 — — 75,504
Investment of Cash Collateral for
Securities Loaned 718,263 — — 718,263
Other Financial Instruments:
Futures
††
6,381 — — 6,381
BNY Mellon International Equity ETF
Assets ($)
Investments In Securities:
†
Common Stocks 169,741,979 — 0 169,741,979
Preferred Stocks 597,346 — — 597,346
Investment Companies 114,213 — — 114,213
Investment of Cash Collateral for
Securities Loaned 6,201 — — 6,201
Other Financial Instruments:
Futures
††
23,418 — — 23,418
BNY Mellon Emerging Markets Equity ETF
Assets ($)
Investments In Securities:
†
Common Stocks 30,618,708 32,744 0 30,651,452
Corporate Bonds — 232 — 232
Preferred Stocks 731,026 — 0 731,026
Investment Companies 27,858 — — 27,858
Investment of Cash Collateral for
Securities Loaned 8,678 — — 8,678
Other Financial Instruments:
Futures
††
6,491 — — 6,491
BNY Mellon Core Bond ETF
Assets ($)
Investments In Securities:
†
Asset-Backed Securities — 1,582,610 — 1,582,610
Commercial Mortgage-Backed Securities — 4,279,323 — 4,279,323
Corporate Bonds — 107,961,510 — 107,961,510
Foreign Governmental — 5,935,021 — 5,935,021
Municipal Securities — 1,454,571 — 1,454,571
Supranational Bank — 6,946,328 — 6,946,328
U.S. Government Agencies — 130,860,642 — 130,860,642
U.S. Treasury Government Securities — 176,946,070 — 176,946,070

NOTES TO STATEMENTS OF INVESTMENTS
(Unaudited) (continued)
Pursuant to a securities lending agreement with BNY Mellon, the funds may lend securities to qualified institutions. It is the funds’
policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105%
of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds
managed by the Adviser, or U.S. Government and Agency
securities. The funds are entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of
New York Mellon is required to replace the securities for the benefit of the funds or credit the funds with the market value of the unreturned securities and is subrogated to the funds’
rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
TBA Securities: During the period ended January 31, 2023,
BNY Mellon Core Bond ETF transacted in TBA securities
that involved buying or selling mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however, delivered securities must meet specified terms defined by industry guidelines,
including issuer, rate and current principal amount outstanding on underling mortgage pools. TBA securities subject to a forward commitment to sell at period end are included at the end of the fund’s Statement of Investments under the caption “TBA Sale
Commitments.” The proceeds and value of these commitments
are reflected  as Receivable for TBA sale commitments (included in receivable securities sold) and TBA sale commitments, at
value, respectively.
Derivatives: A derivative is a financial instrument whose
performance is derived from the performance of another
asset. The SEC recently adopted Rule 18f-4 under the Act
which regulates the use of derivatives transactions for certain funds registered under the Act. Each relevant fund is deemed a “limited” derivatives user under the rule and is required to limit its derivatives exposure so that the total notional value of derivatives does not exceed 10% of the fund’s net assets, and is subject to certain reporting requirements. Each type of derivative instrument that was held by the fund during the
period ended
January 31, 2023
is discussed below.
Futures: In the normal course of pursuing their investment
objective, exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments.
BNY Mellon US Large Cap Core Equity ETF, BNY Mellon US
Mid Cap Core Equity ETF, BNY Mellon US Small Cap Core
Equity ETF, BNY Mellon International Equity ETF and BNY
Mellon Emerging Markets Equity ETF invest in futures in order to manage their exposure to or protect against changes in the market. A futures contract represents a commitment for the
future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is
traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains
Level 1 - Unadjusted
Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 -  Significant
Unobservable Inputs Total
BNY Mellon Core Bond ETF (continued)
Investment Companies 9,796,261 — — 9,796,261
Investment of Cash Collateral for
Securities Loaned 2,677,785 — — 2,677,785
Liabilities ($)
TBA Sale Commitments — (805,122) — (805,122)
BNY Mellon Short Duration Corporate Bond ETF
Assets ($)
Investments In Securities:
†
Corporate Bonds — 53,946,059 — 53,946,059
Investment Companies 1,584,998 — — 1,584,998
Investment of Cash Collateral for
Securities Loaned 1,019,788 — — 1,019,788
BNY Mellon High Yield Beta ETF
Assets ($)
Investments In Securities:
†
Corporate Bonds — 58,184,638 — 58,184,638
Investment Companies 554,794 — — 554,794
Investment of Cash Collateral for
Securities Loaned 1,885,829 — — 1,885,829
Other Financial Instruments:
Centrally Cleared Credit Default Swaps
††
— 55,865 — 55,865
†
See Statement of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end.

or losses
.
When the contracts are closed, the fund recognizes a
realized gain or loss
.
There is minimal counterparty credit risk
to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at January 31, 2023, are set forth in the Statement of Investments for each fund.
Swap Agreements: BNY Mellon High Yield Beta ETF enters
into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity
(sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.
For OTC swaps, the fund accrues for interim payments on a
daily basis, with the net amount recorded within unrealized
appreciation (depreciation) on swap agreements . Once the
interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss)
recorded upon the termination of swap agreements . Upfront
payments made and/or received by the fund, are recorded as
an asset and/or liability and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.
Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded
and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin. Payments received from (paid to) the counterparty,
including upon termination, are recorded as realized gain (loss) .
Fluctuations in the value of swap agreements are recorded
for financial statement purposes as unrealized appreciation or depreciation on swap agreements.
Credit Default Swaps: Credit default swaps involve
commitments to pay a fixed interest rate in exchange for
payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to
the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation.
For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are
limited to the notional amount of each swap. Credit default
swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.
The maximum potential amount of future payments
(undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement
which may exceed the amount of unrealized appreciation
or depreciation . Notional amounts of all credit default swap agreements are disclosed in the Statement of Investments of the fund, which summarizes open credit default swaps entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net
amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities. .
GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted)
the seller could be required to make under the credit derivative,
(iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Statement of Investments and disclosures within this Note.
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.
The table below summarizes the gross appreciation, gross
depreciation and accumulated net unrealized appreciation
(depreciation) on investments for each fund at January 31, 2023.
At January 31, 2023, the cost of investments inclusive of
derivative contracts for federal income tax purposes was
substantially the same as the cost for financial reporting purposes
(see the Statements of Investments).

NOTES TO STATEMENTS OF INVESTMENTS
(Unaudited) (continued)
Gross
Appreciation
Gross
(Depreciation) Net
BNY Mellon US Large Cap Core Equity ETF $ 28,314,300 $ (43,955,292) $ (15,640,992)
BNY Mellon US Mid Cap Core Equity ETF 14,452,173 (4,538,137) 9,914,036
BNY Mellon US Small Cap Core Equity ETF 3,124,074 (5,064,648) (1,940,574)
BNY Mellon International Equity ETF 18,040,378 (4,047,009) 13,993,369
BNY Mellon Emerging Markets Equity ETF 6,516,044 (3,394,788) 3,121,256
BNY Mellon Core Bond ETF 1,734,218 (33,034,491) (31,300,273)
BNY Mellon Short Duration Corporate Bond ETF 128,792 (3,079,703) (2,950,911)
BNY Mellon High Yield Beta ETF 519,318 (3,151,080) (2,631,762)